UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 333-104654
File No. 811-21335

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		/X/

Pre-Effective Amendment No.		/ /
Post-Effective Amendment No.	18	/X/

		and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		/X/

Amendment No.	21

(Check appropriate box or boxes.)

OPTIMUM FUND TRUST
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	July 29, 2014

It is proposed that this filing will become effective (check appropriate box):
/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

- - - C O N T E N T S - - -

This Post-Effective Amendment No. 18 to Registration File No. 333-104654 includes the following:

1. Facing Page

2. Contents Page

3. Part A – Prospectus

4. Part B – Statement of Additional Information

5. Part C – Other Information

6. Signatures

7. Exhibits

Prospectus

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July 29, 2014

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Nasdaq ticker symbols
Optimum Large Cap Growth Fund
Class A	OALGX
Class B	OBLGX
Class C	OCLGX
Institutional Class	OILGX
Optimum Large Cap Value Fund
Class A	OALVX
Class B	OBLVX
Class C	OCLVX
Institutional Class	OILVX
Optimum Small-Mid Cap Growth Fund
Class A	OASGX
Class B	OBSGX
Class C	OCSGX
Institutional Class	OISGX
Optimum Small-Mid Cap Value Fund
Class A	OASVX
Class B	OBSVX
Class C	OCSVX
Institutional Class	OISVX
Optimum International Fund
Class A	OAIEX
Class B	OBIEX
Class C	OCIEX
Institutional Class	OIIEX
Optimum Fixed Income Fund
Class A	OAFIX
Class B	OBFIX
Class C	OCFIX
Institutional Class	OIFIX

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Nasdaq ticker symbols
Optimum Large Cap Growth Fund
Class A	OALGX
Class B	OBLGX
Class C	OCLGX
Institutional Class	OILGX
Optimum Large Cap Value Fund
Class A	OALVX
Class B	OBLVX
Class C	OCLVX
Institutional Class	OILVX
Optimum Small-Mid Cap Growth Fund
Class A	OASGX
Class B	OBSGX
Class C	OCSGX
Institutional Class	OISGX
Optimum Small-Mid Cap Value Fund
Class A	OASVX
Class B	OBSVX
Class C	OCSVX
Institutional Class	OISVX
Optimum International Fund
Class A	OAIEX
Class B	OBIEX
Class C	OCIEX
Institutional Class	OIIEX
Optimum Fixed Income Fund
Class A	OAFIX
Class B	OBFIX
Class C	OCFIX
Institutional Class	OIFIX

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Fund summaries

Optimum Large Cap Growth Fund

What is the Fund's investment objective?

Optimum Large Cap Growth Fund seeks long-term growth of capital.

What are the Fund's fees and expenses?

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The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing shares."

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Shareholder fees (fees paid directly from your investment)
Class	A	B	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	Inst.
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	none
Other expenses	0.48%	0.48%	0.48%	0.48%
Total annual fund operating expenses	1.48%	2.23%	2.23%	1.23%
Fee waivers and expense reimbursements	(0.11)% [2]	(0.86)% [2]	(0.11)% [2]	(0.11)% [2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.37%	1.37%	2.12%	1.12%
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1

If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

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2

The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.12% of the Fund's average daily net assets from July 29, 2014 through July 29, 2015. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fee to no more than 0.25% of average daily net assets from July 29, 2014 through July 29, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

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Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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		(if not		(if not
		redeemed)		redeemed)
Class	A	B	B	C	C	Inst.
1 year	$706	$139	$539	$215	$315	$114
3 years	$1,006	$615	$890	$687	$687	$379
5 years	$1,327	$1,116	$1,341	$1,185	$1,185	$665
10 years	$2,233	$2,307	$2,307	$2,556	$2,556	$1,479
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Portfolio turnover

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The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 98% of the average value of its portfolio.

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What are the Fund's principal investment strategies?

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Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large market capitalization companies (80% policy). This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000 ® Growth Index. As of June 30, 2014, the Russell 1000 Growth Index had a market capitalization range between $1.6 billion and $560.6 billion. The market capitalization range for this index will change on a periodic basis. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisors believe provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible to common stocks. In keeping with the Fund's investment objective, the Fund may also invest in foreign securities, including American depositary receipts (ADRs) and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (Manager), has selected T. Rowe Price Associates, Inc. (T. Rowe Price) and Fred Alger Management, Inc. (Alger) to serve as the Fund's sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor's share of the Fund's assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on the sub-advisor's own investment style and strategy.

In managing its portion of the Fund's assets, T. Rowe Price mostly seeks investments in companies that have the ability to pay increasing dividends through strong cash flow. T. Rowe Price generally looks for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

In pursuing its investment strategy, T. Rowe Price has the discretion to deviate from its normal investment criteria, as described above, and purchase securities that T. Rowe Price believes will provide an opportunity for substantial appreciation. These situations might arise when T. Rowe Price's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development. T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In managing its portion of the Fund's assets, Alger invests primarily in growth stocks. Alger believes that issuers of growth stocks tend to fall into one of two categories:

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  High unit volume growth

Vital, creative companies, which offer goods or services to a rapidly expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

  Positive life cycle change

Companies experiencing a major change that is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

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In implementing this philosophy, Alger places a heavy emphasis on original, in-depth analysis. Accordingly, Alger currently employs a team of more than 25 analysts. Analysts are sector specialists with broad responsibility to cover fundamental trends across the capitalization spectrum of their industries. The analyst team is composed of experienced analysts, who have years of experience analyzing the same industries and following the same companies as well as junior analysts supporting Alger's research, financial modeling, and analytical process. The portfolio manager may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and can be changed without shareholder approval. However, the Fund's Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund's shareholders would be given at least 60 days' notice prior to any such change.

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What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Large capitalization risk  — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Equity risk — The risk that stocks and other equity securities generally fluctuate in value more than bonds.

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Investment style risk – growth investment — The sub-advisors primarily use a particular style or set of styles — in this case "growth" styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

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Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

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Portfolio management risk — The risk that the Manager's and sub-advisors' strategies and their security selections might fail to produce the intended result.

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Derivatives risk  — Derivatives contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivatives contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

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Foreign risk  — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

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Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

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How has Optimum Large Cap Growth Fund performed?

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The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund's most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com.

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Year-by-year total return (Institutional Class)

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As of June 30, 2014, the Fund's Institutional Class shares had a calendar year-to-date return of 4.46%.  During the periods illustrated in this bar chart, Institutional Class's highest quarterly return was 17.32% for the quarter ended June 30, 2009 and its lowest quarterly return was -24.54% for the quarter ended Dec. 31, 2008.

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Average annual total returns for periods ended December 31, 2013

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	1 year	5 years	10 years
Institutional Class return before taxes	36.99%	20.61%	7.69%
Institutional Class return after taxes on distributions	33.23%	19.91%	7.30%
Institutional Class return after taxes on distributions and sale of Fund shares	22.63%	16.72%	6.19%
Class A return before taxes	28.67%	18.76%	6.68%
Class B return before taxes	31.87%	19.21%	6.74%
Class C return before taxes	34.61%	19.39%	6.61%
Russell 1000® Growth Index (reflects no distribution for fees, expenses, or taxes)	33.48%	20.39%	7.83%
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After-tax performance is presented only for Institutional Class shares of the Fund.  The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

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Sub-advisors

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T. Rowe Price Associates, Inc.

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Portfolio manager	Title with T. Rowe Price	Start date on the Fund
Joseph B. Fath, CPA	Vice President	January 2014
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Fred Alger Management, Inc.

Portfolio manager	Title with Alger	Start date on the Fund
Patrick Kelly, CFA	Executive Vice President	September 2008

Optimum Large Cap Value Fund

What are the Fund's investment objectives?

Optimum Large Cap Value Fund seeks long-term growth of capital. The Fund may also seek income.

What are the Fund's fees and expenses?

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The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing shares."

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Shareholder fees (fees paid directly from your investment)
Class	A	B	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	Inst.
Management fees	0.71%	0.71%	0.71%	0.71%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	none
Other expenses	0.48%	0.48%	0.48%	0.48%
Total annual fund operating expenses	1.44%	2.19%	2.19%	1.19%
Fee waivers and expense reimbursements	(0.11)% [2]	(0.86)% [2]	(0.11)% [2]	(0.11)% [2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.33%	1.33%	2.08%	1.08%
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1

If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

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2

The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.08% of the Fund's average daily net assets from July 29, 2014 through July 29, 2015. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fee to no more than 0.25% of average daily net assets from July 29, 2014 through July 29, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

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Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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		(if not		(if not
		redeemed)		redeemed)
Class	A	B	B	C	C	Inst.
1 year	$703	$135	$535	$211	$311	$110
3 years	$994	$602	$877	$675	$675	$367
5 years	$1,307	$1,096	$1,321	$1,165	$1,165	$644
10 years	$2,191	$2,265	$2,265	$2,515	$2,515	$1,433
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Portfolio turnover

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The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 37% of the average value of its portfolio.

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What are the Fund's principal investment strategies?

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Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large market capitalization companies (80% policy). This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, large market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 1000 ® Value Index. As of June 30, 2014, the Russell 1000 Value Index had a market capitalization range between $1.3 billion and $432.3 billion. The market capitalization range for this Index will change on a periodic basis. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets this definition after purchase continue to be considered to have a large capitalization for purposes of this 80% policy.

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The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisors believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's investment objective, the Fund may also invest in foreign securities, including American Depositary Receipts (ADRs) and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

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The Fund's manager, Delaware Management Company (Manager), has selected Massachusetts Financial Services Company (MFS) and Herndon Capital Management, LLC (Herndon), to serve as the Fund's sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor's share of the Fund's assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on the sub-advisor's own investment style and strategy.

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MFS focuses on investing the Fund's assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. MFS uses a bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer's earnings, cash flows, competitive position, and management ability. Quantitative models that systematically evaluate an issuer's valuation, price and earnings momentum, earnings quality, and other factors may also be considered.

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In managing its portion of the Fund's assets, Herndon combines a value-oriented approach with fundamental analysis to seek to identify companies primarily from the Russell 1000 Index that it believes to have strong fundamentals and are undervalued relative to other companies comprising the Russell 1000 Index. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. Companies that meet minimum capitalization and quality screens are evaluated and ranked based on a number of fundamental metrics. Herndon seeks to construct a portfolio that it believes has favorable characteristics relative to the Russell 1000 Index, including higher quality, higher dividend growth rates, lower valuation, stronger earnings growth, and lower volatility. To manage risk, Herndon seeks to limit sector and security exposure, maintain sector diversification, maintain a bias towards liquidity and adhere to a disciplined sell process.

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In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and can be changed without shareholder approval. However, the Fund's Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund's shareholders would be given at least 60 days' notice prior to any such change.

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What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Large capitalization risk  — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund's share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Equity risk — The risk that stocks and other equity securities generally fluctuate in value more than bonds.

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Investment style risk — value investment — The sub-advisors primarily use a particular style or set of styles — in this case "value" styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.

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Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

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Portfolio management risk — The risk that the Manager's and sub-advisors' strategies and their security selections might fail to produce the intended result.

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Real estate industry risk  — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

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Derivatives risk  — Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

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Foreign risk  — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

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Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

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How has Optimum Large Cap Value Fund performed?

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The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund's most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com.

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Year-by-year total return (Institutional Class)



As of June 30, 2014, the Fund's Institutional Class shares had a calendar year-to-date return of 4.14%.  During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 17.54% for the quarter ended June 30, 2009 and its lowest quarterly return was -22.07% for the quarter ended Dec. 31, 2008.


Average annual total returns for periods ended December 31, 2013

	1 year	5 years	10 years
Institutional Class return before taxes	32.52%	17.13%	7.59%
Institutional Class return after taxes on distributions	32.21%	16.75%	7.10%
Institutional Class return after taxeson distributions and sale of Fund shares	18.64%	13.90%	6.18%
Class A return before taxes	24.51%	15.36%	6.59%
Class B return before taxes	27.43%	15.76%	6.67%
Class C return before taxes	30.31%	15.97%	6.53%
Russell 1000® Value Index (reflects nodeduction for fees, expenses, or taxes)	32.53%	16.67%	7.58%

After-tax performance is presented only for Institutional Class shares of the Fund.  The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust


Sub-advisors


Herndon Capital Management, LLC


Portfolio manager	Title with Herndon	Start on the Fund
Randall Cain, CFA	Principal, Portfolio Manager	October 2010

Massachusetts Financial Services Company

Portfolio managers	Title with MFS	Start date on the Fund
Steven R. Gorham, CFA	Investment Officer	August 2003
Nevin P. Chitkara	Investment Officer	May 2006

Optimum Small-Mid Cap Growth Fund

What is the Fund's investment objective?

Optimum Small-Mid Cap Growth Fund seeks long-term growth of capital.

What are the Fund's fees and expenses?


The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Class	A	B	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	Inst.
Management fees	1.10%	1.10%	1.10%	1.10%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	none
Other expenses	0.55%	0.55%	0.55%	0.55%
Total annual fund operating expenses	1.90%	2.65%	2.65%	1.65%
Fee waivers and expense reimbursements	(0.29)% [2]	(1.04)% [2]	(0.29)% [2]	(0.29)% [2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.61%	1.61%	2.36%	1.36%
1

If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2

The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.36% of the Fund's average daily net assets from July 29, 2014 through July 29, 2015. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fees to no more than 0.25% of average daily net assets from July 29, 2014 through July 29, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not		(if not
		redeemed)		redeemed)
Class	A	B	B	C	C	Inst.
1 year	$729	$164	$564	$239	$339	$138
3 years	$1,111	$725	$1,000	$796	$796	$492
5 years	$1,517	$1,312	$1,537	$1,379	$1,379	$870
10 years	$2,647	$2,723	$2,723	$2,962	$2,962	$1,930

Portfolio turnover


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.


What are the Fund's principal investment strategies?


Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small-and mid-market capitalization companies (80% policy). This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Growth Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap ® Growth Index. As of June 30, 2014, the Russell 2000 Growth Index had a market capitalization range between $49.2 million and $4.5 billion, and the Russell Midcap Growth Index had a market capitalization range between $1.6 billion and $29.8 billion. The market capitalization ranges for these Indices will change on a periodic basis. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets the respective definition above after purchase continue to be considered either small- or mid-capitalization companies, as applicable, for purposes of this 80% policy.


The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisor believes provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's investment objective, the Fund may also invest in foreign securities, including American Depositary Receipts (ADRs) and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.


The Fund's manager, Delaware Management Company (Manager), has selected Columbia Wanger Asset Management, LLC (Columbia WAM) and Wellington Management Company, LLP (Wellington Management) to serve as the Fund's sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor's share of the Fund's assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on the sub-advisor's own investment style and strategy.


In managing its portion of the Fund's assets, Columbia WAM typically looks for companies with a strong business franchise that offers growth potential, products and services that give the company a competitive advantage, and/or a stock price that Columbia WAM believes is reasonable relative to the assets and earnings power of the company. Columbia WAM may identify what it believes are important economic, social, or technological trends and try to identify companies it thinks will benefit from these trends. Columbia WAM relies primarily on independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Columbia WAM compares growth potential, financial strength, and fundamental value among companies.


In managing its portion of the Fund's assets, Wellington Management seeks to invest in stocks of rapidly growing companies, adding value through bottom-up, fundamental security selection decisions. The investment process consists of three phases: defining a universe, selecting individual stocks, and executing a portfolio strategy. Throughout this process, Wellington Management identifies both emerging and re-emerging growth companies. They generally look for companies that exhibit some or all of the following fundamental characteristics: sustainable revenue growth, superior market position, positive financial trends, and high quality management. A stock is purchased when it is considered to be undervalued relative to their fundamental outlook for the company. This valuation methodology focuses on a number of metrics, including absolute and relative forward price-to-earnings multiples, enterprise value/ earnings before interest, taxes, depreciation and amortization (EBITDA), price-to-sales ratio, and the present value of future cash flows. The most compelling purchase candidates look attractive through several of these valuation metrics.


In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and can be changed without shareholder approval. However, the Fund's Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund's shareholders would be given at least 60 days' notice prior to any such change.


What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.


Company size risk  — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.


Equity risk — The risk that stocks and other equity securities generally fluctuate in value more than bonds.


Investment style risk – growth investment — The sub-advisors primarily use a particular style or set of styles — in this case "growth" styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.


Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.


Portfolio management risk — The risk that the Manager's and sub-advisors' strategies and their security selections might fail to produce the intended result.


Derivatives risk  — Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).


Foreign risk  — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.


Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.


How has Optimum Small-Mid Cap Growth Fund performed?


The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund's most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com.


Year-by-year total return (Institutional Class)



As of June 30, 2014, the Fund's Institutional Class shares had a calendar year-to-date return of 2.79%.  During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 22.05% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -28.14% for the quarter ended Dec. 31, 2008.


Average annual total returns for periods ended December 31, 2013

	1 year	5 years	10 years
Institutional Class return before taxes	37.85%	20.61%	7.18%
Institutional Class return after taxes on distributions	34.34%	19.66%	6.65%
Institutional Class return after taxes on distributions and sale of Fund shares	23.37%	16.79%	5.80%
Class A return before taxes	29.51%	18.80%	6.19%
Class B return before taxes	33.34%	19.35%	6.26%
Class C return before taxes	35.47%	19.42%	6.12%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)	40.65%	24.02%	10.11%

After-tax performance is presented only for Institutional Class shares of the Fund.  The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust


Sub-advisors


Columbia Wanger Asset Management, LLC

Portfolio manager	Title with Columbia WAM	Start date on the Fund
Robert A. Chalupnik, CFA	Portfolio Manager	October 2010

Wellington Management Company, LLP

Portfolio manager	Title with Wellington Management	Start date on the Fund
Steven C. Angeli, CFA	Senior Vice President and Equity Portfolio Manager	June 2008

Optimum Small-Mid Cap Value Fund

What is the Fund's investment objective?

Optimum Small-Mid Cap Value Fund seeks long-term growth of capital.

What are the Fund's fees and expenses?


The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing shares."

Shareholder fees (fees paid directly from your investment)
Class	A	B	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	Inst.
Management fees	1.02%	1.02%	1.02%	1.02%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	none
Other expenses	0.54%	0.54%	0.54%	0.54%
Total annual fund operating expenses	1.81%	2.56%	2.56%	1.56%
Fee waivers and expense reimbursements	(0.21)% [2]	(0.96)% [2]	(0.21)% [2]	(0.21)% [2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.60%	1.60%	2.35%	1.35%
1

If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2

The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.35% of the Fund's average daily net assets from July 29, 2014 through July 29, 2015. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fees to no more than 0.25% of average daily net assets from July 29, 2014 through July 29, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.


Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not		(if not
		redeemed)		redeemed)
Class	A	B	B	C	C	Inst.
1 year	$728	$163	$563	$238	$338	$137
3 years	$1,092	$705	$980	$777	$777	$472
5 years	$1,480	$1,274	$1,499	$1,342	$1,342	$830
10 years	$2,563	$2,639	$2,639	$2,879	$2,879	$1,839

Portfolio turnover


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.


What are the Fund's principal investment strategies?


Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small- and mid-market capitalization companies (80% policy). This policy may be changed only upon 60 days' prior notice to shareholders. For purposes of this Fund, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Value Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap ® Value Index. As of June 30, 2014, the Russell 2000 Value Index had a market capitalization range between $49.2 million and $4.4 billion, and the Russell Midcap Value Index had a market capitalization range between $1.3 billion and $29.8 billion. The market capitalization ranges for these Indices will change on a periodic basis. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Fund's investment. Companies whose market capitalization no longer meets the respective definition above after purchase continue to be considered either small- or mid-capitalization companies, as applicable, for purposes of this 80% policy.


The Fund intends to invest primarily in common stocks of U.S. companies, but it may also invest in other securities that the sub-advisors believe provide opportunities for capital growth, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's investment objective, the Fund may also invest in foreign securities, including American Depositary Receipts (ADRs) and other depositary receipts and shares; futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.


The Fund's manager, Delaware Management Company (Manager), has selected The Delafield Group, a division of Tocqueville Asset Management L.P. (The Delafield Group of Tocqueville or Tocqueville), The Killen Group, Inc. (Killen), and Westwood Management Corp. (Westwood) to serve as the Fund's sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor's share of the Fund's assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on its own investment style and strategy.


In managing its portion of the Fund's assets, The Delafield Group of Tocqueville considers factors including the value of individual securities relative to other investment alternatives, trends in the determinants of corporate profits, corporate cash flow, balance sheet changes, management capability and practices, and the economic and political outlook. Although the balance sheet of a company is important to the sub-advisor's analysis, the sub-advisor may invest in financially troubled companies if the sub-advisor believes that the underlying assets are worth far more than the market price of the shares. In addition, companies generating free cash flow will be considered attractive. Securities will also be assessed upon their earning power, stated asset value, and off-the-balance sheet values. The Delafield Group of Tocqueville intends to invest in companies that are managed for the benefit of their shareholders and not by management that believes the most important measure of a company's success is its size.


In managing its portion of the Fund's assets, Killen adheres to the principles of value investing, using a fundamental, bottom-up approach. Investment research is conducted and produced internally by Killen's own staff. Killen seeks to buy securities that it believes to be undervalued and that offer the potential for long-term capital gains. Generally, the sub-advisor's average holding period for securities is three to four years. Killen will typically hold approximately 40 stocks in its portion of the Fund's assets.


In managing its portion of the Fund's assets, Westwood utilizes a value style of investing in choosing common stocks that it believes have limited downside risk and it believes are currently undervalued in the market. Other key metrics for evaluating the risk/return profile of an investment may include, but are not limited to, strong free cash flow; an improving return on equity; a declining debt/equity ratio; and in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood also has disciplines in place that generally serve as sell signals, such as a security reaching a predetermined price target or a change to a company's fundamentals that negatively impacts the original investment thesis.


In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and can be changed without shareholder approval. However, the Fund's Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund's shareholders would be given at least 60 days' notice prior to any such change.


What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.


Company size risk  — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.


Equity risk — The risk that stocks and other equity securities generally fluctuate in value more than bonds.


Investment style risk — value investment — The sub-advisors primarily use a particular style or set of styles — in this case "value" styles — to select investments for the Fund. Those styles may not produce the best results over short or longer time periods and may increase the volatility of the Fund's share price.


Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.


Portfolio management risk — The risk that the Manager's and sub-advisors' strategies and their security selections might fail to produce the intended result.


Derivatives risk  — Derivatives contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivatives contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).


Foreign risk  — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.


Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.


How has Optimum Small-Mid Cap Value Fund performed?


The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund's most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com.


Year-by-year total return (Institutional Class)



As of June 30, 2014, the Fund's Institutional Class shares had a calendar year-to-date of 3.89%.  During the periods illustrated in this bar chart, the Institutional Class's highest quarterly return was 25.21% for the quarter ended June 30, 2009 and its lowest quarterly return was -32.87% for the quarter ended Dec. 31, 2008.


Average annual total returns for periods ended December 31, 2013

	1 year	5 years	10 years
Institutional Class return before taxes	33.08%	21.84%	8.49%
Institutional Class return after taxes on distributions	29.60%	21.01%	7.64%
Institutional Class return after taxes on distributionsand sale of Fund shares	21.07%	17.89%	6.86%
Class A return before taxes	25.02%	20.02%	7.48%
Class B return before taxes	28.69%	20.58%	7.56%
Class C return before taxes	30.69%	20.65%	7.40%
Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)	33.32%	19.61%	9.29%

After-tax performance is presented only for Institutional Class shares of the Fund.  The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

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Sub-advisors

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The Delafield Group, a division of Tocqueville Asset Management L.P.

Portfolio managers	Title with Tocqueville	Start date on the Fund
J. Dennis Delafield, CFA	Managing Director	August 2003
Vincent Sellecchia, CFA	Managing Director	August 2003

The Killen Group, Inc.

Portfolio managers	Title with Killen	Start date on the Fund
Lee S. Grout, CFA	Executive Vice President and Head of Investment Research	January 2006
Robert E. Killen	Chief Executive Officer and Founder	January 2006

Westwood Management Corp.

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Portfolio managers	Title with Westwood	Start date on the Fund
Ragen Stienke, CFA	Senior Vice President, Senior Portfolio Manager	December 2008
Prashant Inamdar, CFA	Vice President, Portfolio Manager, Research Analyst	December 2013
Grant Taber	Vice President, Portfolio Manager, Research Analyst	December 2008
Tom Lieu, CFA	Vice President, Portfolio Manager, Research Analyst	January 2011
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Optimum International Fund

What are the Fund's investment objectives?

Optimum International Fund seeks long-term growth of capital. The Fund may also seek income.

What are the Fund's fees and expenses?

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The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $75,000 in the Optimum Funds. More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing shares."

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Shareholder fees (fees paid directly from your investment)
Class	A	B	C	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	Inst.
Management fees	0.77%	0.77%	0.77%	0.77%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	none
Other expenses	0.59%	0.59%	0.59%	0.59%
Total annual fund operating expenses	1.61%	2.36%	2.36%	1.36%
Fee waivers and expense reimbursements	(0.11)% [2]	(0.86)% [2]	(0.11)% [2]	(0.11)% [2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.50%	1.50%	2.25%	1.25%
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1

If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

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2

The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.25% of the Fund's average daily net assets from July 29, 2014 through July 29, 2015. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fees to no more than 0.25% of average daily net assets from July 29, 2014 through July 29, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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		(if not		(if not
		redeemed)		redeemed)
Class	A	B	B	C	C	Inst.
1 year	$719	$153	$553	$228	$328	$127
3 years	$1,044	$654	$929	$726	$726	$420
5 years	$1,391	$1,182	$1,407	$1,250	$1,250	$734
10 years	$2,367	$2,442	$2,442	$2,688	$2,688	$1,626
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Portfolio turnover

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The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.

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What are the Fund's principal investment strategies?

The Fund invests primarily in non-U.S. securities, including securities of issuers located in emerging markets, but, in any event, will invest at least 65% of its net assets in non-U.S. securities. The Fund considers non-U.S. securities to include those securities issued by companies: (i) whose principal securities trading markets are outside the U.S.; (ii) that derive 50% or more of their total revenue from either goods or services produced or sales made in markets outside the U.S.; (iii) that have 50% or more of their assets outside the U.S.; (iv) that are linked to non-U.S. dollar currencies; or (v) that are organized under the laws of, or with principal offices in, a country other than the U.S. The Fund does not limit its investments to issuers within a specific market capitalization range.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisors believe provide opportunities for capital growth and income, such as preferred stocks, warrants, and securities convertible into common stocks. In keeping with the Fund's investment objective, the Fund may also invest in futures, options, and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's manager, Delaware Management Company (Manager), has selected EARNEST Partners LLC (EARNEST) and BlackRock Advisors, LLC (BlackRock) to serve as the Fund's sub-advisors. Each sub-advisor is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-advisor. The Manager may change the allocation at any time. The relative values of each sub-advisor's share of the Fund's assets also may change over time. Each sub-advisor selects investments for its portion of the Fund based on the sub-advisor's own investment style and strategy.

In managing its portion of the Fund's assets, EARNEST normally employs a fundamental, bottom-up investment process. The first step in EARNEST's investment process is to screen the relevant universe to identify stocks that it believes are likely to outperform based on their financial characteristics and the current environment. Using an approach called Return Pattern Recognition, EARNEST seeks to identify the financial and market characteristics that have been in place when an individual company has produced outstanding performance. These characteristics include valuation measures, market trends, operating trends, growth measures, and profitability measures. EARNEST screens companies and selects for an in-depth fundamental review those exhibiting the set of characteristics that it believes indicate outperformance. The screening process allows EARNEST to review the relevant universe of companies and focus on those it considers the best prospects.

In managing its portion of the Fund's assets, BlackRock applies an active investment process that is research-intensive, global in its frame of reference, and risk-informed. BlackRock's approach combines proprietary, multi-factor quantitative analysis with independent fundamental research to construct portfolios with desired characteristics. Quantitative multi-factored models are used to provide objective, quantitative descriptions of sub-industries and companies. Stock selection is based on bottom-up fundamental company and sub-industry research. The investment team believes portfolio strategy and risk management are integral components of the portfolio construction process. The investment team believes that this integrated approach is critical to achieving its goal of consistently generating superior, risk-adjusted returns. Companies are purchased that BlackRock believes possess strong and/or improving industry and company fundamentals and/or favorable risk/reward outlooks.

In response to market, economic, political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and can be changed without shareholder approval. However, the Fund's Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund's shareholders would be given at least 60 days' notice prior to any such change.

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What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

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Foreign risk  — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

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Equity risk — The risk that stocks and other equity securities generally fluctuate in value more than bonds.

Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

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Portfolio management risk — The risk that the Manager's and sub-advisors' strategies and their security selections might fail to produce the intended result.

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Derivatives risk  — Derivatives contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivatives contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

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Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

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How has Optimum International Fund performed?

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The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund's most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com.

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Year-by-year total return (Institutional Class)

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As of June 30, 2014, the Fund's Institutional Class shares had a calendar year-to-date return of 1.08%.  During the periods illustrated in this bar chart, Institutional Class's highest quarterly return was 25.09% for the quarter ended June 30, 2009 and its lowest quarterly return was -19.66% for the quarter ended Dec. 31, 2008.

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Average annual total returns for periods ended December 31, 2013

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	1 year	5 years	10 years
Institutional Class return before taxes	21.05%	11.23%	6.12%
Institutional Class return after taxes on distributions	20.74%	10.89%	5.50%
Institutional Class return after taxes on distributionsand sale of Fund shares	12.12%	9.04%	5.09%
Class A return before taxes	13.67%	9.56%	5.12%
Class B return before taxes	16.39%	9.94%	5.19%
Class C return before taxes	18.74%	10.14%	5.07%
MSCI EAFE Index (gross) (reflects no deduction for fees, expenses, or taxes)	23.29%	12.96%	7.39%
MSCI EAFE Index (net) (reflects no deduction for fees, expenses, or taxes)	22.78%	12.44%	6.91%
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After-tax performance is presented only for Institutional Class shares of the Fund.  The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

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Sub-advisors

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EARNEST Partners LLC

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Portfolio manager	Title with EARNEST	Start date on the Fund
Paul E. Viera	Chief Executive Officer and Partner	October 2013
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BlackRock Advisors, LLC

Portfolio managers	Title with BlackRock	Start date on the Fund
Thomas P. Callan, CFA	Managing Director	December 2008
Ian Jamieson, CFA	Managing Director	March 2012
Nigel Hart, CFA	Managing Director	June 2012

Optimum Fixed Income Fund

What are the Fund's investment objectives?

Optimum Fixed Income Fund seeks a high level of income. The Fund may also seek growth of capital.

What are the Fund's fees and expenses?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Optimum Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information under the section entitled "Purchasing shares."

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Shareholder fees (fees paid directly from your investment)
Class	A	B	C	Inst.
Maximum sales charge (load) imposedon purchases as a percentage of offering price	4.50%	none	none	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	none	4.00%[1]	1.00%[1]	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	Inst.
Management fees	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	none
Other expenses	0.47%	0.47%	0.47%	0.47%
Total annual fund operating expenses	1.27%	2.02%	2.02%	1.02%
Fee waivers and expense reimbursements	(0.07)% [2]	(0.82)% [2]	(0.07)% [2]	(0.07)% [2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%	1.20%	1.95%	0.95%
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1

If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

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2

The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.95% of the Fund's average daily net assets from July 29, 2014 through July 29, 2015. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class B shares' 12b-1 fee to no more than 0.25% of average daily net assets from July 29, 2014 through July 29, 2015. These waivers and reimbursements may only be terminated by agreement of the Manager and the Distributor, as applicable, and the Fund.

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Example

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This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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		(if not		(If not
		redeemed)		redeemed)
Class	A	B	B	C	C	Inst.
1 year	$567	$122	$522	$198	$298	$97
3 years	$828	$554	$779	$627	$627	$318
5 years	$1,109	$1,012	$1,162	$1,082	$1,082	$556
10 years	$1,909	$2,088	$2,088	$2,342	$2,342	$1,241

Portfolio turnover

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The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 323% of the average value of its portfolio.

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What are the Fund's principal investment strategies?

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Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities (80% policy). This policy may be changed only upon 60 days' prior notice to shareholders. The Fund focuses on securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, corporate debt securities, taxable and tax-exempt municipal securities, and mortgage-backed and asset-backed securities.

The Fund invests primarily in investment-grade fixed income securities (that is, those rated BBB- or higher by Standard & Poor's Financial Services LLC (S&P), Baa3 or higher by Moody's Investors Service, Inc. (Moody's), or similarly rated by another nationally recognized statistical rating organization (NRSRO), or, if unrated, those determined by Delaware Management Company (Manager) or a sub-advisor to be of comparable quality).

The Fund may also invest in high yield securities (commonly known as junk bonds) rated lower than BBB- by S&P, lower than Baa3 by Moody's, or similarly rated by another NRSRO, or, if unrated, determined by the Manager or the sub-adviser to be of comparable quality. The Fund may invest in securities denominated in foreign currencies and U.S. dollar-denominated securities of foreign issuers. The Fund may also invest in bank loans and other floating-rate securities, preferred stocks, and structured product securities. In keeping with the Fund's investment objective, the Fund may also invest in futures, options, credit default swaps, and other derivative instruments. The Fund may purchase individual securities of any maturity.

The Manager has selected Pacific Investment Management Company LLC ("PIMCO") to serve as the Fund's sub-advisor. The sub-advisor is responsible for the day-to-day investment management of the portion of the Fund's assets that the Manager allocates to the sub-advisor. The Manager also is responsible for the day-to-day investment management of a portion of the Fund's assets. Within their respective portions of Fund assets, both the Manager and PIMCO each manage an intermediate-term fixed income strategy. In addition, the Manager invests a portion of the Fund's assets in its diversified floating-rate strategy, and PIMCO manages a portion of its Fund assets in its low duration strategy. The Manager may change the allocation between the Manager and sub-advisor and the various strategies noted herein at any time. The relative values of the Manager's and sub-advisor's share of the Fund's assets also may change over time. The Manager and the sub-advisor each select investments for their respective portions of the Fund based on their own investment style and strategy as described below.

In managing its intermediate-term portion of the Fund's assets, the Manager allocates investments principally among the following four sectors of the fixed income securities market: (1) the U.S. investment-grade sector; (2) the U.S. high yield sector; (3) the international developed markets sector; and (4) the emerging markets sector. The Manager determines how much to allocate to each of these sectors based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the sectors.

In managing its diversified floating-rate portion of the Fund's assets, the Manager principally invests in a diversified group of floating-rate securities, including but not limited to, investment-grade corporate bonds, bank loans, high yield bonds, nonagency mortgage-backed securities, asset-backed securities, securities issued or guaranteed by the U.S. government, municipal bonds, and securities of foreign issuers in both developed and emerging markets. These floating-rate securities generally pay interest at rates that adjust whenever a specified interest rate changes and / or is reset on predetermined dates (such as the last day of a month or calendar quarter). Derivative instruments may also be utilized to effectively convert the fixed-rate interest payments from a group of certain Fund portfolio securities into floating-rate interest payments. Currently, the average duration of the Manager's diversified floating-rate portion of the Fund will generally not exceed one year. The average duration for the Manager's diversified floating-rate strategy will normally be lower than the Manager's intermediate-term strategy.

In selecting securities for both its intermediate-term and low duration portions of the Fund, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

PIMCO attempts to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by grouping bonds into sectors such as money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

Although PIMCO utilizes the above investment philosophy and process across all of the assets it manages for the Fund, the low duration portion of the assets that PIMCO manages will normally have a lower average duration than its intermediate-term portion of the Fund. Currently, PIMCO's low duration portion of its Fund assets has an average duration which ranges from one to three years based on PIMCO's forecast for interest rates.

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Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The shorter a security's duration, the less sensitive it will be to changes in interest rates.

In response to market, economic, political, or other conditions, the Manager or the sub-advisor may temporarily use a different investment strategy for defensive purposes. If the Manager or the sub-advisor does so, different factors could affect the Fund's performance and the Fund may not achieve its investment objective. The Fund's investment objective is nonfundamental and can be changed without shareholder approval. However, the Fund's Board of Trustees (Board) must approve any changes to nonfundamental investment objectives, and the Fund's shareholders would be given at least 60 days' notice prior to any such change.

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What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

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Credit risk  — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and repay principal in a timely manner.

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Interest rate risk  — The risk that securities will decrease in value if interest rates rise. This risk is generally associated with bonds.

High yield (junk bond) risk  — The risk that high yield securities, commonly known as "junk bonds," are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market; and greater price volatility and risk of loss of income and principal than are higher-rated securities.

Mortgage-backed and asset-backed securities risk  — The risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

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Bank loans and other indebtedness   risk — The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

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Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

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Issuer specific risk — The risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole.

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Portfolio management risk — The risk that the Manager's and sub-advisors' strategies and their security selections might fail to produce the intended result.

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Derivatives risk  — Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, or a securities index to which a derivative contract is associated, moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

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Foreign risk  — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

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Forward foreign currency risk  — The use of forward foreign currency exchange contracts may substantially change a portfolio's exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the portfolio manager expects. The use of these investments as a hedging technique to reduce a portfolio's exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

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How has Optimum Fixed Income Fund performed?

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The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. Applicable sales charges are reflected in the average annual return table below. You may obtain the Fund's most recently available month-end performance by calling 800 914-0278 or by visiting our website at optimummutualfunds.com.

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Year-by-year total return (Institutional Class)

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As of June 30, 2014, the Fund's Institutional Class shares had a calendar year-to-date return of 3.98%.  During the periods illustrated in this bar chart, Institutional Class's highest quarterly return was 9.87% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -5.03% for the quarter ended Dec. 31, 2008.

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Average annual total returns for periods ended December 31, 2013

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	1 year	5 years	10 years
Institutional Class return before taxes	-2.72%	9.02%	5.42%
Institutional Class after taxes on distributions	-3.57%	7.29%	3.74%
Institutional Class after taxes on distributions and sale of Fund shares	-1.49%	6.49%	3.61%
Class A return before taxes	-7.39%	7.68%	4.58%
Class B return before taxes	-7.24%	7.78%	4.53%
Class C return before taxes	-4.55%	7.97%	4.39%
Barclays U.S. Aggregate Index (reflexts no deduction for fees, expenses, or taxes)	-2.02%	4.44%	4.55%
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After-tax performance is presented only for Institutional Class shares of the Fund.  The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

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Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Paul Grillo, CFA	Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy	August 2003
Thomas H. Chow, CFA	Senior Vice President, Chief Investment Officer — Corporate Credit	May 2007
Roger A. Early, CPA, CFA, CFP	Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy	May 2007
Wen-Dar Chen, Ph.D.	Vice President, Portfolio Manager — International Debt	May 2007
J. David Hillmeyer, CFA	Vice President, Senior Portfolio Manager	April 2011
Steven A. Landis	Vice President, Senior Portfolio Manager — Emerging Markets Debt	September 2013
Christopher M. Testa, CFA	Senior Vice President, Senior Portfolio Manager	June 2014
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Sub-advisor

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Pacific Investment Management Company

Portfolio manager	Title with PIMCO	Start date on the Fund
Saumil H. Parikh	Managing Director and Portfolio Manager	April 2010

Information about the purchase and redemption of Fund shares, taxes, and payments to broker/dealers and financial intermediaries

Purchase and redemption of Fund shares
You may purchase or redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor or by exchanging shares you own in one Optimum Fund for shares of the same class of another Optimum Fund.

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For Class A, Class B, and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. If you are buying shares in a tax-advantaged account (such as an IRA or Coverdell Education Savings Account), or under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, the initial minimum investment for Class A, Class B, and Class C shares is $250 ($500 for a Coverdell Education Savings Account), and you can make subsequent investments of $25 or more. No new or additional purchases are allowed in Class B shares, except through the reinvestment of dividends or capital gains or permitted exchanges. Under certain circumstances, the initial and subsequent investment minimums may be waived. Your participating securities dealer or other financial intermediary may have different account and investment requirements.

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There is no minimum initial purchase requirement for Institutional Class shares, but Institutional Class shares are available for purchase only by the following:

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  rollover IRAs from retirement plans and retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business;

  tax-exempt employee benefit plans of the Manager, its affiliates, and securities dealers that have a selling agreement with the Distributor;

  institutional advisory clients (including mutual funds) of the Manager or its affiliates, as well as those clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory clients;

  a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing Institutional Class shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

  registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to an RIA for investment purposes (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients);

  discretionary advisory accounts of a participating securities dealer or other financial intermediary or its affiliates;

  programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (1) such programs allow or require the purchase of Institutional Class shares; (2) a financial intermediary has entered into an agreement with the Funds' distributor and/or its transfer agent allowing certain purchases of Institutional Class shares; and (3) a financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar services, or (ii) offers the Institutional Class shares through a no-commission network or platform; or

  private investment vehicles, including, but not limited to, foundations and endowments.

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Tax information
A Fund's distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Payments to broker/dealers and other financial intermediaries
If you purchase shares of a Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

More information on the Funds' risks and portfolio holdings

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More information on the Funds' Risk

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Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks associated with that Fund.

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Each Fund has principal investment strategies that come with inherent risks. Each Fund's principal risks are identified in its Fund summary under the heading "What are the principal risks of investing in the Fund?" and are described in more detail below. Also described below are additional risks to which each Fund may be subject by investing in various types of securities or engaging in various practices. Unless otherwise indicated, each risk applies to all of the Funds. Please see the SAI for a further discussion of these risks and other risks not discussed here.

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Convertible securities risk  — The value of convertible securities fluctuates in relation to changes in interest rates and the value of the underlying common stock.

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Counterparty risk  — This is the risk that a Fund may lose money because a party that the Manager or a sub-advisor contracts with to buy or sell securities fails to fulfill its side of the agreement. In addition, a Fund may lend up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions, and such transactions expose the Fund to counterparty risk as further described in the Funds' SAI.

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Derivatives risk  — A derivative instrument is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate, or index. Options, futures contracts, credit default swaps, and forward contracts are examples of derivatives. A Fund's investments in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Fund's total return, and it is possible for a Fund's losses on a derivative to exceed its investment. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk, counterparty risk, and portfolio management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, interest rate, or index. These types of transactions will be used for a number of reasons, including: to manage a Fund's exposure to changes in securities prices and foreign currencies; to efficiently adjust a Fund's overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities ("hedging"); and to serve as a cash management tool. When a derivative security is used as a hedge against an offsetting position that a Fund also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. However, a lack of correlation between the value of a derivative and the assets being hedged could render a Fund's hedging strategy unsuccessful and could result in losses. To the extent that a Fund uses a derivative security for purposes other than as a hedge, the Fund is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

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Equity risk  — Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company's operations.

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Fixed income risk  — To the extent that a Fund invests a substantial amount of its assets in fixed income securities, the Fund may be subject to the following risks:

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Credit risk  — It is possible that the issuer of a security will not be able to make interest and principal payments when due.

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Interest rate risk  — This is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall.

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High yield, high ("junk" bond) risk  — High yield, high-risk bonds (commonly known as junk bonds) while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default, and a more limited and less liquid secondary market than higher-rated securities. These securities are subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. Lower-rated and unrated fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher-rated fixed income securities, which react primarily to fluctuations in the general level of interest rates. Fixed income securities of this type are considered to be of poor standing and primarily speculative. Such securities are subject to a substantial degree of credit risk.

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Mortgage-backed and asset-backed securities risk  — This is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value. If interest rates fall, the rate of prepayments tends to increase as borrowers are motivated to pay off debt and refinance at new lower rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk.

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Bank loans and other indebtedness risk  — The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution. Bank loans are an interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquirer of such interest to payments of interest, principal, and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments, or represent trade or other claims owed by a company to a supplier. Some investments in bank loans may also include a "Libor floor." Bank loans with Libor floors generally ensure investors a minimum level of coupon payment, but the coupon rates for these types of securities may not adjust upward as quickly when rates rise since the coupon rate only adjusts when rates go higher than the applied Libor floor.

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Foreign risk  — A Fund's investments in foreign securities may be adversely affected by political developments, changes in currency exchange rates, foreign economic conditions, the imposition of economic or trade sanctions; or inadequate regulatory and accounting standards. In addition, there is the possibility of expropriation, nationalization, or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls, which may include suspension of the ability to transfer currency from a given country, and default in foreign government securities. As a result of these factors, foreign securities markets may be less liquid and more volatile than U.S. markets and a Fund may experience difficulties and delays in converting foreign currencies back into U.S. dollars. Such events may cause the value of certain foreign securities to fluctuate widely and may make it difficult to accurately value foreign securities. In addition, the costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

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Currency risk  — Changes in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of an investment. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase losses.

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Emerging markets risk  — Risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid, and subject to greater price volatility.

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Industry specific risk  — This is the risk that the value of securities in a particular industry or the value of an individual stock or bond will decline because of changing expectations for the performance of that industry or for the individual company issuing the stock or bond. A fund that concentrates its investments in a particular industry or individual security generally is subject to greater risks than a fund that is not concentrated.

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Inflation risk  — This is the risk that the return from your investments will be less than the increase in the cost of living due to inflation, thus preventing you from reaching your financial goals.

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Information risk  — This is the risk that key information about a security is inaccurate or unavailable.

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Initial public offering risk — The volume of initial public offerings ("IPOs") and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and a Fund may not be able to buy any shares at the offering price, or if it is able to buy shares, it may not be able to buy as many shares at the offering price as it would like. In addition, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks.

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Investment style risk  — A sub-advisor may primarily use a particular style or set of styles — either growth or value styles — to select investments for a Fund. Those styles may be out of favor or may not produce the best results over short or longer time periods. They may also increase the volatility of a Fund's share price.

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Growth investing risk  — Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. These companies tend to invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in falling markets. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

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Value investing risk  — Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

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Issuer specific risk  — The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. A Fund could lose all of its investment in a company's securities.

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Large-capitalization companies risk  — Large-capitalization companies tend to go in and out of favor based on market and economic conditions. Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that a Fund's share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

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Leverage risk  — This is the risk associated with securities or practices (for example, borrowing) that multiply small price movements into large changes in value.

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Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them. Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. A fund also may not be able to dispose of illiquid securities at a favorable time or price during periods of infrequent trading of an illiquid security.

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Market risk  — This is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

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Multiple advisor risk  — Each Fund employs multiple investment advisors, each of which independently chooses and maintains a portfolio of securities for its respective Fund and is responsible for investing a specific allocated portion of the Fund's assets. The same security may be held in different portions of a Fund or may be acquired for one portion of a Fund at a time when an investment advisor to another portion deems it appropriate to dispose of the security from that other portion. Similarly, under some market conditions, one investment advisor may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other investment advisor believes continued exposure to the equity markets is appropriate for its allocated portion of a Fund. Because each investment advisor directs the trading for its own portion of a Fund, and does not aggregate its transactions with those of the other investment advisor(s), a Fund may incur higher brokerage costs than would be the case if a single investment advisor were managing the entire Fund.

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Opportunity risk  — This is the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

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Political risk  — This is the risk of losses directly attributable to government or political actions.

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Portfolio management risk  — The sub-advisors' (and, where applicable, the Manager's) strategies and their securities selections might fail to produce the intended result.

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Portfolio turnover risk  — The Funds do not restrict the frequency of trading to limit expenses or to minimize the tax effect that a Fund's distributions may have on shareholders. A Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% (high portfolio turnover). High portfolio turnover may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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Real estate industry risk  — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Internal Revenue Code), or other similar statute in non-U.S. countries and/or to maintain exemptions from the Investment Company Act of 1940, as amended (1940 Act).

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Small- and mid-market capitalization companies risk  — Risk is greater for investments in small- and mid-market capitalization companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. Their managements may lack depth and experience. Smaller companies also may have narrower product lines and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small- and mid-market capitalization companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of smaller company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Investments in small- and mid-market capitalization companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates. Additionally, many small-capitalization stocks trade less frequently and in smaller volume than exchange-listed stocks. Some small-capitalization companies may be unseasoned companies that have been in operation less than three years, including operation of any predecessors. Their securities may have limited liquidity and their prices may be very volatile.

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Valuation risk  — This is the risk that a Fund has valued securities at a price that is higher than the price the Fund could obtain if it sold the securities.

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Disclosure of portfolio holdings information

A description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI.

Who manages the Funds

Investment manager

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The Manager, located at 2005 Market Street, Philadelphia, PA, 19103, is the Fund's investment manager. Together, the Manager and the subsidiaries of Delaware Management Holdings, Inc. (DMHI) manage, as of March 31, 2014, more than $200 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (DMHI). DMHI is a wholly owned subsidiary of Macquarie Group Limited.

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As the Funds' investment manager, the Manager has overall responsibility for the general management of the Funds, which includes selecting the Funds' sub-advisors and monitoring each Fund and sub-advisor to ensure that investment activities remain consistent with a Fund's investment objective. A team is responsible for conducting ongoing investment reviews with each sub-advisor and for developing the criteria by which Fund performance is measured. The Manager has hired LPL Financial LLC (LPL), a registered broker/dealer and investment advisor, as a consultant to assist with this process.

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For the last fiscal year, each Fund paid the Manager the following aggregate fees, net of waivers, based on such Fund's average daily net assets:

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Fund	Management fees
Optimum Large Cap Growth Fund	0.74%
Optimum Large Cap Value Fund	0.70%
Optimum Small-Mid Cap Growth Fund	0.90%
Optimum Small-Mid Cap Value Fund	0.86%
Optimum International Fund	0.77%
Optimum Fixed Income Fund	0.52%
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The management fee for each Fund, except Optimum Small-Mid Cap Growth Fund, as a percentage of average daily net assets, declines as assets increase above designated levels. The Manager pays the consulting fees out of its assets as described in the Funds' SAI.

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A discussion regarding the basis for the Board's approvals of the investment advisory and sub-advisory agreements is available in the Funds' semiannual report to shareholders for the period ended Sept. 30, 2013.

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Sub-advisors and portfolio managers

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Each Fund's investments are selected by one or more sub-advisors. The following identifies and describes each Fund's sub-advisors, identifies each Fund's portfolio managers, and describes each portfolio manager's business experience. Each sub-advisor is paid by the Manager.

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Optimum Large Cap Growth Fund

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T. Rowe Price Associates, Inc. (T. Rowe Price), located at 100 East Pratt Street, Baltimore, MD 21202, was founded in 1937 and manages institutional investment portfolios and mutual funds. T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, Inc., which is a publicly traded financial services holding company. As of March 31, 2014, T. Rowe Price had approximately $711.4 billion in assets under management. T. Rowe Price has held its Fund responsibilities since the Fund's inception.

Joseph B. Fath, a Vice President with T. Rowe Price, is primarily responsible for the day-to-day management of T. Rowe Price's share of the Fund's assets. Mr. Fath is Chairman of T. Rowe Price's Investment Advisory Committee which develops and executes the Fund's investment program. Mr. Fath joined T. Rowe Price in 2002 and he has 13 years of investment experience. Mr. Fath joined the firm in 2002 as an equity research analyst and, since 2008, has assisted other T. Rowe Price portfolio managers in managing the firm's U.S. large-cap growth strategies. He has held his Fund responsibilities since January 2014.

Fred Alger Management, Inc. (Alger) is headquartered at 360 Park Avenue South, New York, NY 10010. Alger, founded in 1964, became a registered investment advisor with the Securities and Exchange Commission in March 1970, and provides investment management services to individuals and institutional clients. Alger is an indirect subsidiary of Alger Associates, Inc., a holding company owned by the Alger family. As of March 31, 2014, Alger had approximately $21.1 billion in assets under management. Alger has held its Fund responsibilities since September 2008.

Patrick Kelly is primarily responsible for the day-to-day management of the investment program for Alger's portion of the Fund. Mr. Kelly has been employed by Alger since 1999 and currently serves as Executive Vice President and portfolio manager. He has held his Fund responsibilities since September 2008.

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Optimum Large Cap Value Fund

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Herndon Capital Management, LLC (Herndon), located at 191 Peachtree Street NE, Suite 2500, Atlanta, GA 30303, is an institutional investment management firm specializing in large capitalization equity strategies. Herndon was founded and registered as an investment advisor in 2001. As of March 31, 2014, Herndon had approximately $10.3 billion in assets under management. Herndon has held its Fund responsibilities since
October 2010.

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Randell Cain, CFA, has primary responsibility for the day-to-day portfolio management of Herndon's share of the Fund's assets. Mr. Cain is a Principal and Portfolio Manager at Herndon, and has been employed by Herndon since 2002. Mr. Cain has held his Fund responsibilities since October 2010.

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Massachusetts Financial Services Company (MFS), located at 111 Huntington Avenue, Boston, Massachusetts 02199, is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund. As of March 31, 2014, net assets under management of the MFS organization were approximately, $420 billion. MFS has held its Fund responsibilities since the Fund's inception.

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Steven R. Gorham, Investment Officer, and Nevin P. Chitkara, Investment Officer, have primary responsibility for the day-to-day portfolio management of MFS' share of the Fund's assets. Messrs. Gorham and Chitkara have been employed in the investment area of MFS since 1992 and 1997, respectively. Messrs. Gorham and Chitkara have held their Fund responsibilities since the inception of the Fund and May 2006, respectively.

Optimum Small-Mid Cap Growth Fund

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Columbia Wanger Asset Management, LLC (Columbia WAM), located at 227 West Monroe Street, Suite 3000, Chicago, IL 60606, is a registered investment advisor and is a wholly owned subsidiary of Ameriprise Financial, Inc. As of March 31, 2014, Columbia WAM had approximately $38.9 billion in assets under management. In addition to serving as an investment advisor to mutual funds, Columbia WAM acts as an investment manager for other institutional accounts. Columbia WAM has held its Fund responsibilities since the Fund's inception.

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Robert A. Chalupnik, CFA, a portfolio manager with Columbia WAM, is primarily responsible for the day-to-day management of Columbia WAM's share of the Fund's assets. Mr. Chalupnik is a domestic analyst at Columbia WAM and joined the firm in 1998. He holds the Chartered Financial Analyst designation and has held his Fund responsibilities since October 2010.

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Wellington Management Company, LLP (Wellington Management) is a Massachusetts limited liability partnership with principal offices at
280 Congress Street, Boston, MA 02210. Wellington Management is a professional investment counseling firm, which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. As of March 31, 2014, Wellington Management had investment management authority with respect to approximately $868 billion in assets. Wellington Management has held its Fund responsibilities since
June 2008.

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Steven C. Angeli, CFA, Senior Vice President and Equity Portfolio Manager of Wellington Management, is primarily responsible for the day-to-day management of Wellington Management's share of the Fund's assets. Mr. Angeli joined Wellington Management as an investment professional in 1994. He has held his Fund responsibilities since June 2008.

Optimum Small-Mid Cap Value Fund

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The Delafield Group, a division of Tocqueville Asset Management L.P. (Tocqueville), located at 40 West 57th Street, 19th Floor, New York, NY 10019, has been in the asset management business since 1985. As of March 31, 2014, Tocqueville had approximately $12.15 billion in assets under management. Tocqueville has held its Fund responsibilities since September 2009.

J. Dennis Delafield and Vincent Sellecchia are primarily responsible for the day-to-day management of The Delafield Group of Tocqueville's share of the Fund's assets. Messrs. Delafield and Sellecchia are Managing Directors of Tocqueville. They have been associated with Tocqueville Asset Management L.P. since September 2009. Prior to joining Tocqueville, Messrs. Delafield and Sellecchia were Managing Directors of Reich & Tang Asset Management, LLC. They have both held their Fund responsibilities since the Fund's inception.

The Killen Group, Inc. (Killen) is an independently owned value manager located in suburban Philadelphia at 1189 Lancaster Avenue, Berwyn, PA 19312. Killen was founded in 1982 and manages private accounts and mutual funds. As of March 31, 2014, The Killen Group had over $3.3 billion in assets under management. Killen has held its Fund responsibilities since January 2006.

Lee S. Grout, CFA, and Robert E. Killen are primarily responsible for the day-to-day management of Killen's share of the Fund's assets. Mr. Grout is Executive Vice President and Head of Investment Research at Killen, which he joined in 1997. Mr. Killen is Chairman, CEO and founder of Killen. Messrs. Grout and Killen have held their Fund responsibilities since January 2006.

Westwood Management Corp. (Westwood) is an investment advisor located at 200 Crescent Court in Dallas, TX. Westwood was founded in 1983 and predominantly serves the institutional marketplace through separately managed portfolios in addition to providing sub-advisory services for commingled funds and mutual funds. As of March 31, 2014, Westwood had approximately $16.5 billion in assets under management. Westwood has held its Fund responsibilities since December 2008.

A team of portfolio managers is primarily responsible for the day-to-day management of Westwood's share of the Fund's assets. All of the portfolio team members participate in the investment decision process when determining the stock selection for the portfolio and the appropriate weight of the stocks selected. The portfolio team members are: Ragen Stienke, Prashant Inamdar, Grant Taber and Tom Lieu. Mr. Stienke, CFA, is a Senior Vice President and Senior Portfolio Manager who has been with Westwood since 2004. Prior to joining Westwood, Mr. Stienke was with UBS Investment Bank in the research department. Mr. Inamdar, CFA, is a Vice President and Portfolio Manager and joined Westwood in 2013. Prior to joining Westwood, Mr. Inamdar worked at Chilton Investment Company as Vice President, Research, and most recently, served as Senior Analyst at 3 Twelve Capital. Mr. Taber, CFA, is a Vice President and Portfolio Manager and joined Westwood in 2008. Prior to joining Westwood, Mr. Taber worked at Bessemer Trust Company from 2004 until 2008, where he served as Vice President, Large Cap Research Analyst. Mr. Lieu, CFA, joined the Westwood team in 2010. Prior to joining Westwood, Mr. Lieu held positions at Lazard and Bank of America, most recently he served as a Research Analyst at Persistency Capital, LLC in New York, NY. With the exception of Mr. Lieu (who has held his Fund responsibilities since January 2011) and Mr. Inamdar (who has held his Fund responsibilities since December 2013), the other portfolio managers have held their Fund responsibilities since December 2008.

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Optimum International Fund

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EARNEST Partners LLC (EARNEST) is located at 1180 Peachtree Street NE, Suite 2300 Atlanta, GA 30309. EARNEST is an investment management firm. The firm managed approximately $25 billion in assets as of March 31, 2014. EARNEST has held its Fund responsibilities since October 2013.

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Paul E. Viera is Chief Executive Officer and Partner of EARNEST and has primary responsibility for the day-to-day management of EARNEST's share of the Fund. Prior to founding EARNEST in 1998, he was a partner and senior member of the investment team at Invesco from 1991 to 1998. Prior to Invesco, Mr. Viera was a Vice President with Bankers Trust between 1985 and 1991. Mr. Viera has held his Fund responsibilities since October 2013.

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BlackRock Advisors, LLC (BlackRock) is an indirect wholly owned subsidiary of BlackRock, Inc. BlackRock, Inc. is independent in ownership and governance, with no single majority stockholder and a majority of independent directors. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. BlackRock, Inc. and its global subsidiaries provide investment management and risk management services and have assets under management totaling approximately $4.4 trillion as of March 31, 2014. BlackRock, Inc. is located at 55 East 52nd Street, New York, New York 10055. BlackRock has held its Fund responsibilities since December 2008.

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BlackRock's share of the Fund is managed by Thomas P. Callan, CFA, Managing Director at BlackRock, Ian Jamieson, CFA, Managing Director at BlackRock, and Nigel Hart, CFA, Managing Director at BlackRock. Mr. Callan is head of BlackRock's Global Opportunities Team and a member of the Leadership Committee. He is architect of the team's investment process, leads the team's Investment Strategy Group, and provides portfolio and risk-management oversight for all of the team's products. Prior to joining BlackRock's Global Opportunities Team in 1996, Mr. Callan was with the PNC Asset Management Group, which he joined in 1992. He started as a healthcare analyst for PNC's mutual fund group and later served as an international equity analyst. Mr. Callan began his investment career at PNC Bank as a personal trust portfolio manager in 1988.

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Mr. Jamieson is a member of BlackRock's Global Opportunities equity team. He is lead portfolio manager for the consumer durables, retail, autos, and telecom industries, product manager for Global and International equity portfolios, and a member of the team's Investment Strategy Group. Mr. Jamieson moved to his current role in 2003. He was previously a member of BlackRock's large cap core equity and Operations teams. Before joining BlackRock in 1999, Mr. Jamieson was a client relationship manager with Morgan Stanley Institutional Investment Management from 1996 to 1999. He began his career as an investment broker at RAF Financial in 1995. Mr. Jamieson earned a BS degree in finance from Pennsylvania State University in 1995.

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Nigel Hart, CFA, Managing Director and portfolio manager, is a member of BlackRock's Global Opportunities equity team. He is lead portfolio manager for the industrials, energy, materials and utilities sectors, product manager for Global and International equity portfolios, and a member of the team's Investment Strategy Group. Prior to joining BlackRock in 2012, Mr. Hart was a Managing Partner and portfolio manager at ReachCapital Management, which he founded in 2000, and was responsible for long and short equity investing, specializing in international equities. Before assuming this role, Mr. Hart worked as a Senior Portfolio Manager at Putnam where he ran a small and mid-cap equity fund. Prior to joining Putnam, he worked with Hill Samuel Asset Management (Lloyds Bank) as a Portfolio Manager where he assumed responsibility for International and European Equity funds. Mr. Hart began his career as an Investment Analyst covering real estate and insurance with Commercial Union Asset Management (Aviva) in 1989. Mr. Hart earned a BA with Honors in Economics from the University of East Anglia.

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Mr. Callan has held his Fund responsibilities since December 2008. Mr. Jamieson has held his Fund responsibilities since March 2012, and Mr. Hart has held his Fund responsibilities since June 2012.

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Optimum Fixed Income Fund

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Paul Grillo, Thomas H. Chow, Roger A. Early, Wen-Dar Chen, J. David Hillmeyer, Steven A. Landis, and Christopher M. Testa are primarily responsible for the day-to-day management of the Manager's share of the Fund's assets.

Mr. Grillo is a Senior Vice President and Co-Chief Investment Officer – Total Return Fixed Income Strategy and has been with Delaware Investments since 1993. Mr. Chow is a Senior Vice President and Chief Investment Officer – Corporate Credit and has been with Delaware Investments since 2001. Mr. Early is a Senior Vice President and Co-Chief Investment Officer – Total Return Fixed Income Strategy and rejoined Delaware Investments in March 2007. Mr. Early most recently worked at Chartwell Investment Partners as a Senior Portfolio Manager in fixed income from 2003-2007. From 2002 to 2003, Mr. Early was Chief Investment Officer for Fixed Income at Turner Investments. Dr. Chen is a Vice President and Portfolio Manager - International Debt and has been with Delaware Investments since mid-2004. Prior to joining Delaware Investments, Dr. Chen was a quantitative analyst in global asset-backed securities, credit strategies, and quantitative strategies at J.P. Morgan Securities. Mr. Hillmeyer is a Vice President and Senior Portfolio Manager, and has been with Delaware Investments since August 2007. Prior to joining Delaware Investments, he worked for more than 11 years in various roles at Hartford Investment Management Company, including senior corporate bond trader, high yield portfolio manager/trader, and quantitative analyst. Mr. Landis is a Vice President and Senior Portfolio Manager – Emerging Markets Debt, and has been with Delaware Investments since May 2013. Prior to joining Delaware Investments, he worked with FH International Asset Management from 2000 to 2013 as a portfolio manager for emerging markets debt total return strategies. Mr. Testa is a Senior Vice President and Senior Portfolio Manager, and joined Delaware Investments in January 2014. Prior to joining Delaware Investments, he worked as a portfolio manager who focused on high yield credit at S. Goldman Asset Management from 2009 to 2012 and Princeton Advisory Group from 2012 to 2013. From 2001 to 2009, he served as head of U.S. credit at Drake Management, and prior to that he was head of credit research and a high yield portfolio manager at Goldman Sachs Asset Management. Mr. Grillo has held his Fund responsibilities since the Fund's inception, and Messrs. Chow, Early, and Chen assumed Fund responsibilities in May 2007. Mr. Hillmeyer assumed Fund responsibilities in April 2011, Mr. Landis assumed Fund responsibilities in September 2013, and Mr. Testa assumed Fund responsibilities in June 2014.

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Pacific Investment Management Company LLC (PIMCO), located at 840 Newport Center Drive, Newport Beach, CA 92660, was founded in 1971. As of March 31, 2014, PIMCO had approximately $1.94 trillion in assets under management.

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Saumil H. Parikh is primarily responsible for the day-to-day management of PIMCO's share of the Fund's assets.

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Mr. Parikh is a managing director in the Newport Beach office and generalist portfolio manager. Mr. Parikh is also a member of the PIMCO Investment Committee and leads the firm's cyclical economic forums. He previously served as a specialist portfolio manager on the short-term, mortgage and global portfolio management teams. Prior to joining PIMCO in 2000, Mr. Parikh was a financial economist and market strategist at UBS Warburg. He has 15 years of investment experience and holds undergraduate degrees in economics and biology from Grinnell College.

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In addition, PIMCO has an Investment Committee, which oversees the setting of investment policy decisions, including duration positioning, yield curve management, sector rotation, credit quality and overall portfolio composition, for all PIMCO portfolios and strategies, including PIMCO's share of the Fund's assets.

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The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.

Manager of managers structure

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The Funds and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Funds' sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Funds or the Manager.

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The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the changes.

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Who's who

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the fund's service providers.

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Investment manager and sub-advisor: An investment manager is a company with overall responsibility for the management of a fund's assets. A sub-advisor is a company generally responsible for the day-to-day management of the fund's assets or some portion thereof. The sub-advisor is selected and supervised by the investment manager. The investment manager or the sub-advisor, as the case may be, is responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

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Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

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Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide administrative services to a fund and oversight of other fund service providers.

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Custodian/Fund accountant: Mutual funds are legally required to protect their portfolio securities, and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets. The fund accountant provides services such as calculating a fund's net asset value (NAV) and providing financial reporting information for the fund.

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Financial advisors: Financial advisors provide advice to their clients. They are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund's assets.

Shareholders: Mutual fund shareholders have specific voting rights on matters such as material changes in the terms of a fund's management contract and changes to fundamental investment policies.

About your account

Investing in the Funds

Shares of the Funds may be purchased only through a participating securities dealer or other financial intermediary.

You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your participating securities dealer or other financial intermediary to determine which class best suits your investment goals and time frame.

Certain participating securities dealers or other financial intermediaries may charge you additional fees in connection with transactions in Fund shares.

Choosing a share class

Class A, Class B, and Class C shares may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

Class A, Class B, and Class C shares of each Fund have adopted a separate 12b-1 plan that allows them to pay service fees for providing services to shareholders of that class and/or maintaining shareholder accounts for that class, and distribution fees for the sale and distribution of shares of the class. Because these fees are paid out of class assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Class A

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  Class A shares have an upfront sales charge of up to 5.75% (Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, Optimum Small-Mid Cap Value Fund, and Optimum International Fund) or 4.50% (Optimum Fixed Income Fund) that you pay when you buy shares.

  If you invest $75,000 or more (Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, Optimum Small-Mid Cap Value Fund, and Optimum International Fund) or $100,000 or more (Optimum Fixed Income Fund), your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges and, under certain circumstances, the sales charge may be waived as described in "How to reduce your sales charge."

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets paid to the Distributor, participating securities dealers, or other financial intermediaries for providing services and/or maintaining shareholder accounts. The 12b-1 fee for Class A shares is lower than the 12b-1 fees for Class B and Class C shares. See "Dealer compensation" below for further information.

  Because of the higher 12b-1 fee, Class A shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Institutional Class shares.

  Class A shares are not subject to a CDSC.

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Class A sales charges

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The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of the sales charge, and rounding.

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All Funds except Optimum Fixed Income Fund
Amount of purchase	Sales charge as % of offering price	Sales charge as % of net amount invested
Less than $75,000	5.75%	6.10%
$75,000 but less than $100,000	4.75%	4.99%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or more	none	none

Optimum Fixed Income Fund
Amount of purchase	Sales charge as a % of offering price	Sales charge as a % of net amount invested
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or more	none	none

Class B

No new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) or 457 plans), are allowed in the Funds' Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Optimum Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class's pricing structure and eligibility requirements, if any.

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For Class B shares outstanding as of July 31, 2007, and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form.

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  Class B shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a CDSC if you redeem your shares within six years after you buy them.

  For Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, Optimum Small-Mid Cap Value Fund, and Optimum International Fund, if you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year, and 0% thereafter.

  For Optimum Fixed Income Fund, if you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.

  In determining whether the CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. For further information on how the CDSC is determined, please see "Calculation of Contingent Deferred Sales Charges – Class B and Class C" above.

  Under certain circumstances, the CDSC may be waived; please see "Waivers of Contingent Deferred Sales Charges" below for further information.

  For approximately eight years after you buy your Class B shares, they are subject to an annual 12b-1 fee of no greater than 1.00% (currently limited to 0.25% service fee) of average daily net assets paid to the Distributor, participating securities dealers, or other financial intermediaries for providing services and/or maintaining shareholder accounts.

  Because of the higher 12b-1 fee, Class B shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Institutional Class shares.

  Approximately eight years after you buy them, Class B shares automatically convert to Class A shares with a 12b-1 fee of no more than 0.25%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

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Class C

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  Class C shares have no upfront sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  Under certain circumstances, the CDSC may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

  Class C shares are subject to an annual 12b-1 fee of no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, participating securities dealers, or other financial intermediaries for providing services and/or maintaining shareholder accounts.

  Because of the higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Institutional Class shares.

  Unlike Class B shares, Class C shares do not automatically convert to another class.

  You may purchase only up to $1 million of Class C shares of the Funds (in the aggregate) at any one time. Orders that exceed $1 million will be rejected. The limitation on maximum purchases varies for retirement plans.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see "Calculation of Contingent Deferred Sales Charges – Class B and Class C" above.

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Calculation of contingent deferred sales charges (CDSCs) – Class B and Class C. A CDSC may be charged as a percentage of the dollar amount subject to the CDSC if shares are redeemed within the time periods described below. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the NAV at the time of purchase will be the NAV at purchase of Class B shares or Class C shares of a Fund, even if those shares are later exchanged for shares of another Optimum Fund. In the event of an exchange of the shares, the NAV of such shares at the time of redemption will be the NAV of the shares that were acquired in the exchange.

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Institutional Class

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  Institutional Class shares have no upfront sales charge, CDSC or 12b-1 fees.

  There is no minimum initial purchase requirement for Institutional Class shares, but they are available for purchase only by the following:

    rollover IRAs from retirement plans and retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business;

    tax-exempt employee benefit plans of the Manager, its affiliates, and securities dealers that have a selling agreement with the Distributor;

    institutional advisory clients (including mutual funds) of the Manager or its affiliates, as well as those clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory clients;

    a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing Institutional Class shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

    Registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to an RIA for investment purposes (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients);

    discretionary advisory accounts of a participating securities dealer or other financial intermediary or its affiliates;

    programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (1) such programs allow or require the purchase of Institutional Class shares; (2) a financial intermediary has entered into an agreement with the Funds' distributor and/or its transfer agent allowing certain purchases of Institutional Class shares; and (3) a financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar services, or (ii) offers the Institutional Class shares through a no-commission network or platform; or

    private investment vehicles, including, but not limited to, foundations and endowments.

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Dealer compensation

The participating securities dealer or other financial intermediary (including LPL) that sells you shares of a Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. Institutional Class shares do not have a 12b-1 fee or sales charge so they are not included in the chart below.

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All Funds except Optimum Fixed Income Fund
	Class A1	Class B2	Class C3
Commission (%)	—	4.00%	1.00%
Investment less than $75,000	5.75%	—	—
$75,000 but less than $100,000	4.75%	—	—
$100,000 but less than $250,000	3.75%	—	—
$250,000 but less than $500,000	2.50%	—	—
$500,000 but less than $1 million	2.00%	—	—
$1 million or more	0.00%	—	—
12b-1 fee to dealer	0.25%	0.25%	1.00%
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Optimum Fixed Income Fund
	Class A1	Class B2	Class C3
Commission (%)	—	4.00%	1.00%
Investment less than $100,000	4.50%	—	—
$100,000 but less than $250,000	3.50%	—	—
$250,000 but less than $500,000	2.50%	—	—
$500,000 but less than $1 million	2.00%	—	—
$1 million or more	0.00%	—	—
12b-1 fee to dealer	0.25%	0.25%	1.00%
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1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive up to 0.25% of the 12b-1 fee applicable to Class A shares.
2 On sales of Class B shares, the Distributor may pay your securities dealer an upfront commission of 4.00%. Your securities dealer also may be eligible to receive a 12b-1 service fee of up to 0.25% from the date of purchase. The Distributor has contracted to limit the Class B shares' 12b-1 fee to the 0.25% service fee from July 29, 2014 through July 29, 2015 for each of the Funds. After approximately eight years, Class B shares automatically convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A shares.
3 On sales of Class C shares, the Distributor may pay your securities dealer an upfront commission of 1.00%. The upfront commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the upfront commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C. Alternatively, certain intermediaries may not be eligible to receive the upfront commission of 1.00%, but may receive the 12b-1 fee for sales of Class C shares from the date of purchase.

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Payments to intermediaries

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The Distributor and its affiliates may pay additional compensation at their own expense and not as an expense of a Fund to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with "shelf space" or a higher profile with the Financial Intermediaries' consultants, salespersons, and customers (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative, or shareholder processing services, marketing, educational support, and ticket charges. Such payments are in addition to any distribution fees, service fees, and/or transfer agency fees that may be payable by a Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of a Fund and/or some or all other Delaware Investments® Funds), amount of assets invested by the Financial Intermediary's customers (which could include current or aged assets of a Fund and/or some or all other Delaware Investments® Funds), a Fund's advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Distributor. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries. LPL, who has entered into an omnibus shareholder services agreement with Delaware Service Company, Inc. receives compensation from Delaware Service Company, Inc. at a rate of $16 per year for each Fund shareholder account it provides services for pursuant to the omnibus agreement.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. A significant purpose of these payments is to increase sales of a Fund's shares. The Manager or its affiliates may benefit from the Distributor's or its affiliates' payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of a Fund's shares.

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How to reduce your sales charge

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We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the SAI for detailed information and eligibility requirements. You may also get additional information from your participating securities dealer or other financial intermediary. You or your participating securities dealer or other financial intermediary must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your participating securities dealer or other financial intermediary or to a Fund in order to qualify for a reduction in sales charges. Such information may include your total Optimum Fund holdings, and the names of qualifying family members and their holdings. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge. Institutional Class shares do not have any sales charges so they are not included in the chart below.

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Letter of intent

Through a letter of intent you agree to invest a certain amount in Optimum Funds over a 13-month period to qualify for reduced front-end sales charges.

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Class A	Class B	Class C
Available	Although the letter of intent does not apply to the purchase of Class B shares, you can combine the value of your Class A shares with your currently held Class B shares to fulfill your letter of intent.	Although the letter of intent does not apply to the purchase of Class C shares, you can combine the value of your Class A shares with your purchase of Class C shares to fulfill your letter of intent.
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Rights of accumulation

You can combine your holdings or purchases of all Optimum Funds as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.

Class A	Class B	Class C
Available	Although the rights of accumulation do not apply to the purchase of Class B shares acquired upon reinvestment of dividends or capital gains, you can combine the value of your Class B shares purchased on or before July 31, 2007 with your purchase of Class A shares to qualify for rights of accumulation.	Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine your purchase of Class A shares with your purchase of Class C shares to fulfill your rights of accumulation.

Reinvestment of redeemed shares

Up to 35 days after you redeem shares, you can reinvest the proceeds without paying a sales charge as noted below.

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Class A	Class B and Class C
Available. You may not have to pay an additional front-end sales charge.	Not available
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Each Fund may, from time to time, waive the front-end sales charge on its Class A shares sold to clients of certain participating securities dealers or other financial intermediaries meeting criteria established by the Distributor. This privilege will apply only to a client who can document that such Class A shares were purchased with proceeds from the redemption of shares from an unaffiliated mutual fund on which a sales charge was paid or that were subject at any time to a CDSC, and when the Distributor has determined in its sole discretion that the unaffiliated fund invests primarily in the same types of securities as or has an investment objective similar to that of the Fund purchased. The shares of the unaffiliated fund must have been purchased within the last two years prior to the date on which Class A shares are purchased, and purchases of Class A shares must be made within 30 days of redemption from the unaffiliated fund.

Waivers of contingent deferred sales charges

Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Funds, their transfer agent, and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Optimum Funds' website at optimummutualfunds.com. Additional information on sales charges can be found in the SAI, which is available upon request. Class A and Institutional Class shares do not have CDSCs so they are not included in the chart below.

The Funds' applicable CDSCs may be waived under the following circumstances:

Redemptions in accordance with a systematic withdrawal plan

Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

Classes B and C
Available

Redemptions that result from the right to liquidate a shareholder's account

Redemptions that result from the right to liquidate a shareholder's account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

Classes B and C
Available

Section 401(a) qualified retirement plan distributions

Distributions to participants or beneficiaries from a retirement plan qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (Internal Revenue Code).

Classes B and C
Not available

Section 401(a) qualified retirement plan redemptions

Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under Section 401(a) of the Internal Revenue Code with respect to that retirement plan.

Classes B and C
Not available

Periodic distributions from an individual retirement account

Periodic distributions from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP,  SARSEP,  Coverdell ESA) or a qualified plan 1 (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans) not subject to a penalty under Section 72(t)(2)(A) of the Internal Revenue Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Internal Revenue Code.

Classes B and C
Available

Returns of excess contributions due to any regulatory limit

Returns of excess contributions due to any regulatory limit from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP,  SARSEP,  Coverdell ESA) or a qualified plan 1 (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans).

Classes B and C
Available

Distributions by other employee benefit plans

Distributions by other employee benefit plans to pay benefits.

Classes B and C
Not available

Systematic withdrawals from a retirement account or qualified plan

Systematic withdrawals from a retirement account or qualified plan that are not subject to a penalty pursuant to Section 72(t)(2)(A) of the Internal Revenue Code or a hardship or unforeseen emergency provision in the qualified plan 1 as described in Treas. Reg. §1.401(k)-1(d)(3) and
Section 457(d)(1)(A)(iii) of the Internal Revenue Code. The systematic withdrawal may be pursuant to the systematic withdrawal plan for the Optimum Funds or a systematic withdrawal permitted by the Internal Revenue Code.

Classes B and C
Available

Distributions from an account of a redemption resulting from death or disability

Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Internal Revenue Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

Classes B and C
Available

Redemptions by certain legacy retirement assets

Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.

Class B	Class C
Not available	Available

Redemptions by the classes of shareholders who are permitted to purchase shares at NAV

Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase.

Classes B and C
Not available

1 Qualified plans that are fully redeemed at the direction of the plan's fiduciary are subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

How to buy shares

Through your financial intermediary

Your participating securities dealer or other financial intermediary can handle all the details of purchasing shares, including opening an account. Your participating securities dealer or other financial intermediary may charge you a separate fee for this service.

By exchange

You may also purchase shares by exchanging shares you own in one Fund for shares of the same class of another Fund. To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary. Your participating securities dealer or other financial intermediary may have different account and investment requirements.

Calculating share price

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The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will pay that day's closing share price, which is based on a fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next Business Day's price. We reserve the right to reject any purchase order.

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We determine the NAV per share for each class of an Optimum Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of a fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when U.S. markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market values.

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Fair valuation

When the Funds use fair value pricing, they may take into account any factors they deem appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broad stock market indices. The prices of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

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The Board has delegated responsibility for valuing the Funds' assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board and is subject to the Board's oversight.

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Document delivery

To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of a fund's financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call the Shareholder Service Center at 800 914-0278. At any time you may view current prospectuses and financial reports on our website.

Inactive accounts

Please note that your account may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

How to sell shares

When you send us a properly completed request to sell (redeem) or exchange shares and the request is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check and sell them before your check has cleared, which can take up to 15 days, we will wait until your check has cleared before we send you your redemption proceeds.

If you are required to pay a CDSC when you sell your shares, the amount subject to the fee will be based on the shares' NAV when you purchased them or their NAV when you sell them, whichever is less. This arrangement ensures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later sell those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually selling them.

Through your financial intermediary

Your participating securities dealer or other financial intermediary can handle all the details of redeeming your shares. Your participating securities dealer or other financial intermediary may charge you a separate fee for this service.

By exchange

You may also sell your shares by exchanging shares you own in one Fund for shares of the same class of another Fund. To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary. Your participating securities dealer or other financial intermediary may have different account and investment requirements.

How to transfer shares

You may transfer your Fund shares only to another participating securities dealer or other financial intermediary. All future trading of these assets must be coordinated by the receiving firm. You may not transfer your Fund shares to a securities dealer or other financial intermediary that has not entered into an agreement with the Distributor. In this case, you must either transfer your shares to an account with the Funds' service agent (contact Delaware Service Company, Inc. at 800 914-0278 for information), or sell your shares and pay any applicable deferred sales charge. Certain shareholder services may not be available for the transferred shares. If you hold Fund shares directly with the Funds' service agent, you may purchase, only through dividend reinvestment, additional shares of only those Funds previously owned before the transfer.

Redemptions-in-kind

The Fund has reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.

Account minimums

If you redeem shares and your account balance falls below a Fund's required account minimum of $1,000 ($250 for IRAs or Uniform Gifts to Minors Act or Uniform Transfers to Minors Act accounts, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem the shares in your account (without charging any deferred sales charge) after 60 days' written notice to you. Under certain circumstances, the account minimums may be waived; please see the SAI.

Investor services

To help make investing with us as easy as possible, and to help you build your investments, we offer the following investor services.

Systematic withdrawal option

You can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly.

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The CDSC for Class B and Class C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

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Dividend reinvestment plan

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Through the dividend reinvestment plan, you can have your distributions reinvested in your existing Fund(s) or in the same share class in another Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

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Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Fund without paying a front-end sales charge or a CDSC at the time of the exchange. When exchanging Class B and Class C shares of one Fund for the same class of shares in other Funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. In certain other circumstances, you may also be permitted to exchange your shares for shares of a different class of the Funds, but such exchange may be subject to a sales charge for the new shares. Please refer to the SAI for more details. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another Fund so you should be sure to get a copy of the Fund's prospectus and read it carefully before buying shares through an exchange. A Fund may refuse the purchase side of any exchange request, if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares

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The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

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Market timing of a fund occurs when investors make consecutive, rapid, short-term "roundtrips," that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within 90 rolling calendar days of a previous short-term roundtrip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Funds will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege. The Funds reserve the right to consider other trading patterns to be market timing.

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Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds' market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds' current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund's monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of each Fund's shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, a Fund's market timing policy does not require it to take action in response to frequent trading activity. If a Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Funds' shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund's performance if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00 p.m. Eastern time). Developments that occur between the closing of the foreign market and a fund's NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

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Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds' market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset allocation or dollar-cost-averaging programs, or omnibus account arrangements.

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Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds' frequent trading policy with respect to an omnibus account, the Funds' transfer agent will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that the Funds' transfer agent believes the intermediary's procedures are reasonably designed to enforce the Funds' frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Funds' transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If the Funds' transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary's ability to transact in Fund shares.

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Limitations on ability to detect and curtail market timing

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Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

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Dividends, distributions, and taxes

Dividends and distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. Each Fund will distribute net realized capital gains, if any, at least annually, usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements

Each year, the Funds will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Funds make every effort to reduce the number of corrected forms mailed to you. However, if a Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid "buying a dividend"

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At the time you purchase your Fund shares, a Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."

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Tax considerations

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Fund distributions . Each Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by a Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Income derived from investments in derivatives, fixed income securities, U.S. REITs, passive foreign investment companies, and income received "in lieu of" dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.

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If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

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Sale or redemption of Fund shares . A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale. The Funds are required to report to you and the Internal Revenue Service (IRS) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis for shares purchased or acquired on or after Jan. 1, 2012 ("covered shares"). Cost basis will be calculated using the Funds' default method, unless you instruct a Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Funds and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected. Additional information and updates regarding cost basis reporting and available shareholder elections will be on the Delaware Investments® website at delawareinvestments.com as the information becomes available.

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Medicare tax . An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

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Backup withholding . By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

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State and local taxes . Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

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Non-U.S. investors . Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. An exemption from U.S. withholding tax is provided for capital gain dividends paid by a Fund from long-term capital gains, if any. The exemptions from U.S. withholding for interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired for taxable years of the Fund that begin on or after Jan. 1, 2014. It is unclear as of the date of this prospectus whether Congress will reinstate the exemptions for interest-related and short-term capital gain dividends or, if reinstated, whether such exemptions would have retroactive effect. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

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Other reporting and withholding requirements . Under the Foreign Account Tax Compliance Act (FATCA), a Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after Dec. 31, 2016, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

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This discussion of "Dividends, distributions, and taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Financial highlights

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The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information for the 2011, 2012, 2013, and 2014 fiscal years has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request by calling 800 914-0278. For the fiscal year prior to 2011, the Fund's prior independent registered public accounting firm audited the Fund's financial statements.

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Optimum Large Cap Growth Fund

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					Year ended
Class A shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$14.530	$13.480	$12.430	$10.640	$6.990
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.099)	0.014	(0.040)	(0.062)	(0.025)
Net realized and unrealized gain	3.631	1.042	1.090	1.852	3.675
Total from investment operations	3.532	1.056	1.050	1.790	3.650

Less dividends and distributions from:
Net investment income	—	(0.006)	—	—	—
Net realized gain	(1.672)	—	—	—	—
Total dividends and distributions	(1.672)	(0.006)	—	—	—

Net asset value, end of period	$16.390	$14.530	$13.480	$12.430	$10.640

Total return[2]	25.17%	7.76%	8.45%	16.82%	52.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$39,044	$34,182	$34,170	$35,359	$36,288
Ratio of expenses to average net assets	1.54%	1.60%	1.61%	1.61%	1.61%
Ratio of expenses to average net assets prior to fees waived	1.55%	1.63%	1.64%	1.64%	1.66%
Ratio of net investment income (loss) to average net assets	(0.62%)	0.10%	(0.34%)	(0.57%)	(0.28%)
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.63%)	0.07%	(0.37%)	(0.60%)	(0.33%)
Portfolio turnover	98%	102%	89%	117%	145%
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1	The average shares outstanding method has been applied for per share information.
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2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

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Optimum Large Cap Growth Fund

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					Year ended
Class B shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$13.630	$12.730	$11.820	$10.180	$6.730
Income (loss) from investment operations:
Net investment loss[1]	(0.154)	(0.068)	(0.112)	(0.127)	(0.081)
Net realized and unrealized gain	3.406	0.968	1.022	1.767	3.531
Total from investment operations	3.252	0.900	0.910	1.640	3.450

Less dividends and distributions from:
Net realized gain	(1.672)	—	—	—	—
Total dividends and distributions	(1.672)	—	—	—	—

Net asset value, end of period	$15.210	$13.630	$12.730	$11.820	$10.180

Total return[2]	24.67%	7.07%	7.70%	16.11%	51.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$686	$1,447	$3,628	$5,381	$6,135
Ratio of expenses to average net assets	1.97%	2.25%	2.26%	2.26%	2.26%
Ratio of expenses to average net assets prior to fees waived	2.23%	2.28%	2.29%	2.29%	2.31%
Ratio of net investment loss to average net assets	(1.05%)	(0.55%)	(0.99%)	(1.22%)	(0.93%)
Ratio of net investment loss to average net assets prior to fees waived	(1.31%)	(0.58%)	(1.02%)	(1.25%)	(0.98%)
Portfolio turnover	98%	102%	89%	117%	145%
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1	The average shares outstanding method has been applied for per share information.
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2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

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Optimum Large Cap Growth Fund

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					Year ended
Class C shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$13.630	$12.720	$11.820	$10.180	$6.730
Income (loss) from investment operations:
Net investment loss[1]	(0.192)	(0.069)	(0.112)	(0.127)	(0.081)
Net realized and unrealized gain	3.394	0.979	1.012	1.767	3.531
Total from investment operations	3.202	0.910	0.900	1.640	3.450

Less dividends and distributions from:
Net realized gain	(1.672)	—	—	—	—
Total dividends and distributions	(1.672)	—	—	—	—

Net asset value, end of period	$15.160	$13.630	$12.720	$11.820	$10.180

Total return[2]	24.27%	7.15%	7.61%	16.11%	51.26%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$127,540	$115,242	$120,183	$128,256	$132,242
Ratio of expenses to average net assets	2.22%	2.25%	2.26%	2.26%	2.26%
Ratio of expenses to average net assets prior to fees waived	2.23%	2.28%	2.29%	2.29%	2.31%
Ratio of net investment loss to average net assets	(1.30%)	(0.55%)	(0.99%)	(1.22%)	(0.93%)
Ratio of net investment loss to average net assets prior to fees waived	(1.31%)	(0.58%)	(1.02%)	(1.25%)	(0.98%)
Portfolio turnover	98%	102%	89%	117%	145%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Optimum Large Cap Growth Fund

					Year ended
Institutional Class shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$14.970	$13.880	$12.760	$10.880	$7.130
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.049)	0.062	0.002	(0.025)	0.007
Net realized and unrealized gain	3.754	1.068	1.118	1.905	3.758
Total from investment operations	3.705	1.130	1.120	1.880	3.765
Less dividends and distributions from:
Net investment income	(0.003)	(0.040)	—	—	(0.015)
Net realized gain	(1.672)	—	—	—	—
Total dividends and distributions	(1.675)	(0.040)	—	—	(0.015)

Net asset value, end of period	$17.000	$14.970	$13.880	$12.760	$10.880
Total return[2]	25.51%	8.25%	8.78%	17.28%	52.87%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,026,377	$728,104	$650,869	$587,141	$532,282
Ratio of expenses to average net assets	1.22%	1.25%	1.26%	1.26%	1.26%
Ratio of expenses to average net assets prior to fees waived	1.23%	1.28%	1.29%	1.29%	1.31%
Ratio of net investment income (loss) to average net assets	(0.30%)	0.45%	0.01%	(0.22%)	0.07%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.31%)	0.42%	(0.02%)	(0.25%)	0.02%
Portfolio turnover	98%	102%	89%	117%	145%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Optimum Large Cap Value Fund

					Year ended
Class A shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$12.900	$11.750	$11.060	$9.830	$6.710
Income from investment operations:
Net investment income[1]	0.157	0.173	0.133	0.075	0.118
Net realized and unrealized gain	2.399	1.259	0.635	1.274	3.181
Total from investment operations	2.556	1.432	0.768	1.349	3.299
Less dividends and distributions from:
Net investment income	(0.096)	(0.282)	(0.078)	(0.119)	(0.179)
Total dividends and distributions	(0.096)	(0.282)	(0.078)	(0.119)	(0.179)

Net asset value, end of period	$15.360	$12.900	$11.750	$11.060	$9.830
Total return[2]	19.96%	12.48%	7.01%	14.00%	49.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,299	$32,995	$31,478	$33,892	$34,167
Ratio of expenses to average net assets	1.50%	1.57%	1.57%	1.59%	1.58%
Ratio of expenses to average net assets prior to fees waived	1.51%	1.59%	1.60%	1.61%	1.62%
Ratio of net investment income to average net assets	1.12%	1.48%	1.25%	0.77%	1.38%
Ratio of net investment income to average net assets prior to fees waived	1.11%	1.46%	1.22%	0.75%	1.34%
Portfolio turnover	37%	49%	57%	82%	28%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Optimum Large Cap Value Fund

					Year ended
Class B shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$12.790	$11.600	$10.930	$9.720	$6.630
Income from investment operations:
Net investment income[1]	0.093	0.095	0.063	0.012	0.063
Net realized and unrealized gain	2.403	1.255	0.622	1.262	3.147
Total from investment operations	2.496	1.350	0.685	1.274	3.210
Less dividends and distributions from:
Net investment income	(0.026)	(0.160)	(0.015)	(0.064)	(0.120)
Total dividends and distributions	(0.026)	(0.160)	(0.015)	(0.064)	(0.120)

Net asset value, end of period	$15.260	$12.790	$11.600	$10.930	$9.720
Total return[2]	19.53%	11.84%	6.28%	13.25%	48.92%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$649	$1,425	$3,478	$5,135	$5,943
Ratio of expenses to average net assets	1.94%	2.22%	2.22%	2.24%	2.23%
Ratio of expenses to average net assets prior to fees waived	2.19%	2.24%	2.25%	2.26%	2.27%
Ratio of net investment income to average net assets	0.68%	0.83%	0.60%	0.12%	0.73%
Ratio of net investment income to average net assets prior to fees waived	0.43%	0.81%	0.57%	0.10%	0.69%
Portfolio turnover	37%	49%	57%	82%	28%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.


Optimum Large Cap Value Fund

					Year ended
Class C shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$12.780	$11.590	$10.930	$9.710	$6.630
Income from investment operations:
Net investment income[1]	0.061	0.096	0.063	0.012	0.063
Net realized and unrealized gain	2.389	1.254	0.612	1.272	3.137
Total from investment operations	2.450	1.350	0.675	1.284	3.200
Less dividends and distributions from:
Net investment income	(0.010)	(0.160)	(0.015)	(0.064)	(0.120)
Total dividends and distributions	(0.010)	(0.160)	(0.015)	(0.064)	(0.120)

Net asset value, end of period	$15.220	$12.780	$11.590	$10.930	$9.710
Total return[2]	19.17%	11.85%	6.19%	13.37%	48.76%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$123,541	$111,806	$111,557	$119,899	$125,961
Ratio of expenses to average net assets	2.18%	2.22%	2.22%	2.24%	2.23%
Ratio of expenses to average net assets prior to fees waived	2.19%	2.24%	2.25%	2.26%	2.27%
Ratio of net investment income to average net assets	0.44%	0.83%	0.60%	0.12%	0.73%
Ratio of net investment income to average net assets prior to fees waived	0.43%	0.81%	0.57%	0.10%	0.69%
Portfolio turnover	37%	49%	57%	82%	28%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Optimum Large Cap Value Fund

						Year ended
Institutional Class shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$12.920	$11.800	$11.110	$9.870	$6.740
Income from investment operations:
Net investment income[1]	0.203	0.214	0.171	0.110	0.148
Net realized and unrealized gain	2.410	1.255	0.631	1.279	3.193
Total from investment operations	2.613	1.469	0.802	1.389	3.341

Less dividends and distributions from:
Net investment income	(0.143)	(0.349)	(0.112)	(0.149)	(0.211)
Total dividends and distributions	(0.143)	(0.349)	(0.112)	(0.149)	(0.211)

Net asset value, end of period	$15.390	$12.920	$11.800	$11.110	$9.870
Total return[2]	20.31%	12.92%	7.32%	14.42%	50.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,002,553	$730,785	$617,485	$550,313	$480,762
Ratio of expenses to average net assets	1.18%	1.22%	1.22%	1.24%	1.23%
Ratio of expenses to average net assets prior to fees waived	1.19%	1.24%	1.25%	1.26%	1.27%
Ratio of net investment income to average net assets	1.44%	1.83%	1.60%	1.12%	1.73%
Ratio of net investment income to average net assets prior to fees waived	1.43%	1.81%	1.57%	1.10%	1.69%
Portfolio turnover	37%	49%	57%	82%	28%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Optimum Small-Mid Cap Growth Fund

						Year ended
Class A shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$14.260	$13.000	$13.900	$11.150	$6.760
Income (loss) from investment operations:
Net investment loss[1]	(0.193)	(0.079)	(0.169)	(0.149)	(0.123)
Net realized and unrealized gain	3.073	1.653	0.064	2.899	4.513
Total from investment operations	2.880	1.574	(0.105)	2.750	4.390

Less dividends and distributions from:
Net realized gain	(1.570)	(0.314)	(0.795)	—	—
Total dividends and distributions	(1.570)	(0.314)	(0.795)	—	—

Net asset value, end of period	$15.570	$14.260	$13.000	$13.900	$11.150

Total return[2]	21.63%	12.50%	0.33%	24.66%	64.94%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,158	$6,415	$5,989	$6,866	$6,736
Ratio of expenses to average net assets	1.76%	1.86%	1.90%	1.90%	1.90%
Ratio of expenses to average net assets prior to fees waived	1.96%	2.05%	2.06%	2.07%	2.10%
Ratio of net investment loss to average net assets	(1.28%)	(0.62%)	(1.34%)	(1.29%)	(1.30%)
Ratio of net investment loss to average net assets prior to fees waived	(1.48%)	(0.81%)	(1.50%)	(1.46%)	(1.50%)
Portfolio turnover	58%	78%	82%	86%	100%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Optimum Small-Mid Cap Growth Fund

					Year ended
Class B shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$13.290	$12.220	$13.200	$10.660	$6.510
Income (loss) from investment operations:
Net investment loss[1]	(0.169)	(0.145)	(0.238)	(0.213)	(0.179)
Net realized and unrealized gain	2.859	1.529	0.053	2.753	4.329
Total from investment operations	2.690	1.384	(0.185)	2.540	4.150

Less dividends and distributions from:
Net realized gain	(1.570)	(0.314)	(0.795)	—	—

Total dividends and distributions	(1.570)	(0.314)	(0.795)	—	—

Net asset value, end of period	$14.410	$13.290	$12.220	$13.200	$10.660

Total return[2]	21.69%	11.82%	(0.28%)	23.83%	63.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$123	$261	$661	$1,063	$1,143
Ratio of expenses to average net assets	1.70%	2.47%	2.55%	2.55%	2.55%
Ratio of expenses to average net assets prior to fees waived	2.65%	2.70%	2.71%	2.72%	2.75%
Ratio of net investment loss to average net assets	(1.22%)	(1.23%)	(1.99%)	(1.94%)	(1.95%)
Ratio of net investment loss to average net assets prior to fees waived	(2.17%)	(1.46%)	(2.15%)	(2.11%)	(2.15%)
Portfolio turnover	58%	78%	82%	86%	100%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.


Optimum Small-Mid Cap Growth Fund

					Year ended
Class C shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$13.280	$12.220	$13.200	$10.660	$6.510
Income (loss) from investment operations:
Net investment loss[1]	(0.274)	(0.151)	(0.237)	(0.213)	(0.179)
Net realized and unrealized gain	2.854	1.525	0.052	2.753	4.329
Total from investment operations	2.580	1.374	(0.185)	2.540	4.150
Less dividends and distributions from:
Net realized gain	(1.570)	(0.314)	(0.795)	—	—

Total dividends and distributions	(1.570)	(0.314)	(0.795)	—	—

Net asset value, end of period	$14.290	$13.280	$12.220	$13.200	$10.660

Total return[2]	20.82%	11.73%	(0.27%)	23.83%	63.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$22,581	$20,921	$20,992	$24,337	$23,824
Ratio of expenses to average net assets	2.45%	2.51%	2.55%	2.55%	2.55%
Ratio of expenses to average net assets prior to fees waived	2.65%	2.70%	2.71%	2.72%	2.75%
Ratio of net investment loss to average net assets	(1.97%)	(1.27%)	(1.99%)	(1.94%)	(1.95%)
Ratio of net investment loss to average net assets prior to fees waived	(2.17%)	(1.46%)	(2.15%)	(2.11%)	(2.15%)
Portfolio turnover	58%	78%	82%	86%	100%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Optimum Small-Mid Cap Growth Fund

					Year ended
Institutional Class shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$14.780	$13.420	$14.270	$11.410	$6.900
Income (loss) from investment operations:
Net investment loss[1]	(0.152)	(0.036)	(0.128)	(0.112)	(0.091)
Net realized and unrealized gain	3.212	1.710	0.073	2.972	4.601
Total from investment operations	3.060	1.674	(0.055)	2.860	4.510

Less dividends and distributions from:
Net realized gain	(1.570)	(0.314)	(0.795)	—	—

Total dividends and distributions	(1.570)	(0.314)	(0.795)	—	—

Net asset value, end of period	$16.270	$14.780	$13.420	$14.270	$11.410

Total return[2]	22.03%	12.94%	0.68%	25.07%	65.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$436,823	$321,441	$321,641	$304,406	$204,843
Ratio of expenses to average net assets	1.45%	1.51%	1.55%	1.55%	1.55%
Ratio of expenses to average net assets prior to fees waived	1.65%	1.70%	1.71%	1.72%	1.75%
Ratio of net investment loss to average net assets	(0.97%)	(0.27%)	(0.99%)	(0.94%)	(0.95%)
Ratio of net investment loss to average net assets prior to fees waived	(1.17%)	(0.46%)	(1.15%)	(1.11%)	(1.15%)
Portfolio turnover	58%	78%	82%	86%	100%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Optimum Small-Mid Cap Value Fund

					Year ended
Class A shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$13.740	$12.590	$12.610	$10.070	$5.690
Income (loss) from investment operations:
Net investment loss [1]	(0.092)	(0.027)	(0.044)	(0.062)	(0.027)
Net realized and unrealized gain	2.873	1.609	0.148	2.602	4.407
Total from investment operations	2.781	1.582	0.104	2.540	4.380

Less dividends and distributions from:

Net realized gain	(1.641)	(0.432)	(0.124)	—	—

Total dividends and distributions	(1.641)	(0.432)	(0.124)	—	—

Net asset value, end of period	$14.880	$13.740	$12.590	$12.610	$10.070

Total return[2]	21.85%	13.23%	1.01%	25.22%	76.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,058	$5,711	$5,372	$6,102	$5,918
Ratio of expenses to average net assets	1.70%	1.76%	1.79%	1.81%	1.82%
Ratio of expenses to average net assets prior to feeswaived	1.86%	1.98%	1.98%	2.00%	2.13%
Ratio of net investment loss to average net assets	(0.64%)	(0.22%)	(0.38%)	(0.59%)	(0.32%)
Ratio of net investment loss to average net assets prior to fees waived	(0.80%)	(0.44%)	(0.57%)	(0.78%)	(0.63%)
Portfolio turnover	33%	36%	30%	43%	40%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Optimum Small-Mid Cap Value Fund

					Year ended
Class B shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$12.810	$11.840	$11.940	$9.590	$5.460
Income (loss) from investment operations:
Net investment loss[1]	(0.077)	(0.094)	(0.113)	(0.123)	(0.077)
Net realized and unrealized gain	2.668	1.496	0.137	2.473	4.207
Total from investment operations	2.591	1.402	0.024	2.350	4.130

Less dividends and distributions from:
Net realized gain	(1.641)	(0.432)	(0.124)	—	—
Total dividends and distributions	(1.641)	(0.432)	(0.124)	—	—

Net asset value, end of period	$13.760	$12.810	$11.840	$11.940	$9.590

Total return[2]	21.97%	12.53%	0.39%	24.50%	75.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$110	$236	$653	$1,038	$1,114
Ratio of expenses to average net assets	1.65%	2.37%	2.44%	2.46%	2.47%
Ratio of expenses to average net assets prior to feeswaived	2.56%	2.63%	2.63%	2.65%	2.78%
Ratio of net investment loss to average net assets	(0.59%)	(0.83%)	(1.03%)	(1.24%)	(0.97%)
Ratio of net investment loss to average net assets prior to fees waived	(1.50%)	(1.09%)	(1.22%)	(1.43%)	(1.28%)
Portfolio turnover	33%	36%	30%	43%	40%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.


Optimum Small-Mid Cap Value Fund

					Year ended
Class C shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$12.800	$11.830	$11.930	$9.590	$5.460
Income (loss) from investment operations:
Net investment loss[1]	(0.175)	(0.100)	(0.113)	(0.124)	(0.076)
Net realized and unrealized gain	2.646	1.502	0.137	2.464	4.206
Total from investment operations	2.471	1.402	0.024	2.340	4.130

Less dividends and distributions from:
Net realized gain	(1.641)	(0.432)	(0.124)	—	—
Total dividends and distributions	(1.641)	(0.432)	(0.124)	—	—

Net asset value, end of period	$13.630	$12.800	$11.830	$11.930	$9.590

Total return[2]	21.08%	12.45%	0.39%	24.40%	75.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,846	$20,058	$19,986	$22,797	$22,163
Ratio of expenses to average net assets	2.40%	2.41%	2.44%	2.46%	2.47%
Ratio of expenses to average net assets prior to feeswaived	2.56%	2.63%	2.63%	2.65%	2.78%
Ratio of net investment loss to average net assets	(1.34%)	(0.87%)	(1.03%)	(1.24%)	(0.97%)
Ratio of net investment loss to average net assets prior to fees waived	(1.50%)	(1.09%)	(1.22%)	(1.43%)	(1.28%)
Portfolio turnover	33%	36%	30%	43%	40%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Optimum Small-Mid Cap Value Fund

					Year ended
Institutional Class shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$14.230	$12.990	$12.960	$10.310	$5.820
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.050)	0.016	(0.004)	(0.026)	0.002
Net realized and unrealized gain	2.995	1.661	0.158	2.676	4.505
Total from investment operations	2.945	1.677	0.154	2.650	4.507

Less dividends and distributions from:
Net investment income	(0.004)	(0.005)	—	—	(0.008)
Net realized gain	(1.641)	(0.432)	(0.124)	—	—
Return of capital	—	—	—	—	(0.009)
Total dividends and distributions	(1.645)	(0.437)	(0.124)	—	(0.017)

Net asset value, end of period	$15.530	$14.230	$12.990	$12.960	$10.310

Total return[2]	22.29%	13.56%	1.37%	25.70%	77.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$439,417	$318,758	$310,737	$274,495	$161,862
Ratio of expenses to average net assets	1.40%	1.41%	1.44%	1.46%	1.47%
Ratio of expenses to average net assets prior to feeswaived	1.56%	1.63%	1.63%	1.65%	1.78%
Ratio of net investment loss to average net assets	(0.34%)	0.13%	(0.03%)	(0.24%)	0.03%
Ratio of net investment loss to average net assets prior to fees waived	(0.50%)	(0.09%)	(0.22%)	(0.43%)	(0.28%)
Portfolio turnover	33%	36%	30%	43%	40%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Optimum International Fund

					Year ended
Class A shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$10.970	$10.420	$11.200	$10.340	$7.010
Income (loss) from investment operations:
Net investment income[1]	0.142	0.185	0.192	0.129	0.124
Net realized and unrealized gain (loss)	1.540	0.620	(0.790)	0.887	3.366
Total from investment operations	1.682	0.805	(0.598)	1.016	3.490

Less dividends and distributions from:
Net investment income	(0.082)	(0.255)	(0.182)	(0.156)	(0.160)
Total dividends and distributions	(0.082)	(0.255)	(0.182)	(0.156)	(0.160)

Net asset value, end of period	$12.570	$10.970	$10.420	$11.200	$10.340
Total return[2]	15.31%	8.10%	(5.30%)	10.19%	50.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,277	$9,553	$9,318	$11,189	$12,082
Ratio of expenses to average net assets	1.68%	1.75%	1.75%	1.75%	1.75%
Ratio of expenses to average net assets prior to feeswaived	1.68%	1.84%	1.84%	1.88%	1.94%
Ratio of net investment income to average net assets	1.20%	1.81%	1.84%	1.26%	1.30%
Ratio of net investment income to average net assets prior to fees waived	1.20%	1.72%	1.75%	1.13%	1.11%
Portfolio turnover	126%	70%	50%	95%	91%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Optimum International Fund

					Year ended
Class B shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$10.760	$10.220	$10.940	$10.100	$6.880
Income (loss) from investment operations:
Net investment income[1]	0.137	0.115	0.122	0.061	0.064
Net realized and unrealized gain (loss)	1.510	0.617	(0.773)	0.875	3.304
Total from investment operations	1.647	0.732	(0.651)	0.936	3.368

Less dividends and distributions from:
Net investment income	(0.067)	(0.192)	(0.069)	(0.096)	(0.148)
Total dividends and distributions	(0.067)	(0.192)	(0.069)	(0.096)	(0.148)

Net asset value, end of period	$12.340	$10.760	$10.220	$10.940	$10.100

Total return[2]	15.37%	7.38%	(5.94%)	9.49%	49.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$199	$412	$1,139	$1,868	$2,243
Ratio of expenses to average net assets	1.69%	2.40%	2.40%	2.40%	2.40%
Ratio of expenses to average net assets prior to fees waived	2.36%	2.49%	2.49%	2.53%	2.59%
Ratio of net investment income to average net assets	1.19%	1.16%	1.19%	0.61%	0.65%
Ratio of net investment income to average net assets prior to fees waived	0.52%	1.07%	1.10%	0.48%	0.46%
Portfolio turnover	126%	70%	50%	95%	91%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.


Optimum International Fund

					Year ended
Class C shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$10.760	$10.230	$10.950	$10.100	$6.890
Income (loss) from investment operations:
Net investment income[1]	0.061	0.116	0.122	0.061	0.064
Net realized and unrealized gain (loss)	1.512	0.606	(0.773)	0.885	3.294
Total from investment operations	1.573	0.722	(0.651)	0.946	3.358

Less dividends and distributions from:
Net investment income	(0.043)	(0.192)	(0.069)	(0.096)	(0.148)
Total dividends and distributions	(0.043)	(0.192)	(0.069)	(0.096)	(0.148)

Net asset value, end of period	$12.290	$10.760	$10.230	$10.950	$10.100

Total return[2]	14.56%	7.37%	(5.94%)	9.59%	49.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$37,893	$32,064	$32,995	$39,762	$43,260
Ratio of expenses to average net assets	2.36%	2.40%	2.40%	2.40%	2.40%
Ratio of expenses to average net assets prior to fees waived	2.36%	2.49%	2.49%	2.53%	2.59%
Ratio of net investment income to average net assets	0.52%	1.16%	1.19%	0.61%	0.65%
Ratio of net investment income to average net assets prior to fees waived	0.52%	1.07%	1.10%	0.48%	0.46%
Portfolio turnover	126%	70%	50%	95%	91%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Optimum International Fund

					Year ended
Institutional Class shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$11.050	$10.490	$11.300	$10.430	$7.050
Income (loss) from investment operations:
Net investment income[1]	0.182	0.223	0.229	0.168	0.157
Net realized and unrealized gain (loss)	1.551	0.627	(0.793)	0.887	3.393
Total from investment operations	1.733	0.850	(0.564)	1.055	3.550

Less dividends and distributions from:
Net investment income	(0.123)	(0.290)	(0.246)	(0.185)	(0.170)
Total dividends and distributions	(0.123)	(0.290)	(0.246)	(0.185)	(0.170)

Net asset value, end of period	$12.660	$11.050	$10.490	$11.300	$10.430

Total return[2]	15.79%	8.41%	(4.93%)	10.55%	50.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$589,098	$426,258	$252,539	$226,512	$146,156
Ratio of expenses to average net assets	1.36%	1.40%	1.40%	1.40%	1.40%
Ratio of expenses to average net assets prior to fees waived	1.36%	1.49%	1.49%	1.53%	1.59%
Ratio of net investment income to average net assets	1.52%	2.16%	2.19%	1.61%	1.65%
Ratio of net investment income to average net assets prior to fees waived	1.52%	2.07%	2.10%	1.48%	1.46%
Portfolio turnover	126%	70%	50%	95%	91%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.


Optimum Fixed Income Fund

					Year ended
Class A shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$9.850	$9.710	$9.550	$9.290	$7.750
Income (loss) from investment operations:
Net investment income[1]	0.213	0.225	0.293	0.391	0.661
Net realized and unrealized gain (loss)	(0.353)	0.302	0.338	0.247	1.482
Total from investment operations	(0.140)	0.527	0.631	0.638	2.143

Less dividends and distributions from:
Net investment income	(0.142)	(0.172)	(0.342)	(0.378)	(0.603)
Net realized gain	(0.028)	(0.215)	(0.129)	—	—
Total dividends and distributions	(0.170)	(0.387)	(0.471)	(0.378)	(0.603)

Net asset value, end of period	$9.540	$9.850	$9.710	$9.550	$9.290

Total return[2]	(1.40%)	5.47%	6.71%	7.01%	28.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,241	$41,210	$40,620	$39,758	$40,808
Ratio of expenses to average net assets	1.31%	1.35%	1.35%	1.35%	1.31%
Ratio of expenses to average net assets prior to fees waived	1.34%	1.40%	1.44%	1.46%	1.48%
Ratio of net investment income to average net assets	2.24%	2.27%	3.01%	4.10%	7.49%
Ratio of net investment income to average net assets prior to fees waived	2.21%	2.22%	2.92%	3.99%	7.32%
Portfolio turnover	323%[3]	208%	211%	273%	134%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3

As a result of the addition of Delaware Management Company's diversified floating rate investment strategy and Pacific Investment Management Company, LLC's low-duration investment strategy on Feb. 1, 2014, to the Fund's principal investment strategy, the Fund's portfolio turnover rate increased substantially during the year ended March 31, 2014.


Optimum Fixed Income Fund

					Year ended
Class B shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$9.840	$9.700	$9.540	$9.280	$7.750
Income (loss) from investment operations:
Net investment income[1]	0.189	0.161	0.229	0.328	0.604
Net realized and unrealized gain (loss)	(0.345)	0.302	0.340	0.248	1.486
Total from investment operations	(0.156)	0.463	0.569	0.576	2.090

Less dividends and distributions from:
Net investment income	(0.106)	(0.108)	(0.280)	(0.316)	(0.560)
Net realized gain	(0.028)	(0.215)	(0.129)	—	—
Total dividends and distributions	(0.134)	(0.323)	(0.409)	(0.316)	(0.560)

Net asset value, end of period	$9.550	$9.840	$9.700	$9.540	$9.280

Total return[2]	(1.57%)	4.69%	6.15%	6.32%	27.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$508	$1,203	$3,056	$4,714	$5,587
Ratio of expenses to average net assets	1.57%	2.00%	2.00%	2.00%	1.96%
Ratio of expenses to average net assets prior to fees waived	2.02%	2.05%	2.09%	2.11%	2.13%
Ratio of net investment income to average net assets	1.98%	1.62%	2.36%	3.45%	6.84%
Ratio of net investment income to average net assets prior to fees waived	1.53%	1.57%	2.27%	3.34%	6.67%
Portfolio turnover	323%[3]	208%	211%	273%	134%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

3

As a result of the addition of Delaware Management Company's diversified floating rate investment strategy and Pacific Investment Management Company, LLC's low-duration investment strategy on Feb. 1, 2014, to the Fund's principal investment strategy, the Fund's portfolio turnover rate increased substantially during the year ended March 31, 2014.


Optimum Fixed Income Fund

					Year ended
Class C shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$9.840	$9.710	$9.540	$9.280	$7.760
Income (loss) from investment operations:
Net investment income[1]	0.148	0.161	0.229	0.329	0.604
Net realized and unrealized gain (loss)	(0.351)	0.292	0.350	0.247	1.476
Total from investment operations	(0.203)	0.453	0.579	0.576	2.080
Less dividends and distributions from:
Net investment income	(0.079)	(0.108)	(0.280)	(0.316)	(0.560)
Net realized gain	(0.028)	(0.215)	(0.129)	—	—
Total dividends and distributions	(0.107)	(0.323)	(0.409)	(0.316)	(0.560)

Net asset value, end of period	$9.530	$9.840	$9.710	$9.540	$9.280
Total return[2]	(2.06%)	4.69%	6.15%	6.32%	27.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$161,353	$155,728	$154,778	$159,759	$170,214
Ratio of expenses to average net assets	1.99%	2.00%	2.00%	2.00%	1.96%
Ratio of expenses to average net assets prior to fees waived	2.02%	2.05%	2.09%	2.11%	2.13%
Ratio of net investment income to average net assets	1.56%	1.62%	2.36%	3.45%	6.84%
Ratio of net investment income to average net assets prior to fees waived	1.53%	1.57%	2.27%	3.34%	6.67%
Portfolio turnover	323%[3]	208%	211%	273%	134%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3

As a result of the addition of Delaware Management Company's diversified floating rate investment strategy and Pacific Investment Management Company, LLC's low-duration investment strategy on Feb. 1, 2014, to the Fund's principal investment strategy, the Fund's portfolio turnover rate increased substantially during the year ended March 31, 2014.


Optimum Fixed Income Fund

					Year ended
Institutional Class shares	3/31/14	3/31/13	3/31/12	3/31/11	3/31/10
Net asset value, beginning of period	$9.850	$9.710	$9.550	$9.290	$7.740
Income (loss) from investment operations:
Net investment income[1]	0.244	0.260	0.327	0.424	0.692
Net realized and unrealized gain (loss)	(0.350)	0.301	0.338	0.247	1.484
Total from investment operations	(0.106)	0.561	0.665	0.671	2.176
Less dividends and distributions from:
Net investment income	(0.176)	(0.206)	(0.376)	(0.411)	(0.626)
Net realized gain	(0.028)	(0.215)	(0.129)	—	—
Total dividends and distributions	(0.204)	(0.421)	(0.505)	(0.411)	(0.626)

Net asset value, end of period	$9.540	$9.850	$9.710	$9.550	$9.290
Total return[2]	(1.05%)	5.72%	7.20%	7.39%	28.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,509,156	$1,297,154	$1,014,595	$791,984	$579,694
Ratio of expenses to average net assets	0.99%	1.00%	1.00%	1.00%	0.96%
Ratio of expenses to average net assets prior to fees waived	1.02%	1.05%	1.09%	1.11%	1.13%
Ratio of net investment income to average net assets	2.56%	2.62%	3.36%	4.45%	7.84%
Ratio of net investment income to average net assets prior to fees waived	2.53%	2.57%	3.27%	4.34%	7.67%
Portfolio turnover	323%[3]	208%	211%	273%	134%
1	The average shares outstanding method has been applied for per share information.
2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3

As a result of the addition of Delaware Management Company's diversified floating rate investment strategy and Pacific Investment Management Company, LLC's low-duration investment strategy on Feb. 1, 2014, to the Fund's principal investment strategy, the Fund's portfolio turnover rate increased substantially during the year ended March 31, 2014.


How to read the financial highlights

Net investment income (loss)
 Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from: Net realized gain on investments." Realized and unrealized gain (loss) on foreign currencies represent changes in the U.S. dollar value of assets (including investments) and liabilities denominated in foreign currencies as a result of changes in foreign currency exchange rates.

Net asset value (NAV)
 This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
 This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
 The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
 We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Additional information

Contact information


  Website: optimummutualfunds .com

  For Fund performance information and literature, call the Shareholder Service Center at 800 914-0278 (representatives available weekdays from 8:30 a.m. to 6:00 p.m. Eastern time)


Additional information about the Funds' investments is available in their annual and semiannual shareholder reports. In the Funds' annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can find more information about the Funds in their current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual reports, or if you have any questions about investing in the Funds, please contact your participating securities dealer or other financial intermediary. If you hold Fund shares directly with the Funds' service agent, call toll-free 800 914-0278. The Funds' SAI and annual and semiannual reports to shareholders are also available free of charge, through the Funds' website (optimummutualfunds.com).

You can find reports and other information about the Funds on the EDGAR database on the SEC website (sec.gov). You can get copies of this information, after paying a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC,
100 F Street, NE, Washington, DC 20549-1520. Information about the Fund, including its SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

OMP-Prospectus-0813
AXA Cat# 145871 (7/14)

  PR-901 [3/14] 19866 [7/14]

Investment Company Act number: 811-21335


STATEMENT OF ADDITIONAL INFORMATION

July 29, 2014

OPTIMUM FUND TRUST

2005 Market Street
Philadelphia, PA 19103-7094

Nasdaq tickers
Optimum Large Cap Growth Fund
Class A	OALGX
Class B	OBLGX
Class C	OCLGX
Institutional Class	OILGX
Optimum Large Cap Value Fund
Class A	OALVX
Class B	OBLVX
Class C	OCLVX
Institutional Class	OILVX
Optimum Small-Mid Cap Growth Fund
Class A	OASGX
Class B	OBSGX
Class C	OCSGX
Institutional Class	OISGX
Optimum Small-Mid Cap Value Fund
Class A	OASVX
Class B	OBSVX
Class C	OCSVX
Institutional Class	OISVX
Optimum International Fund
Class A	OAIEX
Class B	OBIEX
Class C	OCIEX
Institutional Class	OIIEX
Optimum Fixed Income Fund
Class A	OAFIX
Class B	OBFIX
Class C	OCFIX
Institutional Class	OIFIX

       This Statement of Additional Information (the “Part B”) supplements the information contained in the current prospectus for the Funds (the “Prospectus”), dated July 29, 2014, as it may be amended from time to time. This Part B should be read in conjunction with the Prospectus. This Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus. A Prospectus may be obtained by writing to or calling your participating securities dealer or other financial intermediary. If you hold Fund shares directly with the Funds’ service agent, Delaware Service Company, Inc., call toll-free 800 914-0278. Please do not send any correspondence to the address above. The Funds’ financial statements, the notes relating thereto, the financial highlights and the reports of the independent registered public accounting firm are incorporated by reference from the Funds’ annual report (the “Annual Report”) into this Part B. The Annual Report will accompany any request for Part B. The Annual Report can be obtained, without charge, by calling 800 914-0278.

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TABLE OF CONTENTS

ORGANIZATION AND CLASSIFICATION	1
INVESTMENT OBJECTIVES, RESTRICTIONS, AND POLICIES	1
INVESTMENT STRATEGIES AND RISKS	3
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	41
MANAGEMENT OF THE TRUST	42
INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS	49
PORTFOLIO MANAGERS	58
TRADING PRACTICES AND BROKERAGE	80
CAPITAL STRUCTURE	83
PURCHASING SHARES	84
INVESTMENT PLANS	93
DETERMINING OFFERING PRICE AND NET ASSET VALUE	94
REDEMPTION AND EXCHANGE	95
DISTRIBUTIONS AND TAXES	100
PERFORMANCE INFORMATION	115
FINANCIAL STATEMENTS	115
PRINCIPAL HOLDERS	116
APPENDIX A — DESCRIPTION OF RATINGS	118
APPENDIX B — PROXY VOTING POLICIES AND PROCEDURES	121

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     This Part B describes the shares of Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, Optimum Small-Mid Cap Value Fund, Optimum International Fund, and Optimum Fixed Income Fund (each a “Fund” and collectively, the “Funds”), which are series of Optimum Fund Trust (the “Trust”). Each Fund offers three retail classes: Class A shares, Class B shares, and Class C shares (each Class individually a “Class” and collectively the “Retail Classes”). Each Fund also offers Institutional Class shares (individually a “Class” and together with the Retail Classes, the “Classes”). The Funds’ investment manager is Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust.

ORGANIZATION AND CLASSIFICATION

Organization
     The Trust was organized as a Delaware statutory trust on April 21, 2003.

Classification
     The Trust is an open-end registered management investment company. Each Fund’s portfolio of assets is “diversified” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers.

INVESTMENT OBJECTIVES, RESTRICTIONS, AND POLICIES

Investment Objectives
     The Funds’ investment objectives are described in the Prospectus. Each Fund’s investment objective is nonfundamental, and may be changed without shareholder approval. However, the Trust’s Board of Trustees (the “Board”) must approve any changes to nonfundamental investment objectives and a Fund will notify shareholders at least 60 days prior to a material change in the Fund’s investment objective.

Fundamental Investment Restrictions
     The Trust has adopted the following restrictions for each Fund, which cannot be changed without approval by the holders of a “majority” of the respective Fund’s outstanding shares, which is a vote by the holders of the lesser of (a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time a Fund purchases securities.

     Each Fund may not:

     1. Purchase securities of any issuer (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or securities issued by other investment companies) if, as a result, more than 5% of the Fund’s total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund’s total assets may be invested without regard to this limitation.

     2. Make investments that will result in the concentration (as that term may be defined in the 1940 Act), any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

     3. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     4. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

     5. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     6. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     7. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

Nonfundamental Investment Restrictions
     In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund will be subject to the following investment restrictions, which are considered nonfundamental and may be changed by the Board without shareholder approval. The percentage limitations contained in the restrictions and policies set forth herein apply at the time a Fund purchases securities.

     1. A Fund may not invest more than 15% of its respective net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

     2. A Fund may not purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions, and other financial contracts or derivative instruments.

     3. A Fund may not sell securities short or maintain a short position, except that the Fund may (a) sell short “against the box” and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts, or derivative instruments.

     4. A Fund may not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

Portfolio Turnover
     Portfolio trading will be undertaken principally to accomplish each Fund’s investment objective. Each Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of such Fund’s investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving a Fund’s investment objective.

     The portfolio turnover rate tells you the amount of trading activity in a Fund’s portfolio. A turnover rate of 100% would occur, for example, if all of such Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment were frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Fund’s shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, each Fund may hold securities for any period of time.

     Each Fund’s portfolio turnover rate for the fiscal years ended March 31, 2013 and March 31, 2014, respectively, were approximately as follows:

Fund	2013	2014
Optimum Large Cap Growth Fund	102%	98%
Optimum Large Cap Value Fund	49%	37%
Optimum Small-Mid Cap Growth Fund	78%	58%
Optimum Small-Mid Cap Value Fund	36%	33%
Optimum International Fund	70%	126%
Optimum Fixed Income Fund	208%	323%[1]

1 The increase in the portfolio turnover of the Optimum Fixed Income Fund for the fiscal year ended March 31, 2014 was due to a change in the Fund’s investment strategy.

INVESTMENT STRATEGIES AND RISKS

     The Funds’ investment objectives, strategies, and risks are described in the Prospectus. Certain additional investment information is provided below. The following discussion supplements the description of the Funds’ investment strategies and risks that are included in the Prospectus. The Funds’ investment strategies are nonfundamental and may be changed without shareholder approval.

Asset-Backed Securities
     Each Fund may invest in securities that are backed by assets such as mortgages, loans, receivables or other assets. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities. Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the funds to pay the debt service on the debt obligations issued.

     To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

     Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and “over collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

     The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities, but the risk of such a prepayment does exist. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately, or in many cases ever, established, and other risks, which may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

Bank Capital Securities
     Optimum Fixed Income Fund may invest in bank capital securities. Bank capital securities are issued by banks to help fulfill their regulatory capital requirements. There are three common types of bank capital: Lower Tier II, Upper Tier II and Tier I. Bank capital is generally, but not always, of investment grade quality. Upper Tier II securities are commonly thought of as hybrids of debt and preferred stock. Upper Tier II securities are often perpetual (with no maturity date), callable, and have a cumulative interest deferral feature. This means that under certain conditions, the issuer bank can withhold payment of interest until a later date. However, such deferred interest payments generally earn interest. Tier I securities often take the form of trust-preferred securities.

Brady Bonds
     Each Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries including Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay, and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the “residual risk”). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds, with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

Collateralized Debt Obligations
     Optimum Fixed Income Fund may invest in each of collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

     For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities, CDOs carry additional risks including, but not limited to, the possibility that: (i) distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral securities may decline in value or there may be a default in one or more of the collateral securities; (iii) the CDOs in which the Funds may invest will be subordinate to other classes; and (iv) the complex structure of a collateralized security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Combined Transactions
     A Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions (“component” transactions), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the investment adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the investment adviser’s judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Convertible Debt and Non-Traditional Equity Securities
     A Fund may invest in convertible and debt securities of issuers in any industry. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities rank ahead of common stock in a corporation’s capital structure and therefore entail less risk than the corporation’s common stock. However, convertible securities typically rank behind non-convertible securities of the same issuer. Convertible and debt securities provide a fixed income stream and the opportunity, through their conversion features, to participate in the capital appreciation resulting from a market price advance in the convertible securities’ underlying common stock. A convertible security’s price depends on both its “investment value” (its value with the conversion privilege), and its “conversion value” (its market value if it were exchanged for the underlying security according to its conversion privilege). When a convertible security’s investment value is greater than its conversion value, its price will primarily reflect its investment value. In this scenario, price will probably be most affected by interest rate changes, increasing when interest rates fall and decreasing when interest rates rise, similar to a fixed income security. Additionally, the credit standing of the issuer and other factors also may have an effect on the convertible security’s value. Conversely, when the conversion value approaches or exceeds the investment value, the price of the convertible security will rise above its investment value. The higher the convertible security’s price relative to its investment value, the more direct the relationship between the changes in its price and changes in the price of the underlying equity security.

     A convertible security’s price will typically provide a premium over the conversion value. This represents the additional price investors are willing to pay for a security that offers income, ranks ahead of common stock in a company’s capital structure and also has the possibility of capital appreciation due to the conversion privilege. Because a convertible security has fixed interest or dividend payments, when the underlying stock declines, the convertible security’s price is increasingly determined by its yield. For this reason, the convertible security may not decline as much as the underlying common stock. The extent of the price decline will also depend on the amount of the premium over its conversion value.

     Common stock acquired upon conversion of a convertible security will generally be held for as long as the investment manager anticipates such stock will provide a Fund with opportunities that are consistent with its investment objectives and policies.

     A Fund may invest in convertible debentures without regard to rating categories. Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investing in investment grade convertible debentures. Under rating-agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions.

     A Fund may have difficulty disposing of such lower rated convertible debentures because the trading market for such securities may be thinner than the market for higher rated convertible debentures. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated securities. The lack of a liquid secondary market, as well as adverse publicity with respect to these securities, may have an adverse impact on market price and a Fund’s ability to dispose of particular issues in response to a specific economic event such as deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market quotations for purposes of pricing the Fund’s portfolio and calculating its net asset value (“NAV”). The market behavior of convertible securities in lower rating categories is often more volatile than that of higher quality securities. Lower quality convertible securities are judged by Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Financial Services LLC (“S&P”) to have speculative elements or characteristics; their future cannot be considered as well assured, and their earnings and asset protection may be moderate or poor in comparison to investment grade securities.

     In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely payments. The market values of securities rated below investment grade tend to be more sensitive to company-specific developments and changes in economic conditions than higher rated securities. Issuers of these securities are often highly leveraged so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. In addition, such issuers may not have more traditional methods of financing available to them, and therefore may be unable to repay debt at maturity by refinancing.

     A Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock (“PERCS”), which provide an investor with the opportunity to earn higher dividend income than is available on a company’s common stock. A PERCS is a preferred stock that generally features a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert to common stock of the issuer (PERCS are generally not convertible to cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer’s common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer’s common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer’s common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

     A Fund also may invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three- to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they automatically convert to either cash or a specified number of shares of common stock. An investment in such securities may involve additional risks. Unlike conventional convertible securities, enhanced convertible securities do not usually have a fixed maturity (par) value. Rather, such securities generally provide only for a mandatory conversion to cash or common stock. As a result, a Fund risks loss of principal if the cash received, or the price of the underlying common stock at the time of conversion, is less than the price paid for the enhanced convertible security. Such securities may be more or less liquid than conventional convertible securities or non-convertible debt securities.

     A “synthetic” convertible security may be created by combining separate securities that possess the two principal characteristics of a traditional convertible security, i.e., an income-producing security (“income-producing component” and the right to acquire an equity security (“convertible component”). The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments, which may be represented by derivative instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the “market value” of a synthetic convertible security is the sum of the values of its income-producing component and its convertible component. For this reason, the values of a synthetic convertible security and a traditional convertible security may respond differently to market fluctuations.

     More flexibility is possible in the assembly of a synthetic convertible security than in the purchase of a convertible security. Although synthetic convertible securities may be selected where the two components are issued by a single issuer, thus making the synthetic convertible security similar to the traditional convertible security, the character of a synthetic convertible security allows the combination of components representing distinct issuers, when it is believed that such a combination may better achieve a Fund’s investment objective. A synthetic convertible security also is a more flexible investment in that its two components may be purchased separately. For example, a Fund may purchase a warrant for inclusion in a synthetic convertible security but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions.

     A holder of a synthetic convertible security faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the security or instrument, such as a call option or warrant, purchased to create the synthetic convertible security. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible security includes the income-producing component as well, the holder of a synthetic convertible security also faces the risk that interest rates will rise, causing a decline in the value of the income-producing component.

     A Fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issues the convertible note, rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment, and the Fund in turn assumes credit risk associated with the convertible note.

Corporate Reorganizations
     A Fund may invest in securities for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation or reorganization proposal has been announced if, in the judgment of the investment adviser, it is consistent with the Fund’s investment objective and policies. The primary risk of such investments is that if the contemplated transaction is abandoned, revised, delayed or becomes subject to unanticipated uncertainties, the market price of the securities may decline below the purchase price paid by the Fund.

     In general, securities that are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or proposal. However, the increased market price of such securities may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets or cash to be received by shareholders of the prospective company as a result of the contemplated transaction; or fails adequately to recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the investment adviser, which must appraise not only the value of the issuer and its component businesses, but also the financial resources and business motivation of the offeror as well as the dynamics of the business climate when the offer or proposal is in process.

Credit Default Swaps
     Each Fund may enter into credit default swap (“CDS”) contracts to the extent consistent with its investment objectives and strategies. A CDS contract is a risk-transfer instrument (in the form of a derivative security) through which one party (the “purchaser of protection”) transfers to another party (the “seller of protection”) the financial risk of a Credit Event (as defined below), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic premium. In the most general sense, the benefit for the purchaser of protection is that, if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of protection of the reference security or securities. The benefit for the seller of protection is the premium income it receives. A Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of its holdings (i.e., to reduce risk when the Fund owns or has exposure to such securities). A Fund also might use CDS contracts to create or vary exposure to securities or markets.

     CDS transactions may involve general market, illiquidity, counterparty and credit risks. CDS prices may also be subject to rapid movements in response to news and events affecting the underlying securities. As the purchaser or seller of protection, a Fund may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

     Where a Fund is a purchaser of protection, it will designate on its books and records cash or liquid securities sufficient to cover its premium payments under the CDS. To the extent that the Fund, as a purchaser of protection, may be required in the event of a credit default to deliver to the counterparty (1) the reference security (or basket of securities), (2) a security (or basket of securities) deemed to be the equivalent of the reference security (or basket of securities), or (3) the negotiated monetary value of the obligation, the Fund will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the CDS or, where the Fund does not own the reference security (or basket of securities), the Fund will designate on its books and records cash or liquid securities sufficient to satisfy the potential obligation. To the extent that the Fund, as a seller of protection, may be required in the event of a credit default to deliver to the counterparty some or all of the notional amount of the CDS, it will designate on its books and records cash or liquid securities sufficient to cover the obligation. Whether a credit default swap requires the Fund to cash settle its obligations or to net its obligations (i.e., to offset its obligations against the obligations of the counterparty), the Fund will designate on its books and records cash or liquid securities sufficient to cover its obligations under the credit default swap. All cash and liquid securities designated by the Fund to cover its obligations under CDSs will be marked to market daily to cover these obligations.

     As the seller of protection in a CDS contract, a Fund would be required to pay the par (or other agreed-upon) value of a reference security (or basket of securities) to the counterparty in the event of a default, bankruptcy, failure to pay, obligation acceleration, modified restructuring or agreed upon event (each of these events is a “Credit Event”). If a Credit Event occurs, the Fund generally would receive the security or securities to which the Credit Event relates in return for the payment to the purchaser of the par value. Provided that no Credit Event occurs, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the CDS contract, the Fund would have no delivery requirement or payment obligation to the purchaser of protection. As the seller of protection, a Fund would have credit exposure to the reference security (or basket of securities). A Fund will not sell protection in a CDS contract if it cannot otherwise hold the security (or basket of securities).

     As the purchaser of protection in a CDS contract, a Fund would pay a premium to the seller of protection. In return, the Fund would be protected by the seller of protection from a Credit Event on the reference security (or basket of securities). A risk in this type of transaction is that the seller of protection may fail to satisfy its payment obligations to the Fund if a Credit Event should occur. This risk is known as counterparty risk and is described in further detail below.

     If the purchaser of protection does not own the reference security (or basket of securities), the purchaser of protection may be required to purchase the reference security (or basket of securities) in the case of a Credit Event on the reference security (or basket of securities). If the purchaser of protection cannot obtain the security (or basket of securities), it may be obligated to deliver a security (or basket of securities) that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually negotiated. The term of a CDS contract, assuming no Credit Event occurs, is typically between two and five years. CDS contracts may be unwound through negotiation with the counterparty. Additionally, a CDS contract may be assigned to a third party. In either case, the unwinding or assignment involves the payment or receipt of a separate payment by a Fund to terminate the CDS contract.

     A significant risk in CDS transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default by a counterparty who is a purchaser of protection, a Fund’s potential loss is the agreed upon periodic stream of payments from the purchaser of protection. If there is a default by a counterparty that is a seller of protection, a Fund’s potential loss is the failure to receive the par value or other agreed upon value from the seller of protection if a Credit Event should occur. CDS contracts do not involve the delivery of collateral to support each party’s obligations; therefore, a Fund will only have contractual remedies against the counterparty pursuant to the CDS agreement. As with any contractual remedy, there is no guarantee that a Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency. A Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it.

Custodial Receipts
     A Fund may acquire U.S. government securities and their unmatured interest coupons that have been separated (“stripped”) by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”). TIGRs and CATS are interests in private proprietary accounts while TRs and Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are interests in accounts sponsored by the U.S. Treasury. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Purchasers of the stripped securities generally are treated as the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes.

Depositary Receipts
     A Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American, European, and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively, and collectively, “Depositary Receipts”). Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. “Sponsored” Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas “unsponsored” Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt.

     ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and GDRs traded in the over-the-counter market that do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to a Fund’s limitation with respect to such securities. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

Equity Securities
     Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, rights, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the NAV of the Fund to fluctuate.

Eurodollar Instruments
     A Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon that are linked to the London Interbank Offered Rate (“LIBOR”), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Exchange Traded Funds
     Exchange traded funds (“ETFs”) are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. market or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Foreign Securities
     Investing in securities of foreign issuers involves certain considerations, including those described in the Prospectus, which are not typically associated with investing in securities of U.S. issuers. In determining whether companies or securities are U.S. or foreign, among other factors, we will examine: the sources of a company’s income, the company’s principal office and branch locations; the company’s domicile; the location of the company’s assets; the currency denomination of the security; and the registration of the company or security. For example, Yankee Bonds are fixed income securities that trade in the U.S., are dollar-denominated and may be registered in the U.S. However, such securities are issued by foreign issuers and are therefore usually considered foreign securities for purposes of determining compliance with investor limitations and will subject the portfolio generally to the risks associated with foreign securities.

     Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange control (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments, which could affect investments in securities of issuers in those nations.

     In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the U.S. and this information tends to be of lesser quality. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In particular, the assets and profits appearing on the financial statements of a developing or emerging country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. Also, for an issuer that keeps accounting records in local currency, inflation accounting rules may require for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency or constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

     Further, a Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the U.S., are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S., and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the U.S.

     Compared to the U.S. and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. These restrictions may take the form of prior governmental approval, limits on the amount or type of securities held by foreigners, limits on the types of companies in which foreigners may invest and prohibitions on foreign investments in issuers or industries deemed sensitive to national interests. Additional restrictions may be imposed at any time by these or other countries in which a Fund invests. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Although these restrictions may in the future make it undesirable to invest in emerging countries, the investment advisors for the Funds do not believe that any current repatriation restrictions would affect their decision to invest in such countries. Countries such as those in which a Fund may invest have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors that may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government’s policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

     Because the securities of foreign issuers are frequently denominated in foreign currencies, and because a Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, a Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of certain of the Funds permit them to enter into forward foreign currency exchange contracts and various related currency transactions in order to hedge the Funds’ holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

     European Union Market Risks. The European Union (“EU”) is an intergovernmental and supranational organization comprised of most Western European countries and an increasing number of Eastern European countries (each such country, a “Member State”). The EU aims to establish and administer a single market among Member States—consisting of a common trade policy and a single currency—and Member States established the European Economic and Monetary Union (“EMU”) in pursuit of this goal. The EMU sets forth certain policies intended to increase economic coordination and monetary cooperation. Many Member States have adopted the EMU’s euro as their currency and other Member States are generally expected to adopt the euro in the future. When a Member State adopts the euro as its currency, the Member State cedes its authority to control monetary policy to the European Central Bank.

     Member States, however, face a number of challenges, including, but not limited to: tight fiscal and monetary controls, complications that result from adjustment to a new currency, the absence of exchange rate flexibility, and the loss of economic sovereignty. Unemployment in some European countries has been historically higher than in the United States, potentially exposing investors to political risk. Any or all of these challenges may affect the value of a Fund’s investments to the extent it invests in EU markets.

     In addition, changes to the value of the euro against the U.S. dollar could also affect the value of a Fund. Investing in euro-denominated securities, or securities denominated in other European currencies, entails risk of exposure to a currency that may not fully reflect the strengths and weaknesses of the disparate European economies. It is possible that the euro could be abandoned in the future by those countries that have adopted it and the effects of such abandonment on individual countries and the EMU as a whole are uncertain, but could be negative. Any strength in the exchange rate between the euro and the U.S. dollar can have a positive or negative effect upon valuation, and thus upon profits.

     The recent global economic crisis also increases uncertainty surrounding Europe-linked investments. The crisis triggered recessions among many European countries and weakened the countries’ banking and financial sectors. Several smaller European economies in which a Fund may invest were brought to the brink of bankruptcy. In addition, the crisis worsened public deficits across Europe, and some European countries, including Greece, Ireland, Italy, Portugal, and Spain, in which a Fund may invest may be dependent on assistance from other governments or organizations. Such assistance may be subject to a country’s successful implementation of certain reforms. An insufficient level of assistance (whether triggered by a failure to implement reforms or by any other factor) could cause a deep economic downturn and affect the value of a Fund’s investments.

     For some countries, the ability to repay their debt is in question, and the possibility of default is real, which could affect their ability to borrow in the future. A default or debt restructuring of any European country would adversely impact holders of that country’s debt, and sellers of credit default swaps linked to that country’s creditworthiness, which may be located outside the country defaulting or restructuring. Furthermore, there is the fear of contagion that could occur if one country defaults on its debt, and that a default in one country could trigger declines and cause other countries in the region to default as well.

     Certain of the larger European economies have shown limited signs of recovery from this recent crisis; however, significant risks still threaten the potential recovery, such as high official debts and deficits, aging populations, over-regulation of non-financial businesses, and doubts about the sustainability of the EMU. In response to the crisis, many countries instituted measures to temporarily increase liquidity. These countries will need to make certain economic and political decisions in order to restore sustainable economic growth and fiscal policy. While many initiatives have been instituted to strengthen regulation and supervision of financial markets in the EU, greater regulation is expected in the near future.

     The EU currently faces major issues involving its membership, structure, procedures, and policies, including: the adoption, abandonment, or adjustment of the new constitutional treaty; the EU’s expansion to the south and east; and resolution of the EU’s fiscal and democratic accountability problems. As Member States unify their economic and monetary policies, movements in European markets will lose the benefit of diversification within the region. One or more Member States might exit the EU, placing its currency and banking system in jeopardy. In connection with these uncertainties, currencies have become more volatile, subjecting a Fund’s investments to additional risks.

Foreign Currency Transactions
     A Fund may purchase or sell currencies and/or engage in forward foreign currency transactions (i.e., contracts to exchange one currency for another on some future date at a specified exchange rate) in order to expedite settlement of portfolio transactions in connection with its investment in foreign securities and to minimize currency value fluctuations. Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A Fund will account for forward contracts by marking to market each day at daily exchange rates.

     When a Fund enters into a forward contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of that Fund’s assets denominated in such foreign currency, the Fund will cover such contract by maintaining liquid portfolio securities in an amount not less than the value of that Fund’s total assets committed to the consummation of such contract. To the extent a Fund is not able to cover its forward positions with underlying portfolio securities, the Fund’s custodian bank or subcustodian will place cash or liquid high grade debt securities in a separate account of the Fund in an amount not less than the value of such Fund’s total assets committed to the consummation of such forward contracts. If the additional cash or securities placed in the separate account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contracts.

     Futures, swaps, and options on forward contracts may be used to “hedge” a Fund’s exposure to potentially unfavorable currency changes. In certain circumstances, a “proxy currency” may be substituted for the currency in which the investment is denominated, a strategy known as “proxy hedging.” If a Fund were to engage in any of these foreign currency transactions, they would be primarily to protect the Fund’s foreign securities from adverse currency movements relative to the dollar. Such transactions involve the risk that anticipated currency movements will not occur, which could reduce a Fund’s total return. There are certain markets, including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Forward Contracts
     A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. A Fund may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

     A Fund will cover outstanding forward contracts by maintaining liquid portfolio securities in an amount not less than the value of that Fund’s total assets committed to the consummation of such contracts. To the extent that a Fund is not able to cover its forward positions with underlying portfolio securities, the Fund’s custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Fund’s commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund’s commitments with respect to such contracts.

Futures Contracts and Options
     Futures Contracts. A Fund may enter into futures contracts relating to securities, securities indices, interest rates and currencies. (Unless otherwise specified, interest rate futures contracts, securities and securities index futures contracts and foreign currency futures contracts are collectively referred to as “futures contracts.”) Futures, a type of potentially high-risk derivative, are often used to manage or hedge risk because they enable the investor to buy or sell an asset in the future at an agreed-upon price. Futures contracts may be bought or sold for any number of reasons, including: to manage a Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting a Fund’s overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. Futures contracts may not always be successful hedges; their prices can be highly volatile; using them could lower a Fund’s total return; and the potential loss from the use of futures can exceed a Fund’s initial investment in such contracts.

     Purchases or sales of stock or bond index futures contracts are used for hedging purposes to attempt to protect a Fund’s current or intended investments from broad fluctuations in stock or bond prices. For example, a Fund may sell stock or bond index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund’s securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock or bond index futures contracts will be closed out.

     Interest rate futures contracts are purchased or sold for hedging purposes to attempt to protect against the effects of interest rate changes on a Fund’s current or intended investments in fixed income securities. For example, if a Fund owned long-term bonds and interest rates were expected to increase, that Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling some of the long-term bonds in that Fund’s portfolio. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Fund to hedge its interest rate risk without having to sell its portfolio securities. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Fund’s interest rate futures contracts would be expected to increase at approximately the same rate, thereby keeping the NAV of that Fund from declining as much as it otherwise would have. On the other hand, if interest rates were expected to decline, interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Because the fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, a Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Fund’s cash reserve could then be used to buy long-term bonds on the cash market.

     A Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, when that Fund holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund’s loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

     Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position, which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

     A Fund also may engage in currency “cross hedging” when, in the opinion of the investment adviser, the historical relationship among foreign currencies suggests that the Fund may achieve protection against fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures contract relating to a currency other than the U.S. dollar or the currency in which the foreign security is denominated. Such “cross hedging” is subject to the same risks as those described above with respect to an unanticipated increase or decline in the value of the subject currency relative to the dollar.

     Lastly, it should be noted that the Trust (on behalf of each Fund) has filed a notice with the National Futures Association claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) pursuant to Rule 4.5 under the Commodity Exchange Act (the “CEA”) with respect to each Fund’s investments in certain derivative instruments that are within the jurisdiction of the Commodity Futures Trading Commission. Accordingly, the Funds’ Manager is not subject to registration or regulation as a CPO. By claiming the exclusion under Rule 4.5, a Fund may only invest in commodity interests (i) with aggregate net notional value of up to 100% of the Fund's net assets, or (ii) for which the aggregate initial margin and premiums on these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) will not exceed 5% of the Fund’s NAV, in each case not counting bona fide hedging transactions. If a Fund exceeds either of these thresholds, it will no longer qualify for the exclusion available under Rule 4.5, which may cause the Manager to have to register as a CPO if a Fund continues to engage in investment activity regulated under the CEA.

     Options on Futures Contracts: A Fund may purchase and write options on the types of futures contracts in which each Fund may invest. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in a Fund’s portfolio. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the put option is higher than the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss, which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, a Fund’s losses from exercised options on futures may, to some extent, be reduced or increased by changes in the value of portfolio securities.

     A Fund may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected marketwide decline or changes in interest or exchange rates, a Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. If the market decline does not occur, the Fund will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Fund will suffer a loss equal to the price of the call, but the securities that the Fund intends to purchase may be less expensive.

     Options on Foreign Currencies: A Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

     Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movement in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options, which would require the Fund to forego a portion or all of the benefits of advantageous changes in such rates.

     A Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign-currency-denominated securities due to adverse fluctuations in exchange rates, the Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against the anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency that, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased costs up to the value of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss, which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefit that might otherwise have been obtained from favorable movements in exchange rates.

     A Fund also may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is “covered” if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund’s custodian bank) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held is (a) equal to less than the exercise price of the call written, or (b) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. government securities or other high grade liquid debt securities in a segregated account with its custodian bank.

      With respect to writing put options, at the time the put is written, a Fund will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high grade liquid debt securities in an amount equal in value to the amount the Fund will be required to pay upon exercise of the put. The account will be maintained until the put is exercised, has expired, or the Fund has purchased a closing put of the same series as the one previously written.

     Options: Options, a type of potentially high-risk derivative, give the investor the right (where the investor purchases the option), or the obligation (where the investor “writes” or sells the option), to buy or sell an asset at a predetermined price in the future. Options contracts may be bought or sold for any number of reasons, including: to manage a Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting a Fund’s overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. Call or put options may be purchased or sold on securities, financial indices, and foreign currencies. Options may not always be successful hedges; their prices can be highly volatile; and using them could lower a Fund’s total return.

     To the extent authorized to engage in option transactions, a Fund may invest in options that are exchange listed or traded over-the-counter. Certain over-the-counter options may be illiquid. A Fund will enter into an option position only if there appears to be a liquid market for such options. However, there can be no assurance that a liquid secondary market will be maintained. Thus, it may not be possible to close option positions, which may have an adverse impact on a Fund’s ability to effectively hedge its securities. A Fund will enter into such options only to the extent consistent with its limitations on investments in illiquid securities.

     Covered Call Writing — A Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the investment adviser determines is appropriate in seeking to obtain the Fund’s investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell, the underlying security at the exercise price during the option period. The advantage to a Fund of writing covered calls is that the Fund receives a premium, which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     With respect to such options, a Fund may enter into closing purchase transactions. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

     The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security, and the time remaining until the expiration date.

     A Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security that it might otherwise wish to sell or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be lower than, equal to, or greater than the current market value of the underlying security at the time the option is written.

     Purchasing Put Options — A Fund may purchase put options. A Fund will, at all times during which it holds a put option, own the security covered by such option. A put option purchased by a Fund gives it the right to sell one of its securities for an agreed upon price up to an agreed upon date. A Fund may purchase put options in order to protect against a decline in market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options allows a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. A Fund may sell a put option that it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option that is sold.

     A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

     Purchasing Call Options — A Fund may purchase call options. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

     A Fund may, following the purchase of a call option, liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

     Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund.

     Options on Stock Indices: A Fund may write call options and purchase put options on certain stock indices and enter into closing transactions in connection therewith. A Fund also may sell a put option purchased on stock indices. A Fund also may purchase call options on stock indices and enter into closing transactions in connection therewith.

     Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash “exercise settlement amount” equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

     As with stock options, a Fund may offset positions in a stock index option prior to expiration, by entering into a closing transaction on an exchange, or may let the option expire unexercised.

     A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stocks. Some stock index options are based on a broad market index such as the Standard & Poor’s 500 Index or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor’s 100 Index. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others: Chicago Board Options Exchange, New York Stock Exchange, and American Stock Exchange.

     A Fund’s ability to hedge effectively all or a portion of its securities through transactions in options on a stock index depends on the degree to which price movements in the underlying index correlate with price movements in the Fund’s portfolio securities. Because a Fund’s portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities, which would result in a loss on both such securities and the hedging instrument.

     Positions in stock index options may be closed out only on an exchange that provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund’s ability to effectively hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

     A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

     Writing Covered Puts — A Fund may purchase or sell (write) put options on securities as a means of achieving additional return or of hedging the value of the Fund’s portfolio. A put option is a contract that gives the holder of the option the right to sell to the writer (seller), in return for a premium, the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise, at the exercise price during the option period. A Fund will write only “covered” options. In the case of a put option written (sold) by the Fund, the Fund will maintain in a segregated account cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period.

     Closing Transactions: If a Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. There can be no assurance that either a closing purchase or sale transaction can be effected when a Fund so desires. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. Although a Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option.

     A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund. If a Fund purchases a put option, the loss to the Fund is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold.

Hybrid Instruments
     Hybrid instruments (a type of potentially high-risk derivative) that the Funds may invest in have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter “hybrid instruments”). Generally, a hybrid instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively “underlying assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “benchmarks”). Thus, hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

     Hybrid instruments can be efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate were lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and a Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instruments.

     The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors that are unrelated to the operations or credit quality of the issuer of the hybrid instrument and that may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

     Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

     Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

     Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor and, therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of hybrid instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a Fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty or issuer of the hybrid instrument would be an additional risk factor, which the Fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

     The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the NAV of a Fund.

Illiquid Securities
      A Fund may invest up to 15% of its net assets in illiquid assets. A Fund may invest in (i) securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, and (ii) securities that are sold in transactions between qualified institutional buyers pursuant to Rule 144A under the 1933 Act. Such securities are subject to contractual or legal restrictions on subsequent transfer. As a result of the absence of a public trading market, such restricted securities may in turn be less liquid and more difficult to value than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by a Fund or less than their fair value and, in some instances, it may be difficult to locate any purchaser. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed or Rule 144A securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

     While maintaining oversight, the Board has delegated to each Fund’s investment adviser the day-to-day functions of determining whether or not individual securities are liquid for purposes of the limitations on investments in illiquid assets. Rule 144A securities will be considered illiquid and therefore subject to a Fund’s limit on the purchase of illiquid securities unless the Board or the Fund’s investment adviser determines that the Rule 144A securities are liquid. In determining the liquidity of a security, an investment adviser considers the following factors: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, the mechanics of transfer and whether a security is listed on an electronic network for trading the security). In the case of commercial paper, the investment adviser will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization (“NRSRO”). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

     If the respective investment adviser determines that a security that was previously determined to be liquid is no longer liquid and, as a result, the applicable Fund’s holdings of illiquid securities exceed the Fund’s limit on investment in such securities, the respective investment adviser will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Inverse Floaters
     Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities.

Investment Company Securities
      Each Fund is permitted to invest in other investment companies, including open-end, closed-end, or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation, or other similar transaction. However, a Fund may not operate as a “fund of funds” which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a “fund of funds.” Any investments that a Fund makes in investment companies will involve the Fund’s pro rata payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act’s current limitations, a Fund may not: (i) own more than 3% of the voting stock of another investment company; (ii) invest more than 5% of the Fund’s total assets in the shares of any one investment company; nor (iii) invest more than 10% of the Fund’s total assets in shares of other investment companies. If a Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund’s investments in unregistered investment companies.

Lending of Portfolio Securities
     A Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions. It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: (i) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to a Fund from the borrower; (ii) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; (iii) the Fund must be able to terminate the loan after notice, at any time; (iv) the Fund must receive reasonable interest on any loan, and any dividends, interest, or other distributions on the lent securities, and any increase in the market value of such securities; (v) the Fund may pay reasonable custodian fees in connection with the loan; and (vi) the voting rights on the lent securities may pass to the borrower; however, under certain circumstances the Fund must attempt to enter into an arrangement to exercise voting rights on the loaned securities. The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower could go bankrupt at a time when the value of the security goes up. Therefore, a Fund will only enter into loan arrangements after a review of all pertinent facts by the investment adviser, under the supervision of the Board as applicable, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the investment adviser.

      Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by a Funds’ custodian for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Funds receive a fee from the security lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent, and the borrower. The Funds record securities lending income net of allocations to the security lending agent and the borrower.

Loans and Other Direct Indebtedness
      A Fund may purchase loans and other direct indebtedness. In purchasing a loan, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental or other borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer a Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution that has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as novations, pursuant to which a Fund would assume all of the rights of the lending institution in a loan or as an assignment, pursuant to which a Fund would purchase an assignment of a portion of a lender’s interest in a loan either directly from the lender or through an intermediary.

     A Fund may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

     Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments, which obligate a Fund to pay additional cash on a certain date or on demand. These commitments may require a Fund to increase its investment in a company at a time when that Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high grade debt obligations in an amount sufficient to meet such commitments. A Fund’s ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness that a Fund will purchase, the investment adviser will rely upon its own (and not the original lending institution’s) credit analysis of the borrower. As a Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. In such cases, a Fund will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an “issuer” of the loan for purposes of compliance with applicable law pertaining to the diversification of the Fund’s portfolio investments. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds.

Lower-Rated Debt Securities (“Junk Bonds”) and Securities of Distressed Companies
      High yield, high risk securities are commonly known as “junk bonds.” These securities are rated lower than BBB- by S&P, lower than Baa3 by Moody’s, or similarly rated by another NRSO, or, if unrated, determined by the Manager or the Sub-Advisor to be of comparable quality. Along with securities of distressed companies, junk bonds are often considered to be speculative and involve significantly higher risk of default on the payment of principal and interest or are more likely to experience significant price fluctuation due to changes in the issuer’s creditworthiness. Market prices of these securities may fluctuate more than higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates. Securities of distressed companies include both debt and equity securities. Issuers of lower-rated and distressed company securities may be involved in restructurings or bankruptcy proceedings that may not be successful. Although the market for high yield corporate debt securities and securities of distressed companies has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. See Appendix A—Description of Ratings.

     The market for lower-rated securities and debt securities of distressed companies may be less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. If market quotations are not available, these securities will be valued in accordance with procedures established by the Board, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which numerous external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value its portfolio securities and the Fund’s ability to dispose of these types of securities.

     Since the risk of default is higher for lower-quality securities and debt securities of a distressed company, a portfolio manager’s research and credit analysis is an integral part of managing any securities of this type held by a Fund. In considering investments for a Fund, a portfolio manager will attempt to identify those issuers of high yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. A portfolio manager’s analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer. There can be no assurance that such analysis will prove accurate.

     A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of shareholders.

Master Limited Partnerships
     The Funds may invest in master limited partnerships (“MLPs”). A MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes.

     MLPs may derive income and gains from the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. When investing in an MLP, a Fund intends to purchase publicly traded common units issued to limited partners of the MLP. The general partner of an MLP is typically owned by one or more of the following: a major energy company, an investment fund, or the direct management of the MLP. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

     MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded stock. MLP income is generally not subject to entity-level tax. Instead, an MLP’s income, gain, loss, deductions and other tax items pass through to common unitholders.

     MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner that results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

     MLP common units represent limited partnership interests in the MLP. Common units are listed and traded on U.S. securities exchanges, with their values fluctuating predominantly based on prevailing market conditions and the success of the MLP. To the extent that a Fund invests in MLPs, it intends to purchase common units in market transactions. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP. A Fund intends to invest in MLPs only to an extent and in a manner consistent with the Fund’s qualification as a regulated investment company.

     An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Although common unitholders are generally limited in their liability, similar to a corporation’s shareholders, creditors typically have the right to seek the return of distributions made to such unitholders if the liability in question arose before the distribution was paid. This liability may stay attached to the common unitholder even after the units are sold. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.

     Certain diversification and income requirements imposed by the Internal Revenue Code will limit the Funds’ ability to invest in MLP securities. In addition, a Fund’s ability to meet its investment objective may depend in part on the level of taxable income and distributions and dividends received from the MLP securities in which the Fund invests, a factor over which the Fund has no control. The benefit derived from a Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and distributions received by a Fund would be taxed entirely as dividend income.

     As a limited partner in the MLPs in which a Fund invests, the Fund will receive a pro rata share of income, gains, losses and deductions from those MLPs. Historically, a significant portion of income from such MLPs has been offset by tax deductions. A Fund’s shareholders will incur a current tax liability on that portion of an MLP’s income and gains that is not offset by tax deductions and losses. The percentage of an MLP’s income and gains that is offset by tax deductions and losses will fluctuate over time for various reasons.

Money Market Instruments
     A Fund may, from time to time, invest all or part of its available assets in money market instruments maturing in one year or less. The types of instruments that a Fund may purchase are described below:

     1. U.S. government Securities — Securities issued or guaranteed by the U.S. government, including Treasury Bills, Notes and bonds.

     2. U.S. government Agency Securities — Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government whether supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality.

     3. Bank Obligations — Certificates of deposit, bankers’ acceptances and other short-term obligations of U.S. commercial banks and their overseas branches and foreign banks of comparable quality, provided each such bank combined with its branches has total assets of at least one billion dollars, and certificates and issues of domestic savings and loan associations of one billion dollars in assets whose deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”). Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. In particular, a foreign country could impose exchange controls that might delay the release of proceeds from that country. Such deposits are not covered by the FDIC. Because of conflicting laws and regulations, an issuing bank could maintain that liability for an investment is solely that of the overseas branch and that could expose a Fund to a greater risk of loss. A Fund will buy short-term instruments only in nations where these risks are minimal. A Fund will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will acquire only those that, in the opinion of the investment adviser, are of an investment quality comparable to other debt securities bought by the Fund.

     4. Commercial Paper — A Fund may invest in short-term promissory notes issued by corporations that, at the time of purchase, are rated A-2 or better by S&P or P-2 or better by Moody’s or that have received comparable ratings from a NRSRO approved by the Board or, if not rated, are issued or guaranteed by a corporation with outstanding debt rated AA or better by S&P or Aa or better by Moody’s.

     5. Short-term Corporate Debt — A Fund may invest in corporate notes, bonds and debentures that, at the time of purchase are rated AA or better by S&P or Aa or better by Moody’s or that have received comparable ratings from a NRSRO approved by the Board, provided such securities have one year or less remaining to maturity. Such securities generally have greater liquidity and are subject to considerably less market fluctuation than longer issues.

     The ratings of S&P, Moody’s and other rating services represent their opinions as to the quality of the money market instruments that they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but a Fund will further evaluate these securities. See “Appendix A--Description of Ratings” in this Part B.

Mortgage-Backed Securities
      A Fund may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or government-sponsored corporations or those issued by certain private, non-government corporations, such as financial institutions. Those securities include, but are not limited to, certificates issued by the Government National Mortgage Association (“Ginnie Mae”). Such securities differ from other fixed income securities in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity. When prevailing interest rates rise, the value of a Ginnie Mae security may decrease as do other debt securities. When prevailing interest rates decline, however, the value of Ginnie Mae securities may not rise on a comparable basis with other debt securities because of the prepayment feature of Ginnie Mae securities. Additionally, if a Ginnie Mae certificate is purchased at a premium above its principal value because its fixed rate of interest exceeds the prevailing level of yields, the decline in price to par may result in a loss of the premium in the event of prepayment. Funds received from prepayments may be reinvested at prevailing interest rates, which may be lower than the rate of interest that had previously been earned.

      The Federal National Mortgage Association (“Fannie Mae”), a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. Fannie Mae guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government. The Federal Home Loan Mortgage Corporation (“FHLMC”), a corporate instrumentality of the U.S. government, issues participation certificates that represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government.

      As is the case with Ginnie Mae certificates, the actual maturity of and realized yield on particular Fannie Mae and FHLMC pass-through securities will vary, based on the prepayments of the underlying pool of mortgages, and cannot be predicted.

      In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration (“FHFA”) announced that Fannie Mae and FHLMC would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on these companies’ debt and equity securities is unclear.

     A Fund also may invest in collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders and collateralized by a pool of mortgages held under an indenture. CMOs are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Prepayment may shorten the stated maturity of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating interest rates and others may be stripped (securities that provide only the principal or interest feature of the underlying security). REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

     CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. A Fund may invest in CMOs and REMICs issued by private entities, which are not collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, so called non agency mortgage backed securities. Investments in these securities generally may be made only if the securities (i) are rated at the time of purchase in the four top rating categories by a NRSRO, or, if unrated, determined by the investment adviser to be of comparable quality (e.g., BBB or better by S&P or Baa or better by Moody’s) and (ii) represent interests in whole loan mortgages, multi-family mortgages, commercial mortgages and other mortgage collateral supported by a first mortgage lien on real estate. Non agency mortgage backed securities are subject to the interest rate and prepayment risks, described above, to which other CMOs and REMICs issued by private issuers are subject. Non agency mortgage backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. government. In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than for other CMOs and REMICs.

     A Fund also may invest in CMO residuals, which are mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only class of stripped mortgage-backed securities (“SMBS”), as described below. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. In certain circumstances, a Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

     A Fund also may invest in SMBS, which are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the securities are in one of the highest rating categories.

     Although SMBS are purchased and sold by institutional investors through several investment-banking firms acting as brokers or dealers, these securities were developed fairly recently. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed “illiquid” and subject to a Fund’s limitations on investment in illiquid securities.

     Although the market for the foregoing securities has become increasingly liquid over the past few years, currently, the market for such securities is experiencing a period of extreme volatility, which has negatively impacted market liquidity positions. Initially, the market participants’ concerns were focused on the subprime segment of the mortgage-backed securities market. However, these concerns have since expanded to include a broad range of mortgaged-backed and asset-backed securities, as well as other fixed income securities. These securities are more difficult to value and may be hard to sell. In addition, in general, securities issued by certain private organizations may not be readily marketable.

Municipal Securities
     Municipal securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as “private activity bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, governmentally owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds and bonds used for certain organizations exempt from federal income taxation. Certain debt obligations known as “industrial development bonds” under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to finance the construction, improvement, equipment or repair of privately operated industrial, distribution, research, or commercial facilities may also be municipal securities, but the size of such issues is limited under current and prior federal tax law.

     Information about the financial condition of issuers of municipal securities may be less available than about corporations with a class of securities registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”).

Preferred Stock
     Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of a company’s common stock, and thus also represent an ownership interest in that company.

     Preferred stocks may pay fixed or adjustable rates of return. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Private Placements
     Private placement securities are securities that have not been registered with the SEC and that are usually only sold to large, institutional investors. For various reasons, an issuer may prefer or be required as a practical matter to obtain private financing. Adverse conditions in the public securities markets may preclude a public offering of an issuer’s securities. An issuer often is willing to provide more attractive features in securities issued privately because it has avoided the expense and delay involved in a public offering. Private placements of debt securities have frequently resulted in higher yields and restrictive covenants that provide greater protection for the purchaser, such as longer call or refunding protection than would typically be available with publicly offered securities of the same type. Securities acquired through private placements may also have special features not usually characteristic of similar securities offered to the public, such as contingent interest or warrants for the purchase of the issuer’s stock. See “Illiquid Securities” above.

Real Estate Investment Trusts (“REITs”)
      REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies, REITs are not taxed on income distributed to shareholders provided the REITs comply with several requirements in the Internal Revenue Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and/or to maintain exemptions from the 1940 Act.

     Investments in REITs present certain further risks that are unique and in addition to the risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent on management skills, are not diversified, and are subject to the risks of financing projects. REITs whose underlying assets include long-term healthcare properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the healthcare industry.

     REITs (especially mortgage REITs) are also subject to interest rate risks - when interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than other securities.

Repurchase Agreements
     A Fund may, from time to time, enter into repurchase agreement transactions. Under a repurchase agreement, the purchaser generally acquires ownership of the security but the seller (usually a bank or a securities dealer) agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. A Fund will limit its investment in repurchase agreements to those that its investment adviser, under guidelines established by the Board, as applicable, determines to present minimal credit risks and that are of high quality. In addition, a Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund’s yield under such agreements, which is monitored on a daily basis. Such collateral is held by a custodian in book entry form. Such agreements may be considered loans under the 1940 Act, but a Fund considers repurchase agreements contracts for the purchase and sale of securities, and it seeks to perfect a security interest in the collateral securities so that it has the right to keep and dispose of the underlying collateral in the event of a default. The terms of these agreements are usually from overnight to one week and never exceed one year. A Fund will take custody of the collateral under repurchase agreements.

     Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchase security. Such transactions afford an opportunity for a Fund to invest temporarily available cash. A Fund’s risk is limited to the seller’s ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should such an issuer default, a Fund, barring extraordinary circumstances, will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. A Fund considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. A Fund will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

     The funds for which the Manager or subsidiaries or affiliates thereof serve as investment adviser have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act (“Order”) to allow such funds to jointly invest cash balances. A Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements
      A reverse repurchase agreement is the sale of a security by a Fund and its agreement to repurchase the security at a specified time and price. A Fund will maintain, in a segregated account cash, cash equivalents or U.S. government securities in an amount sufficient to cover its obligations under reverse repurchase agreements with broker/dealers (but no collateral is required on reverse repurchase agreements with banks). If the reverse repurchase agreement lacks a specified repurchase price, a Fund must segregate liquid assets equal to the proceeds received on any sale subject to repurchase plus accrued interest. If the reverse repurchase agreement has a specified repurchase price, the Fund must segregate liquid assets equal to the repurchase price. Under the 1940 Act, reverse repurchase agreements may be considered borrowings by a Fund; accordingly, a Fund will limit its investments in reverse repurchase agreements, together with any other borrowings, to no more than one-third of its total assets. The use of reverse repurchase agreements by a Fund creates leverage, which increases the Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

“Roll” Transactions
      A Fund may engage in “roll” transactions. A “roll” transaction is the sale of securities together with a commitment (for which a Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Under the 1940 Act, these transactions may be considered borrowings by a Fund; accordingly, a Fund will limit its use of these transactions, together with any other borrowings, to no more than one-third of its total assets. A Fund will segregate liquid assets such as cash, U.S. government securities or other high grade debt obligations in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a Fund’s aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the Fund temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should the market value of a Fund’s portfolio securities decline while the Fund is in a leveraged position, greater depreciation of its net assets would likely occur than were the Fund not in such a position. As a Fund’s aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

Short Sales “Against the Box”
     A Fund may engage in short sales “against the box.” This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short that a Fund has the right to obtain, for delivery at a specified date in the future, without the payment of additional cost. In a short sale against the box, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, a Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, generally the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. Because a Fund ordinarily will want to continue to hold securities in its portfolio that are sold short, a Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities or for certain other limited purposes. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

Special Situations
     A Fund may use aggressive investment techniques, including seeking to benefit from “special situations,” such as mergers, reorganizations, or other unusual events expected to affect a particular issuer. There is a risk that the “special situation” might not occur, which could have a negative impact on the price of the issuer’s securities and fail to produce the expected gains or produce a loss for the Fund.

Standby Commitments
     These instruments, which are similar to a put, give a Fund the option to obligate a broker, dealer or bank to repurchase a security held by that Fund at a specified price.

      There is no guarantee that the securities subject to a standby commitment agreement will be issued or, if such securities are issued, the value of the securities on the date of issuance may be more or less than the purchase price. A Fund will limit its investments in standby commitment agreements with remaining terms exceeding seven days pursuant to the limitation on investments in illiquid securities. A Fund will record the purchase of a standby commitment agreement, and will reflect the value of the security in the Fund’s NAV, on the date on which the security can reasonably be expected to be issued.

Structured Products
     The Funds may invest in structured products, including instruments such as credit-linked securities, commodity-linked notes and structured notes, which are potentially high-risk derivatives. Structured products (a type of potentially high-risk derivative) that the Funds may invest in have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depository instrument (hereinafter “structured products”). Generally, a structured product will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption, or retirement is determined by reference to prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles, or commodities (collectively “underlying assets”) or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively “benchmarks”). Thus, structured products may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

     Structured products can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated structured product whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate were lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful, and a Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the structured products.

     The risks of investing in structured products reflect a combination of the risks of investing in securities, options, futures, and currencies. Thus, an investment in a structured product may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular structured product will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmarks or the prices of underlying assets to which the instrument is linked. Such risks generally depend upon factors that are unrelated to the operations or credit quality of the issuer of the structured product and that may not be readily foreseen by the purchaser, such as economic and political events, the supply of and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

     Structured products are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the construction of the particular structured product, changes in a benchmark may be magnified by the terms of the structured product and have an even more dramatic and substantial effect upon the value of the structured product. Also, the prices of the structured product and the benchmark or underlying asset may not move in the same direction or at the same time.

     Structured products may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, structured products may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if “leverage” is used to make up the structured product. Leverage risk occurs when the structured product is organized so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the structured product, thereby magnifying the risk of loss as well as the potential for gain.

     Structured products may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of structured products could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between a Fund and the issuer of the structured product, the creditworthiness of the counterparty or issuer of the structured product would be an additional risk factor which the Fund would have to consider and monitor. Structured products also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

     The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the NAV of a Fund.

     Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

     Credit-Linked Securities. Credit-linked securities are issued by a limited purpose trust or other vehicle that, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain high yield or other fixed income markets. For example, a Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to the high yield markets and/or to remain fully invested when more traditional income-producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests. For instance, the trust may sell one or more credit default swaps, under which the trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive as an investor in the trust. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is expected that the securities will be exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Swaps, Caps, Floors, and Collars
      A Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. It is expected that a Fund will enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. It also is expected that a Fund will use these transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed rate payments with respect to a nominal amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the investment adviser and the Funds believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to their borrowing restrictions. A Fund will not be permitted to enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody’s or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Temporary Defensive Policies
     Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, Optimum Small-Mid Cap Value Fund and Optimum Fixed Income Fund reserve the right to invest without limitation in cash, money market instruments or high quality short-term debt securities, including repurchase agreements, for temporary defensive purposes. Optimum International Fund reserves the right to invest without limitation in U.S. securities, cash, money market instruments or high quality short-term debt securities, including repurchase agreements, for temporary defensive purposes.

Tender Option Bonds
     A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. A Fund’s investment adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

Trade Claims
     The Funds may purchase trade claims and similar obligations or claims against companies in bankruptcy proceedings. Trade claims are non-securitized rights of payment arising from obligations that typically arise when vendors and suppliers extend credit to a company by offering payment terms for products and services. If the company files for bankruptcy, payments on these trade claims stop and the claims are subject to compromise along with the other debts of the company. Trade claims may be purchased directly from the creditor or through brokers. There is no guarantee that a debtor will ever be able to satisfy its trade claim obligations. Trade claims are subject to the risks associated with low-quality obligations.

Trust Preferred Securities
     The Funds may invest in trust preferred securities. Trust preferred securities have the characteristics of both subordinated debt and preferred stock. Generally, trust preferred securities are issued by a trust that is wholly owned by a financial institution or other corporate entity, typically a bank holding company. The financial institution creates the trust and owns the trust’s common securities. The trust uses the sale proceeds of its common securities to purchase subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt. The trust uses the funds received to make dividend payments to the holders of the trust preferred securities. The primary advantage of this structure is that the trust preferred securities are treated by the financial institution as debt securities for tax purposes and as equity for the calculation of capital requirements.

     Trust preferred securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated issuer. Typical characteristics include long-term maturities, early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the financial institution. The market value of trust preferred securities may be more volatile than those of conventional debt securities. Trust preferred securities may be issued in reliance on Rule 144A under the 1933 Act and subject to restrictions on resale. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders, such as a Fund, to sell their holdings. The condition of the financial institution is looked at to identify the risks of the trust preferred securities as the trust typically has no business operations other than to issue the trust preferred securities. If the financial institution defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of its securities, such as a Fund.

Unseasoned Companies
     A Fund may invest in relatively new or unseasoned companies that are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which a Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due to these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

U.S. Government Securities
     The U.S. government securities in which a Fund may invest for temporary purposes and otherwise include a variety of securities that are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities, which have been established or sponsored by the U.S. government.

     U.S. Treasury securities are backed by the “full faith and credit” of the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government. In the case of securities not backed by the full faith and credit of the U.S. government, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. government itself in the event the agency or instrumentality does not meet its commitment. Agencies that are backed by the full faith and credit of the U.S. government include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as Ginnie Mae, are, in effect, backed by the full faith and credit of the U.S. government through provisions in their charters that they may make “indefinite and unlimited” drawings on the Treasury, if needed to service their debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Fannie Mae, are not guaranteed by the U.S. government, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institutions in meeting their debt obligations. Finally, other agencies and instrumentalities, such as the Farm Credit System and the FHLMC, are federally chartered institutions under U.S. government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. government.

     Some of the U.S. government agencies that issue or guarantee securities include the Export-Import Bank of the U.S., Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

     An instrumentality of a U.S. government agency is a government agency organized under federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks and the Fannie Mae.

Variable and Floating-Rate Notes
     Variable rate master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

     A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating-rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating-rate notes purchased by a Fund will be determined by the Fund’s investment adviser under guidelines established by the Board to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, the investment adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating-rate note purchased by a Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of the variable or floating-rate note involved in the event the issuer of the note defaults on its payment obligations, and a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating-rate notes may be secured by bank letters of credit.

Warrants
     Warrants are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that a Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

When-Issued and Delayed-Delivery Securities
     A Fund may purchase securities on a when-issued or delayed-delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. A Fund will maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Zero Coupon and Payment-In-Kind (“PIK”) Bonds
     Zero coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or values. PIK bonds pay interest through the issuance to holders of additional securities. Zero coupon bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to a Fund authorized to invest in them. Investments in zero coupon or PIK bonds would require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, a Fund may be required to sell securities in its portfolio that it otherwise might have continued to hold or to borrow. These rules could affect the amount, timing and tax character of income distributed to you by a Fund.

Special Risks related to Cybersecurity Issues
     As an open-end management investment company, the Trust has delegated its operational activities to third-party service providers, subject to the oversight of the Board. Because the Trust operates its business through third-party service providers, it does not itself have any operational or security systems or infrastructure that is potentially subject to cyber attacks. The third-party service providers that facilitate the Trust’s business activities, including, but not limited to, fund management, custody of Trust assets, fund accounting and financial administration, and transfer agent services, could be sources of operational and informational security risk to the Trust and its shareholders, including from breakdowns or failures of the third-party service providers’ own systems or capacity constraints. A failure or breach of the operational or security systems or infrastructure of the Trust’s third-party service providers could disrupt the Trust’s operations, result in the disclosure or misuse of confidential or proprietary information, and cause losses. Although the Trust and its third-party service providers have business continuity plans and other safeguards in place, the operations of the Trust’s third-party service providers may be adversely affected by significant disruption of the service providers’ operating systems or physical infrastructure that support the Trust and its shareholders.

     The proliferation of new technologies, the use of the Internet and telecommunications technologies to conduct business, as well as the increased sophistication and activities of organized crime, hackers, terrorists, activists, and others, have significantly increased the information security risks to which the Trust’s third-party service providers are subject. The third-party service providers rely on digital technologies, computer and email systems, software, and networks to conduct their business and the business of the Trust. The Trust’s third-party service providers have robust information security procedures; however, their technologies may become the target of cyber attacks or information security breaches that could result in the unauthorized release, gathering, monitoring, misuse, loss or destruction of the Trust’s or its shareholders’ confidential and other information, or otherwise disrupt the business operations of the Trust or its third-party service providers. Although to date the Trust has not experienced any material losses relating to cyber attacks or other information security breaches, there can be no assurance that the Trust or its third-party service providers will not suffer such losses in the future.

Disruptions or failures in the physical infrastructure or operating systems that support the Trust’s third-party service providers, or cyber attacks or security breaches of the networks, systems, or devices that the Trust’s third-party service providers use to service the Trust’s operations, could result in financial losses, the inability of Trust shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The business continuity policies and procedures that the Trust and its third-party service providers have established seek to identify and mitigate the types of risk to which the Trust and its third-party service providers are subject. As with any risk-management system, there are inherent limitations to these business continuity policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     Each Fund has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed. The Trust posts a list of the Funds’ portfolio holdings monthly, with a 30-day lag, on the Funds’ website, optimummutualfunds.com. In addition, on a 10-day lag, we also make available on the website a month-end summary listing of the number of each Fund’s securities, country and asset allocations, and top 10 securities and sectors by percentage of holdings for each Fund. This information is available publicly to any and all shareholders free of charge once posted on the Funds’ website, optimummutualfunds.com, or by calling 800 914-0278.

     Other entities, including institutional investors and intermediaries that distribute the Funds’ shares, are generally treated similarly and are not provided with the Funds’ portfolio holdings in advance of when they are generally available to the public.

     The Funds may, from time to time, provide statistical data derived from publicly available information to third parties, such as shareholders, prospective shareholders, financial intermediaries, consultants, and ratings and ranking organizations.

     Third-party service providers and affiliated persons of the Funds are provided with the Funds’ portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds. In accordance with the policy, third-party service providers who receive nonpublic portfolio holdings information on an ongoing basis are: the Manager’s affiliates (Delaware Management Business Trust, Delaware Service Company, Inc., and the Distributor) and the Funds’ independent registered public accounting firm, custodian, legal counsel, financial printer (DG3), and proxy voting service. These entities are obligated to keep such information confidential.

     Third-party rating and ranking organizations and consultants who have signed agreements (“Non-Disclosure Agreements”) with the Funds or the Manager may receive portfolio holdings information more quickly than the 30 day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Funds’ portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Funds, the Manager nor any affiliate receives any compensation or consideration with respect to these agreements.

     To protect the shareholders’ interest and to avoid conflicts of interest, Non-Disclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Funds’ Chief Compliance Officer prior to such use.

     The Board will be notified of any substantial change to the foregoing procedures. The Board also receives an annual report from the Trust’s Chief Compliance Officer that, among other things, addresses the operation of the Trust’s procedures concerning the disclosure of portfolio holdings information.

MANAGEMENT OF THE TRUST

Officers and Trustees
     The business and affairs of the Trust are managed under the direction of its Board. Certain officers and Trustees of the Trust hold identical positions in each of the funds in the Delaware Investments® family of investment companies (each a “Delaware Investments® Fund” and collectively, the “Delaware Investments® Funds”). As of June 30, 2014, the Trust’s officers and Trustees owned less than 1% of the outstanding shares of each Class of each Fund.

     The Trust’s Trustees and principal officers are noted below along with their birthdates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal.

				Number of	Other
				Portfolios in	Directorships
	Position(s)	Length of		Fund Complex[1]	Held by Trustee
Name, Address and	Held with	Time	Principal Occupation(s)	Overseen by	During the Past
Birthdate	the Trust	Served	During Past Five Years	Trustee	Five Years
Interested Trustees
Daniel H. Arnold[2]	Trustee	September	Chief Financial Officer –	6	None
2005 Market Street		19, 2012 to	LPL Financial LLC
Philadelphia, PA		present	(2012 – Present)
19103			Managing Director –
Dec. 1964			LPL Financial LLC
(2007 – Present)
J. Scott Coleman [2]	Trustee,	June 16,	Executive Vice President,	6	None
2005 Market Street	President	2011 to	Head of Distribution and
Philadelphia, PA	and Chief	present	Marketing, Delaware
19103	Executive		Investments
Oct. 1960	Officer		(2008–Present)
Managing Director for
Investment Consulting
Group — Goldman Sachs
Asset Management
(2001–2008)
Independent Trustees

Robert J. Christian	Trustee and	November	Private Investor	6	Trustee — Fund
2005 Market Street	Chairman	1, 2007	(2006–Present)		Vantage Trust
Philadelphia, PA		to present	Chief Investment Officer		(34 mutual
19103			—		funds) (2007–
Feb. 1949			Wilmington Trust		Present)
Corporation
(1996–2006)
Durant Adams	Trustee	July 17	Managing Partner —	6	None
Hunter		2003 to	Ridgeway Partners
2005 Market Street		present	(Executive Recruiting)
Philadelphia, PA			(2004–Present)
19103
Nov. 1948
Pamela J. Moret	Trustee	October 1,	Chief Executive Officer —	6	Director —
2005 Market Street		2013 to	brightpeak financial		Brotherhood
Philadelphia, PA		present	(2011–Present)		Mutual Insurance
19103			Senior Vice President —		Company (2011–
Feb. 1956			Thrivent Financial for		Present)
Lutherans
(2002-Present)
Stephen P. Mullin	Trustee	July 17,	President —	6	None
2005 Market Street		2003 to	Econsult Solutions, Inc.
Philadelphia, PA		present	(2013–Present)
19103			Senior Vice President —
Feb. 1956			Econsult Corporation
(Economic Consulting)
(2000–2013)
Robert A. Rudell	Trustee	July 13,	Private Investor	6	Director and
2005 Market Street		2003 to	(2002–Present)		Independent
Philadelphia, PA		present			Chairman —
19103					Heartland Funds
Sept. 1948					(3 mutual funds)
(2005–Present)
Jon Socolofsky	Trustee	July 17,	President — H&S	6	None
2005 Market Street		2003	Enterprises of Minecque,
Philadelphia, PA		to present	LLC
19103			(Commercial real estate
March 1946			developer)
(2005-Present)
Private Investor
(2002–Present)

     The following is additional information regarding investment professionals affiliated with the Trust.

				Number of	Other
				Portfolios in	Directorships
	Position(s)	Length of		Fund Complex[1]	Held by Officer
Name, Address and	Held with	Time	Principal Occupation(s)	Overseen by	During the Past
Birthdate	the Trust	Served	During Past Five Years	Officer	Five Years
Officers
David F. Connor	Senior	Senior Vice	Mr. Connor has served	6	None[4]
2005 Market Street	Vice	President	as Deputy General
Philadelphia, PA	President,	since May	Counsel of Delaware
19103	Deputy	2013; Deputy	Investments[3] since
Dec. 1963	General	General	2000.
	Counsel,	Counsel
	and	since
	Secretary	September
2000, and
Secretary
since
October,
2005
David P. O’Connor	Executive	Oct. 25, 2005	Mr. O’Connor has	6	None[4]
2005 Market Street	Vice	to present	served in various
Philadelphia, PA	President,		executive and legal
19103	General		capacities at different
Feb. 1966	Counsel,		times at Delaware
	and Chief		Investments.
Legal
Officer
Richard Salus	Senior	Jan. 1, 2006	Mr. Salus has served in	6	None[4]
2005 Market Street	Vice	to present	various executive
Philadelphia, PA	President		capacities at different
19103	and Chief		times at Delaware
Oct. 1963	Financial		Investments.
Officer
Daniel V. Geatens	Vice	Sept. 20,	Mr. Geatens has served	6	None[4]
2005 Market Street	President	2007 to	in various capacities at
Philadelphia, PA	and	present	different times at
19103	Treasurer		Delaware Investments.
Oct. 1972
[1] The term “Fund Complex” refers to the Trust’s Funds.
[2] “Interested persons” of the Funds by virtue of their executive and management positions or relationships with the Funds’ service providers or sub-service providers.
[3] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Trust’s Manager, principal underwriter, and service agent.
[4] Messrs. Connor, O’Connor, Salus and Geatens also serve in similar capacities for the Delaware Investments® Family of Funds, a fund complex that has the same Manager, principal underwriter, and transfer agent as the Trust.

     The following table shows each Trustee’s ownership of shares of the Funds and of all Delaware Investments® Funds as of Dec. 31, 2013.

Aggregate Dollar Range of Equity Securities in
	Dollar Range of Equity Securities in	All Registered Investment Companies Overseen
Name	the Funds	by Trustee in Family of Investment Companies
J. Scott Coleman	None	None
Daniel H. Arnold	None	None
Optimum Large Cap Growth Fund
More than $100,000
Optimum Large Cap Value Fund
More than $100,000
Optimum Small-Mid Cap Growth
Durant A. Hunter	Fund	More than $100,000
$10,001 - $50,000
Optimum Small-Mid Cap Value Fund
$10,001 - $50,000
Optimum International Fund
$50,001 - $100,000
Optimum Large Cap Growth Fund:
$1 - $10,000
Optimum Large Cap Value Fund:
$1 - $10,000
Optimum Small-Mid Cap Growth:
Fund:
Pamela Moret	$1 - $10,000	$1 - $10,000
Optimum Small-Mid Cap Value
Fund:
$1 - $10,000
Optimum International Fund:
$1 - $10,000
Optimum Fixed Income Fund:
$1 - $10,000
Optimum Large Cap Growth Fund:
$10,001 - $50,000
Optimum Large Cap Value Fund:
Stephen P. Mullin	$10,001 - $50,000	$50,001 - $100,000
Optimum Small-Mid Cap Growth
Fund:
$1 - $10,000

Aggregate Dollar Range of Equity Securities in
	Dollar Range of Equity Securities in	All Registered Investment Companies Overseen
Name	the Funds	by Trustee in Family of Investment Companies
Optimum Small-Mid Cap Value
Fund:
$1 - $10,000
Optimum International Fund:
$1 - $10,000
Optimum Fixed Income Fund:
$10,001 - -$50,000
Optimum Large Cap Growth Fund:
$10,001 - $50,000
Optimum Large Cap Value Fund:
$10,001 - $50,000
Optimum Small-Mid Cap Growth
Fund:
Robert A. Rudell	$10,001 - $50,000	More than $100,000
Optimum Small-Mid Cap Value
Fund:
$10,001 - $50,000
Optimum International Fund:
$10,001 - $50,000
Optimum Fixed Income Fund:
$10,001 - $50,000
Optimum Large Cap Growth Fund:
$10,001 - $50,000
Optimum Large Cap Value Fund:
$10,001 - $50,000
Optimum Small-Mid Cap Growth
Fund:
Jon E. Socolofsky	$1 - $10,000	$50,001 - $100,000
Optimum Small-Mid Cap Value
Fund:
$1 - $10,000
Optimum International Fund:
$1 - $10,000
Robert J. Christian	Optimum Fixed Income Fund:	More than $100,000
$10,001 - $50,000
Optimum International Fund:
$10,001 - $50,000
Optimum Large Cap Growth Fund:
$10,001 - $50,000

Aggregate Dollar Range of Equity Securities in
	Dollar Range of Equity Securities in	All Registered Investment Companies Overseen
Name	the Funds	by Trustee in Family of Investment Companies
Optimum Large Cap Value Fund:
$10,001 - $50,000
Optimum Small Mid Cap Value
Fund:
$10,001 - $50,000
Optimum Small Mid Cap Growth
Fund
$10,001-$50,000

     The following table describes the aggregate compensation for each Trustee entitled to receive compensation, for the fiscal year ended March 31, 2014. Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Trust.

			Total Compensation
	Aggregate	Pension or Retirement	from the Trust and
	Compensation	Benefits Accrued as	Fund Complex paid
Trustee	From the Trust	Part of Trust Expenses	to each Trustee[1]
Nicholas D. Constan[2]	$68,500	None	$68,500
Durant A. Hunter	$69,750	None	$69,750
Stephen P. Mullin	$68,500	None	$68,500
Pamela Moret	$35,000	None	$35,000
Robert A. Rudell	$74,000	None	$74,000
Jon E. Socolofsky	$79,000	None	$79,000
Robert J. Christian	$86,750	None	$86,750

[1] As of Jan. 1, 2014, each independent Trustee receives a total annual retainer fee of $50,000 for serving as a Trustee, plus $5,000 for each full, in-person Board Meeting that an independent Trustee participates in ($2000 per telephonic meeting). Members of the Audit Committee (other than the Chairman) receive additional annual compensation of $8,500. In addition, the chairman of the Audit Committee receives an annual retainer of $13,500. Members of the Nominating Committee (other than the chairman) receive additional annual compensation of $3,000. In addition, the chairman of the Nominating Committee receives an annual retainer of $5,000. The Independent Chairman receives an additional annual retainer of $13,500.

[2] Mr. Constan resigned from the Board effective March 31, 2014.

Board Leadership Structure

     Board Chairman: Mr. Christian, an Independent Trustee, serves as Chairman of the Board. The Chairman, in consultation with Fund management, counsel and the other Trustees, proposes Board agenda topics, actively participates in developing Board meeting agendas, and ensures that appropriate and timely information is provided to the Board in connection with Board meetings. The Chairman also conducts meetings of the Board. The Chairman also generally serves as a liaison between outside Trustees, Fund officers and counsel.

     Chief Executive Officer: Mr. Coleman, who is an Interested Trustee, serves as the Chief Executive Officer of the Trust. The Board believes that having a representative of Fund management as the Trust’s CEO is beneficial to the Trust. Mr. Coleman is a member of the senior management team of Delaware Investments and helps oversee the day-to-day business affairs affecting the Manager and the Funds. Accordingly, his participation in the Board’s deliberations helps assure that the Board’s decisions are informed and appropriate. Mr. Coleman’s presence on the Board ensures that the Board’s decisions are accurately communicated to and implemented by Fund management.

     Size and composition of Board: The Board is currently comprised of eight Trustees. The Trustees believe that the current size of the Board is conducive to Board interaction, dialogue and debate, resulting in an effective decision-making body. The Board is comprised of Trustees with a variety of professional backgrounds. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board.

     Committees: The Board has established committees, each of which focuses on a particular substantive area and provides reports and recommendations to the full Board. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Funds. The committees benefit from the professional expertise of their members. At the same time, membership on a committee enhances the expertise of its members and benefits the overall effectiveness of the Board.

     The Board has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Trust’s Audit Committee consists of the following three Independent Trustees: Jon E. Socolofsky, Chairperson; Robert J. Christian; and Robert A. Rudell. The Audit Committee held 4 meetings during the Trust’s last fiscal year.

     Nominating and Governance Committee: The Nominating and Governance Committee recommends Board members for vacancies and considers the qualifications of Board members. In reaching its determination that an individual should serve or continue to serve as a Trustee of the Trust, the committee considers, in light of the Trust’s business and structure, the individual’s experience, qualifications, attributes and skills (the “Selection Factors”). No one Selection Factor is determinative, but some of the relevant factors that have been considered include: (i) the Trustee’s business and professional experience and accomplishments, including prior experience in the financial services industry or on other boards; (ii) the ability to work effectively and collegially with other people; and (iii) how the Trustee’s background and attributes contribute to the overall mix of skills and experience on the Board as a whole. Information on the business activities of the Trustees during the past five years appears in this SAI, and it is believed that the specific background of each Trustee demonstrates that each Trustee has appropriate Selection Factors to evidence the Trustee’s ability to serve on the Board. In particular, Messrs. Christian, Socolofsky, Rudell, Arnold, Coleman and Ms. Moret have each held senior management positions at major financial services firms, and each of these individuals has had experience dealing with mutual funds and / or asset managers prior to becoming Trustees. Mr. Mullin is an economist who teaches at Drexel University, and he is currently a principal in an economic consulting firm. He also was previously the Finance Director for the City of Philadelphia. Mr. Hunter is an executive recruiter and is currently a partner in an executive search and board services firm. He focuses on investment management. The Nominating and Governance Committee held 4 meetings during the last fiscal year.

     Board role in risk oversight: The Board performs a risk oversight function for the Trust consisting, among other things, of the following activities: (1) receiving and reviewing reports related to the performance and operations of the Funds of the Trust; (2) reviewing, approving, or modifying as applicable, the compliance policies and procedures of the Trust; (3) meeting with portfolio management teams to discuss portfolio performance, including investment risk; (4) addressing security valuation risk in connection with its review of fair valuation decisions made by Fund management pursuant to Board-approved procedures; (5) meeting with representatives of key service providers, including the Manager, the Sub-Advisors, the Distributor, the Transfer Agent, the custodian and the independent public accounting firm of the Trust, to review and discuss the activities of the Funds of the Trust and to provide direction with respect thereto; and (6) engaging the services of the Chief Compliance Officer of the Funds of the Trust to test the compliance procedures of the Trust and its service providers. The Trustees perform this risk oversight function throughout the year in connection with each quarterly Board meeting. In addition, the Audit Committee reviews valuation procedures and results with the Funds’ auditors in connection with such Committee’s review of the results of the audit or each Fund’s year-end financial statements, and meets with the Manager’s internal audit and risk-management personnel on a quarterly basis to review the reports on their examinations of functions and processes affecting the Funds.

     Because risk is inherent in the operation of any business endeavor, and particularly in connection with the making of financial investments, there can be no assurance that the Board’s approach to risk oversight will be able to minimize or even mitigate any particular risk. Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Codes of Ethics
      The Trust, the Manager, and the Distributor have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. Each Sub-Advisor also has adopted a Code of Ethics under Rule 17j-1. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting
      The Board has delegated to the Manager the responsibility for making all proxy voting decisions in relation to the portfolio securities held by the Funds. The Manager has, in turn, delegated to each Sub-Advisor the responsibility to vote proxies with respect to portfolio securities held by the portion of a Fund that such Sub-Advisor advises. The Manager has retained the responsibility to vote proxies with respect to portfolio securities held by the Funds (or portions thereof) that it advises directly. The Manager and each Sub-Advisor have adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which they have discretionary authority. It is possible that one Sub-Advisor on a given Fund may vote differently than another Sub-Advisor on the same Fund in regards to the same proxy issue based on that Sub-Advisor’s proxy voting policies and procedures. Copies of the policies and procedures for the Manager and each Sub-Advisor are included with this Part B. See “Appendix B — Proxy Voting Policies and Procedures.” Information, if any, regarding how the Funds voted proxies relating to their respective portfolio securities during the most recent 12-month period ended June 30 is available without charge: (i) through the Funds’ website at optimummutualfunds.com; and (ii) on the SEC’s website at sec.gov.

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager
      The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to each Fund, subject to the supervision and direction of the Trust’s Board. The Manager also provides investment management services to the Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds. The Manager is registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trust.

     As of March 31, 2014, the Manager and its affiliates were managing in the aggregate in excess of $200 billion in assets in various institutional or separately managed, investment company and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Ltd. (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services.

     DMHI has consented to, and granted a non-exclusive license for, the use by any Fund or by the Trust of the identifying word “Optimum” in the name of any Fund or of the Trust. Such consent is subject to revocation by DMHI in its discretion, if DMHI or a subsidiary or affiliate thereof is not employed as the investment adviser of each Fund of the Trust. As between the Trust and DMHI, DMHI controls the use of the name of the Trust insofar as such name contains the identifying word “Optimum.” DMHI may, from time to time, use the identifying word “Optimum” in other connections and for other purposes, including, without limitation, in the names of other investment companies, corporations or businesses that it may manage, advise, sponsor or own or in which it may have a financial interest. DMHI may require the Trust or any Fund thereof to cease using the identifying word “Optimum” in the name of the Trust or any Fund thereof if the Trust or any Fund thereof ceases to employ DMHI or a subsidiary or affiliate thereof as investment adviser.

     The Investment Management Agreement (the “Agreement”) for the Funds is dated Jan. 4, 2010 and was approved by shareholders on Nov. 12, 2009. Under the Agreement, the Manager has full discretion and responsibility, subject to the overall supervision of the Trust’s Board, to select and contract with one or more investment sub-advisors (“Sub-Advisors”), to manage the investment operations and composition of each Fund, and to render investment advice for each Fund, including the purchase, retention, and disposition of investments, securities and cash contained in each Fund. The Agreement obligates the Manager to implement decisions with respect to the allocation or reallocation of each Fund’s assets among one or more current or additional Sub-Advisors, and to monitor the Sub-Advisors’ compliance with the relevant Fund’s investment objective, policies and restrictions. Under the Agreement, the Trust will bear the expenses of conducting its business. The Trust and the Manager may share facilities in common to each, which may include legal and accounting personnel, with appropriate pro ration of expenses between them. In addition, the Manager pays the salaries of all officers and Trustees of the Trust who are officers, directors or employees of the Manager or its affiliates.

     The Agreement had an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of each Fund, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the Independent Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days’ notice by the Board or by the Manager. The Agreement will terminate automatically in the event of its assignment.

     As compensation for services rendered under the Agreement, the Manager is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of each Fund:

Annual Management Fee Rate
Fund	(as a percentage of average daily net assets)
Optimum Large Cap Growth Fund	0.8000% of assets up to $250 million
0.7875% of assets from $250 million to $300 million
0.7625% of assets from $300 million to $400 million
0.7375% of assets from $400 million to $500 million
0.7250% of assets from $500 million to $1 billion
0.7100% of assets from $1 billion to $1.5 billion
0.7000% of assets over $1.5 billion
Optimum Large Cap Value Fund	0.8000% of assets up to $100 million
0.7375% of assets from $100 million to $250 million
0.7125% of assets from $250 million to $500 million
0.6875% of assets from $500 million to $1 billion
0.6675% of assets from $1 billion to $1.5 billion
0.6475% of assets over $1.5 billion
Optimum Small-Mid Cap Growth Fund	1.1000% of assets
Optimum Small-Mid Cap Value Fund	1.0500% of assets up to $75 million
1.0250% of assets from $75 million to $150 million
1.0000% of assets over $150 million
Optimum International Fund	0.8750% of assets up to $50 million
0.8000% of assets from $50 to $100 million
0.7800% of assets from $100 to $300 million
0.7650% of assets from $300 to $400 million
0.7300% of assets over $400 million
Optimum Fixed Income Fund	0.7000% of assets up to $25 million
0.6500% of assets from $25 million to $100 million
0.6000% of assets from $100 million to $500 million
0.5500% of assets from $500 million to $1 billion
0.5000% of assets over $1 billion to $2.5 billion
0.4750% of assets over $2.5 billion

     Each Fund’s (except Optimum Small-Mid Cap Growth Fund’s) management fee, as a percentage of net assets, declines as assets increase above designated levels.

     The Manager has contracted to waive its investment advisory fees and/or pay Fund expenses (excluding any 12b-1 plan, taxes, acquired fund fees and expenses, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.95%, 1.25%, 1.12%, 1.08%, 1.36%, and 1.35% of the average daily net assets of Optimum Fixed Income Fund, Optimum International Fund, Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, and Optimum Small-Mid Cap Value Fund, respectively, from July 29, 2014 through July 29, 2015. LPL Financial LLC (“LPL”) will make periodic payments to Manager in order to reimburse Manager for approximately half of the amount waived or paid by Manager in order to keep total expenses from exceeding the Fund expense caps noted above. The amount of such payments from LPL to Manager may fluctuate from period to period and may total more or less than fifty percent of the waivers noted in the chart below.

     The investment management fees incurred for the past three fiscal years with respect to each Fund were as follows:

Fund	March 31, 2012	March 31, 2013	March 31, 2014
Optimum Large Cap Growth Fund	$ 5,529,721 earned	$6,131,426 earned	$7,816,365 earned
	$5,307,939 paid	$5,925,433 paid	$7,722,039 paid
	$ 221,782 waived	$205,993 waived	$94,326 waived
Optimum Large Cap Value Fund	$5,003,853 earned	$5,632,349 earned	$7,158,056 earned
	$4,781,227 paid	$5,489,880 paid	$7,079,459 paid
	$222,626 waived	$142,469 waived	$78,597 waived
Optimum Small-	$3,510,050 earned	$3,797,114 earned	$4,513,361earned
Mid Cap Growth	$3,015,684 paid	$3,137,500 paid	$3,711,178 paid
Fund	$494,366 waived	$659,614 waived	$802,183 waived
Optimum Small-	$3,036,632 earned	$3,414,966 earned	$4,070,652 earned
Mid Cap Value	$2,463,605 paid	$2,691,364 paid	$3,432,393 paid
Fund	$573,027 waived	$723,602 waived	$638,259 waived
Optimum International Fund	$2,239,119 earned	$2,627,764 earned	$4,283,482 earned
	$1,984,168 paid	$2,320,342 paid	$4,267,871 paid
	$254,951 waived	$307,422 waived	$15,611 waived
Optimum Fixed Income Fund	$6,407,321 earned	$7,649,618 earned	$8,651,951 earned
	$5,440,243 paid	$6,928,210 paid	$8,220,057 paid
	$967,078 waived	$721,408 waived	$431,894 waived

     Except for those expenses borne by the Manager under the Agreement and the Distributor under the Distribution Agreement, each Fund is responsible for all of its own expenses. Among others, such expenses include the Funds’ proportionate share of certain administrative expenses; investment management fees; transfer agent and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

     The Manager has also entered into a Consulting Services Agreement with LPL to provide research to assist the Manager in evaluating and monitoring Fund performance and the Sub-Advisors and in making recommendations to the Trustees about hiring and changing Sub-Advisors. The Manager is responsible for paying LPL the following consulting fees on each Fund out of the Manager’s assets:

Annual Consulting Fee Rate
Fund	(as a percentage of average daily net assets)
Optimum Large Cap Growth Fund	0.285% of assets up to $250 million
0.280% of assets from $250 million to $300 million
0.270% of assets from $300 million to $400 million
0.260% of assets from $400 million to $500 million
0.250% of assets from $500 million to $1 billion
0.240% of assets from $1 billion to $1.5 billion
0.230% of assets over $1.5 billion
Optimum Large Cap Value Fund	0.285% of assets up to $100 million
0.260% of assets from $100 million to $250 million
0.250% of assets from $250 million to $500 million
0.240% of assets from $500 million to $1 billion
0.230% of assets from $1 billion to $1.5 billion
0.220 of assets over $1.5 billion
Optimum Small-Mid Cap Growth Fund	0.285% of assets
Optimum Small-Mid Cap Value Fund	0.285% of assets up to $75 million
0.280% of assets from $75 million to $150 million
0.270% of assets over $150 million
Optimum International Fund	0.285% of assets up to $50 million
0.260% of assets from $50 to 100 million
0.250% of assets from $100 to 300 million
0.240% of assets from $300 to 400 million
0.230% of assets over $400 million
Optimum Fixed Income Fund	0.285% of assets up to $25 million
0.270% of assets from $25 million to $100 million
0.250% of assets from $100 million to $500 million
0.230% of assets from $500 million to $1 billion
0.210% of assets from $1 billion to $2.5 billion
0.200% of assets over $2.5 billion

The Sub-Advisors
     The Manager has entered into Sub-Advisory Agreements on behalf of each Fund. The Sub-Advisory Agreements obligate T. Rowe Price Associates, Inc. (“T. Rowe Price”), Massachusetts Financial Services Company (“MFS”), Columbia Wanger Asset Management, LLC (“CWAM”), the Delafield Group, a division of Tocqueville Asset Management L.P. (“The Delafield Group of Tocqueville” or “Tocqueville”), The Killen Group, Inc. (“Killen”), EARNEST Partners, LLC (“EARNEST”), Wellington Management Company, LLP (“Wellington Management”), Fred Alger Management, Inc. (“Alger”), Westwood Management Corp. (“Westwood”), BlackRock Advisors, LLC (“BlackRock”), Pacific Investment Management Company LLC (“PIMCO”), and Herndon Capital Management, LLC (“Herndon”) (referred to individually as a “Sub-Advisor” and collectively as the “Sub-Advisors”) to:
(i)	make investment decisions on behalf of their respective Funds;
(ii)	place all orders for the purchase and sale of investments for their respective Funds with brokers or dealers selected by the Manager and/or the Sub-Advisors; and
(iii)	perform certain limited related administrative functions in connection therewith.

     Please see the Prospectus for more information about the Sub-Advisors.

     Pursuant to the terms of the Sub-Advisory Agreements, the investment sub-advisory fees are paid by the Manager to the Sub-Advisors that are not affiliated persons of the Manager as a percentage of the average daily net assets of a given Fund managed by such Sub-Advisor. For the past three fiscal years, the Manager paid the Sub-Advisors the following investment sub-advisory fees (shown on an aggregated basis per Fund):

Fund	March 31,	March 31,	March 31,
	2012	2013	2014
Optimum Large Cap Growth	$3,053,929	$3,396,793	$3,956,052
Fund
Optimum Large Cap Value	$2,249,360	$2,504,697	$3,072,506
Fund
Optimum Small-Mid Cap	$2,393,216	$2,588,941	$3,032,958
Growth Fund
Optimum Small-Mid Cap Value	$1,754,117	$1,960,501	$2,300,766
Fund
Optimum International Fund	$1,111,670	$1,322,542	$2,166,977
Optimum Fixed Income Fund	$1,335,863	$1,654,249	$1,898,984

     The Manager recommends Sub-Advisors for each Fund to the Trustees based upon its continuing quantitative and qualitative evaluation of each Sub-Advisor’s skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the Funds are not associated with any one portfolio manager, and benefit from independent specialists selected from the investment management industry.

     The Sub-Advisors have discretion, subject to oversight by the Trustees and the Manager, to purchase and sell portfolio assets, consistent with their respective Funds’ investment objectives, policies and restrictions and specific investment strategies developed by the Manager.

     Generally, no Sub-Advisor provides any services to any Fund except asset management and related administrative and recordkeeping services. However, a Sub-Advisor or its affiliated broker-dealer may execute portfolio transactions for a Fund and receive brokerage commissions in connection therewith as permitted by Section 17(e) of the 1940 Act.

     The Sub-Advisors also provide investment management and/or sub-advisory services to other mutual funds and may also manage private investment accounts. Although investment decisions for a Fund are made independently from those of other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for a Fund.

Distributor
      The Distributor, Delaware Distributors, L.P. (“Distributor”), located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Trust’s shares under an amended and restated Distribution Agreement dated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Retail Classes under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of DMHI. The Distributor has agreed to use its best efforts to sell shares of the Fund. See the Prospectus for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Board annually reviews fees paid to the Distributor.

     During the Funds’ past three fiscal years, the Distributor received net commissions from each Fund on behalf of its respective Class A shares, after re-allowances to dealers, as follows:

	Fiscal Year Ended 3/31/14
	Total Amount of	Amounts Re-	Net Commission
Fund	Underwriting Commission	allowed to Dealers	to Distributor
Optimum Large Cap Growth Fund	$71,505	$61,557	$9,948
Optimum Large Cap Value Fund	$125,548	$106,859	$18,689
Optimum Small-Mid Cap Growth	$27,490	$23,555	$3,935
Fund
Optimum Small-Mid Cap Value	$18,223	$15,502	$2,721
Fund
Optimum International Fund	$36,869	$31,361	$5,508
Optimum Fixed Income Fund	$145,088	$127,656	$17,432

	Fiscal Year Ended 3/31/13
	Total Amount of	Amounts Re-	Net Commission
Fund	Underwriting Commission	allowed to Dealers	to Distributor
Optimum Large Cap Growth Fund	$83,438	$70,864	$12,574
Optimum Large Cap Value Fund	$84,890	$72,275	$12,615
Optimum Small-Mid Cap Growth	$18,484	$15,838	$2,646
Fund
Optimum Small-Mid Cap Value	$13,284	$11,346	$1,938
Fund
Optimum International Fund	$27,006	$22,924	$4,082
Optimum Fixed Income Fund	$164,706	$143,167	$21,539

	Fiscal Year Ended 3/31/12
	Total Amount of	Amounts Re-	Net Commission
Fund	Underwriting Commission	allowed to Dealers	to Distributor
Optimum Large Cap Growth Fund	$86,115	$73,441	$12,674
Optimum Large Cap Value Fund	$79,189	$67,446	$11,743
Optimum Small-Mid Cap Growth	$13,783	$11,762	$2,021
Fund
Optimum Small-Mid Cap Value	$12,137	$10,325	$1,812
Fund
Optimum International Fund	$27,470	$23,481	$3,989
Optimum Fixed Income Fund	$150,261	$131,278	$18,983

     During the Funds’ past three fiscal years, the Distributor received, in the aggregate, contingent deferred sales charge (“CDSC”) payments with respect to Class B shares of the Funds as follows:

	Fiscal Year	Fiscal Year	Fiscal Year
Fund	Ended 3/31/2012	Ended 3/31/2013	Ended 3/31/2014
Optimum Large Cap Growth Fund	$3,414	$830	$171
Optimum Large Cap Value Fund	$2,951	$776	$148
Optimum Small-Mid Cap Growth	$547	$129	$23
Fund
Optimum Small-Mid Cap Value	$522	$110	$3
Fund
Optimum International Fund	$1,096	$221	$6
Optimum Fixed Income Fund	$1,910	$756	$28

     During the Funds’ past three fiscal years, the Distributor received, in the aggregate, CDSC payments with respect to Class C shares of the Funds as follows:

	Fiscal Year	Fiscal Year	Fiscal Year
Fund	Ended 3/31/2012	Ended 3/31/2013	Ended 3/31/2014
Optimum Large Cap Growth Fund	$8,668	$7,320	$3,501
Optimum Large Cap Value Fund	$8,542	$6,843	$3,352
Optimum Small-Mid Cap Growth	$1,443	$1,191	$573
Fund
Optimum Small-Mid Cap Value	$1,388	$1,167	$572
Fund
Optimum International Fund	$2,922	$2,295	$1,121
Optimum Fixed Income Fund	$16,914	$14,318	$8,943

Fund Accountant
     The Bank of New York Mellon ( “BNY Mellon”), One Wall Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating each Fund’s NAVs and providing financial reporting information, regulatory compliance testing, and other related accounting services. For these services, the Funds pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. Delaware Service Company, Inc. (“DSC”) provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, the Funds pay DSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. The fees payable to BNY Mellon and DSC under the service agreements described above will be allocated among all funds on a relative NAV basis.

     During the past three fiscal years, the Funds paid the following amounts to BNY Mellon for fund accounting and financial administration services:

	Fiscal Year	Fiscal Year	Fiscal Year
Fund	Ended 3/31/12	Ended 3/31/13	Ended 3/31/14
Optimum Large Cap Growth Fund	$249,539	$274,992	$339,720
Optimum Large Cap Value Fund	$237,786	$266,225	$329,839
Optimum Small-Mid Cap Growth	$109,730	$117,390	$133,768
Fund
Optimum Small-Mid Cap Value	$102,483	$114,217	$130,920
Fund
Optimum International Fund	$96,836	$110,825	$182,119
Optimum Fixed Income Fund	$384,820	$464,998	$512,235

     During the past three fiscal years, the Funds paid the following amounts to DSC for fund accounting and financial administration oversight services:

	Fiscal Year	Fiscal Year	Fiscal Year
Fund	Ended 3/31/12	Ended 3/31/13	Ended 3/31/14
Optimum Large Cap Growth Fund	$35,822	$39,447	$57,183
Optimum Large Cap Value Fund	$34,135	$38,188	$54,998
Optimum Small-Mid Cap Growth	$15,752	$16,840	$22,471
Fund
Optimum Small-Mid Cap Value	$14,712	$16,384	$21,962
Fund
Optimum International Fund	$13,901	$16,122	$30,295
Optimum Fixed Income Fund	$55,245	$66,700	$85,309

Administrative and Transfer Agency Services
      DSC, an affiliate of the Manager located at 2005 Market Street, Philadelphia, PA 19103-7094, also provides the Trust with administrative services including: preparation, filing and maintaining governing documents; preparation of materials and reports for the Board; and preparation and filing of registration statements and other regulatory filings. DSC makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For providing these administrative services, each Fund pays DSC the following fee as a percentage of the Fund's average daily net assets (plus out-of-pocket expenses): 0.120% of assets up to $500 million; 0.095% of assets from $500 million to $1 billion; and 0.070% of assets over $1 billion.

     In addition, DSC serves as the shareholder servicing, dividend disbursing, and transfer agent for each Fund. DSC is an affiliate of the Manager and is a subsidiary of DMHI and, therefore, of Macquarie.

     For providing these transfer agency services, the Trust pays DSC a fee at an annual rate of 0.200% of the Trust's total average daily net assets, subject to a minimum fee of $2,000 per class per Fund each month, plus out-of-pocket expenses. DSC will bill, and the Funds will pay, such compensation monthly. Sub-transfer agency fees are passed on to and paid directly by the Funds.

     DSC may also contract to compensate selling dealers for providing certain services to Fund shareholders. These payments are made out of DSC's compensation. In addition to the asset-based fee that LPL receives for services provided as consultant to the Manager, LPL has entered into a sub-service agreement with DSC and DSC pays LPL a fee at an annual rate of 0.18% of average daily net assets in connection with such services.

     BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) provides sub-transfer agency services to the Funds. In connection with these services, BNYMIS administers the overnight investment of cash pending investment in the Funds or payment of redemptions. The proceeds of this investment program are used to offset the Funds’ transfer agency expenses.

Custodian

     BNY Mellon also serves as custodian of each Fund’s securities and cash. As custodian for each Fund, BNY Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities. BNY Mellon also serves as the Funds’ custodian for their investments in foreign securities.

Legal Counsel

     Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

PORTFOLIO MANAGERS

B. Other Accounts Managed

     The following chart lists certain information about types of other accounts for which the portfolio managers are primarily responsible as of March 31, 2014. Any accounts managed in a personal capacity appear under “Other Accounts” along with other accounts managed on a professional basis. The personal account information is current as of the most recent calendar quarter. This disclosure has been provided by the Manager and Sub-Advisor, as applicable.

Optimum Large Cap Growth
Fund:
			No. of Accounts	Total Assets in
			with	Accounts with
	No. of	Total Assets	Performance-	Performance-
	Accounts	Managed	Based Fees	Based Fees
T. Rowe Price
Joseph B. Fath
Registered Investment Companies	11	$51.8 billion	0	$0
Other Pooled Investment Vehicles	1	$3.2 billion	0	$0
Other Accounts	8	$1.6 billion	0	$0
Alger
Patrick Kelly
Registered Investment Companies	6	$8.9 billion	0	$0
Other Pooled Investment Vehicles	3	$698.4 million	1	$10.4 million
Other Accounts	53	$4.3 billion	2	$465.4 million

Optimum Large Cap Value Fund:
			No. of Accounts	Total Assets in
			with	Accounts with
	No. of	Total Assets	Performance-	Performance-
	Accounts	Managed	Based Fees	Based Fees
Herndon
Randall Cain, CFA
Registered Investment Companies	4	$1.1 billion	0	$0
Other Pooled Investment Vehicles	10	$588 million	0	$0
Other Accounts	177	$7.4 billion	4	$504 million
MFS
Steven R. Gorham
Registered Investment Companies	18	$59.6 billion	0	$0
Other Pooled Investment Vehicles	6	$5.4 billion	0	$0
Other Accounts	43	$17.4 billion	0	$0
Nevin P. Chitkara
Registered Investment Companies	19	$59.7 billion	0	$0
Other Pooled Investment Vehicles	6	$5.4 billion	0	$0
Other Accounts	43	$17.4 billion	0	$0

Optimum Small-Mid Cap Growth
Fund:
			No. of Accounts	Total Assets in
			with	Accounts with
	No. of	Total Assets	Performance-	Performance-
	Accounts	Managed	Based Fees	Based Fees
CWAM
Robert A. Chalupnik
Registered Investment Companies	2	$1.0 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	9	$2.0 million	0	$0
Wellington Management
Steven C. Angeli, CFA
Registered Investment Companies	12	$3.8 billion	0	$0
Other Pooled Investment Vehicles	16	$1.5 billion	4	$643.3 million
Other Accounts	22	$2.1 billion	3	$710.6 million

Optimum Small-Mid Cap Value
Fund:
			No. of Accounts	Total Assets in
			with	Accounts with
	No. of	Total Assets	Performance-	Performance-
	Accounts	Managed	Based Fees	Based Fees
Westwood
Tom Lieu
Registered Investment Companies	2	$656.5 million	0	$0
Other Pooled Investment Vehicles	11	$832.4 million	0	$0
Other Accounts	50	$3.1 billion	0	$0
Ragen R. Stienke
Registered Investment Companies	2	$656.5 million	0	$0
Other Pooled Investment Vehicles	6	$602.9 million	0	$0
Other Accounts	41	$2.8 billion	0	$0
Grant Taber
Registered Investment Companies	2	$656.5 million	0	$0
Other Pooled Investment Vehicles	8	$776.9 million	0	$0
Other Accounts	52	$3.1 billion	0	$0
Prashant Inamdar
Registered Investment Companies	2	$656.5 million	0	$0
Other Pooled Investment Vehicles	6	$602.9 million	0	$0
Other Accounts	42	$2.8 billion	0	$0
The Delafield Group of Tocqueville
J. Dennis Delafield
Registered Investment Companies	3	$2.1 billion	0	$0
Other Pooled Investment Vehicles	1	$4.6 million	0	$0
Other Accounts	67	$361.7 million	0	$0
Vincent Sellecchia
Registered Investment Companies	3	$2.1 billion	0	$0
Other Pooled Investment Vehicles	1	$4.6 million	0	$0
Other Accounts	67	$361.7 million	0	$0
Killen
Lee S. Grout
Registered Investment Companies	1	$2.92 billion	0	$0
Other Pooled Investment Vehicles	2	$14.1 million	1	$14.1 million
Other Accounts	136	$200 million	0	$0
Robert E. Killen
Registered Investment Companies	1	$2.92 billion	0	$0
Other Pooled Investment Vehicles	2	$14.1 million	1	$14.1 million
Other Accounts	136	$200 million	0	$0

Optimum International Fund:
			No. of	Total Assets in
			Accounts with	Accounts with
	No. of	Total Assets	Performance-	Performance-
	Accounts	Managed	Based Fees	Based Fees
EARNEST
Paul E. Viera
Registered Investment Companies	15	$4.0 billion	0	$0
Other Pooled Investment Vehicles	28	$2.1 billion	0	$0
Other Accounts	183	$12.6 billion	5	$1.2 billion
BlackRock
Thomas P. Callan
Registered Investment Companies	10	$10.7 billion	0	$0
Other Pooled Investment Vehicles	10	$3.8 billion	1	$98.8 million
Other Accounts	5	$2.4 billion	3	$2.0 billion
Ian Jamieson
Registered Investment Companies	6	$6.0 billion	0	$0
Other Pooled Investment Vehicles	7	$1.4 billion	0	$0
Other Accounts	3	$1.3 billion	1	$898.9 million
Nigel Hart
Registered Investment Companies	6	$6.0 billion	0	$0
Other Pooled Investment Vehicles	7	$1.4 billion	0	$0
Other Accounts	3	$1.3 billion	1	$898.9 million

Optimum Fixed Income Fund:
			No. of Accounts	Total Assets in
			with	Accounts with
	No. of	Total Assets	Performance-	Performance-
	Accounts	Managed	Based Fees	Based Fees
The Manager
Roger Early*
Registered Investment Companies	17	$23.3 billion	0	$0
Other pooled investment vehicles	4	$573.3 million	0	$0
Other accounts	46	$6.2 billion	0	$0
Paul Grillo*
Registered Investment Companies	18	$22.2 billion	0	$0
Other pooled investment vehicles	7	$707.1 million	0	$0
Other accounts	18	$1.4 billion	0	$0
Thomas Chow*
Registered Investment Companies	20	$22.2 billion	0	$0
Other pooled investment vehicles	6	$556.7 million	0	$0
Other accounts	17	$5.1 billion	0	$0
J. David Hillmeyer*
Registered Investment Companies	7	$11.5 billion	0	$0
Other Pooled Investment Vehicles	1	$214.0 million	0	$0
Other Accounts	4	$250.8 million	0	$0
Wen-Dar Chen*
Registered Investment Companies:	3	$9.5 billion	0	$0

Optimum Fixed Income Fund:
			No. of Accounts	Total Assets in
			with	Accounts with
	No. of	Total Assets	Performance-	Performance-
	Accounts	Managed	Based Fees	Based Fees
Other pooled investment vehicles:	1	$214.0 million	0	$0
Other accounts:	5	$235.6 million	0	$0
PIMCO
Saumil H. Parikh
Registered Investment Companies	14	$5.5 billion	0	0.00
Other Pooled Investment Vehicles	17	$3.4 billion	1	$1.0 million
Other Accounts	168	$65.8 billion	9	$6.1 billion

*	Any accounts managed in a personal capacity appear under “Other Accounts” along with other accounts managed on a professional basis. The personal account information is current as of a date as recent as practicable.

C. Description of Potential Material Conflicts of Interest

1. Optimum Large Cap Growth Fund:

T. Rowe Price
      Portfolio managers at T. Rowe Price and its affiliates typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds and common trust funds. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio.

      T. Rowe Price and its affiliates have adopted brokerage and trade allocation policies and procedures which they believe are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients.

Alger
      To seek to ensure that all clients are treated equitably, Alger has adopted policies and procedures that address the allocation of investment opportunities and execution of portfolio transactions, as well as personal trading by its employees. Nevertheless, the portfolio manager is generally responsible for managing several accounts for several clients. In addition to the Fund and other funds advised or sub-advised by Alger, these other accounts may include separate accounts and other investment vehicles. Moreover, the size of these accounts can vary significantly from the size of the Fund. Potential conflicts of interest exist when a portfolio manager has responsibility and makes investment decisions involving such accounts. While investment decisions for accounts are made with consideration of their respective investment objectives and constraints, availability of cash for investment, current holdings and size of investment positions, it is therefore possible that a particular security may be bought or sold for only one account, or in different amounts and at different times for different accounts. To address this conflict, Alger has developed trade allocation policies and procedures designed to avoid action that would result in an intentional improper advantage or disadvantage to any one account managed by Alger. Accordingly, transactions are generally allocated among accounts in a manner believed by Alger to be most equitable to each account, generally using a pro rata allocation methodology. Exceptions to pro rata allocation are made to recognize the investment needs and particular restrictions of each individual account, including but not limited to consideration of issuer concentration, industry exposure, asset class exposure, credit exposure, available cash, desire to eliminate and/or not establish de minimis positions, and to accounts with specialized investment policies and objectives.

     Alger, and the Fund’s portfolio manager, furnish advisory services to numerous clients in addition to the Fund, and Alger may, consistent with applicable law, make investment decisions for other clients (including accounts that have potentially higher fees paid to Alger or in which a portfolio manager has personal investments) that may be the same as or different from those made for the Fund. In addition, Alger and its affiliates, including Fred Alger & Company, Incorporated, may or may not have an interest in the securities whose purchase and sale Alger recommends to the Fund. Actions with respect to securities of the same kind may be the same as or different than the action that Alger or any of its affiliates may take with respect to the same securities.

2. Optimum Large Cap Value Fund:

Herndon
     Herndon seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both a Fund and multiple separate accounts. A portfolio manager makes decisions for each account including the Fund based on the investment objectives, guidelines, directions, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. Consequently, a portfolio manager may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of the securities purchased for the accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund. Herndon has adopted policies and procedures that it believes address the potential conflicts of interest including the allocation of investment opportunities on a fair and equitable basis over time; although there is no assurance that such policies and procedures will adequately address such conflicts. The firm’s Code of Ethics governs personal trading by all employees and contains policies and procedures to ensure that client interests are paramount.

MFS
     MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts and has adopted policies and procedures designed to address such potential conflicts.

     The management of multiple funds and accounts (including proprietary accounts) gives rise to potential conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In certain instances there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. MFS’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries. A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments. Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

     When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In most cases, however, MFS believes that the Fund’s ability to participate in volume transactions will produce better executions for the Fund.

     MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

3. Optimum Small-Mid Cap Growth Fund:

CWAM
     Like other investment professionals with multiple clients, the Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. CWAM has adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

     The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), if any, may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts. Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to CWAM’s Code of Ethics and certain limited exceptions, CWAM’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

     A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies. A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Fund. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Fund and the other accounts the portfolio manager manages.

     A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for the Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of the Fund as well as other accounts, CWAM’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

     “Cross trades,” in which a portfolio manager sells a particular security held by the Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. CWAM has adopted compliance procedures that provide that any transactions between the Fund and another account managed by CWAM are to be made at an independent current market price, consistent with applicable laws and regulations.

     Another potential conflict of interest may arise based on the different investment objectives and strategies of the Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for the Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for the Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Fund.

     The Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which CWAM’s portfolio managers are subject are essentially the same as or similar to the potential conflicts of interest related to the investment management activities of CWAM and its affiliates.

Wellington Management
     Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Fund (“Portfolio Manager”) generally manages accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Portfolio Manager makes investment decisions for each account, including the Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Manager may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Fund.

      The Portfolio Manager or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, the Portfolio Manager may purchase the same security for the Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Fund. Mr. Angeli, CFA, also manages accounts which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Portfolio Manager are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the Portfolio Manager. Finally, the Portfolio Manager may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

     Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

4. Optimum Small-Mid Cap Value Fund:

The Delafield Group of Tocqueville
     As reflected above, the Portfolio Managers may manage other accounts in addition to the Funds. A Portfolio Manager’s management of these other accounts may give rise to potential conflicts of interest. The Advisor has adopted policies and procedures that are designed to identify and minimize the effects of these potential conflicts, however, there can be no guarantee that these policies and procedures will be effective in detecting potential conflicts, or in eliminating the effects of any such conflicts.

     Certain components of the Portfolio Managers’ compensation structure may also give rise to potential conflicts of interest to the extent that a Portfolio Manager may have an incentive to favor or devote more effort in managing accounts that impact, or impact to a larger degree, their overall compensation. As reflected above, each Portfolio Manager’s base remuneration is based on total advisory fees collected each month, in arrears, for those accounts managed by such Portfolio Manager, including the Fund. As a result, since their base remuneration is directly tied to the percentage of the advisory fee charged to the accounts, including the Funds, the Portfolio Managers may have an incentive to favor accounts where the Advisor charges a higher advisory fee and those accounts that have a larger asset base to the disadvantage of other accounts that have a lower advisory fee and those accounts with lower total net assets.

     In addition, as described above, certain Portfolio Managers are paid a discretionary annual bonus and the level of the discretionary annual bonus is determined, in part, based upon the Advisor’s profitability. Such profits are generally derived from the fees the Advisor receives for managing all of its investment management accounts. To the extent that accounts other than the Fund have the potential to generate more profits for the Advisor than the Fund, the Portfolio Managers may have an incentive to favor such other accounts.

     Because Portfolio Managers manage multiple accounts with similar objectives, and thus frequently purchase and sell the same securities for such accounts, certain allocation issues may arise. In particular, if a Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one Fund or account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. In addition, in the event a Portfolio Manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The Advisor has adopted policies and procedures that are designed to manage the risk that an account could be systematically advantaged or disadvantaged in connection with the allocation of investment opportunities and aggregation of trade orders. Nevertheless, there can be no assurance that such policies and procedures will be effective in preventing instances where one account is advantaged or disadvantaged over another.

Killen
     Conflicts of Interest. Killen realizes that as investment advisor it is a fiduciary and owes its clients a duty of undivided loyalty. As a result, Killen has adopted written policies and procedures to deal with the actual or potential conflicts of interest associated with the side by side management of its mutual funds, individually managed accounts and a performance-based private fund. Killen has developed these policies and procedures so that it may reasonably be able to detect, manage and mitigate the effects of actual or potential conflicts of interest in the areas of employee personal trading, managing multiple accounts and allocating investment opportunities. Among other things, these policies and procedures are intended to ensure that trading is conducted in a manner that does not favor the performance-based fee account. Quarterly audits of the trading process are performed and the results are reviewed by the Best Execution Committee.

     Employee Personal Trading. Killen has adopted a Code of Ethics that regulates the personal securities trading of all employees. Employees are required to disclose their personal holdings upon commencement of employment. If the employee maintains a brokerage account, statements and trade confirmations are sent directly from the brokerage firm to Killen’s compliance department. Employees without brokerage accounts must submit quarterly reports on whether or not they engaged in any securities transactions. Also, all employees must submit quarterly statements on any transactions in mutual funds managed by Killen. With the exception of those securities in the S&P 500 Index, employees may not purchase any security held in a client’s account and, if an employee owns a security held in a client’s account, he or she may only sell it during certain black out periods and all securities transactions (excepting those involving securities in the S&P 500 Index) must be pre-cleared.

     Managing Multiple Accounts and Allocating Investment Opportunities. Killen has an Investment Management Committee (the “Committee”) of portfolio managers and analysts that manages all client accounts. The Committee meets regularly to review portfolio holdings and discuss purchase and sale activity. Committee members buy and sell securities for clients as they see fit, guided by the client’s investment objective.

     Killen has adopted policies and procedures for the aggregation of clients’ orders and the allocation of the aggregated trades. Orders are aggregated to promote fairness. Orders may be aggregated only if the trader or portfolio manager determines it is in the best interests of each client participating in the order, it is consistent with Killen’s duty to obtain best execution, and consistent with the terms of the advisory contract of each participating client. The price of the securities purchased or sold in an aggregated order will be at the average share price for all transactions of the clients in that security on a given day. The allocation of securities obtained in an aggregated securities order will be made in accordance with Killen’s trade allocation procedures.

     The Chief Compliance Officer of Killen will review periodically all aggregated trades to ensure that the policies and procedures are being followed and that no client is being systematically disadvantaged by the aggregation procedures. The Chief Operating Officer shall be responsible for ensuring that aggregated trades are allocated to client accounts in accordance with procedures.

Westwood
     Westwood also manages institutional accounts, commingled funds and other mutual funds in several different investment strategies. Westwood’s management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby Westwood could favor one account over another. Another potential conflict could include Westwood’s knowledge about the size, timing and possible market impact of Fund trades, whereby Westwood could use this information to the advantage of other accounts and to the disadvantage of the Fund. In addition, Westwood currently has a limited number of relationships for which it receives performance-based fees. Performance-based fees may give rise to potential conflicts because the potential to receive increased fees from a performance-based fee account creates an incentive to favor one account over another. However, Westwood has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated. Westwood’s trade allocation policy is to aggregate client transactions, including the Fund’s, where possible when it is believed that such aggregation may facilitate Westwood’s duty of best execution. Accounts for which orders are aggregated receive the average price of such transaction. Any transaction costs incurred in the transaction are shared pro rata based on each client’s participation in the transaction. Westwood generally allocates securities among client accounts according to each account’s pre-determined participation in the transaction. Westwood’s policy prohibits any allocation of trades that would favor any proprietary accounts, affiliated accounts, or any particular client(s) or group of clients more over any other account(s). Westwood prohibits late trading, frequent trading and/or market timing in the funds and monitors trades daily to ensure this policy is not violated.

5. Optimum International Fund:

EARNEST
      EARNEST is responsible for managing its share of the Fund in addition to other client accounts which may include, but are not limited to, proprietary accounts, separate accounts and other pooled investment vehicles. EARNEST may manage other client accounts which may have higher fee arrangements than its share of the Fund and/or may also have performance-based fees. Side-by-side management of these other client accounts may create potential conflicts of interest which may relate to, among other things, the allocation of investment opportunities and the aggregation and allocation of transactions.

      EARNEST seeks best execution with respect to all securities transactions and to aggregate and allocate the securities to client accounts in a manner EARNEST believes to be fair and equitable. EARNEST has implemented policies and procedures that it believes are reasonably designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. Specifically, EARNEST manages client accounts to model portfolios that are approved by its investment committee, and aggregates and then allocates securities transactions to client accounts in a manner that EARNEST believes to be fair and equitable.

BlackRock
      BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. It should also be noted that Messrs. Callan, Hart and Jamieson may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Callan, Hart and Jamieson may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

     As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

6. Optimum Fixed Income Fund:

The Manager
     Individual portfolio managers may perform investment management services for other accounts similar to those provided to the Fund and the investment action for each account and the Fund may differ. For example, one account or the Fund may be selling a security, while another account or the Fund may be purchasing or holding the same security. As a result, transactions executed for one account and the Fund may adversely affect the value of securities held by another account. Additionally, the management of multiple accounts and the Fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple accounts and the Fund. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or the Fund. The investment opportunity may be limited, however, so that all accounts and the Fund for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple accounts.

     A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Manager’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

PIMCO
     From time to time, potential and actual conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. Potential and actual conflicts of interest may also arise as a result of PIMCO’s other business activities and PIMCO’s possession of material nonpublic information about an issuer. Other accounts managed by a portfolio manager might have similar investment objectives or strategies as the Fund, track the same index the Fund tracks, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The other accounts might also have different investment objectives or strategies than the Fund.

     Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of the Fund. Because of their positions with the Fund, the portfolio managers know the size, timing and possible market impact of the Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

     Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

     Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

     Conflicts potentially limiting the Fund’s investment opportunities may also arise when the Fund and other PIMCO clients invest in different parts of an issuer’s capital structure, such as when the Fund owns senior debt obligations of an issuer and other clients own junior tranches of the same issuer. In such circumstances, decisions over whether to trigger an event of default, over the terms of any workout, or how to exit an investment may result in conflicts of interest. In order to minimize such conflicts, a portfolio manager may avoid certain investment opportunities that would potentially give rise to conflicts with other PIMCO clients or PIMCO may enact internal procedures designed to minimize such conflicts, which could have the effect of limiting the Fund’s investment opportunities.

     Additionally, if PIMCO acquires material nonpublic confidential information in connection with its business activities for other clients, a portfolio manager may be restricted from purchasing securities or selling securities for the Fund. When making investment decisions where a conflict of interest may arise, PIMCO will endeavor to act in a fair and equitable manner as between the Fund and other clients; however, in certain instances the resolution of the conflict may result in PIMCO acting on behalf of another client in a manner that may not be in the best interest, or may be opposed to the best interest, of the Fund.

     Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Fund and such other accounts on a fair and equitable basis over time.

D. Compensation

     Each portfolio manager’s compensation consists of the following:

1. Optimum Large Cap Growth Fund:

T. Rowe Price
     Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant or restricted stock grant. Compensation is variable and is determined based on the following factors.

     Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and Price Hong Kong, Price Singapore, and T. Rowe Price International, as appropriate), evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad-based index set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee (as described under the “Disclosure of Fund Portfolio Information” section) and are the same as those presented to the directors of the Price Funds in their regular review of fund performance. Performance is primarily measured on a pretax basis though tax efficiency is considered.

     Compensation is viewed with a long-term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed-income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform; working effectively with and mentoring other; and other contributions to our clients, the firm or our culture are important components of T. Rowe Price’s long-term success and are highly valued.

     All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

     The compensation structure is used for all portfolios managed by the portfolio manager.

Alger

     An Alger portfolio manager’s compensation generally consists of salary and an annual bonus. In addition, portfolio managers are eligible for health and retirement benefits available to all Alger employees, including a 401(k) plan sponsored by Alger. A portfolio manager’s base salary is typically a function of the portfolio manager’s experience (with consideration given to type, investment style and size of investment portfolios previously managed), performance of his or her job responsibilities, and financial services industry peer comparisons. Base salary is generally a fixed amount that is subject to an annual review. The annual bonus is variable from year to year, and considers various factors, including:

1.	the firm’s overall financial results and profitability;
2.	the firm’s overall investment management performance;
3.	current year’s and prior years’ pre-tax investment performance (both relative and absolute) of the portfolios for which the individual is responsible based on the benchmark of each such portfolio;
4.	qualitative assessment of an individual’s performance with respect to the firm’s investment process and standards; and
5.	the individual’s leadership contribution within the firm.

     While the benchmarks and peer groups used in determining a portfolio manager’s compensation may change from time to time, Alger may refer to benchmarks, such as those provided by Russell Investments and S&P's, and peer groups, such as those provided by Lipper Inc. and Morningstar Inc., that are widely-recognized by the investment industry.

     Alger has implemented a long-term deferred compensation program (“LTDC”) which gives key personnel the opportunity to have equity-like participation in the long-term growth and profitability of the firm. There is broad participation in the LTDC program amongst the investment professionals. The LTDC reinforces the portfolio managers' commitment to generating superior investment performance for the firm’s clients. The awards are invested in Alger mutual funds and have a four year vesting schedule. The total award earned can increase or decrease with the firm’s investment and earnings results over the four year period.

     Additionally, the Alger Partner's Plan provides key investment executives with phantom equity that allows participants to pro rata rights to growth in the firm's book value, dividend payments and participation in any significant corporate transactions (e.g. partial sale, initial public offering, merger, etc.). The firm does not have a limit on the overall percentage of the firm's value it will convey through this program. Further, participation in this program will be determined annually.

     2. Optimum Large Cap Value Fund:

Herndon
     Herndon Capital Management, LLC has implemented a compensation program for their portfolio managers and analysts which includes salary plus bonus. The compensation program is designed to attract qualified talent, promote teamwork and to align employer and employee interests by giving key employees a vested interest in the company’s long term performance.

     The compensation for portfolio managers includes a component based on performance of the portfolios. Analyst’s compensation includes a component based on the subjective assessment of their contribution to the analytical portion of the investment process.

     All employees will be entitled to receive a bonus that will be driven by the profits of the company. Every year a bonus pool will be funded be a pre-determined percent of the company’s pre-tax profits. This bonus/profit sharing will be distributed based on a combination of factors including tenure, role within the organization, and an evaluation by the employee’s immediate supervisor.

     This bonus/profit sharing is expected to become a significant component of every employees overall compensation as the company’s profitability grows over time.

     Each of the principals has a 15% ownership stake in the firm and will participate in ownership related cash-flows.

MFS
     Compensation . Portfolio manager compensation is reviewed annually. As of Dec. 31, 2013, portfolio manager total cash compensation is a combination of base salary and performance bonus:

     Base Salary - Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

     Performance Bonus — Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

     The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one-, three-, and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of Dec. 31, 2013, the following benchmark was used to measure each portfolio manager’s performance for the Fund:

Portfolio Manager	Benchmark(s)
Nevin P. Chitkara	Russell 1000® Value Index

Steven R. Gorham	Russell 1000® Value Index

     Additional or different benchmarks, including versions of indices, custom indices, and linked indices that combine performance of different indices for different positions of the time period may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

     The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

     Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

     Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans), and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

3. Optimum Small-Mid Cap Growth Fund:

CWAM
     For services performed for the 2012 calendar year and incentives paid in early 2013, Robert Chalupnik, analysts and other key employees of the Investment Manager received all of their compensation in the form of salary and incentive compensation provided in whole by Ameriprise Financial. Typically, a high proportion of an analyst’s or portfolio manager’s incentive compensation is paid in cash with a smaller proportion going into two separate incentive plans. The first plan is a notional investment based on the performance of certain Columbia Funds, including the Columbia Acorn Funds. The second plan consists of Ameriprise Financial restricted stock and/or options. Both plans vest over three years from the date of issuance.

     Portfolio managers and key analysts are positioned in compensation tiers based on cumulative performance of the portfolios/stocks that they manage and their total responsibilities, the objective being to provide very competitive total compensation for high performing analysts and portfolio managers. Portfolio manager performance is measured versus primary portfolio benchmarks. Analyst performance is measured versus a custom benchmark for each analyst. One- and three-year performance periods primarily drove incentive levels through 2012, and a five-year performance period was added beginning in 2013. Incentive compensation varies by tier and through 2012 ranged from between a fraction of base pay to a multiple of base pay. Beginning in 2013, the range of incentive compensation was widened to zero on the low end, and on the high end to an increased amount equal to the amount by which the low end was decreased. Incentives are adjusted up or down up to 15% of high/low ranges based on qualitative performance factors, which include investment performance impacts not included in benchmarks such as industry (or country) weighting recommendations, plus adherence to compliance standards, business building, and citizenship. Less seasoned analysts’ incentives are also based on performance versus benchmarks, though they are less formulaic in order to emphasize investment process instead of initial investment results. The qualitative factors discussed above are also considered. These analysts participate in an incentive pool which is based on a formula primarily driven by firm-wide investment performance.

     In addition, the incentive amounts available for the entire pool are adjusted up or down based upon the increase/decrease in the Investment Manager’s revenues versus an agreed upon base revenue amount. Investment performance, however, impacts incentives far more than revenues. The Adviser determines incentive compensation adhering to the formulas, subject to review by Columbia Management and Ameriprise Financial.

Wellington Management
     Wellington Management receives a fee based on the assets under management of the Fund as set forth in the Investment Subadvisory Agreement between Wellington Management and Optimum Fund Trust on behalf of the Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Fund. The following information is as of March 31, 2014.

     Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Fund’s manager listed in the prospectus who is primarily responsible for the day-to-day management of the Fund (“Portfolio Manager”) includes a base salary and incentive components. The base salary for the Portfolio Manager who is a partner of Wellington Management is generally a fixed amount that is determined by the Managing Partners of the firm. The Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. The Portfolio Manager’s incentive payment relating to the Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one- and three-year periods, with an emphasis on three year results. In 2012, Wellington Management began placing increased emphasis on long-term performance and is phasing in a five-year performance comparison period, which will be fully implemented by December 31, 2016. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Manager, including accounts with performance fees.

     Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Manager may also be eligible for bonus payments based on his overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each partner of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. Angeli, CFA, is a partner of the firm.

Fund	Benchmark Index and/or Peer Group for Incentive Period
Optimum Small-Mid Cap Growth Fund	Russell 2000® Growth Index

4. Optimum Small-Mid Cap Value Fund:

The Delafield Group of Tocqueville
     As of March 31, 2014, each of Messrs. Delafield and Sellecchia receives compensation in connection with his management of portfolios for which he acts as portfolio manager and other accounts identified above which includes the following components: (1) base remuneration and (2) a discretionary annual bonus.

     Base Remuneration. The annual base remuneration can be a fixed or variable amount. Messrs. Delafield and Sellecchia will receive a variable amount. The variable amount is calculated using the amount of investment advisory fees collected by the Advisor each month, in arrears, derived from the value of the portfolio assets of accounts, for which these individuals are Portfolio Managers. These Portfolio Managers will receive the balance of any respective variable amounts remaining as their compensation, after payment of the fixed salaries to other members of the investment team and certain other expenses.

     Bonus. Each Portfolio Manager is eligible to receive a discretionary annual bonus in addition to his base remuneration. The level of the discretionary bonus is determined by the Advisor based upon a number of factors, including the Advisor’s profitability, the expansion of the client account base, the market environment for the respective period, the portion of Advisor revenue that was generated by the work and effort of the Portfolio Manager, the involvement of the Portfolio Manager in the investment management functions of the Advisor, his role in the development of other investment professionals and his work relationship with support staff, and his overall contribution to strategic planning and his input in decisions for the Advisor’s group of investment managers.

     Retirement. Upon retirement, Messrs. Delafield and Sellecchia are entitled to receive a continuation of monthly compensation for ten years calculated in accordance with the formula for the base compensation described above, based on a declining percentage of the investment advisory fees paid by their clients who continue to be clients of Tocqueville subsequent to their retirement.

Killen
     Compensation for portfolio managers includes a fixed salary plus a profit sharing program. Profit sharing is based upon the profitability of Killen, which is, in part, dependent upon the value of the total assets under management. Killen offers a 401(k) plan whereby portfolio managers may elect to contribute up to the legal limit and contributions are matched up to a fixed limit.

Westwood
     Westwood compensates its portfolio managers for their management of Optimum Small-Mid Cap Value Fund. Each named portfolio manager’s compensation consists of a base salary, cash bonus, and equity-based incentive compensation as well as a full benefits package. Westwood annually reviews all forms of compensation for all employees of the company. Base salary levels are maintained at levels that the compensation committee deems to be commensurate with similar companies in the asset management industry.

     Percentages for each component of compensation are variable. Cash bonus awards are determined at year-end. The firm also offers a stock incentive program for all employees throughout the firm. Equity-based compensation awards, which currently consist of time vested restricted stock, are granted each February and vest over a four-year period from the date of grant. As owners, our employees’ interests are closely aligned with those of our stockholders and clients; as a result, we all succeed together. In determining incentive compensation and annual merit-based salary increases, employees on the investment team are evaluated according to a combination of quantitative and qualitative factors. A major component of this evaluation is based upon the performance of individual stock recommendations and portfolio performance. Health insurance, employer-paid life insurance and employer-paid short and long-term disability insurance packages, and a 401(k) plan with employer matching, are provided to all Westwood employees.

5. Optimum International Fund:

EARNEST
     EARNEST’s personnel are paid a salary and a discretionary bonus. A portion of the bonus may consist of profit sharing and/or deferred compensation. EARNEST also matches a portion of employees’ 401(k) contributions, if any. The bonus is a function of client satisfaction with respect to investment results and service. Equity ownership is another component of compensation for the portfolio manager. EARNEST is employee-owned.

BlackRock
     BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

     Base compensation.

     Generally, portfolio managers receive base compensation based on their position with the firm.

     Discretionary Incentive Compensation

     Generally, discretionary incentive compensation for Active Equity portfolio managers is based on a formulaic compensation program. BlackRock’s formulaic portfolio manager compensation program is based on team revenue and pre-tax investment performance relative to appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods, as applicable. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks or rankings against which the performance of funds and other accounts managed by each portfolio management team is compared and the period of time over which performance is evaluated. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are: Lipper Mid-Cap Core Fund classification; Lipper International Multi-Cap Core fund classification; and Lipper Global/Health/Biotechnology Fund classification.

     A smaller element of portfolio manager discretionary compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, technology and innovation. These factors are considered collectively by BlackRock management and the relevant Chief Investment Officers.

     Distribution of Discretionary Incentive Compensation

     Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. For some portfolio managers, discretionary incentive compensation is also distributed in deferred cash awards that notionally track the returns of select BlackRock investment products they manage and that vest ratably over a number of years. The BlackRock, Inc. restricted stock units, upon vesting, will be settled in BlackRock, Inc. common stock. Typically, the cash portion of the discretionary incentive compensation, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of discretionary incentive compensation in BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. Providing a portion of discretionary incentive compensation in deferred cash awards that notionally track the BlackRock investment products they manage provides direct alignment with investment product results.

     Long-Term Incentive Plan Awards — From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock. Mr. Hart has unvested long-term incentive awards.

     Deferred Compensation Program — A portion of the compensation paid to eligible United States-based BlackRock employees may be voluntarily deferred at their election for defined periods of time into an account that tracks the performance of certain of the firm’s investment products. Any portfolio manager who is either a managing director or director at BlackRock with compensation above a specified threshold is eligible to participate in the deferred compensation program.

     Other compensation benefits.

     In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

     Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($260,000 for 2014). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

6. Optimum Fixed Income Fund:

The Manager
     Base Salary: Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus: An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

     Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The pool is allotted based on subjective factors (50%) and objective factors (50%). The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. For investment companies, each manager is compensated according to the Fund’s Lipper or Morningstar peer group percentile ranking on a one, three-, and five-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the eVestment Alliance, and Callan Associates databases (or similar sources of relative performance data) on a one-, three-, and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the top 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

     For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

     Portfolio managers participate in retention programs, including the Delaware Investments Incentive Unit Plan, the Delaware Investments Notional Investment Plan, and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

     Delaware Investments Incentive Unit Plan - Portfolio managers may be awarded incentive unit awards (“Awards”) relating to the underlying shares of common stock of DMHI issuable pursuant to the terms of the Delaware Investments Incentive Unit Plan (the “Plan”) adopted on Nov. 30, 2010.

     The Plan was adopted in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. The fair market value of the shares of DMHI, is normally determined as of each March 31, June 30, Sept. 30 and Dec. 31 by an independent appraiser. Generally, a stockholder may put shares back to the company during the put period communicated in connection with the applicable valuation.

     Delaware Investments Notional Investment Plan – A portion of a portfolio manager’s retained profit share may be notionally exposed to the return of a portfolio of Delaware Investments Family of Funds-managed funds pursuant to the terms of the Delaware Investments Notional Investment Plan. The retained amount will vest in three equal tranches in each of the first, second and third years following the date upon which the investment is made.

     Macquarie Group Employee Retained Equity Plan – A portion of a portfolio manager’s retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie Group Limited (“Macquarie”) equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in equal tranches two, three, and four years after the date of investment.

     Other Compensation - Portfolio managers may also participate in benefit plans and programs available generally to all employees.

PIMCO
     PIMCO has adopted a Total Compensation Plan for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm’s mission statement. The Total Compensation Plan includes an incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary and discretionary performance bonuses, and may include an equity or long term incentive component.

     Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO’s deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee’s compensation. PIMCO’s contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

     The Total Compensation Plan consists of three components:

  Base Salary - Base salary is determined based on core job responsibilities, positions/levels, and market factors. Base salary levels are reviewed annually, when there is a significant change in job responsibilities or a significant change in the market. Base salary is paid in regular installments throughout the year and payment dates are in line with local practice.
  Performance Bonus - Performance bonuses are designed to reward individual performance. Each professional and his or her supervisor will agree upon performance objectives to serve as a basis for performance evaluation during the year. The objectives will outline individual goals according to pre-established measures of the group or department success. Achievement against these goals as measured by the employee and supervisor will be an important, but not exclusive, element of the bonus decision process. Award amounts are determined at the discretion of the Compensation Committee (and/or certain senior portfolio managers, as appropriate) and will also consider firm performance.
  Equity or Long Term Incentive Compensation - Equity allows key professionals to participate in the long-term growth of the firm. This program provides mid to senior level employees with the potential to acquire an equity stake in PIMCO over their careers and to better align employee incentives with the firm’s long-term results. These options vest over a number of years and may convert into PIMCO equity which shares in the profit distributions of the firm. M Units are non-voting common equity of PIMCO and provide a mechanism for individuals to build a significant equity stake in PIMCO over time. Employees who reach a total compensation threshold are delivered their annual compensation in a mix of cash and option awards. PIMCO incorporates a progressive allocation of option awards as a percentage of total compensation which is in line with market practices.

     In certain countries with significant tax implications for employees to participate in the M Unit Option Plan, PIMCO continues to use the Long Term Incentive Plan (“LTIP”) in place of the M Unit Option Plan. The LTIP provides cash awards that appreciate or depreciate based upon PIMCO’s performance over a three-year period. The aggregate amount available for distribution to participants is based upon PIMCO’s profit growth.

     Participation in the M Unit Option Plan and LTIP is contingent upon continued employment at PIMCO.

     In addition, the following non-exclusive list of qualitative criteria may be considered when specifically determining the total compensation for portfolio managers:

  3-year, 2-year and 1-year dollar-weighted and account-weighted, pre-tax investment performance as judged against the applicable benchmarks for each account managed by a portfolio manager (including the Funds) and relative to applicable industry peer groups;
  Appropriate risk positioning that is consistent with PIMCO’s investment philosophy and the Investment Committee/CIO approach to the generation of alpha;
  Amount and nature of assets managed by the portfolio manager;
  Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);
  Generation and contribution of investment ideas in the context of PIMCO’s secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;
  Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;
  Contributions to asset retention, gathering and client satisfaction;
  Contributions to mentoring, coaching and/or supervising; and
  Personal growth and skills added.

     A portfolio manager’s compensation is not based directly on the performance of any Fund or any other account managed by that portfolio manager.

     Profit Sharing Plan. Portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO’s net profits. Portfolio managers who are Managing Directors receive an amount determined by the Compensation Committee, based upon an individual’s overall contribution to the firm.

Ownership of shares
     As of March 31, 2014, none of the portfolio managers owned Fund shares.

TRADING PRACTICES AND BROKERAGE

     Portfolio transactions are executed by the Manager or the respective Sub-Advisor, as appropriate, on behalf of each Fund in accordance with the standards described below.

     The Manager or the respective Sub-Advisor selects broker/dealers to execute transactions on behalf of the Fund for the purchase or sale of portfolio securities on the basis of the Manager’s or the respective Sub-Advisor’s, as appropriate, judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Funds. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Each Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager’s or the respective Sub-Advisor’s trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund may pay a minimal share transaction cost when the transaction presents no difficulty. Fixed income trades are made on a net basis where securities are either bought or sold directly from or to a broker/dealer. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price), which is the equivalent of a commission.

     Portfolio transactions for certain of the Funds may be effected in foreign markets that may not allow negotiation of commissions or where it is customary to pay fixed rates.

     During the past three fiscal years, the aggregate dollar amounts of brokerage commissions paid by each Fund were as follows:

Fund	2012	2013	2014
Optimum Large Cap Growth Fund	$956,968	$1,096,384	$951,683
Optimum Large Cap Value Fund	$972,949	$629,458	$434,671
Optimum Small-Mid Cap Growth Fund	$705,417	$677,018	$650,571
Optimum Small-Mid Cap Value Fund	$286,828	$388,659	$349,586
Optimum International Fund	$298,194	$649,202	$1,460,987
Optimum Fixed Income Fund	$13,950	$18,687	$16,260

     The following Sub-Advisors effected Fund transactions through the affiliated brokers of the Sub-Advisor, Manager or Fund. For the past three fiscal years, the aggregate amount of all commissions for transactions effected through affiliated brokers, the percentage such amount represented of all commissions generated by Sub-Advisor and Manager directed transactions, and the percentage of all transactions effected through the affiliated brokers are disclosed below.

     2014

				Percentage Of
				Aggregate
		Aggregate	Percentage Of	Amount Of
		Amount Of	Aggregate	Transactions
		Commissions	Commissions	Effected
	Name Of Affiliated	Paid To An	Paid To An	Through
Fund/Sub-Advisor	Broker	Affiliated Broker	Affiliated Broker	Affiliated Broker
Optimum Large Cap	Fred Alger &	$71,203	9.8%	8.4%
Growth Fund/Alger	Company, Incorporated
Optimum Small-Mid	Berwyn Financial	$26,594	17.9%	15.4%
Cap Value Fund/Killen	Services
Optimum Small-Mid
Cap Growth	Macquarie	$1,800	2.3%	0.53%
Fund/Wanger
Optimum Small-Mid
Cap Growth	Macquarie	$2,995	0.88%	0.34%
Fund/Wellington

     2013

				Percentage Of
				Aggregate
		Aggregate	Percentage Of	Amount Of
		Amount Of	Aggregate	Transactions
		Commissions	Commissions	Effected
	Name Of Affiliated	Paid To An	Paid To An	Through
Fund/Sub-Advisor	Broker	Affiliated Broker	Affiliated Broker	Affiliated Broker
Optimum Large Cap
Growth Fund/T. Rowe
Price	Macquarie Equities	$109	0.20%	0.12%
Optimum Large Cap	Fred Alger &
Growth Fund/Alger	Company, Incorporated	$270,844	35.6%	32.3%
Optimum Small-Mid
Cap Growth
Fund/Wellington	Macquarie	$1,481	0.28%	0.14%
Optimum Small-Mid	Berwyn Financial
Cap Value Fund/Killen	Services	$31,503	25.3%	25.0%
Optimum International
Fund/Mondrian	Macquarie Equities	$223.88	0.42%	0.22%

     2012

				Percentage Of
				Aggregate
		Aggregate	Percentage Of	Amount Of
		Amount Of	Aggregate	Transactions
		Commissions	Commissions	Effected
	Name Of Affiliated	Paid To An	Paid To An	Through
Fund/Sub-Advisor	Broker	Affiliated Broker	Affiliated Broker	Affiliated Broker
Optimum Large Cap	Fred Alger &
Growth Fund/Alger	Company, Incorporated	$165,006	22.2%	22.5%
Optimum Small-Mid	Berwyn Financial
Cap Value Fund/Killen	Services	$27,409	31.9%	28.9%
Optimum Small-Mid
Cap Growth
Fund/Wellington	Macquarie	$2,336	0.46%	0.34%
Optimum International
Fund/Mondrian	Macquarie	$1,466	2.77%	2.90%

     Subject to best execution and Rule 12b-1(h) under the 1940 Act, the Manager or Sub-Advisors may allocate brokerage business to broker/dealers who provide brokerage and research services. These services may include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager or a Sub-Advisor in connection with its investment decision-making process with respect to one or more Funds and accounts managed by it, and are not necessarily used, or used exclusively, with respect to the Fund or account generating the brokerage.

     As provided in the 1934 Act, as amended, and the Management Agreement and Sub-Advisory Agreements, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Funds paying higher commissions, the Manager and Sub-Advisors believe that the commissions paid to such broker/dealers are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager or a Sub-Advisor that constitute in some part brokerage and research services used by the Manager or Sub-Advisor in connection with its investment decision-making process, and constitute in some part services used by the Manager or Sub-Advisor in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager or Sub-Advisor will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the manager or Sub-Advisor in connection with administrative or other functions not related to its investment decision-making process.

     During the fiscal year ended March 31, 2014, the Funds paid brokerage commissions in the amounts indicated below to broker/dealers who provided brokerage and research services:

Brokerage Commissions Directed For
Fund	Brokerage And Research Services
Optimum Large Cap Value Fund	$252,089 (Herndon)
$89,505 (MFS)
Optimum Small-Mid Cap Growth Fund	$38,640 (CWAM)
Optimum Small-Mid Cap Value Fund	$101,833 (Delafield)

     As of March 31, 2014, the following Funds held securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act:

Fund	Regular Brokers/Dealers And Amount
Optimum Large Cap Value Fund	$18,490,347.60 (Wells Fargo & Co.)
$8,456,401.54 (Bank of New York Mellon Corp.)
Optimum Small-Mid Cap Growth Fund	$1,960,425.02 (LPL Financial Holdings Inc.)
Optimum International Fund	$3,537,708.72 (UBS AG)
Optimum Fixed Income Fund	$16,619,383.53 (Bank of America)
$13,009,967.85 (Wells Fargo (Wachovia))
$2,005,318.65 (Credit Suisse Group AG)
$530,813.55 (Royal Bank of Canada)

     Combined orders for two or more accounts or funds engaged in the purchase or sale of the same security may be placed if the judgment is made that joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account. When a combined order is executed in a series of transactions, at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. The Manager or Sub-Advisors may randomly allocate purchases or sales among participating accounts when the amounts involved are too small to be evenly proportioned in a cost efficient manner. In performing random allocations, the Manager or Sub-Advisors will consider consistency of strategy implementation among participating accounts. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts. Although it is recognized that, in some cases, joint execution of orders and/or random allocation of small orders could adversely affect the price or volume of the security that a particular account may obtain, the advantages of combined orders or random allocation based on size may outweigh the possible advantages of separate transactions.

     Consistent with Financial Industry Regulatory Authority (“FINRA”) rules, and subject to seeking best execution, the Manager or Sub-Advisors may place orders with broker/dealers that have agreed to defray certain Fund expenses, such as custodian fees.

     In addition, so long as no fund is disadvantaged, portfolio transactions that generate commissions or their equivalent may be allocated to broker/dealers who provide daily portfolio pricing services to the Trust. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

CAPITAL STRUCTURE

Capitalization
     The Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value allocated to each Class of each Fund. All shares are, when issued in accordance with the Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid and nonassessable. Shares do not have preemptive rights. All shares of each Fund represent an undivided proportionate interest in the assets of such Fund. Shares of the Funds’ Institutional Class may not vote on any matter that affects the Retail Classes’ distribution plans under Rule 12b-1. Similarly, as a general matter, shareholders of the Classes may vote only on matters affecting their respective Class, including the Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold. However, Class B shares may vote on any proposal to increase materially the fees to be paid by a Fund under the Rule 12b-1 Plan relating to such Fund’s Class A shares. Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of each Fund. General expenses of the Funds will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Classes’ Rule 12b-1 Plans will be allocated solely to those classes.

Non-cumulative Voting
     The Trust’s shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

PURCHASING SHARES

     As of the close of business on July 31, 2007, the Funds ceased to permit new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) or 457 plans), in Class B shares in any of the Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges.

     For Class B shares outstanding as of July 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. You will be notified via Supplement if there are any changes to these attributes, sales charges, or fees.

General Information
     Shares of each Fund are offered on a continuous basis by the Distributor and may be purchased only through a securities dealer or other financial intermediary that has entered into a Dealer’s Agreement with the Funds’ Distributor (a “participating securities dealer or other financial intermediary”). Participating securities dealers and other financial intermediaries are responsible for transmitting orders promptly. The Trust reserves the right to suspend sales of a Fund’s shares, and reject any order for the purchase of Fund shares if, in the opinion of management, such rejection is in such Fund’s best interest.

     The minimum initial investment generally is $1,000 for Class A shares, Class B shares, and Class C shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A shares will be waived for purchases by officers, Trustees and employees of the Funds, the Manager or any of the Manager’s affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an automatic investment plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. There are no minimum purchase requirements for accounts opened under an asset allocation program established through a participating securities dealer or other financial intermediary. There are no minimum purchase requirements for the Institutional Class, but certain eligibility requirements must be satisfied.

     For Class C shares, each purchase must be in an amount that is less than $1 million. The Funds will reject any purchase order for $1 million or more of Class C shares. An investor should keep in mind that reduced front-end sales charges apply to investments of $75,000 or more (Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, Optimum Small-Mid Cap Value Fund, and Optimum International Fund) or $100,000 or more (Optimum Fixed Income Fund) in Class A shares, and that Class A shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C shares and are not subject to a CDSC. Selling dealers are responsible for transmitting orders promptly. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any Fund. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

     Each Fund also reserves the right, following shareholder notification, to charge a service fee on certain accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments. Fees will not be imposed on accounts that are held in certain asset allocation programs established through a participating securities dealer or other financial intermediary.

     Each Fund also reserves the right, upon 60 days’ written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC if he or she redeems any portion of his or her account.

     FINRA has adopted amendments to its Conduct Rules, relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

     Class A, Class B, and Class C shares represent a proportionate interest in each Fund’s assets and will receive a proportionate interest in such Fund’s income, before application of any expenses under such Funds’ Rule 12b-1 Plan.

     Certificates representing shares purchased are not issued. However, an investor will have the same rights of ownership with respect to such shares as if certificates had been issued.

     Accounts of certain omnibus accounts and managed or asset-allocation programs may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

Alternative Purchase Arrangements — Class A and Class C Shares
     The alternative purchase arrangements offered for the Class A shares and Class C shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A shares and incur a front-end sales charge and annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares, or to purchase Class C shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class C shares are subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% (which is currently limited to 0.25% for Class B shares of the Funds, and 0.25% of which are service fees to be paid to the Distributor, participating securities dealers or other financial intermediaries for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class C shares do not convert to another Class.

     The higher Rule 12b-1 Plan expenses on Class C shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time.

     For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A shares, from the proceeds of the front-end sales charge and Rule 12b-1 Plan fees and, in the case of Class C shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Participating securities dealers or other financial intermediaries may receive different compensation for selling Class A and Class C shares. Investors should understand that the purpose and function of the respective Rule 12b-1 Plans and the CDSC applicable to Class C shares are the same as those of the Rule 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See “Plans Under Rule 12b-1 for the Retail Classes” below for more information.

     Dividends, if any, paid on the Retail Classes and Institutional Class shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the amounts of Rule 12b-1 Plan expenses relating to Class A and Class C shares will be borne exclusively by such shares. See “Determining Offering Price and Net Asset Value” below for more information.

     Class A Shares: Purchases of $75,000 or more (with respect to the Optimum Large Cap Growth Fund, Optimum Large Cap Value Fund, Optimum Small-Mid Cap Growth Fund, Optimum Small-Mid Cap Value Fund, and Optimum International Fund) or $100,000 or more (with respect to the Optimum Fixed Income Fund) of Class A shares at the offering price carry reduced front-end sales charges as shown in the table in the Classes’ Prospectus, and may include a series of purchases over a 13-month period under a letter of intent signed by the purchaser. See “Special Purchase Features -- Class A Shares” below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

     From time to time, the Distributor may re-allow to participating securities dealers or other financial intermediaries the full amount of the front-end sales charge. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating securities dealers may be deemed to have additional responsibilities under the securities laws. Dealers or other financial intermediaries who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

     Class A Broker Exchanges: Class A shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries (“Programs”) may be exchanged by the financial intermediary on behalf of the shareholder for Institutional Class shares of the Funds under certain circumstances, including such Program’s eligibility to purchase Institutional Class shares of the Funds. Such exchange will be on the basis of the NAVs per share, without the imposition of any sales load, fee or other charge.

     If a shareholder of Institutional Class shares has ceased his or her participation in the Program, the financial intermediary may exchange all such Institutional Class shares for Class A shares of a Fund. Such exchange will be on the basis of the relative NAVs of the shares, without imposition of any sales load, fee or other charge. Holders of Class A shares that were sold without a front-end sales load but for which the Distributor has paid a commission to a financial intermediary are generally not eligible for this exchange privilege until two years after the purchase of such Class A shares.

     Exchange of Class A shares for Institutional Class shares of the same Fund, or the exchange of Institutional Class shares for Class A shares of the same Fund, under these particular circumstances, will be tax-free for federal income tax purposes. You should consult with your tax adviser regarding the state and local tax consequences of such an exchange of Fund shares.

     This exchange privilege is subject to termination and may be amended from time to time.

Class C Broker Exchanges
     Class C shares purchased by accounts participating in certain Programs may be exchanged by the financial intermediary on behalf of the shareholder for either Class A shares or Institutional Class shares of a Fund under certain circumstances, including such Program’s eligibility to purchase either Class A shares or Institutional Class shares of the Fund. Such exchange will be on the basis of the NAVs per share, without the imposition of any sales load, fee or other charge.

     Holders of Class C shares that are subject to a CDSC are generally not eligible for this exchange privilege until the applicable CDSC period has expired. The applicable CDSC period is generally one year after the purchase of such Class C shares.

     If a shareholder of Institutional Class shares has ceased his or her participation in the Program, the financial intermediary may exchange all such Institutional Class shares for Class C shares of a Fund. Such exchange will be on the basis of the relative NAVs of the shares, without imposition of any sales load, fee or other charge.

     Exchanges of Class C shares for Class A shares or Institutional Class shares of the same Fund, or the exchange of Institutional Class shares for Class C shares of the same Fund, under these particular circumstances, will be tax-free for federal income tax purposes. You should consult with your tax adviser regarding the state and local tax consequences of such an exchange of Fund shares.

     This exchange privilege is subject to termination and may be amended from time to time.

Dealer’s Commission — Class A shares
     Participating securities dealers or other financial intermediaries may be eligible for a dealer’s commission in connection with certain purchases made under a letter of intent or pursuant to an investor’s right of accumulation. Participating securities dealers or other financial intermediaries should contact the Distributor concerning the applicability and calculation of the dealer’s commission in the case of combined purchases.

     An exchange from other Funds will not qualify for payment of the dealer’s commission, unless a dealer’s commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer’s commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge Alternative — Class B and Class C Shares
     Proceeds from the CDSC and the annual Rule 12b-1 Plan fees applicable to Class B and C shares are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B and C shares. These payments support the compensation paid to participating securities broker/dealers or other financial intermediaries for selling Class B and C shares. Payments to the Distributor and others under the Class B and C Rule 12b-1 Plans may be in an amount equal to no more than 1.00% of those shares’ average daily net assets (currently limited to the 0.25% service fee for the Funds). The combination of the CDSC and the proceeds of the Rule 12b-1 Plans fees makes it possible for a Fund to sell Class B shares without deducting a front-end sales charge at the time of purchase.

     Holders of Class B and C shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B and C shares described in this Part B, even after the exchange. See “Redemption and Exchange” below.

Automatic Conversion of Class B Shares
     During the seventh year after purchase and, thereafter, until converted automatically to Class A shares, Class B shares will still be subject to the annual Rule 12b-1 Plan expenses of up to 1.00% of average daily net assets of those shares. At the end of eight years after purchase, an investor’s Class B shares will be automatically converted to Class A shares of a Fund. Such conversion will constitute a tax-free exchange for federal income tax purposes. Investors should consult their tax advisers regarding the state and local tax consequences of the conversion or exchange of classes of shares. Class A shares to which Class B shares will convert are subject to ongoing annual Rule 12b-1 Plan expenses of up to 0.25% of average daily net assets of such shares.

     Conversions of Class B shares to Class A shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a “Conversion Date”). A business day is any day that the New York Stock Exchange (“NYSE”) is open for business (“Business Day”). If the eighth anniversary after a purchase of Class B shares falls on a Conversion Date, an investor’s Class B shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor’s Class B shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder’s eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert to Class A shares.

     Class B shares acquired through reinvestment of dividends will convert to Class A shares of a Fund pro rata with Class B shares of the Fund not acquired through dividend reinvestment.

Plans under Rule 12b-1 for the Retail Classes
     Pursuant to Rule 12b-1 under the 1940 Act, each Fund has adopted a separate plan for the Retail Classes (the “Plans”). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to Institutional Class shares of the Funds. Institutional Class shares are not included in calculating the Plans’ fees, and the Plans are not used to assist in the distribution and marketing of such shares of the Funds. Holders of Institutional Class shares of the Funds may not vote on matters affecting the Plans.

     The Plans permit the Funds, pursuant to their Distribution Agreement, to pay out of the assets of the Classes monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time and paying distribution and maintenance fees to participating securities broker/dealers or other financial intermediaries. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and information concerning the Classes and increase sales of the Retail Classes.

     In addition, each Fund may make payments from the Rule 12b-1 Plan fees of its respective Retail Classes directly to others, such as banks, who aid in the distribution of class shares or provide services in respect of a Class, pursuant to service agreements with the Trust. The Plan expenses relating to Class B shares and Class C shares are also used to pay the Distributor for advancing the commission costs to participating securities dealers or other financial intermediaries with respect to the initial sale of such shares.

     The maximum aggregate fee payable by the Funds under the Plans, and the Funds’ Distribution Agreement, is, on an annual basis, up to 0.25% of each Fund’s Class A shares’ average daily net assets for the year, and up to 1.00% (0.25% of which are service fees to be paid to the Distributor, securities dealers or other financial intermediaries for providing personal service and/or maintaining shareholder accounts) of each Fund’s Class B shares’ and Class C shares’ average daily net assets for the year. The Fund’s Distributor may reduce/waive these amounts at any time.

     While payments pursuant to the Plans may not exceed the foregoing amounts, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Trust’s Independent Trustees, who may reduce the fees or terminate the Plans at any time.

     All of the distribution expenses incurred by the Distributor and others, such as participating securities dealers or other financial intermediaries, in excess of the amount paid on behalf of Class A shares, Class B shares, and Class C shares would be borne by such persons without any reimbursement from such Classes. Subject to seeking best execution, the Funds may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Plans.

     From time to time, the Distributor may pay additional amounts from its own resources to participating securities dealers or other financial intermediaries for aid in distribution or for aid in providing administrative services to shareholders.

     The Plans and the Distribution Agreement have all been approved by the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans and related Distribution Agreement by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and such Distribution Agreement must be approved annually by the Board in the same manner as specified above.

     Each year, the Board must determine whether continuation of the Plans is in the best interest of shareholders of the Retail Classes and that there is a reasonable likelihood of each Plan providing a benefit to its respective Retail Class. The Plans and the Distribution Agreement, as amended, may be terminated with respect to a Retail Class at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreement, or by a majority vote of the relevant Retail Class’ outstanding voting securities. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Retail Class’ outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreement. With respect to each Class A Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of a Fund’s Class B shares. Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreement. In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreement. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board for their review.

     For the fiscal year ended March 31, 2014, Rule 12b-1 Plan payments from Optimum Large Cap Growth Fund’s Class A, Class B, and Class C shares were: $120,829, $8,575, and $1,235,401, respectively. Such amounts were used for the following purposes:

Optimum Large Cap Growth Fund	Class A Shares	Class B Shares	Class C Shares
Advertising	$ –	$ –	$ –
Annual/Semiannual Reports	45	–	58
Broker Sales Charges	–	3,628	85,630
Broker Trails	120,422	2,869	1,146,798
Interest on Broker Sales Charges	–	34	1,827
Promotional-Other	–	–	–
Prospectus Printing	362	21	1,088
Total	120,829	6,552	1,235,401

     For the fiscal year ended March 31, 2014, Rule 12b-1 Plan payments from Optimum Large Cap Value Fund’s Class A, Class B, and Class C shares were $113,669, $8,208, and $1,171,226, respectively. Such amounts were used for the following purposes:

Optimum Large Cap Value Fund	Class A Shares	Class B Shares	Class C Shares
Advertising	$ –	$ –	$ –
Annual/Semiannual Reports	44	–	58
Broker Sales Charges	–	3,421	82,835
Broker Trails	113,437	2,712	1,067,158
Interest on Broker Sales Charges	–	33	1,760
Promotional-Other	–	–	–
Prospectus Printing	188	–	559
Total	113,669	6,166	1,152,370

     For the fiscal year ended March 31, 2014, Rule 12b-1 Plan payments from Optimum Small-Mid Cap Growth Fund’s Class A, Class B, and Class C shares were: $22,568, $508, and $221,164, respectively. Such amounts were used for the following purposes:

Optimum Small-Mid Cap Growth	Class A Shares	Class B Shares	Class C Shares
Fund
Advertising	$ –	$ –	$ –
Annual/Semiannual Reports	40	–	42
Broker Sales Charges	–	–	14,917
Broker Trails	22,466	507	188,360
Interest on Broker Sales Charges	–	6	321
Promotional-Other	–	–	–
Prospectus Printing	62	–	131
Total	22,568	513	203,771

     For the fiscal year ended March, 31, 2014, Rule 12b-1 Plan payments from Optimum Small-Mid Cap Value Fund’s Class A, Class B, and Class C shares were: $19,171, $446, and $204,794, respectively. Such amounts were used for the following purposes:

Optimum Small-Mid Cap Value	Class A Shares	Class B Shares	Class C Shares
Fund
Advertising	$ –	$ –	$ –
Annual/Semiannual Reports	40	–	42
Broker Sales Charges	–	–	13,471
Broker Trails	19,022	446	171,979
Interest on Broker Sales Charges	–	5	281
Promotional-Other	–	–	–
Prospectus Printing	109	–	271
Total	19,171	451	186,044

     For the fiscal year ended March 31, 2014, Rule 12b-1 Plan payments from Optimum International Fund’s Class A, Class B, and Class C shares were: $33,957, $1,063, and $351,349, respectively. Such amounts were used for the following purposes:

Optimum International Fund	Class A Shares	Class B Shares	Class C Shares
Advertising	$ –	$ –	$ –
Annual/Semiannual Reports	41	–	45
Broker Sales Charges	–	1,280	27,425
Broker Trails	33,607	809	316,703
Interest on Broker Sales Charges	–	–	592
Promotional-Other	–	–	–
Prospectus Printing	309	–	847
Total	33,957	2,089	345,612

     For the fiscal year ended March 31, 2014, Rule 12b-1 Plan payments from Optimum Fixed Income Fund’s Class A, Class B, and Class C shares were: $133,751, $4,972, and $1,552,326, respectively. Such amounts were used for the following purposes:

Optimum Fixed Income Fund	Class A Shares	Class B Shares	Class C Shares
Advertising	$ –	$ –	$ –
Annual/Semiannual Reports	45	–	63
Broker Sales Charges	–	2,457	160,229
Broker Trails	133,356	2,148	1,353,460
Interest on Broker Sales Charges	–	15	3,195
Promotional-Other	–	–	–
Prospectus Printing	350	–	1,136
Total	133,751	4,620	1,518,083

Special Purchase Features — Class A Shares
      Letter of intent: The reduced front-end sales charges described above with respect to Class A shares are also applicable to the aggregate amount of purchases made by any such purchaser within a 13-month period pursuant to a written letter of intent provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust, which provides for the holding in escrow by the service agent of 5.00% of the total amount of Class A shares intended to be purchased until such purchase is completed within the 13-month period. The Funds no longer accept retroactive letters of intent. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the service agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the values (at offering price at the level designated in their letter of intent) of all their shares of the Funds (except shares of any Fund that does not carry a front-end sales charge or CDSC, unless they were acquired through an exchange from a Fund that carried a front-end sales charge or CDSC) previously purchased and still held as of the date of their letter of intent toward the completion of such letter. For purposes of satisfying an investor’s obligation under a letter of intent, Class B shares and Class C shares of the Funds may be aggregated with Class A shares of the Funds.

     Combined Purchases Privilege: In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A shares, purchasers may combine the total amount of any combination of Class A shares, Class B shares and/or Class C shares of the Funds (except shares of any Fund that does not carry a front-end sales charge or CDSC, unless they were acquired through an exchange from a Fund that carried a front-end sales charge or CDSC).

     The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

     Right of Accumulation: In determining the availability of the reduced front-end sales charge previously set forth with respect to the Class A shares, purchasers may also combine any subsequent purchases of Class A, Class B, and Class C shares of the Funds (except shares of any Fund that does not carry a front-end sales charge or CDSC, unless they were acquired through an exchange from a Fund that carried a front-end sales charge or CDSC). If, for example, any such purchaser has previously purchased and still holds Class A shares of Optimum Large Cap Growth Fund and/or shares of any other of the Classes described in the previous sentence with a value of $70,000 and subsequently purchases $10,000 at offering price of additional Class A shares of Optimum Large Cap Growth Fund, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A shares in the Classes’ Prospectus to determine the applicability of the Right of Accumulation to their particular circumstances.

     35-Day Reinvestment Privilege: Holders of Class A Shares of the Funds (and of the Institutional Class holding shares that were acquired through an exchange from another Fund offered with a front-end sales charge) who redeem such shares have 35 days from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Funds. In the case of Class A shares, the reinvestment will not be assessed an additional front-end sales charge. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other Funds may be sold. Persons investing redemption proceeds from direct investments in a Fund offered without a front-end sales charge will be required to pay the applicable sales charges when purchasing Class A shares. The reinvestment privilege does not extend to redemptions of Class B or Class C shares.

     Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the NAV next determined after receipt of remittance.

     Any reinvestment directed to a Fund in which the investor does not then have an account will be treated like all other initial purchases of the Fund’s shares.

INVESTMENT PLANS

Reinvestment Plan
      Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Class in which an investor has an account (based on the NAV in effect on the reinvestment date) and will be credited to the shareholder’s account on that date. All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the next fiscal year.

Reinvestment of Dividends in Other Funds
      Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of the Retail Classes may automatically reinvest dividends and/or distributions in any of the Funds, in states where their shares may be sold. Such investments will be at NAV at the close of business on the reinvestment date without any front-end sales charge. The service agent must be notified in writing and an account in the Fund into which the dividends and/or distributions are to be invested must have been established. Any reinvestment directed to a Fund in which the investor does not then have an account will be treated like all other initial purchases of the Fund’s shares.

     Subject to the following limitations, dividends and/or distributions from one Fund may be invested in shares of another Fund, provided an account has been established. Dividends from Class A shares may not be directed to Class B shares or Class C shares. Dividends from Class B Shares may be directed only to other Class B shares, and dividends from Class C shares may be directed only to other Class C shares.

Investing by Exchange
     If you have an investment in one Fund, you may authorize an exchange of part or all of your investment into shares of another Fund. If you wish to open an account by exchange, call your participating securities dealer or other financial intermediary for more information. All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Funds’ Prospectus. See “Redemption and Exchange” below for more complete information concerning your exchange privileges.

     Permissible exchanges into Class A shares of the Funds will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B shares or Class C shares of the Funds will be made without the imposition of a CDSC by the Fund from which the exchange is being made at the time of the exchange.

Retirement Accounts for the Retail Classes
      An investment in the Funds may be suitable for tax-deferred retirement plans, such as an individual retirement account (“IRA”), Roth IRA or Coverdell Education Savings Account. To determine whether the benefits of a tax-sheltered account are appropriate, you should consult with a tax adviser.

     Purchases of Class B shares are subject to a maximum purchase limitation of $100,000 for retirement accounts. Purchases of Class C shares must be in an amount that is less than $1,000,000 for such accounts. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan. The CDSC may be waived on certain redemptions of Class B shares and Class C shares. See the Classes’ Prospectus for a list of the instances in which the CDSC is waived.

     Retirement accounts may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees may be shared by Delaware Management Trust Company, the service agent, other affiliates of the Manager, participating securities dealers or other financial intermediaries (including LPL) and others that provide services to such Plans.

     Certain shareholder investment services available to nonretirement account shareholders may not be available to retirement account shareholders. Certain retirement accounts may qualify to purchase Institutional Class shares. For additional information on any of the plans and retirement services, contact your participating securities dealer or other financial intermediary.

     It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these accounts, contact your participating securities dealer or other financial intermediary.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

     Each Fund has authorized one or more participating securities dealers or other financial intermediaries to accept purchase and redemption orders on behalf of the Fund. Such participating securities dealers or other financial intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of each Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when a participating securities dealer or other financial intermediary or, if applicable, its authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a participating securities dealer or other financial intermediary.

     Orders for purchases and redemptions of Class A shares are effected at the offering price after the receipt of an order by a Fund, its agent or authorized designee. The offering price for Class A shares consists of the NAV per share plus any applicable sales charges. Orders for purchases and redemptions of Class B shares, Class C shares and Institutional Class shares. as applicable, are effected at the NAV per share next calculated after receipt of the order. Participating securities dealers or other financial intermediaries are responsible for transmitting orders promptly.

     Offering price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4 p.m., Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern Time. When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made, and purchase and redemption orders will not be processed. In the event of changes in the NYSE’s time of closing, the Trust reserves the right to price at a different time, to price more often than once daily or to make the offering price effective at a different time.

     Each Fund’s NAV per share for each Class is calculated by subtracting the liabilities of each class from its total assets and dividing by the resulting number of the shares outstanding for that class. Expenses and fees are accrued daily. In determining each Fund’s net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds’ pricing procedures. Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximate market value. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the NYSE.

     Use of a pricing service has been approved by the Board. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are determined to be not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board.

     Each Class of a Fund will bear, pro rata, all of the common expenses of that Fund. The NAVs of all outstanding shares of each Class of a Fund will be computed on a pro rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro rata basis by each outstanding share of a Class, based on each Class’ percentage in that Fund represented by the value of shares of such Classes, except that the Institutional Classes will not incur any of the expenses under the Trust’s Rule 12b-1 plans while the Retail Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of each Fund will vary.

REDEMPTION AND EXCHANGE

General Information
      You can redeem or exchange your shares in a number of different ways that are described below. Exchanges are subject to the requirements of the Funds, and all exchanges of shares constitute taxable events. Further, in order for an exchange to be processed, shares of the Fund being acquired must be registered in the state where the acquiring shareholder resides. An exchange constitutes, for tax purposes, the sale of one Fund and the purchase of another. The sale may involve a capital gain or loss to the shareholder for federal income tax purposes. You may want to consult your participating securities dealer or other financial intermediary to discuss which Funds will best meet your changing objectives, and the consequences of any exchange transaction. Your ability to exchange may be limited if the purchase side of your exchange order is rejected for any reason. In such an instance, we will generally honor the redemption order side of your exchange order.

     Your shares will be redeemed or exchanged at a price based on the NAV next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC. For example, redemption or exchange requests received in good order after the time the offering price and NAV of shares are determined will be processed on the next Business Day. See the Funds’ Prospectus for more information. A redemption request may indicate a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B shares and Class C shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC. Payment for shares redeemed will ordinarily be mailed the next Business Day, but in no case later than seven days, after receipt of a redemption request in good order. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder’s address of record.

     Except as noted below, for a redemption request to be in “good order,” it must provide the account number, account registration and total number of shares or dollar amount of the transaction. Exchange requests must also provide the name of the Fund in which the proceeds are to be invested. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days’ written notice to shareholders.

     In case of a suspension of the determination of the NAV, because the NYSE is closed for reasons other than weekends or holidays, or trading thereon is restricted or an emergency exists, as a result of which disposal by the Funds of securities owned by them is not reasonably practical, or it is not reasonably practical for the Funds to value fairly their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Funds may postpone payment or suspend the right of redemption or repurchase. In such cases, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

     Payment for shares redeemed may be made either in cash or in kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in “Determining Offering Price and Net Asset Value” above. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

     The value of each Fund’s investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

     Except for the applicable CDSC, neither the Funds nor the Distributor charge a fee for redemptions, but such fees could be charged at any time in the future.

     Holders of Class A shares of a Fund may exchange all or part of their Class A shares for Class A shares of another Fund, but may not exchange their Class A shares for Class B shares or Class C shares of the Funds. Holders of Class B shares of a Fund are permitted to exchange all or part of their Class B shares only into Class B shares of another Fund. Similarly, holders of Class C shares of a Fund are permitted to exchange all or part of their Class C shares only into Class C shares of another Fund. Class B shares of the Funds and Class C shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B shares, the automatic conversion schedule of the Fund from which the exchange is made. The holding period of Class B shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion to Class A shares of the Fund.

     Holders of Class B or Class C shares of a Fund that exchange their shares (“Original Shares”) for shares of another Fund (in each case, “New Shares”) in a permitted exchange will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the Fund from which the Original Shares were exchanged. In an exchange of Class B shares from a Fund, the Fund’s CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that the investor held the New Shares.

     The Funds also reserve the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder’s purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets.

Systematic Withdrawal Plans

     Shareholders who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not been issued may establish a systematic withdrawal plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for the investments made through qualified retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder’s account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

     Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two Business Days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at NAV. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor’s savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a systematic withdrawal plan.

     The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A shares through a periodic investment program in the Fund must be terminated before a systematic withdrawal plan with respect to such shares can take effect, except if the shareholder is a participant in a retirement plan offering Optimum Funds or is investing in Optimum Funds which do not carry a sales charge. Redemptions of Class A shares pursuant to a systematic withdrawal plan may be subject to a Limited CDSC if the purchase was made at NAV and a dealer’s commission has been paid on that purchase. The applicable Limited CDSC for Class A shares and CDSC for Class C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each systematic withdrawal plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See the Prospectus for more information about the waiver of CDSCs.

     An investor wishing to start a systematic withdrawal plan must complete an authorization form. If the recipient of systematic withdrawal plan payments is other than the registered shareholder, the shareholder’s signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or DSC, the Funds’ the Transfer Agent, at any time by giving written notice.

     Systematic withdrawal plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the on demand service. Your funds will normally be credited to your bank account up to four Business Days after the payment date. There are no separate fees for this redemption method. It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee. This service is not available for retirement plans.

     Shareholders should consult with their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

Written Redemption
     The written redemption feature is available only if the service agent holds your shares. The redemption request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program (“STAMP”). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

Telephone Redemption
     The telephone redemption feature is available only if the service agent holds your shares. The Telephone Redemption — Check to Your Address of Record service, which is described below, is automatically provided unless you notify the Funds in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend the procedure upon 60 days’ written notice to shareholders. It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

     Neither a Fund nor the service agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption of Fund shares that are reasonably believed to be genuine. With respect to such telephone transactions, the Funds will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if they do not, such Fund or the service agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Classes are generally tape recorded, and a written confirmation will be provided for all redemption transactions initiated by telephone.

     Telephone Redemption — Check to Your Address of Record: The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is available only to individual, joint and individual fiduciary-type accounts.

Waivers of Contingent Deferred Sales Charges
      Please see the Classes’ Prospectus for instances in which the CDSC applicable to Class B and Class C shares may be waived.

     As disclosed in the Prospectus, certain retirement plans that contain certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

  The redemption must be made by a group defined contribution retirement plan that purchased Class A shares through a retirement plan alliance program that required shares to be available at NAV and Retired Financial Services, Inc. (“RFS”) served as the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.

  The redemption must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class C shares prior to a recordkeeping transition period from August 2004 to October 2004 and purchased shares through a retirement plan alliance program, provided that (i) RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program and (ii) RFS provided fully bundled retirement plan services and maintained participant records on its proprietary recordkeeping system.

  Class B and Class C shares that are or were held in a qualified retirement plan account serviced by Delaware Management Trust Company will not be subject to a CDSC upon the redemption of such shares regardless of the length of time the shares were held by the shareholder.

DISTRIBUTIONS AND TAXES

Distributions

     The following supplements the information in the Prospectus.

     The policy of the Trust is to distribute substantially all of each Fund’s net investment income and net realized capital gains, if any, in the amount and at the times that will allow a Fund to avoid incurring any material amounts of federal income or excise taxes.

     Each Class of shares of a Fund will share proportionately in the investment income and expenses of that Fund, except that each Class alone will incur distribution fees under its respective Rule 12b-1 Plan.

     All dividends and any capital gains distributions will be automatically reinvested in additional shares of the same Class of the Fund at NAV, unless otherwise designated in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder’s election to receive dividends in cash. If such a shareholder’s dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

     Any check in payment of dividends or other distributions that cannot be delivered by the U.S. Postal Service or that remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then-current NAV and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder’s account the costs of the Fund’s efforts to locate the shareholder if the shareholder’s mail is returned by the U.S. Postal Service or the Fund is otherwise unable to locate the shareholder or verify the shareholder’s mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

Taxes
     The following is a summary of certain additional tax considerations generally affecting a Fund (sometimes referred to as “the Fund”) and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

     This “Distributions and Taxes” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

     This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

     Taxation of the Fund. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

     In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

  Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).
  Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).
  Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

     In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

     The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

     If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

     Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors –Capital gain dividends” and “ – Short-term capital gain dividends and interest-related dividends” below.

     Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010, rules similar to those that apply to capital loss carryovers of individuals are made applicable to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after Dec. 22, 2010, the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before Dec. 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after Dec. 22, 2010 must be used before capital losses realized in a taxable year beginning on or before Dec. 22, 2010. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before Dec. 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

     Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of capital gains” below). A “qualified late year loss” includes:

(i)	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after Oct. 31 of the current taxable year (“post-October losses”), and

(ii)	the excess, if any, of (1) the sum of (a) specified losses incurred after Oct. 31 of the current taxable year, and (b) other ordinary losses incurred after Dec. 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after Oct. 31 of the current taxable year, and (b) other ordinary gains incurred after Dec. 31 of the current taxable year.

     The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

     Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

     Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by Dec. 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on Oct. 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year that is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” that would be properly taken into account for the portion of the calendar year after Oct. 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on Jan. 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

     Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

     Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

     Distributions of net investment income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “— Qualified dividend income for individuals” and “— Dividends-received deduction for corporations”

     Distributions of capital gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

     Returns of capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts (“REITs”) (see, “Tax Treatment of Portfolio Transactions—Investments in U.S. REITs” below).

     Qualified dividend income for individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

     Dividends-received deduction for corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed income and foreign securities generally is not eligible for this treatment.

     Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares (except in a money market fund that maintains a stable NAV), the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

     Pass through of foreign tax credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities lending” below.

     Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Internal Revenue Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

     U.S. government securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae or Fannie Mae obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

     Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on Dec. 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

     Sales, Exchanges and Redemptions of Fund Shares. Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

     Tax basis information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after Jan. 1, 2012 where the cost basis of the shares is known by the Fund (referred to as “covered shares”) and that are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or shareholders investing in a money market fund that maintains a stable NAV.

     When required to report cost basis, the Fund will calculate it using the Fund’s default method, unless you instruct the Fund to use a different calculation method. For additional information regarding the Fund’s available cost basis reporting methods, including its default method, please contact the Fund. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

     The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than the Fund’s default method for covered shares. If you do not notify the Fund of your elected cost basis method upon the later of Jan. 1, 2012 or the initial purchase into your account, the default method will be applied to your covered shares.

     The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Internal Revenue Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund.

     Please refer to the Fund’s website at delawareinvestments.com for additional information.

     Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

     Deferral of basis. If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund by Jan. 31 of the calendar year following the calendar year in which the disposition of the original shares occurred at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

     Conversion of shares into shares of the same Fund. The conversion or exchange of shares of one class into another class of the same Fund is not taxable for federal income tax purposes. Thus, the following transactions generally will be tax-free for federal income tax purposes:

  the automatic conversion of Class B shares into Class A shares of the same Fund at the end of approximately eight years after purchase, the exchange of Class A shares for Institutional Class shares of the same Fund by certain Programs, the exchange of Class C shares for Class A shares or Institutional Class shares of the same Fund by certain Programs, and the exchange of Institutional Class shares for Class A shares or Class C shares of the same Fund by certain shareholders of Institutional Class shares who cease participation in a Program.

     However, shareholders should consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares.

     Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

     Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

     In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

     Certain fixed income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

     Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

     Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

     The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

     In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

     Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

     Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

     PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Internal Revenue Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

      Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Non-U.S. Investors — Investment in U.S. real property” below with respect to certain other tax aspects of investing in U.S. REITs.

     Investment in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign income tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States, which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

     Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Internal Revenue Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Internal Revenue Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

     These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

     Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master-feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

     Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

      Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

     Investments in securities of uncertain tax character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

     Backup Withholding. By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

  provide your correct social security or taxpayer identification number, certify that this number is correct,
  certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien).

     The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

     Non-U.S. Investors. Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

      In general . The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

      Capital gain dividends . In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

      Short-term capital gain dividends and interest-related dividends.  The prior exemptions from U.S. withholding for interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends have expired. With respect to taxable years of the Fund that began before Jan. 1, 2014, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), were not subject to U.S. withholding tax unless you were a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. Similarly, with respect to taxable years of the Fund that began before Jan. 1, 2014, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources were not subject to U.S. withholding tax. “Qualified interest income” included, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. It is currently unclear whether Congress will extend these exemptions to taxable years of a fund beginning on or after Jan. 1, 2014 or what the terms of any such extension would be, including whether such extension would have retroactive effect. If the exemptions are reinstated, the Fund reserves the right to not report small amounts of short-term capital gain dividends or interest-related dividends. Additionally, the Fund’s reporting of short-term capital gain dividends or interest-related dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

      Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

     Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

      Investment in U.S. real property . The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest (“USRPI”) as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Fund may invest in equity securities of corporations that invest in USRPI, including U.S. REITs, which may trigger FIRPTA gain to the Fund’s non-U.S. shareholders.

      The Internal Revenue Code provides a look-through rule for distributions of FIRPTA gain when a RIC is classified as a qualified investment entity. A RIC will be classified as a qualified investment entity only with respect to any distribution by the RIC which is attributable directly or indirectly to a distribution to the RIC from a U.S. REIT (“FIRPTA distribution”) and if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and other U.S. real property holding corporations (“USRPHC”). If a RIC is a qualified investment entity and the non-U.S. shareholder owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the non-U.S. shareholder is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring the non-US shareholder to file a nonresident U.S. income tax return. In addition, even if the non-U.S. shareholder does not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

      It is currently unclear whether Congress will extend the look-through rules previously in effect before Jan. 1, 2014 for distributions of FIRPTA gain to other types of distributions on or after Jan. 1, 2014 from a RIC to a non-US shareholder from the RIC’s direct or indirect investment in USRPI or what the terms of any such extension would be, including whether such extension would have retroactive effect.

     Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

     U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

      U.S. tax certification rules . Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

     The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

      Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after Dec. 31, 2016, to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”), that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

      An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the US and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

      An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

      Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

     Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

PERFORMANCE INFORMATION

      To obtain the Funds’ most current performance information, please call: 800 914-0278 or visit our website at optimummutualfunds.com.

     Performance quotations represent the Funds’ past performance and should not be considered representative of future results. The Funds will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable U.S. securities law, as they may be revised from time to time by the SEC.

FINANCIAL STATEMENTS

      PricewaterhouseCoopers LLP, which is located at 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial statements contained in each Fund’s Annual Report. The Funds’ Statements of Assets and Liabilities including the Schedules of Investments, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, as well as the reports of PricewaterhouseCoopers LLP, the independent registered public accounting firm for the fiscal year ended March 31, 2014, are included in the Funds’ Annual Report to shareholders. The financial statement information for fiscal year ended prior to March 31, 2011 was audited by the Trust’s prior independent registered public accounting firm. The financial statements and financial highlights, the notes relating thereto and the reports of PricewaterhouseCoopers LLP listed above are incorporated by reference from the Annual Report into this Part B.

PRINCIPAL HOLDERS

      As of June 30, 2014, the Trust believes that there were no accounts beneficially holding 5% or more of the outstanding shares of any Class of any Fund other than the accounts shown below.

Fund Name	Shareholder Name and Address	Percentage
OPTIMUM LARGE CAP GROWTH	LPL FINANCIAL	97.53%
FUND A	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM LARGE CAP GROWTH	LPL FINANCIAL	97.67%
FUND B	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM LARGE CAP GROWTH	LPL FINANCIAL	98.66%
FUND C	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM LARGE CAP GROWTH	LPL FINANCIAL	98.83%
FUND I	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM LARGE CAP VALUE FUND A	LPL FINANCIAL	97.46%
	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM LARGE CAP VALUE FUND B	LPL FINANCIAL	97.52%
	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM LARGE CAP VALUE FUND C	LPL FINANCIAL	98.72%
	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM LARGE CAP VALUE FUND I	LPL FINANCIAL	98.87%
	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM SMALL-MID CAP GROWTH	LPL FINANCIAL	97.17%
FUND A	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM SMALL-MID CAP GROWTH	LPL FINANCIAL	97.69%
FUND B	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM SMALL-MID CAP GROWTH	LPL FINANCIAL	98.58%
FUND C	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM SMALL-MID CAP GROWTH	LPL FINANCIAL	98.90%
FUND I	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968

OPTIMUM SMALL-MID CAP VALUE	LPL FINANCIAL	97.47%
FUND A	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM SMALL-MID CAP VALUE	LPL FINANCIAL	97.67%
FUND B	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM SMALL-MID CAP VALUE	LPL FINANCIAL	97.87%
FUND C	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM SMALL-MID CAP VALUE	LPL FINANCIAL	98.91%
FUND I	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM INTERNATIONAL FUND A	LPL FINANCIAL	98.02%
	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM INTERNATIONAL FUND B	LPL FINANCIAL	97.20%
	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM INTERNATIONAL FUND C	LPL FINANCIAL	98.71%
	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM INTERNATIONAL FUND I	LPL FINANCIAL	98.93%
	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM FIXED INCOME FUND A	LPL FINANCIAL	98.69%
	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM FIXED INCOME FUND B	LPL FINANCIAL	98.01%
	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM FIXED INCOME FUND C	LPL FINANCIAL	99.14%
	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968
OPTIMUM FIXED INCOME FUND I	LPL FINANCIAL	99.34%
	9785 TOWNE CENTRE DRIVE
	SAN DIEGO CA 92121-1968

APPENDIX A — DESCRIPTION OF RATINGS

The Fund has the ability to invest in high yield, high risk fixed income securities. The following paragraphs contain excerpts from Moody’s and S&P’s rating descriptions. These credit ratings evaluate only the safety of principal and interest and do not consider the market value risk associated with high yield securities.

General Rating Information

Moody’s Investors Service — Bond Ratings	Aaa	Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
	Aa	Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements which make the long-term risks appear somewhat larger than in Aaa securities.
	A	Bonds which are rated A possess many favorable investment attributes and are considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
	Baa	Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
	Ba	Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
	B	Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
	Caa	Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
	Ca	Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.
	C	Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Debt Ratings Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior obligations which have an original maturity not exceeding one year.
P-1	Issuers rated “PRIME-1” or “P-1” (or supporting institutions) have superior ability for repayment of senior short-term debt obligations.
P-2	Issuers rated “PRIME-2” or “P-2” (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
P-3	Issuers rated “PRIME-3” or “P-3” (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations.

Municipal Note Ratings
     Issuers or the features associated with Moody’s MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue’s specific structural or credit features.

MIG 1/VMIG 1	This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2/VMIG 2	This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.
MIG 3/VMIG 3

This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4

This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

S&P’s - Bond Ratings	AAA	Debt rated AAA has the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
	AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.
A

Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

Debt rated BBB is regarded as having an adequate capacity to pay interest a repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CC,C and CC

Debt rated BB, B, CCC, or CC is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	C	This rating is reserved for income bonds on which no interest is being paid.
	D	Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Commercial Paper Ratings S&P’s commercial paper ratings are current assessments of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
A-1	The A-1 designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A plus (+) designation is applied only to those issues rated A-1 which possess an overwhelming degree of safety.
A-2	Capacity for timely payment on issues with the designation A-2 is strong. However, the relative degree of safely is not as high as for issues designated A-1.
A-3	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Municipal Note Ratings
     An S&P municipal note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

     Sources of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

SP-1	Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.
SP-2	Satisfactory capacity to pay principal and interest.
SP-3	Speculative capacity to pay principal and interest.

APPENDIX B — PROXY VOTING POLICIES AND PROCEDURES

     This Appendix provides the proxy voting policies and procedures (or, in some cases, a summary of the proxy voting policies and procedures) for the Manager and each Sub-Advisor.

The Manager

     The Optimum Fixed Income Fund has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Fund. If and when proxies need to be voted on behalf of the Fund, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Manager has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing the Manager’s proxy voting process for the Fund. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Fund.

     In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services (“ISS”), which is a subsidiary of MSCI Inc., to analyze proxy statements on behalf of the Fund and the Manager’s other clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for the Fund, ISS will create a record of the vote. By no later than Aug. 31 of each year, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

     The Procedures contain a general guideline stating that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Fund.

     As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company’s operations and products.

     Because the Fund has delegated proxy voting to the Manager, the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Fund are voted by ISS in accordance with the Procedures. Because almost all of the Fund proxies are voted by ISS pursuant to the predetermined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Fund. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner that the Committee believes is consistent with the Procedures and in the best interests of the Fund.

* * * *

The Delafield Group of Tocqueville

Proxy Voting Responsibility

     Tocqueville has a fiduciary responsibility to maximize investment returns for its clients consistent with the investment objectives specified. Investment in corporate equities entitles the owner to vote a proxy on any issue presented to the shareholders for consideration and approval. This fiduciary responsibility is extended to include the voting of proxies and its primary concern in doing so is to maximize shareholder value and to vote in a manner that reflects the best economic interest of its clients.

Proxy Voting Process

     In order to exercise the proxy voting responsibility effectively and efficiently, Tocqueville implemented extensive procedures to insure that proxies are received, analyzed and voted. Although relatively a rare occurrence, a proxy may not be voted if the cost or difficulty of exercising the proxy vote outweighs the beneficial consequence of the resolution being voted. Tocqueville is assisted in this program with the services of a third party vendor, specializing in electronic voting, to coordinate whenever possible the voting for all clients invested in a particular security by means of a single ballot. A record of every vote cast is maintained for five years. A copy of our Proxy Voting Procedure Manual and/or a record of the votes cast on behalf of the Fund may be obtained by contacting the Tocqueville Proxy Department by telephone at 1-800-355-7307.

Proxy Voting Policies

     In order to maintain a relative consistency of proxy votes, Tocqueville has adopted Proxy Voting Policy Guidelines (summarized below) that address the majority of issues currently presented by either management or shareholder proponents. The ultimate goal of the Guidelines is to exercise the right of shareholders in support of sound corporate governance and ethical responsibility within the companies in which Tocqueville has invested. Accordingly, the Guidelines seek to promote accountability of corporate management and directors, align the economic interests of management with those of shareholders, and enhance the disclosure of a company’s business and operations. The Guidelines are reviewed and revised periodically, as appropriate, and may be obtained by contacting the Tocqueville Proxy Department.

  Directors, auditors and independence. Generally Tocqueville will support the election of directors provided that at least 75% of the board is non-management independent directors and that all major committees (audit, compensation & nominating) of the board are composed of only independent directors. Special circumstances such as the repeated failure of the board to act in response to the persistent underperformance of management; repeated refusal to adopt proposals supported by a majority of shareholders; and, a director engaged in multiple (more than six) directorships may result in the withholding of election support. Independence from conflict is also important in the ratification of auditors. Independence from conflict is also important in the ratification of auditors. Tocqueville prefers the separation of consulting businesses from auditing functions and further supports the rotation of audit firms every ten years as an added element of maintaining independence.

  Corporate structure and shareowner rights. Recognizing that management requires significant latitude to conduct the business of the corporation, Tocqueville does not condone any policy or action that may sacrifice or limit shareowner rights. The adoption or expansion of devices designed to perpetuate directors or disenfranchise shareowners will result in a negative vote by Tocqueville. Thus, we prefer the annual election of all directors rather than a staggered board. We support the election of directors by a standard of majority vote rather than plurality. We favor cumulative voting and oppose supermajority provisions. We are decidedly against poison pills and other management entrenchment devices. We generally vote against proposals seeking authorization to increase shares since these are often the precursor of new stock option programs and are dilutive to shareholders.

  Executive and director compensation. We strongly believe that management has been hired to work for the owners of the company, the shareholders. They should be well compensated for their efforts and rewarded for their success, but they are not entitled to expropriate shareholder wealth. Management proposals to adopt or amend executive compensation plans are reviewed on a case-by-case basis with a bias against stock options and omnibus plans that link multiple and varied benefits into one bundled program. Tocqueville supports fair and competitive compensation linked to stated performance standards and equity ownership but is opposed to preferential treatment, excessive dilution of share ownership and exorbitant severance packages. Shareholder proposals on this topic are varied in resolve and are generally supported by Tocqueville unless the proposal seeks to establish an absolute prohibition or cap on a particular form of compensation. The independence of the board’s compensation committee is vital in effectuating balanced, fair and competitive awards for management performance.

  Social responsibility issues. Due to the precatory, non-binding nature of most shareholder proposals, unless totally unreasonable or deemed to result in a negative economic impact on corporate profitability or shareholder value, Tocqueville generally supports proposals such as those that request expanded disclosure, the adoption of principles establishing minimum standards of conduct for U.S. corporations operating in foreign jurisdictions and the prohibition of discrimination based on race, creed, color or sexual orientation.

* * * *

EARNEST Partners LLC (“EARNEST”)
Proxy Policies

As a general rule, EARNEST Partners (“EARNEST”) will vote against actions which would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders’ investments. A partial list of issues that may require special attention are as follows: classified boards, change of state of incorporation, poison pills, unequal voting rights plans, provisions requiring supermajority approval of a merger, executive severance agreements, and provisions limiting shareholder rights.

In addition, the following will generally be adhered to unless EARNEST is instructed otherwise in writing by the Client:

  EARNEST will not actively engage in conduct that involves an attempt to change or influence the control of a portfolio company.
  EARNEST will not announce its voting intentions or the reasons for a particular vote.
  EARNEST will not participate in a proxy solicitation or otherwise seek proxy voting authority from any other portfolio company shareholder.
  EARNEST will not act in concert with any other portfolio company shareholders in connection with any proxy issue or other activity involving the control or management of a portfolio company.
  All communications with portfolio companies or fellow shareholders will be for the sole purpose of expressing and discussing EARNEST’s concerns for its Clients’ interests and not in an attempt to influence the control of management.

Proxy Procedures

EARNEST has designated a Proxy Director. The Proxy Director will consider each issue presented on each portfolio company proxy. The Proxy Director will also use available resources, including proxy evaluation services, to assist in the analysis of proxy issues. Proxy issues presented to the Proxy Director will be voted in accordance with the judgment of the Proxy Director, taking into account the general policies outlined above and EARNEST’s Proxy Voting Guidelines (currently ISS Taft-Hartley Advisory Services Proxy Voting Guidelines). Therefore, it is possible that actual votes may differ from these general policies and EARNEST’s Proxy Voting Guidelines. In the case where EARNEST believes it has a material conflict of interest with a Client, the Proxy Director will utilize the services of outside third party professionals (currently ISS Taft-Hartley Advisory Services) to assist in its analysis of voting issues and the actual voting of proxies to ensure that a decision to vote the proxies was based on the Client’s best interest and was not the product of a conflict of interest. In general, ISS Taft-Hartley Advisory Services Proxy Voting Guidelines are based on a worker-owner view of long-term corporate value and conform to the AFL-CIO proxy voting policy. In the event the services of an outside third party professional are not available in connection with a conflict of interest, EARNEST will seek the advice of the Client.

A detailed description of EARNEST’s specific Proxy Voting Guidelines will be furnished upon written request. You may also obtain information about how EARNEST has voted with respect to portfolio company securities by calling, writing, or emailing us at:

EARNEST Partners
1180 Peachtree Street NE, Suite 2300
Atlanta, GA 30309
invest@earnestpartners.com
404-815-8772

EARNEST reserves the right to change these policies and procedures at any time without notice.

* * * *

CWAM

Columbia Wanger Asset Management, LLC (“CWAM”)
Proxy Policy and Procedures Manual

POLICY:

All proxies for client securities for which Columbia Wanger Asset Management, LLC (“CWAM”) has been granted authority to vote shall be voted in a manner considered to be in the best interests of CWAM’s clients, including the Columbia Acorn Funds (“Acorn”) and Wanger Advisor Trust Funds (“WAT”) and their shareholders, without regard to any benefit to CWAM or its affiliates. Where CWAM retains voting authority, as for most client securities, CWAM shall examine each recommendation and vote against management’s recommendation, if, in its judgment, approval or adoption of the recommendation would be expected to impact adversely the current or potential market value of the issuer’s securities. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client’s investment. In the event a client believes that its other interests require a different vote, CWAM shall vote as the client instructs. In limited cases where in CWAM is required to adhere to regulatory restrictions over ownership limits of certain securities, CWAM may delegate voting authority to an independent third party to vote in the shareholders best interest.

CWAM addresses potential material conflicts of interest by having each individual stock analyst review and vote each proxy for the stocks that he/she follows. For those proposals where the analyst is voting against management’s recommendation or where there is a variance from the guidelines contained herein, the CWAM Proxy Committee will determine the vote in the best interest of CWAM’s clients, without consideration of any benefit to CWAM, its affiliates or its other clients.

OVERVIEW:

CWAM’s policy is based upon its fiduciary obligation to act in its clients’ best interests and rules under the Investment Company Act of 1940 and the Investment Advisers Act of 1940, which impose obligations with respect to proxy voting on investment advisers and investment companies.

PROCEDURES:

I. ACCOUNT POLICIES

Except as otherwise directed by the client, CWAM or ISS, an independent third party delegated to vote in place of CWAM, shall vote as follows:

Separately Managed Accounts
CWAM or ISS shall vote proxies on securities held in its separately managed accounts where the client has given CWAM proxy voting authority. CWAM currently has authority to vote proxies for the Fairfax County Employees’ Retirement System but does not have authority to vote proxies for the State of Oregon or the 1199 SEIU Healthcare Employees Pension Fund.

Columbia Acorn Trust/Wanger Advisors Trust
 CWAM or ISS shall vote proxies for portfolio securities held in the Acorn and WAT funds.

Columbia Thermostat Fund
To avoid any potential conflict of interest CWAM shall vote “echo vote” proxies for Columbia Thermostat Fund. Echo voting means that CWAM will vote the shares in the same proportion as the other shareholders of those funds.

CWAM Offshore Funds
CWAM or ISS shall vote proxies on securities held in the Wanger Investment Company PLC (Wanger US Smaller Companies and Wanger European Smaller Companies).

CWAM Subadvised Mutual Fund Accounts
The authority to vote proxies on securities held in the VP Wanger Funds is reserved to the client. CWAM or ISS has authority to vote proxies on securities held in the Optimum Small Cap Growth Fund.

II. PROXY COMMITTEE

E.
CWAM has established a Proxy Committee, which consists of the Chief Investment Officer, the Chief Operating Officer and the Director of Accounting and Operations. The Chief Compliance Officer of CWAM serves as a non-voting member. For proxy voting purposes only, the Proxy Committee will also include the analyst who follows the portfolio security on which to be voted. The directors of international and domestic research may serve as alternate members for proxy voting purposes and to break a voting tie.

The functions of the Proxy Committee shall include, in part,

(a)	determine proxy votes as warranted under CWAM’s Proxy Voting Policy.

(b)	annual review of this Policy and Procedures Manual to ensure consistency with internal policies and legal and regulatory requirements,

(c)	annual review of existing Voting Guidelines and development of additional Voting Guidelines to assist in the review of proxy proposals, and

(d)	development and modification of Voting Procedures as it deems appropriate or necessary.

In determining the vote on any proposal for which it has responsibility, the Proxy Committee shall act in accordance with the policy stated above.

The Proxy Committee shall create a charter, which shall be consistent with this policy and procedure. The charter shall set forth the Committee’s purpose, membership and operation. The charter shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal, e.g., is a portfolio manager for an account of the issuer.

The Proxy Committee shall furnish to the trustees of Columbia Acorn Trust and of Wanger Advisors Trust copies of any modifications of this Policy and Procedures Manual (including any modification of the Voting Guidelines or Voting Procedures).

III. VOTING GUIDELINES

Except under limited circumstances (described in Section IV) where CWAM delegates voting power to ISS, the stock analyst who follows the stock reviews all proxies and ballot items for which CWAM has authority to vote. The analyst will consider the views of management on each proposal, and if these views are consistent with the CWAM Proxy Policy, will vote in favor of management. However, each analyst has the responsibility of independently analyzing each proposal and voting each proxy item on a case-by-case basis. CWAM votes, to the best of its ability, all proxies for which it receives ballots. However, CWAM will abstain from voting proxies when a ballot is received for a company CWAM no longer owns.

Following are some guidelines CWAM uses with respect to voting on specific matters:

Election of the Board of Directors

CWAM supports management’s recommendation for proposals for the election of directors or for an increase or decrease in the number of directors provided a majority of directors would be independent. When director elections are contested, the analyst’s recommendation and vote should be forwarded to the Proxy Committee for a full vote.

Approval of Independent Auditors

CWAM will generally support management in its annual appointment or approval of independent corporate auditors. An auditor will usually be thought of as independent unless the auditor receives more than 50% of its revenues from non-audit, non-tax, activities from the company and its affiliates. In those cases, the vote should be forwarded to the Proxy Committee for a full vote.

Compensation and Equity-Based Compensation Plans

While CWAM recognizes companies need to compete for talent, CWAM is generally opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have inherently objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for stock incentive or option programs (excluding authorized shares of expired or exercised options) exceed 10% of the currently outstanding shares overall or 3% for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interests of the client.

Stock Purchase Plans

CWAM is generally in favor of employee stock purchase plans where employees are able to purchase stock at or near the market price. Except when excessive dilution is proposed analysts should vote in favor of these proposals without consulting the Proxy Committee.

Advisory Votes on Executive Compensation

CWAM is generally in favor of proposals to ratify executive compensation unless total compensation obviously appears excessive. In such instances analyst should vote against such proposals without referring them to the Proxy Committee.

CWAM will generally vote against proposals to ratify Golden Parachutes without referring them to the Proxy Committee.

CWAM analyst will vote on the frequency of advisory votes on executive compensation on a case-by-case basis without referring them to the Proxy Committee. However, when CWAM votes against executive compensation analyst should vote for annual advisory votes.

Corporate Governance Issues

CWAM will generally support resolutions to improve shareholder democracy and reduce the likelihood of management entrenchment or conflict-of-interest. All matters relating to corporate governance will be voted by CWAM on a case-by-case basis using this basic premise. Analyst should vote in favor of proxy items under this premise without consulting the Proxy Committee. If an Analyst is uncertain or believes that a vote should be made contrary to this premise, then the recommendation should be brought to the Proxy Committee for a full vote.

Social and Corporate Responsibility Issues

CWAM believes that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors. However, proposals regarding social issues initiated by shareholders asking the company to disclose or amend certain business practices will be analyzed by the appropriate CWAM stock analyst and evaluated on a case-by-case basis. If an analyst believes that a vote against management is appropriate, he/she should refer the proposal to the full vote by the Proxy Committee.

“Blank Check” Proposals

Occasionally proxy statements ask that shareholders allow proxies to approve any other items in a “blank check” manner. Analysts should vote against such proposals without referring those to the Proxy Committee.

Majority Election Requirement for Directors

Occasionally proxy statements ask the shareholders to vote on whether to require a majority vote in the case of election of directors. Analysts should vote in favor of these proposals without consulting the Proxy Committee.

Abstention Votes

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries. Oftentimes, there may be language barriers, which will mean that an English translation of proxy information may not be available. Or, a translation must be obtained or commissioned before the relevant shareholder meeting. Time frames between shareholder notification, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action. In situations like these and in others where CWAM believes that it is uncertain with regards to the information received or because the cost of voting a proxy could exceed the expected benefit, the CWAM analyst may elect to abstain from voting. If an analyst believes that an abstention vote is appropriate, he/she should refer the proposal to the full vote by the Proxy Committee.

Special Issues Voting Foreign Proxies

To vote shares in some countries, shares must be “blocked” by the custodian or depository for a specified number of days before the shareholder meeting. Blocked shares typically may not be traded until the day after the shareholder meeting. CWAM may refrain from voting a portion or all shares of foreign stocks subject to blocking restrictions where, in the judgment of the CWAM analyst, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares. The decision to vote/not vote is made by the CWAM analyst and is generally made on a case-by-case basis based on relevant factors, including the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding.

In cases where the CWAM analyst determines that CWAM should not vote a portion or all foreign proxy shares due to blocking markets, the CWAM librarian (or a substitute) should document the reasons for not voting the proxy.

IV. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to assist in the voting of proxies according to the Voting Guidelines set forth in Section III above. The Proxy Committee may revise these procedures from time to time, as it deems appropriate or necessary to effect the purposes of this Policy and Procedures.

For Columbia Acorn Trust and Wanger Advisors Trust

  CWAM shall use Institutional Shareholder Services (“ISS”), a third party vendor, to implement its proxy voting process. ISS shall provide record keeping services. ISS also will provide its internally generated proxy analysis, which can be used to help supplement the CWAM analyst’s research in the proxy voting process. In limited instances as described later in this section, CWAM may delegate voting power to ISS.

  On a daily basis, the funds’ custodian shall send ISS a holding file detailing each domestic equity holding held in the funds. Information on equity holdings for the international portfolio shall be sent weekly.

  ISS shall receive proxy material information from Proxy Edge or J.P. Morgan Chase Bank, N.A. for the funds. This shall include issues to be voted upon, together with a breakdown of holdings for the funds.

  Whenever a vote is solicited, ISS shall send CWAM a request to vote over a secure website. The CWAM librarian (or a substitute) will be responsible to check this website daily. The librarian will forward all materials to the appropriate CWAM analyst, who will review and complete the proxy ballot and return to the CWAM librarian or will refer one or more proposals to the Proxy Committee. The analyst will keep documentation (usually copies of email correspondence) of any proposals brought before the Proxy Committee and will instruct the CWAM librarian to vote the proposal in accordance with the Proxy Committee decision. The analyst will file Proxy Committee documentation under G:\Shared\ProxyComm. The CWAM librarian will promptly provide ISS the final instructions as how to vote the proxy. The Librarian will also periodically check to make sure analysts have filed the relevant documentation.

  ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by the funds on which a vote is solicited unless otherwise directed by the analyst. On a yearly basis (or when requested), CWAM shall receive a report from ISS detailing CWAM’s voting for the previous period on behalf of the funds.

For All Other Accounts For Which CWAM Has Voting Authority

  CWAM shall use the respective custodian for the account it advises to vote proxies. CWAM shall separately maintain voting records for these accounts.

  The CWAM librarian will be responsible for obtaining all proxy materials from the custodian, forward these to the appropriate CWAM analyst who will review and complete the proxy ballot and return to the librarian or will refer one or more proposals to the Proxy Committee. The analyst will keep documentation (usually copies of email correspondence) of any proposals brought before the Proxy Committee and will instruct the CWAM librarian to vote the proposal in accordance with the Proxy Committee decision. The analyst will file Proxy Committee documentation under G:\Shared\ProxyComm. The CWAM librarian will promptly provide ISS the final instructions as how to vote the proxy. The Librarian will also periodically check to make sure analysts have filed the relevant documentation.

  The CWAM librarian will be responsible for recording all voting records onto a spreadsheet, which will comprise the detail of how CWAM voted each proxy on behalf of the respective client. This spreadsheet shall comply with the appropriate record keeping requirements of the applicable rules and will be available to clients upon request.

Delegation of Proxy Voting to an Independent Third Party

From time to time, CWAM may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CWAM can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits Often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CWAM may delegate proxy voting in certain issuers to ISS, as a qualified, independent third party.

V. ANNUAL REPORT

CWAM shall submit an annual report to the Chief Compliance Officer of the Funds for his distribution to the Board of Directors of the Columbia Acorn Trust and Wanger Advisors Trust addressing the following:

1.	A summary of the Funds’ voting history for the period;

2.	Votes cast contrary to the guidelines of this Policy;

3.	Votes cast in opposition to management recommendations;

4.	Votes cast in conformity with and in opposition to ISS recommendations;

5.	Votes that involved potential conflict of interests;

6.	The circumstances surrounding all voting abstentions, no votes and missed votes;

7.	An assessment of the quality of service provided by ISS, as well as the reasonableness of its fees;

8.	Significant matters considered by CWAM’s Proxy Committee; and

9.	Recommendations for changes to this Policy.

     The annual report should be submitted as soon as practicable after the close of the proxy voting season which normally concludes in June.

* * * *

MFS

MASSACHUSETTS FINANCIAL SERVICES COMPANY

PROXY VOTING POLICIES AND PROCEDURES

February 1, 2014

     Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, MFS Investment Management (Canada) Limited, MFS Investment Management Company (Lux) S.à r.l., MFS International Singapore Pte. Ltd., and MFS’ other subsidiaries that perform discretionary investment management activities (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the “MFS Funds”). References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

     The MFS Proxy Voting Policies and Procedures include:

A.	Voting Guidelines;

B.	Administrative Procedures;

C	Records Retention; and

D.	Reports.

A. VOTING GUIDELINES

1. General Policy; Potential Conflicts of Interest

     MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.

     MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies. Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.

     As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings. However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal. Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal. In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

     MFS also generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts, unless MFS has received explicit voting instructions to vote differently from a client for its own account. From time to time, MFS may also receive comments on the MFS Proxy Voting Policies and Procedures from its clients. These comments are carefully considered by MFS when it reviews these guidelines and revises them as appropriate.

     These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients. If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

     MFS is also a signatory to the United Nations Principles for Responsible Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS’ fiduciary obligation to vote proxies in the best long-term economic interest of its clients.

B. ADMINISTRATIVE PROCEDURES

1. MFS Proxy Voting Committee

     The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments. The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales. The MFS Proxy Voting Committee:

a.	Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b.	Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c.	Considers special proxy issues as they may arise from time to time.

2. Potential Conflicts of Interest

      The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders.1 Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee (including investment professionals) identifies an actual or potential conflict of interest with respect to any voting decision (including the ownership of securities in their individual portfolio), then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.
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[1]	For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer.

     In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures, (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote, (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); or (v) MFS evaluates a director nominee who also serves as a director of the MFS Funds (collectively, “Non-Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

a.	Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Distributor and Client List”);

b.	If the name of the issuer does not appear on the MFS Significant Distributor and Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c.	If the name of the issuer appears on the MFS Significant Distributor and Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests; and

d.	For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS' corporate interests. A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

     The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Distributor and Client List, in consultation with MFS’ distribution and institutional business units. The MFS Significant Distributor and Client List will be reviewed and updated periodically, as appropriate.

     If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively "Sun Life"), MFS will cast a vote on behalf of such MFS client pursuant to the recommendations of Institutional Shareholder Services, Inc.'s ("ISS") benchmark policy, or as required by law.

     Except as described in the MFS Fund's prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund. If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS, MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.

3. Gathering Proxies

     Most proxies received by MFS and its clients originate at Broadridge Financial Solutions, Inc. (“Broadridge”). Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself. This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer’s explanation of the items to be voted upon.

     MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions. Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS. The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).

     The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings data-feed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

     It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots. When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s on-line system. The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company. If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.

4. Analyzing Proxies

     Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures. The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS. With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee considers and votes on those proxy matters. MFS also receives research and recommendations from the Proxy Administrator which it may take into account in deciding how to vote. MFS uses the research of ISS to identify (i) circumstances in which a board may have approved excessive executive compensation, (ii) environmental and social proposals that warrant further consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices. In those situations where the only MFS fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will utilize research from Glass Lewis to identify such issues. MFS analyzes such issues independently and does not necessarily vote with the ISS or Glass Lewis recommendations on these issues. MFS may also use other research tools in order to identify the circumstances described above. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

     As a general matter, portfolio managers and investment analysts have little involvement in most votes taken by MFS. This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote. In limited types of votes (e.g. mergers and acquisitions, capitalization matters, potentially excessive executive compensation issues, or shareholder proposals relating to environmental and social issues), a representative of MFS Proxy Voting Committee may consult with or seek recommendations from MFS portfolio managers or investment analysts.2 However, the MFS Proxy Voting Committee would ultimately determine the manner in which all proxies are voted.

     As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients. Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.
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[2]	From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation. If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.

5. Voting Proxies

     In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee or proxy team may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

     For those markets that utilize a "record date" to determine which shareholders are eligible to vote, MFS generally will vote all eligible shares pursuant to these guidelines regardless of whether all (or a portion of) the shares held by our clients have been sold prior to the meeting date.

6. Securities Lending

     From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program. In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares. However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted. If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

7. Engagement

     The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest. From time to time, MFS may determine that it is appropriate and beneficial for representatives from the MFS Proxy Voting Committee to engage in a dialogue or written communication with a company or other shareholders regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters. A company or shareholder may also seek to engage with representatives of the MFS Proxy Voting Committee in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals.

C. RECORDS RETENTION

     MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

D. REPORTS

     U.S. Registered MFS Funds

     MFS publicly discloses the proxy voting records of the U.S. registered MFS Funds on a quarterly basis. MFS will also report the results of its voting to the Board of Trustees of the U.S. registered MFS Funds. These reports will include: (i) a summary of how votes were cast (including advisory votes on pay and “golden parachutes”) ; (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines; (vi) a review of our proxy engagement activity; (vii) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful; and (viii) as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues. Based on these reviews, the Trustees of the U.S. registered MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

     Other MFS Clients

     MFS may publicly disclose the proxy voting records of certain other clients (including certain MFS Funds) or the votes it casts with respect to certain matters as required by law. A report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

     Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regards to environmental, social or governance issues.

* * * *

Herndon
     Herndon Capital Management, LLC (“Herndon Cap”) has a fiduciary obligation to, at all times, place the best interest of advisory clients (e.g. plan participants and beneficiaries) as the sole consideration when voting proxies of portfolio companies. Herndon Cap has retained Glass Lewis for proxy voting services. Glass Lewis will analyze the voting issues and carry out the actual voting process in accordance with its guidelines which have been agreed to by Herndon Cap’s Proxy Committee. Proxy issues receive consideration based on all relevant facts and circumstances.

     Some accounts for which Herndon Cap is investment manager may wish to retain responsibility for proxy voting or to assign that responsibility to a different investment manager. Such accounts must either provide Herndon Cap with a plan document that expressly precludes Herndon Cap from voting proxies or include in the contract that Herndon Cap will not vote their proxies. In the absence of such documentation Herndon Cap has the legal responsibility and the obligation to vote for its accounts, and will do so through Glass Lewis.

     Proxy Committee. Herndon Cap has established a Proxy Committee. The Proxy Committee considers its fiduciary responsibility to all clients when addressing proxy issues. The Proxy Committee has reviewed and agreed with GLASS LEWIS’s proxy voting guidelines and instructed them to vote on Herndon Cap’s behalf in accordance with those guidelines for Herndon Cap’s clients. As Glass Lewis amends their guidelines the Proxy Committee will review and based on the agreement of the terms will provide Glass Lewis voting instruction.

     Herndon Cap provides Glass Lewis with the list of accounts and their holdings monthly to ensure that Glass Lewis has record of the clients and their holdings for proxy purposes.

     The Proxy Committee meets at least annually to review any guideline changes from Glass Lewis, should any exist.

     In compliance with the U. S. Department of Labor, the Director of Marketing and Operations maintains applicable records regarding proxy voting for accounts. The Director of Marketing and Operations can access a report online on any given day. Any voting decision that may require a deviation from the standard policies will be deferred to the Proxy Committee from Glass Lewis for further analysis and a final decision. In these rare situations, outside legal counsel may be sought for additional guidance, and reasons for such action will be noted in the committee’s “special” meeting minutes.

     ERISA Accounts. It is Herndon Cap’s policy to fully comply with ERISA requirements regarding proxy voting. Some ERISA accounts for which Herndon Cap is investment manager may wish to retain responsibility for proxy voting or to assign that responsibility to a different investment manager. Such accounts must either provide Herndon Cap with a plan document that expressly precludes Herndon Cap from voting proxies or include in the client agreement that Herndon Cap will not vote proxies on their behalf. In the absence of such documentation Herndon Cap has the legal responsibility and the obligation to vote for its ERISA accounts.

     Material Conflicts. Regardless of material conflict, Herndon Cap through Glass Lewis will, at all times, vote in the best interest of the client.

     Criteria. Glass Lewis on behalf of Herndon Cap votes proxies related to securities held by clients in a manner solely in the interest of the client, which is in accordance with written Glass Lewis guidelines. Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interest of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer’s board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect. In voting on each and every issue, Glass Lewis shall vote in the prudent and diligent fashion and only after a careful evaluation of the issue presented on the ballot.

Checks and Balances. Periodically, Herndon Cap will:

1.	Spot check to verify that proxies received have been voted in a manner consistent with the Proxy Voting Policies and Procedures and the guidelines (if any) issued by the client, or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries;

2.	Provide a proxy voting report to those clients that request it; in a manner consistent with the client’s request, which may vary.

     Herndon Cap through Glass Lewis will provide investment company clients with the information necessary to comply with filing requirements of Form N-PX on a timely basis.

* * * *

Killen

Proxy Voting Policies and Procedures
     TKG, Inc. recognizes that the act of managing assets of clients consisting of common stock includes the voting of proxies related to the stock. Where a client has delegated the power to vote portfolio securities in his or her account, TKG, Inc. will vote the proxies in a manner that it believes is in the best interests of the client. Where TKG, Inc. has such responsibility, it has implemented these Proxy Voting Policies and Procedures.

Proxy Voting
     The Chief Operating Officer shall identify those client accounts that TKG, Inc. is responsible for voting proxies.

     The Chief Operating Officer shall maintain a log or otherwise create a record that lists those clients where TKG, Inc. exercises proxy voting authority.

Proxy Voting Guidelines
     TKG, Inc. shall vote proxies related to securities held by any client in a manner believed to be in the best interests of the client. In voting on each and every issue, TKG, Inc. shall vote in a prudent and diligent fashion and only after a careful evaluation of the issue presented on the ballot.

Proxy Voting Conflicts of Interest
     TKG, Inc. recognizes that conflicts between itself and clients may arise in voting the proxies of public companies and that these conflicts must be addressed. The Chief Operating Officer is responsible for identifying potential conflicts of interest in regard to the proxy voting process. Where appropriate, TKG, Inc. will use one of the following methods to resolve such conflicts, provided such method results in a decision to vote the proxies that is based on the clients’ best interest and is not the product of the conflict:

provide the client with sufficient information regarding the shareholder vote and TKG, Inc.’s potential conflict to the client and obtain the client’s consent before voting; or

request the client to engage another party to determine how the proxies should be voted.

     The Killen Group has adopted the following guidelines to assist in voting proxies:

Policy Overview

     The primary goal of The Killen Group is to maximize the economic value of the investments that we make for our individual clients and for our mutual fund shareholders. We believe that this goal is primarily achieved through the purchase and sale of investment securities. Another means by which we fulfill our obligation to our clients is by diligently exercising our responsibility to vote proxies. The latter responsibility can be an effective method of ensuring proper corporate governance on the part of a company’s directors and management.

     The keystone to The Killen Group’s investment style is its reliance on in-depth research prior to purchasing an investment. Part of this process involves a review of the prospective company’s management team and its past record of corporate governance. As a consequence, for those companies that are eventually approved for purchase, we are more likely than not to support recommendations of the board of directors when voting proxies. In the final analysis, however, we will vote proxies in a prudent and diligent fashion after careful evaluation of the issues and in a manner that we believe will result in maximizing the long-term value of the investment to our clients.

     We have developed the following guidelines to assist in deciding how to vote on certain issues. We may, however, vary from these guidelines if there is, in our opinion, a compelling reason to do so. In the latter case, the rationale for deviating from the guidelines will be documented and a record of the action maintained.

Boards of Directors

     We believe that a majority of directors should be independent and that the audit, compensation and nominating committees should consist solely of independent directors and will vote in favor of proposals that ensure such independence. We generally support separating the positions of chairman and chief executive officer. We support proposals that provide that directors be elected on an affirmative vote of the majority of votes cast.

     Notwithstanding the above, the failure of a company to have a majority of independent directors or all independent directors on key committees or to separate the positions of chairman and chief executive officer may not cause The Killen Group to vote against a director if, in our judgment, the individual’s interests are closely aligned with those of shareholders.

     Generally, The Killen Group will vote for those nominees recommended by the board of directors after considering such factors as board meeting attendance, compensation from the company for services other than board membership, nominees that are party to an interlocking directorship and the nominee’s past support of principles of good corporate governance.

Auditors

     We believe the relationship between a public company and its auditors should be limited to the audit engagement and closely related activities that do not raise any question of compromised independence. We will vote in favor of proposals to prohibit or limit fees paid to auditors for non-audit services.

Executive Compensation

     We believe that equity based compensation plans approved by a company’s shareholders can be an effective way of aligning the interests of shareholders and management. However, we will vote against such plans that substantially dilute our ownership interest, that appear to be excessively generous, that have below market value exercise prices on the date of issuance or that allow the re-pricing of underwater stock options without shareholder approval. We will normally vote in favor of proposals to require the expensing of options. We will generally oppose proposals that give shareholders the right to vote on executive compensation as we believe this could create a competitive disadvantage for the company.

Shareholder Rights

     The Killen Group supports all shareholders having an equal opportunity to effect change at the company in which they have invested. Consequently, we will normally vote against proposals for super majority voting rights, against the adoption of poison pill plans and against proposals for different classes of stock with different voting rights.

Capital Structure

     Proposals to change a company’s corporate structure may include common or preferred stock authorizations, share repurchase programs, stock splits (or reverse splits) and debt authorizations. We will generally vote with management’s recommendations so long as they appear to be aligned with the best interests of shareholders, do not appear to be an anti-takeover device or intended to entrench current management and do not create an excessive debt burden. Because it is principally believed to be an anti-takeover device, we will generally vote against proposals to establish a staggered board. However, we will not necessarily vote against the re-election of a staggered board.

Social Responsibility

     Although The Killen Group believes corporations have an obligation to be responsible corporate citizens, we generally will not support social, environmental or political initiatives if they can not be shown to have a positive economic impact on the company.

Restructurings, Mergers and Acquisitions

     When shareholders are asked to vote on restructurings, mergers, acquisitions and similar proposals, it is because they are material to the ongoing nature and health of the company and require the analysis of multiple factors. Accordingly, The Killen Group will weigh each such proposal on a case by case basis.

Conflict of Interest

     Any committee member who is affiliated in any manner with the issuer of a proxy, including stock ownership, directorship or employment of a family member, shall not participate in the decision on the proxy.

     In addition, if The Killen Group has a business relationship, as defined below, with the issuer of a proxy and there is a proxy contest, the proxy will be referred to a proxy service, selected by the Fund’s outside legal counsel, for a vote.

     A business relationship will be considered to exist if The Killen Group provides advisory services to the issuer, to a person or persons who owns 5% or more of the issuer’s stock or to the chief executive or financial officers of the issuer.

Records

     Proxy records for each account shall be maintained by the Research Department and shall include information specified on Form N-PX as required by Rule 30b1-4 of the Investment Company Act. The records shall be preserved for at least six years. Proxy information shall be recorded even if The Killen Group abstains from voting.

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Alger

I. Overview

Fred Alger Management, Inc. (“Alger”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), generally has discretionary authority over its clients’ accounts and is responsible for voting proxies of securities held in client accounts for which clients have given Alger voting authority. Alger views the responsibility its clients have entrusted to it seriously and has developed the following policies and procedures to ensure that proxies are voted in its clients’ best interests.

Rule 206(4)-6 of the Advisers Act requires registered investment advisers, which have discretionary authority to vote the proxies held in their clients’ accounts, to (1) adopt and implement written policies and procedures reasonably designed to ensure that they vote proxies in the best interests of their clients; (2) describe their proxy voting policies and procedures to their clients and upon request, provide copies of such policies and procedures; and (3) disclose to clients how they may obtain information on how the investment adviser voted their proxies.

Rule 204-2 of the Advisers Act requires that registered investment advisers maintain records of its proxy voting policies and procedures; proxy statements received; votes cast on behalf of clients; client requests for proxy voting information; and documents prepared by the investment adviser that were material to making a voting decision.

II. Proxy Voting Process

Alger’s Trade Account Administration group is responsible for supervising the proxy voting process; setting up new accounts; determining the accounts for which Alger has proxy voting responsibilities; and maintaining appropriate proxy voting policies and procedures and records.

Certain clients authorize Alger to vote the proxies of securities held in their accounts. Alger has delegated its proxy voting authority for such clients to Institutional Shareholder Services Inc. ("ISS"), a leading proxy voting service provider. ISS issues voting recommendations and casts votes on the proxies based strictly on a predetermined voting policy intended to vote proxies in the clients’ best interests. To view ISS’s proxy voting policy go to www.issgovernance.com and proceed to the policy gateway tab. ISS evaluates how a proxy item will affect shareholders' interests, and recommends votes intended to serve shareholders' best interests.

Additionally, some clients may have their own specific proxy voting guidelines. For such clients, Alger delegates the voting authority to ISS, based on the clients’ instructions. A number of clients have notified Alger that they will vote the proxies for their accounts. Alger does not take any action with respect to proxy voting for these clients.

Alger’s Trade Account Administration group monitors ISS at least monthly to review upcoming shareholder meetings and to verify that proxies for the previous month were voted. Alger has access to ISS through a website that indicates when a proxy vote is due, provides an analysis of each proxy proposal, and indicates how ISS intends to vote the proxy based on its proxy policies.

An Alger analyst recommending an override of ISS's voting recommendation must submit a written proposal to Alger’s Chief Investment Officer (“CIO”) outlining the reasons for the override. The CIO will make the voting determination. Alger's Chief Compliance Officer will determine whether any conflicts exist. If not, the Trade Account Administration group will notify ISS of Alger’s vote. If a conflict does exist, the Chief Administrative Officer and Chief Compliance Officer will confer with Alger’s Chief Legal Officer, who will determine how to cast the vote. All determinations will be documented and reviewed by the Compliance & Controls Committee.

Alger or ISS, on Alger’s behalf, maintains records of proxy statements received; votes cast on behalf of clients; client requests for proxy voting information; and documents prepared by the respective investment adviser that were material to making a voting decision. Such records are maintained in an easily accessible place for a period of not less than 5 years in an appropriate office of Alger or ISS. In the event that ISS maintains such records, ISS will provide such records to Alger promptly upon Alger’s request.

III. Conflicts of Interest

ISS issues voting recommendations and casts proxy votes strictly in accordance with its pre-determined proxy voting guidelines, which Alger believes are in the best interests of its clients. ISS will generally disclose any conflicts of interest it has, and recommend a vote that follows its proxy voting policies. To the extent ISS has a material conflict of interest with the company whose proxies are at issue, it may recuse itself from voting proxies. In such cases, Alger will vote those proxies strictly in accordance with ISS' pre-determined proxy voting guidelines with due consideration for the clients’ best interests.

IV. Client Disclosure

Alger will provide its clients with a description of its proxy voting policies and procedures; disclose to clients that they may obtain ISS' actual proxy voting policies and procedures by accessing www.issgovernance.com and proceeding to the policy gateway tab; and disclose to clients that they may obtain information about ISS' proxy voting policies and how the investment adviser voted their proxies by calling toll-free (800) 223-3810. Such description and disclosure will be provided by mail. The Trade Account Administration group will provide clients with records of how the investment adviser voted their proxies upon request.

V. How to Obtain Further Information

For mutual fund shareholders, Alger’s voting record is available at www.alger.com. For separate accounts, please contact your Client Service Manager (212) 806-8800.

* * * *

Wellington Management

Wellington Management Company, LLP

Global Proxy Voting Guidelines

Introduction

     Upon a client’s written request, Wellington Management Company, LLP (“Wellington Management”) votes securities that are held in the client’s account in response to proxies solicited by the issuers of such securities. Wellington Management established these Global Proxy Voting Guidelines to document positions generally taken on common proxy issues voted on behalf of clients.

     These guidelines are based on Wellington Management’s fiduciary obligation to act in the best economic interest of its clients as shareholders. Hence, Wellington Management examines and votes each proposal so that the long-term effect of the vote will ultimately increase shareholder value for our clients. Because ethical considerations can have an impact on the long-term value of assets, our voting practices are also attentive to these issues and votes will be cast against unlawful and unethical activity. Further, Wellington Management’s experience in voting proposals has shown that similar proposals often have different consequences for different companies. Moreover, while these Global Proxy Voting Guidelines are written to apply globally, differences in local practice and law make universal application impractical. Therefore, each proposal is evaluated on its merits, taking into account its effects on the specific company in question, and on the company within its industry. It should be noted that the following are guidelines, and not rigid rules, and Wellington Management reserves the right in all cases to vote contrary to guidelines where doing so is judged to represent the best economic interest of its clients.

     Following is a list of common proposals and the guidelines on how Wellington Management anticipates voting on these proposals. The “(SP)” after a proposal indicates that the proposal is usually presented as a Shareholder Proposal.

Voting Guidelines

Composition and Role of the Board of Directors

6.	Election of Directors:	Case-by-Case

We believe that shareholders’ ability to elect directors annually is the most important right shareholders have. We generally support management nominees, but will withhold votes from any director who is demonstrated to have acted contrary to the best economic interest of shareholders. We may also withhold votes from directors who failed to implement shareholder proposals that received majority support, implemented dead-hand or no-hand poison pills, or failed to attend at least 75% of scheduled board meetings.

7.	Classify Board of Directors:	Against

We will also vote in favor of shareholder proposals seeking to declassify boards.

8.	Adopt Director Tenure/Retirement Age (SP):	Against

9.	Adopt Director & Officer Indemnification:	For

We generally support director and officer indemnification as critical to the attraction and retention of qualified candidates to the board. Such proposals must incorporate the duty of care.

10.	Allow Special Interest Representation to Board (SP):	Against

11.	Require Board Independence:	For

We believe that, in the absence of a compelling counter-argument or prevailing market norms, at least 65% of a board should be comprised of independent directors, with independence defined by the local market regulatory authority. Our support for this level of independence may include withholding approval for non-independent directors, as well as votes in support of shareholder proposals calling for independence.

12.	Require Key Board Committees to be Independent.	For

Key board committees are the Nominating, Audit, and Compensation Committees. Exceptions will be made, as above, in respect of local market conventions.

13.	Require a Separation of Chair and CEO or Require a Lead Director (SP):	Case-by-Case

We will generally support management proposals to separate the Chair and CEO or establish a Lead Director.

14.	Approve Directors’ Fees:	For

15.	Approve Bonuses for Retiring Directors:	Case-by-Case

16.	Elect Supervisory Board/Corporate Assembly:	For

17.	Elect/Establish Board Committee:	For

18.	Adopt Shareholder Access/Majority Vote on Election of Directors (SP):	Case-by-Case

We believe that the election of directors by a majority of votes cast is the appropriate standard for companies to adopt and therefore generally will support those proposals that seek to adopt such a standard. Our support for such proposals will extend typically to situations where the relevant company has an existing resignation policy in place for directors that receive a majority of “withhold” votes. We believe that it is important for majority voting to be defined within the company’s charter and not simply within the company’s corporate governance policy.

Generally we will not support proposals that fail to provide for the exceptional use of a plurality standard in the case of contested elections. Further, we will not support proposals that seek to adopt a majority of votes outstanding (i.e., total votes eligible to be cast as opposed to actually cast) standard.

Management Compensation

19.	Adopt/Amend Stock Option Plans:	Case-by-Case

20.	Adopt/Amend Employee Stock Purchase Plans:	For

21.	Approve/Amend Bonus Plans:	Case-by-Case

In the US, Bonus Plans are customarily presented for shareholder approval pursuant to Section 162(m) of the Omnibus Budget Reconciliation Act of 1992 (“OBRA”). OBRA stipulates that certain forms of compensation are not tax deductible unless approved by shareholders and subject to performance criteria. Because OBRA does not prevent the payment of subject compensation, we generally vote “for” these proposals. Nevertheless, occasionally these proposals are presented in a bundled form seeking 162 (m) approval and approval of a stock option plan. In such cases, failure of the proposal prevents the awards from being granted. We will vote against these proposals where the grant portion of the proposal fails our guidelines for the evaluation of stock option plans.

22.	Approve Remuneration Policy:	Case-by-Case

23.	To approve compensation packages for named executive officers:	Case-by-Case

24.	To determine whether the compensation vote will occur every 1, 2 or 3 years:	1 Year

25.	Exchange Underwater Options:	Case-by-Case

We may support value-neutral exchanges in which senior management is ineligible to participate.

26.	Eliminate or Limit Severance Agreements (Golden Parachutes):	Case-by-Case

We will oppose excessively generous arrangements, but may support agreements structured to encourage management to negotiate in shareholders’ best economic interest.

27.	To approve golden parachute arrangements in connection with certain corporate transactions:	Case-by-Case

28.	Shareholder Approval of Future Severance Agreements Covering Senior Executives (SP):	Case-by-Case

We believe that severance arrangements require special scrutiny, and are generally supportive of proposals that call for shareholder ratification thereof. But, we are also mindful of the board’s need for flexibility in recruitment and retention and will therefore oppose limitations on board compensation policy where respect for industry practice and reasonable overall levels of compensation have been demonstrated.

29.	Expense Future Stock Options (SP):	For

30.	Shareholder Approval of All Stock Option Plans (SP):	For

31.	Disclose All Executive Compensation (SP):	For

Reporting of Results

32.	Approve Financial Statements:	For

33.	Set Dividends and Allocate Profits:	For

34.	Limit Non-Audit Services Provided by Auditors (SP):	Case-by-Case

We follow the guidelines established by the Public Company Accounting Oversight Board regarding permissible levels of non-audit fees payable to auditors.

35.	Ratify Selection of Auditors and Set Their Fees:	Case-by-Case

We will generally support management’s choice of auditors, unless the auditors have demonstrated failure to act in shareholders’ best economic interest.

36.	Elect Statutory Auditors	Case-by-Case

37.	Shareholder Approval of Auditors (SP):	For

Shareholder Voting Rights

38.	Adopt Cumulative Voting (SP):	Against

We are likely to support cumulative voting proposals at “controlled” companies (i.e., companies with a single majority shareholder), or at companies with two-tiered voting rights.

39.	Shareholder Rights Plans	Case-by-Case

Also known as Poison Pills, these plans can enable boards of directors to negotiate higher takeover prices on behalf of shareholders. However, these plans also may be misused to entrench management. The following criteria are used to evaluate both management and shareholder proposals regarding shareholder rights plans.

     We generally support plans that include:

              Shareholder approval requirement
              Sunset provision
              Permitted bid feature (i.e., bids that are made for all shares and demonstrate evidence of financing must be submitted to a shareholder vote).
Because boards generally have the authority to adopt shareholder rights plans without shareholder approval, we are equally vigilant in our assessment of requests for authorization of blank check preferred shares (see below).

40.	Authorize Blank Check Preferred Stock:	Case-by-Case

We may support authorization requests that specifically proscribe the use of such shares for anti-takeover purposes.

41.	Eliminate Right to Call a Special Meeting:	Against

42.	Establish Right to Call a Special Meeting or Lower Ownership Threshold to Call a Special Meeting (SP):	Case-by-Case

43.	Increase Supermajority Vote Requirement:	Against

We likely will support shareholder and management proposals to remove existing supermajority vote requirements.

44.	Adopt Anti-Greenmail Provision:	For

45.	Adopt Confidential Voting (SP):	Case-by-Case

We require such proposals to include a provision to suspend confidential voting during contested elections so that management is not subject to constraints that do not apply to dissidents.

46 .	Remove Right to Act by Written Consent:	Against

Capital Structure

47.	Increase Authorized Common Stock:	Case-by-Case

We generally support requests for increases up to 100% of the shares currently authorized. Exceptions will be made when the company has clearly articulated a reasonable need for a greater increase. Conversely, at companies trading in less liquid markets, we may impose a lower threshold.

48.	Approve Merger or Acquisition:	Case-by-Case

49.	Approve Technical Amendments to Charter:	Case-by-Case

50.	Opt Out of State Takeover Statutes:	For

51.	Authorize Share Repurchase:	For

52.	Authorize Trade in Company Stock:	For

53.	Approve Stock Splits:	Case-by-Case

We approve stock splits and reverse stock splits that preserve the level of authorized, but unissued shares.

54.	Approve Recapitalization/Restructuring:	Case-by-Case

55.	Issue Stock with or without Preemptive Rights:	Case-by-Case

56.	Issue Debt Instruments:	Case-by-Case

Environmental and Social Issues

We expect portfolio companies to comply with applicable laws and regulations with regards to environmental and social standards. We evaluate shareholder proposals related to environmental and social issues on a case-by-case basis.

57.	Disclose Political and PAC Gifts (SP):	Case-by-Case

58.	Report on Sustainability (SP):	Case-by-Case

Miscellaneous

59.	Approve Other Business:	Against

60.	Approve Reincorporation:	Case-by-Case

61.	Approve Third-Party Transactions:	Case-by-Case

Dated: March 8, 2012

Westwood

PROXY VOTING

Policy

Westwood, as a matter of policy and as a fiduciary to our clients, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.

Firm Specific Policy

Westwood has engaged Broadridge for assistance with the proxy voting process for our clients. Broadridge is a leading provider of full service proxy voting services to the global financial industry. Westwood has also engaged Glass Lewis for assistance with proxy research and analysis. Glass Lewis provides complete analysis and voting recommendations on all proposals and is designed to assist investors in mitigating risk and improving long-term value. In most cases, we agree with Glass Lewis’s recommendations, however, ballots are reviewed bi-monthly by our analysts and we may choose to vote differently than Glass Lewis if we believe it in the best interest of our clients.

Responsibility

Westwood’s Vice President, Senior Performance Analyst has the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

Background

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Procedure

Westwood has adopted the following procedures to implement the firm’s policy:

Proxy Voting Records. With respect to proxy record keeping, Westwood maintains complete files for all clients. These files include a listing of all proxy material sent on behalf of our clients along with individual copies of each response. Client access to these files can be arranged upon request. A summary of voting is sent to each client on an annual basis.

Voting Procedures

62.	Westwood has engaged Broadridge and Glass Lewis for assistance with the proxy voting process for our clients.

63.	All proxy materials that Westwood is responsible for voting on behalf of clients shall be forwarded to Broadridge;

64.	Westwood’s analysts review the Glass Lewis proxy voting recommendations on a bi-monthly basis. The analyst may choose to vote differently than Glass Lewis if the analyst believes it is in the best interest of the client;

65.	If Westwood chooses to vote differently than Glass Lewis, then Westwood will overwrite the Glass Lewis recommendation on the ProxyEdge platform. If Westwood agrees with the Glass Lewis recommendations, no action is necessary;

66.	Broadridge will complete the proxy and mail the proxy in a timely and appropriate manner.

Disclosure

67.	Westwood will provide conspicuously displayed information in its Disclosure Document summarizing this proxy voting policy and procedures, including a statement that clients may request a proxy voting summary information regarding how Westwood voted a client’s proxies, and that clients may request a copy of these policies and procedures.

68.	The Vice President, Senior Performance Analyst will also send a copy of this summary to all existing clients who have previously received Westwood’s Disclosure Document; or the Vice President, Senior Performance Analyst may send each client the amended Disclosure Document. Either mailing shall highlight the inclusion of information regarding proxy voting.

Client Requests for Information

69.	All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to the Vice President, Senior Performance Analyst.

70.	In response to any request the Vice President, Senior Performance Analyst will prepare a written response to the client with the information requested, and as applicable will include the name of the issuer, the proposal voted upon, and how Westwood voted the client’s proxy with respect to each proposal about which client inquired.

Voting Guidelines

71.	Westwood has engaged Broadridge and Glass Lewis for assistance with the proxy voting process for our clients. The Glass Lewis Proxy Voting Guidelines are attached as Exhibit H.

72.	Westwood analysts will review the Glass Lewis proxy voting recommendations bi-monthly using the following guidelines:

73.	Westwood will vote proxies in the best interests of each particular client.

74.	Westwood’s policy is to vote all proxies from a specific issuer the same way for each client absent qualifying restrictions from a client.

75.	Clients are permitted to place reasonable restrictions on Westwood’s voting authority in the same manner that they may place such restrictions on the actual selection of account securities.

Conflicts of Interest

76.	Westwood will identify any conflicts that exist between the interests of the adviser and the client by reviewing the relationship of Westwood with the issuer of each security to determine if Westwood or any of its employees has any financial, business or personal relationship with the issuer.

77.	If a material conflict of interest exists, the Vice President, Senior Performance Analyst will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through the objective means of voting consistent with the independent third party Glass Lewis voting recommendations.

78.	Westwood will maintain a record of the voting resolution of any conflict of interest.

Recordkeeping. The Vice President, Senior Performance Analyst shall retain the following proxy records in accordance with the SEC’s five-year retention requirement:

79.	These policies and procedures and any amendments;

80.	A proxy voting summary from Broadridge;

81.	Any document Westwood created that was material to making a decision to vote in opposition to Glass Lewis’ recommendation, or that memorializes any such decision; and

82.	A copy of each written request from a client for a proxy voting summary, and a copy of any written response.

* * * *

PIMCO

These proxy voting policies and procedures (“Policies and Procedures”) are intended to foster PIMCO’s compliance with its fiduciary obligations and applicable law. These Policies and Procedures apply to any voting or consent rights with respect to securities held in accounts over which PIMCO has discretionary voting authority.3

PIMCO will vote proxies in accordance with these Policies and Procedures for each of its clients unless expressly directed by a client in writing to refrain from voting that client’s proxies. PIMCO’s authority to vote proxies on behalf of its clients results from its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client’s assets.

____________________

3 Voting or consent rights shall not include matters which are primarily decisions to buy or sell investments, such as tender offers, exchange offers, conversions, put options, redemptions, and Dutch auctions.

A.	General Statements of Policy

These Policies and Procedures are designed in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO’s clients. As a general matter, when PIMCO has proxy voting authority, PIMCO has a fiduciary obligation to monitor corporate events and to vote all client proxies that come to its attention. If it is consistent with PIMCO’s contractual obligations to the client, however, PIMCO may determine not to vote a proxy if it believes that: (1) the effect on the client’s economic interests or the value of the portfolio holding is insignificant in relation to the client’s account; (2) the cost of voting the proxy outweighs the possible benefit to the client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the ability of the portfolio manager (“PM”) to effect trades in the related security; or (3) the Legal and Compliance department has determined that it is consistent with PIMCO’s fiduciary obligations not to vote.

B.	Conflicts of Interest

	1.	Identification of Material Conflicts of Interest

		a)	In General. PIMCO has a fiduciary obligation to vote all client proxies in good faith and in the best interests of the client. Conflicts of interest, however, may, or may appear to, interfere with PIMCO’s ability to vote proxies in accordance with this fiduciary standard. Actual or potential conflicts of interest when PIMCO votes client proxies could arise in many ways, such as (i) if PIMCO has a material business relationship with the issuer to which the proxy relates; (ii) if a credit analyst assigned to recommend how to vote a fixed income proxy or a PM responsible for voting proxies has a material personal or business relationship with the issuer; (iii) if PIMCO clients have divergent interests in the proxy vote; and (iv) if the PM voting a proxy becomes aware of a material business relationship between the issuer and a PIMCO affiliate before voting.

PIMCO seeks to prevent conflicts of interest from interfering with its voting of client proxies by identifying such conflicts and resolving them as described in these Policies and Procedures.

b)

Equity Securities.[4] PIMCO has retained an Industry Service Provider (“ISP”)[5] to provide recommendations on how to vote proxies with respect to Equity Securities. PIMCO will follow the recommendations of the ISP unless: (i) the ISP is unable to vote a proxy (such as if the ISP has a disabling conflict of interest); or (ii) a PM decides to override the ISP’s voting recommendation. In either such case as described below, the Legal and Compliance department will review the proxy to determine whether a material conflict of interest, or the appearance of one, exists. Each PM has a duty to disclose to the Legal and Compliance department any potential, actual or apparent material conflict of interest known to the PM relating to a proxy vote in relation to an equity security (whether the proxy will be voted by the ISP or PIMCO). If no potential, actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance department, the proxy may be voted by the responsible PM in good faith and in the best interests of the client.

If a potential, actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by a conflicts committee (“Conflicts Committee”); (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s) approved by the Legal and Compliance department. See Section B.2 below.

c)

Fixed Income Securities. PIMCO’s Credit Research Group is responsible for issuing recommendations on how to vote proxies and consents (collectively referred to herein as proxies) with respect to fixed income securities. Each member of the Credit Research Group assigned to issue a voting recommendation has a duty to disclose to the Legal and Compliance department any such potential, actual or apparent material conflict of interest known to such person relating to that voting recommendation. If no such potential, actual or apparent material conflict of interest is disclosed to the Legal and Compliance department, the Credit Research Group may issue a recommendation as to how to vote the proxy. If such a potential, actual or apparent material conflict is disclosed to the Legal and Compliance department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by the Conflicts Committee; (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s) approved by the Legal and Compliance department. See Section B.2 below.

Where the Credit Research Group issues a recommendation, PIMCO will follow the recommendation, unless a PM decides to override the Credit Research Group’s voting recommendation. If a PM decides to override the recommendation, the Legal and Compliance department may review the proxy to determine whether a material conflict of interest, or the appearance of one, exists with respect to the PM’s voting of the proxy. Each PM has a duty to disclose to the Legal and Compliance department, any potential, actual or apparent material conflict of interest known to the PM relating to a proxy vote. If no such potential, actual or apparent material conflict of interest is identified by, or disclosed to, the Legal and Compliance department, the proxy may be voted by the responsible PM in good faith and in the best interests of the client. If such a potential, actual or apparent material conflict is identified by, or disclosed to, the Legal and Compliance department, it will be resolved either by applying: (i) the policies and procedures set forth herein; (ii) a protocol previously established by the Conflicts Committee; (iii) a direct decision of the Conflicts Committee; or (iv) such other procedure(s) approved by the Legal and Compliance department. See Section B.2 below.

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4 The term “equity securities” means common and preferred stock; it does not include debt securities convertible into equity securities.

5 The ISP for Equity Securities proxy voting is Institutional Shareholder Services (“ISS”), Inc., One Chase Manhattan Plaza, 44th Floor, New York, NY 10005.

2.	Resolution of Identified Conflicts of Interest

	a)	Equity Securities Voted by ISP. The ISP, an independent research and voting service, makes voting recommendations for proxies relating to equity securities in accordance with ISP’s guidelines which have been adopted by PIMCO (“ISP Guidelines”). PIMCO has determined to follow the ISP Guidelines. By following the guidelines of an independent third party, PIMCO intends to eliminate any conflict of interest PIMCO may have with respect to proxies covered by the ISP.

	b)	Fixed Income Securities. By following the recommendations of the Credit Research Group, PIMCO intends to eliminate any conflict of interest that might arise if a PM voted a fixed income proxy for a client account.

If a material conflict of interest (or the appearance of one) with respect to the Credit Research analyst issuing a voting recommendation is disclosed to the Legal and Compliance department, such conflict will be resolved either by: (i) applying the policies and procedures set forth herein; (ii) applying a protocol previously established by the Conflicts Committee; (iii) if no such protocol covers the conflict at hand, elevation to the Conflicts Committee for direct resolution by it; or (iv) applying such other procedure(s) approved by the Legal and Compliance department. The Legal and Compliance department will record the manner in which each such conflict is resolved (including, in the case of direct resolution by the Conflicts Committee, the procedure applied by the Conflicts Committee).

	c)	All Securities Not Voted Pursuant to a recommendation of the ISP or Credit Research Group. The following applies to: (i) proxies received in relation to securities for which the ISP or the Credit Research Group (as applicable) is unable to provide recommendations on how to vote; and (ii) proxies for which, as described below, a PM determines to override the ISP’s or Credit Research Group’s (as applicable) voting recommendation. In each case, such proxy will be reviewed by the Legal and Compliance department to determine whether a material conflict of interest, or the appearance of one, exists with respect to the voting of such proxy by the responsible PM. If no such material conflict of interest (or appearance of one) is identified by, or disclosed to, the Legal and Compliance department, the proxy will be voted by the responsible PM in good faith and in the best interest of the client.

If such a material conflict of interest (or the appearance of one) is identified by, or disclosed to, the Legal and Compliance department, such conflict will be resolved either by: (i) applying the policies and procedures set forth herein; (ii) applying a protocol previously established by the Conflicts Committee; (iii) if no such protocol covers the conflict at hand, elevation to the Conflicts Committee for direct resolution by it; or (iv) applying such other procedure(s) approved by the Legal and Compliance department. The Legal and Compliance department will record the manner in which each such conflict is resolved (including, in the case of direct resolution by the Conflicts Committee, the procedure applied by the Conflicts Committee).

d)	Methods for Resolving Identified Conflicts of Interest.

	1)	Conflicting Client Interests. Where the conflict at issue has arisen because PIMCO clients have divergent interests, the applicable PM or another PM may vote the proxy as follows:

  If the conflict exists between the accounts of one or more PMs on the one hand, and accounts of one or more different PMs on the other, each PM (if the conflict does not also exist among the PM’s accounts) will vote on behalf of his or her accounts in such accounts’ best interests.

  If the conflict exists among the accounts of a PM, such PM shall notify the Legal and Compliance department and the head of the PM’s desk (or such PM’s manager, if different). The desk head or manager of such PM will then designate another PM without a conflict to vote on behalf of those accounts.

	2)	Direct Resolution by the Conflicts Committee. When a conflict is brought to the Conflicts Committee for direct resolution, the Conflicts Committee will seek to mitigate the actual or apparent conflict in the best interest of clients by, for example:

  Permitting the applicable PM to vote after receiving the consent of the client after providing notice and disclosure of the conflict to that client; or

  Voting the proxy in accordance with the recommendation of, or delegating the vote to, an independent third-party service provider; or

  Having the client direct the vote (and, if deemed appropriate by the Conflicts Committee, suggesting that the client engage another party to assist the client in determining how the proxy should be voted).

In considering the manner in which to mitigate a material conflict of interest, the Conflicts Committee may consider various factors, including:

  The extent and nature of the actual or apparent conflict of interest;

  If the client is a fund, whether it has an independent body (such as a board of directors) that is willing to give direction to PIMCO;

The nature of the relationship of the issuer with PIMCO (if any);

  Whether there has been any attempt to directly or indirectly influence PIMCO’s voting decision; and

  Whether the direction of the proposed vote would appear to benefit PIMCO, a related party or another PIMCO client.

	3)	The Conflicts Committee Protocol. To permit the more efficient resolution of conflicts of interest, the Conflicts Committee may establish a protocol (the “Conflicts Committee Protocol”) that directs the methods of resolution for specific types of conflicts, provided that such methods comply with Section B.2. Once a protocol has been established for a certain type of conflict, unless otherwise approved in writing by the Legal and Compliance department, all conflicts of that type will be resolved pursuant to the protocol, subject to the Conflict Committee’s ability to rescind or amend such protocol.

e)	Investments by Clients in Affiliated Funds. Conflicts of interest with respect to the voting of proxies may also arise when PIMCO-managed separate accounts, funds or other collective investment vehicles are shareholders of PIMCO-affiliated funds that are the subject of proxies. PIMCO will vote client proxies relating to a PIMCO-affiliated fund in accordance with the offering or other disclosure documents for the PIMCO-managed separate account, fund or other investment vehicle holding shares of the PIMCO-affiliated fund. Where such documents are silent on the issue, PIMCO will vote client proxies relating to a PIMCO-affiliated fund by “echoing” or “mirroring” the vote of the other shareholders in the underlying funds or by applying the conflicts resolution procedures set forth in Section B.2.

f)	Information Barriers. To reduce the occurrence of actual or apparent conflicts of interest, PIMCO and PIMCO’s agents are prohibited from disclosing information regarding PIMCO’s voting intentions to any affiliate other than PIMCO-named affiliates.

C.	Proxy Voting Process

PIMCO’s process for voting proxies with respect to equity and other securities is described below.

	1.	Proxy Voting Process: Equity Securities

a)

The Role of the ISP. PIMCO has selected the ISP to assist it in researching and voting proxies. The ISP researches the financial implications of proxy proposals and assists institutional investors with casting votes in a manner intended to protect and enhance shareholder returns, consistent with the particular guidelines of the institutional investor. PIMCO utilizes the research and analytical services, operational implementation and recordkeeping and reporting services provided by the ISP with respect to proxies relating to equity securities.

The ISP will provide a recommendation to PIMCO as to how to vote on each proposal based on its research of the individual facts and circumstances of each proposal and its application to the ISP Guidelines. Except for newly established accounts that have not yet migrated to the ISP’s systems, the ISP will cast votes as PIMCO’s agent on behalf of clients in accordance with its recommendations, subject to any override of such recommendation by the PM. For accounts not yet migrated to the ISP’s system, PIMCO Operations will manually cast votes in accordance with the ISP’s recommendations, subject to any override of such recommendations by the PM.

		b)	Overrides of ISP’s Recommendations.

1)

Portfolio Manager Review. Each PM is responsible for reviewing proxies relating to equity securities and determining whether to accept or reject the recommendation of the ISP, in accordance with the best interests of the client. If a PM determines that overriding the recommendation of the ISP would be in the best interests of the client based on all the facts and circumstances, the PM, with the assistance of the Operations Group, as appropriate, must prepare or arrange for the preparation of a report (the “Override Report”) containing the information set forth below and any other information the PM and the Legal and Compliance department deem relevant:

Name and ticker symbol of issuer;

Percentage of the outstanding shares of the issuer held;

The name(s) of the fund(s) or account(s) holding the securities;

A summary of the proposal;

The date of the shareholder meeting and the response deadline;

Whether the proposal is being made by management or a shareholder;

Management’s recommendation with respect to the proposal;

The ISP recommendation with respect to the proposal;

The reasoning behind the PM’s decision to recommend the override;

Whether the PM is aware of any actual or apparent conflict of interest with respect to the issuer or proponent of the proposal (see Section B above). The PM should explain any such actual or apparent conflicts; and

Whether the PM has been contacted by an outside party regarding the vote.

		2)	Compliance Review. The Legal and Compliance department will review the Override Report to determine whether an actual or apparent conflict of interest exists with respect to the vote. If the Legal and Compliance department determines that no such conflict of interest exists, the PM’s recommendation will be implemented. If the Legal and Compliance department determines that such a conflict of interest exists, the conflict will be resolved in accordance with the policies described above in Section B.2 of these Policies and Procedures. In no event will PIMCO abstain from a vote solely to avoid a conflict of interest.

		3)	Override. If the result of this process is a decision to vote differently than proposed by the ISP, the PM, with the assistance of the Operations Group, will inform the ISP of the voting decision for implementation by the ISP.

	c)	When the ISP Does Not Provide a Recommendation. In certain circumstances, the ISP, as a result of technical or other difficulties, may be unable to provide a recommendation with respect to a client proxy. Where the ISP is unable to provide a recommendation for an equity security proxy, PIMCO shall vote such proxy in accordance with Section C.3.

2.	Proxy Voting Process: Fixed Income Securities

	a)	The Role of the Credit Research Group. The Credit Research Group is responsible for researching and issuing proxy voting recommendations with respect to fixed income securities. The Credit Research Group researches the financial implications of proxy proposals and makes voting recommendations specific for each account that holds the related fixed income security.

The Credit Research Group will provide a recommendation, for each account, as to how to vote on each proposal based on the needs of the account and the Credit Research Group’s research of the individual facts and circumstances of each proposal. PIMCO Operations will manually cast votes in accordance with the Credit Research Group’s recommendations, subject to any override of such recommendations by the PM.

b)	Overrides of the Credit Research Group’s Recommendations.

	1)	Portfolio Manager Review. Each PM is responsible for reviewing proxies relating to fixed income securities and determining whether to accept or reject the recommendation of the Credit Research Group, in accordance with the best interests of the client. If a PM determines that overriding the recommendation of the Credit Research Group would be in the best interests of the client based on all the facts and circumstances, the PM, with the assistance of the Operations Group, as appropriate, must prepare or arrange for the preparation of an Override Report containing the information set forth below and any other information the PM and the Legal and Compliance department deem relevant:

Name and ticker symbol of issuer;

Percentages of the outstanding securities (equity and fixed income) of the issuer held;

The name(s) of the fund(s) or account(s) holding the securities;

A summary of the proposal;

The date of the security holder meeting and the response deadline;

Whether the proposal is being made by management or a security holder;

Management’s recommendation with respect to the proposal;

  The Credit Research Group recommendation with respect to the proposal;

  The reasoning behind the PM’s decision to recommend the override;

  Whether the PM is aware of any actual or apparent conflict of interest with respect to the issuer or proponent of the proposal (see Section B above). The PM should explain any such actual or apparent conflicts; and

  Whether the PM has been contacted by an outside party regarding the vote.

	2)	Compliance Review. The Legal and Compliance department will review the Override Report to determine whether an actual or apparent conflict of interest exists with respect to the vote. If the Legal and Compliance department determines that no such conflict of interest exists, the PM’s recommendation will be implemented. If the Legal and Compliance department determines that such a conflict of interest exists, the conflict will be resolved in accordance with the policies described above in Section B.2 of these Policies and Procedures. In no event will PIMCO abstain from a vote solely to avoid a conflict of interest.

	3)	Override. If the result of this process is a decision to vote differently than proposed by the Credit Research Group, the Operations Group will manually cast such vote.

c)	When the Credit Research Group Does Not Provide a Recommendation. In certain circumstances, the Credit Research Group, as a result of conflicts or other reasons, may be unable to provide a recommendation with respect to a client proxy. Where the Credit Research Group is unable to provide a recommendation for a fixed income security proxy, PIMCO shall vote such proxy in accordance with Section C.3.

3.	Proxy Voting Process: All Other Securities (including those not covered by the ISP or the Credit Research Group)

The ISP covers the majority of equity securities and the Credit Research Group covers fixed income securities. In certain circumstances, such as when an equity security issuer does not have a contractual relationship with the ISP or when the Credit Research Group has a conflict, a proxy will not be covered by the ISP or the Credit Research Group. Proxies not covered by the ISP or the Credit Research Group (collectively “OS Proxies”) may be received by PIMCO Operations, the PM or by State Street Investment Management Solutions (“IMS West”). Upon receipt of any proxy voting ballots, all OS Proxies should be forwarded to PIMCO Operations, which coordinates with the Legal and Compliance department, and the PM(s) as appropriate, to vote such OS Proxies manually in accordance with the procedures set forth below.

	a)	Identify and Seek to Resolve any Material Conflicts of Interest. As described in Section B.1, PIMCO’s Legal and Compliance department will review each OS Proxy to determine whether PIMCO may have an actual or apparent material conflict of interest in voting. If no such conflict is identified, the Legal and Compliance department will forward each OS Proxy to PIMCO Operations, which will coordinate consideration of such proxy by the appropriate PM(s). However, if such a conflict is identified, the Legal and Compliance department will, in accordance with Section B.2 above, resolve such conflict: (i) by applying the policies and procedures set forth herein; (ii) pursuant to a protocol previously established by the Conflicts Committee; (iii) if no such protocol is applicable to the conflict at hand, elevate such conflict to the Conflicts Committee for direct resolution; or (iv) by applying such other procedure(s) approved by the Legal and Compliance department.

	b)	Vote. (i) Where no material conflict of interest is identified, the PM will review the proxy information, vote the OS Proxy in accordance with these policies and procedures and return the voted OS Proxy to PIMCO Operations; (ii) Where a material conflict of interest is identified, the OS Proxy will be voted in accordance with the conflict resolution procedures in Section B.2 and the voted OS Proxy will be returned to PIMCO Operations.

	c)	Review. PIMCO Operations will review for proper completion each OS Proxy that was submitted to it. PIMCO Operations will forward the voted OS Proxy to the ballot collection agency with the decision as to how it should be voted.

	d)	Transmittal to Third Parties. PIMCO Operations will document the decision for each OS Proxy received in a format designated by the ballot collection agency or other third party service provider. PIMCO Operations will maintain a log of all OS Proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO’s response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

	e)	Recordkeeping. PIMCO Operations will log the proxy voting results into the ISP application for all manual ballots.

	4.	Abstentions

If it is consistent with PIMCO’s contractual obligations to the client, PIMCO may determine not to vote a proxy if it believes that: (1) the effect on the client’s economic interests or the value of the portfolio holding is insignificant in relation to the client’s account; (2) the cost of voting the proxy outweighs the possible benefit to the client, including, without limitation, situations where a jurisdiction imposes share blocking restrictions which may affect the PM’s ability to effect trades in the related security; or (3) the Legal and Compliance department has determined that it is consistent with PIMCO’s fiduciary obligations not to vote.

For example, these factors may result in PIMCO not voting proxies relating to non-U.S. issuers in some situations. This is because, in the case of such proxies, PIMCO may, for example, receive meeting notices after the cut-off time for voting or without enough time to fully consider the proxy, or PIMCO may be required in some jurisdictions to provide local agents with power of attorney prior to implementing PIMCO’s voting instructions.

	5.	Proxies Relating to Securities on Loan

Where a security is on loan, PIMCO may, but is not required to, request that the loaned securities be recalled and that the security be blocked from lending prior to the meeting record date in order to vote the proxy. In determining whether to recall a loaned security, the relevant PM(s) shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the security on loan. The recall decision should be made in the best interests of the client based on a consideration of various factors, which may include the following: (1) whether the matter to be voted on may significantly affect the value of the security; (2) the relative cost and/or administrative inconvenience of recalling the security; (3) the significance of the holding; and (4) whether the security is considered a long-term holding.

D.	U.S. Reporting and Disclosure Requirements and the Availability of Proxy Voting Records

Except to the extent required by applicable law (including with respect to the filing of any Form N-PX) or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client’s proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client’s proxies is available upon request.

For each U.S. registered investment company (“fund”) that PIMCO sponsors and manages, PIMCO will ensure that the proxy voting record for the twelve-month period ending June 30 is properly reported on Form N-PX which is filed with the SEC no later than August 31 of each year. PIMCO will also ensure that each fund states in its Statement of Additional Information (“SAI”) and its annual and semiannual report to shareholders that information concerning how the fund voted proxies relating to its portfolio securities for the most recent twelve-month period ending June 30 is available without charge through the fund’s website and on the SEC’s website, as required by Form N-1A. PIMCO’s Fund Administration Group is responsible for ensuring that this information is posted on each fund’s website in accordance with the foregoing disclosure. PIMCO will ensure that proper disclosure is made in each fund’s SAI and annual and semiannual reports describing the policies and procedures used to determine how to vote proxies relating to such fund’s portfolio securities, also as required by Form N-1A.

E.	PIMCO Record Keeping

PIMCO or its agent (e.g., IMS West or the ISP) maintains proxy voting records as required by applicable rules. The records maintained by PIMCO include: (1) a copy of all proxy voting policies and procedures; (2) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; (3) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records; and (4) any documentation related to an identified material conflict of interest. Additionally, PIMCO or its agent (if the agent has undertaken to provide a copy to PIMCO upon request) maintains: (1) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied in the U.S. by relying on obtaining a copy of a proxy statement from the SEC’s Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system); and (2) a record of each vote cast by PIMCO on behalf of a client.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

F.	Review and Oversight

PIMCO’s Legal and Compliance department will provide for the supervision and periodic review, no less than on an annual basis, of PIMCO’s proxy voting activities and the implementation of these Policies and Procedures. Such review process will include a review of PM overrides of the ISP’s voting recommendations.

* * * *

T. Rowe Price

T. ROWE PRICE ASSOCIATES, INC.
 T. ROWE PRICE INTERNATIONAL LTD
T. ROWE PRICE (CANADA), INC
T. ROWE PRICE HONG KONG LIMITED
T. ROWE PRICE SINGAPORE PRIVATE LTD.

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES
     T. Rowe Price Associates, Inc., T. Rowe Price International Ltd, T. Rowe Price (Canada), Inc., T. Rowe Price Hong Kong Limited, and T. Rowe Price Singapore Private Ltd. (“T. Rowe Price”) recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company’s directors and on matters affecting certain important aspects of the company’s structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser (“T. Rowe Price Funds”) and by common trust funds, offshore funds, institutional and private counsel clients who have requested that T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice. T. Rowe Price reserves the right to decline to vote proxies in accordance with client-specific voting guidelines.

     T. Rowe Price has adopted these Proxy Voting Policies and Procedures (“Policies and Procedures”) for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.

     Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities and costs involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

     Other Considerations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. We recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company’s board of directors. Accordingly, our proxy voting guidelines are not intended to substitute our judgment for management’s with respect to the company’s day-to-day operations. Rather, our voting guidelines are designed to promote accountability of a company's management and board of directors to its shareholders; to align the interests of management with those of shareholders; and to encourage companies to adopt best practices in terms of their corporate governance. In addition to our voting guidelines, we rely on a company’s disclosures, its board’s recommendations, a company’s track record, country-specific best practices codes, our research providers and, most importantly, our investment professionals’ views, in making voting decisions.

ADMINISTRATION OF POLICIES AND PROCEDURES
     Proxy Committee. T. Rowe Price’s Proxy Committee (“Proxy Committee”) is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving corporate social responsibility issues. Certain delegated members of the Proxy Committee also review questions and respond to inquiries from clients and mutual fund shareholders pertaining to proxy issues. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund’s Investment Advisory Committee or counsel client’s portfolio manager.

     Global Proxy Services Group. The Global Proxy Services Group is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

     Proxy Administrator. The Global Proxy Services Group will assign a Proxy Administrator who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers for consideration.

     Global Corporate Governance Analyst. Our Global Corporate Governance Analyst is responsible for reviewing the proxy agendas for all upcoming meetings and making company-specific recommendations to our global industry analysts and portfolio managers with regard to the voting decisions in their portfolios.

HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED
     In order to facilitate the proxy voting process, T. Rowe Price has retained ISS as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility. In order to reflect T. Rowe Price’s issue-by-issue voting guidelines as approved each year by the Proxy Committee, ISS maintains and implements a custom voting policy for the Price Funds and other client accounts.

Meeting Notification
     T. Rowe Price utilizes ISS’s voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through Proxy Exchange, ISS’s web-based application.

     Vote Determination
     Each day, ISS delivers into T. Rowe Price’s proprietary proxy research platform a comprehensive summary of upcoming meetings, proxy proposals, publications discussing key proxy voting issues, and custom vote recommendations to assist us with proxy research and processing. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the perspective of our clients.

     Portfolio managers may decide to vote their proxies consistent with T. Rowe Price’s policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. Alternatively, portfolio managers may request to review the vote recommendations and sign off on all proxies before the votes are cast, or they may choose only to sign off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive current reports summarizing all proxy votes in their client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their votes. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast contrary to T. Rowe Price guidelines.

T. Rowe Price Voting Policies
      Specific voting guidelines have been adopted by the Proxy Committee for all regularly occurring categories of management and shareholder proposals. A detailed set of voting guidelines is available on the T. Rowe Price website, www.troweprice.com. The following is a summary of our guidelines on the most significant proxy voting topics:

     Election of Directors – For U.S. companies, T. Rowe Price generally supports slates with a majority of independent directors. However, T. Rowe Price may vote against outside directors who do not meet our criteria relating to their independence, particularly when they serve on key board committees, such as compensation and nominating committees, for which we believe that all directors should be independent. Outside the U.S., we expect companies to adhere to the minimum independence standard established by regional corporate governance codes. At a minimum, however, we believe boards in all regions should include a blend of executive and non-executive members, and we are likely to vote against senior executives at companies without any independent directors. We also vote against directors who are unable to dedicate sufficient time to their board duties due to their commitments to other boards. We may vote against certain directors who have served on company boards where we believe there has been a gross failure in governance or oversight. Additionally, we may vote against compensation committee members who approve excessive executive compensation or severance arrangements. We support efforts to elect all board members annually because boards with staggered terms lessen directors’ accountability to shareholders and act as deterrents to takeover proposals. To strengthen boards’ accountability, T. Rowe Price supports proposals calling for a majority vote threshold for the election of directors and we may withhold votes from an entire board if they fail to implement shareholder proposals that receive majority support.

     Anti-takeover, Capital Structure and Corporate Governance Issues – T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights and limit the ability of shareholders to act on potential value-enhancing transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. When voting on capital structure proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. We may support shareholder proposals that call for the separation of the Chairman and CEO positions if we determine that insufficient governance safeguards are in place at the company.

     Executive Compensation Issues – T. Rowe Price’s goal is to assure that a company’s equity-based compensation plan is aligned with shareholders’ long-term interests. We evaluate plans on a case-by-case basis, using a proprietary, scorecard-based approach that employs a number of factors, including dilution to shareholders, problematic plan features, burn rate, and the equity compensation mix. Plans that are constructed to effectively and fairly align executives’ and shareholders’ incentives generally earn our approval. Conversely, we oppose compensation packages that provide what we view as excessive awards to few senior executives, contain the potential for excessive dilution relative to the company’s peers, or rely on an inappropriate mix of options and full-value awards. We also may oppose equity plans at any company where we deem the overall compensation practices to be problematic. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock unless such plans appropriately balance shareholder and employee interests. For companies with particularly egregious pay practices such as excessive severance packages, executives with outsized pledged/hedged stock positions, executive perks, and bonuses that are not adequately linked to performance, we may vote against compensation committee members. We analyze management proposals requesting ratification of a company’s executive compensation practices (“Say-on-Pay” proposals) on a case-by-case basis, using a proprietary scorecard-based approach that assesses the long-term linkage between executive compensation and company performance as well as the presence of objectionable structural features in compensation plans. With respect to the frequency in which companies should seek advisory votes on compensation, we believe shareholders should be offered the opportunity to vote annually. Finally, we may withhold votes from compensation committee members or even the entire board if we have cast votes against a company’s “Say-on-Pay” vote in consecutive years.

     Mergers and Acquisitions – T. Rowe Price considers takeover offers, mergers, and other extraordinary corporate transactions on a case-by-case basis to determine if they are beneficial to shareholders’ current and future earnings stream and to ensure that our Price Funds and clients are receiving fair consideration for their securities. We generally oppose proposals for the ratification of executive severance packages (“Say on Golden Parachute” proposals) in conjunction with merger transactions because we believe these arrangements are, by and large, unnecessary, and they reduce the alignment of executives’ incentives with shareholders’ interests.

     Corporate Social Responsibility Issues – Vote recommendations for corporate responsibility issues are generated by the Global Corporate Governance Analyst using ISS’s proxy research and company reports. T. Rowe Price generally votes with a company’s management on social, environmental and corporate responsibility issues unless the issue has substantial investment implications for the company’s business or operations which have not been adequately addressed by management. T. Rowe Price supports well-targeted shareholder proposals on environmental and other public policy issues that are particularly relevant to a company’s businesses.

     Global Portfolio Companies – ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company’s domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of the shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not appropriate for all markets. The Proxy Committee has reviewed ISS’s general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.

     Index and Passively Managed Accounts – Proxy voting for index and other passively-managed portfolios is administered by the Proxy Services Group using T. Rowe Price’s policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.

     Divided Votes – In situations where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or T. Rowe Price Fund, the Proxy Services Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.

     Shareblocking – Shareblocking is the practice in certain foreign countries of “freezing” shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. T. Rowe Price’s policy is generally to abstain from voting shares in shareblocking countries unless the matter has compelling economic consequences that outweigh the loss of liquidity in the blocked shares.

     Securities on Loan – The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price’s policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.

Monitoring and Resolving Conflicts of Interest
     The Proxy Committee is also responsible for monitoring and resolving potential conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price’s voting guidelines are pre-determined by the Proxy Committee, application of the guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any potential conflicts of interest. However, the Proxy Committee conducts a post-vote review of all proxy votes that are inconsistent with the guidelines to determine whether the portfolio manager’s voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other material relationships between T. Rowe Price and a portfolio company (unrelated to the ownership of the portfolio company’s securities) could have influenced an inconsistent vote on that company’s proxy. Issues raising potential conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price’s Code of Ethics and Conduct requires all employees to avoid placing themselves in a “compromising position” in which their interests may conflict with those of our clients and restrict their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

     Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy, and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of-funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.

REPORTING AND RECORD RETENTION
     Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods and are provided to clients upon request.

     T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company’s management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. All proxy voting materials and supporting documentation are retained for six years (except for proxy statements available on the SEC’s EDGAR database).

*   *   *   *

BlackRock

BLACKROCK

GLOBAL CORPORATE GOVERNANCE & ENGAGEMENT PRINCIPLES

BlackRock is the world’s preeminent asset management firm and a premier provider of global investment management, risk management and advisory services to institutional and individual clients around the world. BlackRock offers a wide range of investment strategies and product structures to meet clients’ needs, including individual and institutional separate accounts, mutual funds, closed-end funds, and other pooled investment vehicles and the industry-leading iShares exchange traded funds. Through BlackRock Solutions®, we offer risk management, strategic advisory and enterprise investment system services to a broad base of clients.

Philosophy on corporate governance

BlackRock’s corporate governance program is focused on protecting and enhancing the economic value of the companies in which it invests on behalf of clients. We do this through engagement with boards and management of investee companies and, for those clients who have given us authority, through voting at shareholder meetings.

We believe that there are certain fundamental rights attached to share ownership. Companies and their boards should be accountable to shareholders and structured with appropriate checks and balances to ensure that they operate in shareholders’ interests. Effective voting rights are central to the rights of ownership and there should be one vote for one share. Shareholders should have the right to elect, remove and nominate directors, approve the appointment of the auditor and to amend the corporate charter or by-laws. Shareholders should be able to vote on matters that are material to the protection of their investment including but not limited to changes to the purpose of the business, dilution levels and pre-emptive rights, the distribution of income and the capital structure. In order to exercise these rights effectively, we believe shareholders have the right to sufficient and timely information to be able to take an informed view of the proposals, and of the performance of the company and management.

Our focus is on the board of directors, as the agent of shareholders, which should set the company’s strategic aims within a framework of prudent and effective controls which enables risk to be assessed and managed. The board should provide direction and leadership to the management and oversee management’s performance. Our starting position is to be supportive of boards in their oversight efforts on our behalf and we would generally expect to support the items of business they put to a vote at shareholder meetings. Votes cast against or withheld from resolutions proposed by the board are a signal that we are concerned that the directors or management have either not acted in the interests of shareholders or have not responded adequately to shareholder concerns regarding strategy or performance.

These principles set out our approach to engaging with companies, provide guidance on our position on corporate governance and outline how our views might be reflected in our voting decisions. Corporate governance practices vary internationally and our expectations in relation to individual companies are based on the legal and regulatory framework of each market. However, as noted above, we do believe that there are some overarching principles of corporate governance that apply globally. We assess voting matters on a case-by-case basis and in light of each company’s unique circumstances. We are interested to understand from the company’s reporting its approach to corporate governance, particularly where it is different from the usual market practice, and how it benefits shareholders.

BlackRock also believes that shareholders have responsibilities in relation to monitoring and providing feedback to companies, sometimes known as stewardship. These ownership responsibilities include, in our view, engaging with management or board members on corporate governance matters, voting proxies in the best long-term economic interests of shareholders and engaging with regulatory bodies to ensure a sound policy framework consistent with promoting long-term shareholder value creation. Institutional shareholders also have responsibilities to their clients to have appropriate resources and oversight structures. Our own approach to oversight in relation to our corporate governance activities is set out in the section below titled “BlackRock’s oversight of its corporate governance activities”.

Corporate governance, engagement and voting

We recognize that accepted standards of corporate governance differ between markets but we believe that there are sufficient common threads globally to identify an overarching set of principles. The primary objective of our corporate governance activities is the protection and enhancement of the value of our clients’ investments in public corporations. Thus, these principles focus on practices and structures that we consider to be supportive of long-term value creation. We discuss below the principles under six key themes. In our regional and market-specific voting guidelines we explain how these principles inform our voting decisions in relation to specific resolutions that may appear on the agenda of a shareholder meeting in the relevant market.

The six key themes are:

83.	Boards and directors

84.	Auditors and audit-related issues

85.	Capital structure, mergers, asset sales and other special transactions

86.	Remuneration and benefits

87.	Social, ethical and environmental issues

88.	General corporate governance matters

At a minimum we would expect companies to observe the accepted corporate governance standard in their domestic market or to explain why doing so is not in the interests of shareholders. Where company reporting and disclosure is inadequate or the approach taken is inconsistent with our view of what is in the best interests of shareholders, we will engage with the company and/or use our vote to encourage a change in practice. In making voting decisions, we take into account research from proxy advisors, other internal and external research, information published by the company or provided through engagement and the views of our equity portfolio managers.

BlackRock views engagement as an important activity; engagement provides BlackRock with the opportunity to improve our understanding of investee companies and their governance structures, so that our voting decisions may be better informed. Engagement also allows us to share our philosophy and approach to investment and corporate governance with companies to enhance their understanding of our objectives. There are a range of approaches we may take in engaging companies depending on the nature of the issue under consideration, the company and the market.

Boards and directors

The performance of the board is critical to the economic success of the company and to the protection of shareholders’ interests. Board members serve as agents of shareholders in overseeing the strategic direction and operation of the company. For this reason, BlackRock focuses on directors in many of its engagements and sees the election of directors as one of its most important responsibilities in the proxy voting context.

We expect the board of directors to promote and protect shareholder interests by:

89.	establishing an appropriate corporate governance structure;

90.	supporting and overseeing management in setting strategy;

91.	ensuring the integrity of financial statements;

92.	making decisions regarding mergers, acquisitions and disposals;

93.	establishing appropriate executive compensation structures; and

94.	addressing business issues including social, ethical and environmental issues when they have the potential to materially impact company reputation and performance.

There should be clear definitions of the role of the board, the sub-committees of the board and the senior management such that the responsibilities of each are well understood and accepted. Companies should report publicly the approach taken to governance (including in relation to board structure) and why this approach is in the interest of shareholders. We will engage with the appropriate directors where we have concerns about the performance of the board or the company, the broad strategy of the company or the performance of individual board members. Concerns about directors may include their role on the board of a different company where that board has performed poorly and failed to protect shareholder interests.

BlackRock believes that directors should stand for re-election on a regular basis. We assess directors nominated for election or re-election in the context of the composition of the board as a whole. There should be detailed disclosure of the relevant credentials of the individual directors in order that shareholders can assess the caliber of an individual nominee. We expect there to be a sufficient number of independent directors on the board to ensure the protection of the interests of all shareholders. Common impediments to independence may include but are not limited to:

95.	current employment at the company or a subsidiary;

96.	former employment within the past several years as an executive of the company;

97.	providing substantial professional services to the company and/or members of the company’s management;

98.	having had a substantial business relationship in the past three years;

99.	having, or representing a shareholder with, a substantial shareholding in the company;

100.	being an immediate family member of any of the aforementioned; and

interlocking directorships.

BlackRock believes that the operation of the board is enhanced when there is a clearly independent, senior non-executive director to lead it. Where the chairman is also the CEO or is otherwise not independent the company should have an independent lead director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board and encouraging independent participation in board deliberations. The lead independent board director should be available to shareholders if they have concerns that they wish to discuss.

To ensure that the board remains effective, regular reviews of board performance should be carried out and assessments made of gaps in skills or experience amongst the members. BlackRock believes it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking and to ensure both continuity and adequate succession planning. In identifying potential candidates, boards should take into consideration the diversity of experience and expertise of the current directors and how that might be augmented by incoming directors. We believe that directors are in the best position to assess the optimal size for the board, but we would be concerned if a board seemed too small to have an appropriate balance of directors or too large to be effective.

There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors. BlackRock believes that shareholders’ interests are best served when the independent members of the board form a sub-committee to deal with such matters. In many markets, these sub-committees of the board specialize in audit, director nominations and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one with a related party.

Auditors and audit-related issues

BlackRock recognizes the critical importance of financial statements which should provide a complete and accurate picture of a company’s financial condition. We will hold the members of the audit committee or equivalent responsible for overseeing the management of the audit function. We take particular note of cases involving significant financial restatements or ad hoc notifications of material financial weakness.

The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, we believe it is important that auditors are, and are seen to be, independent. Where the audit firm provides services to the company in addition to the audit, the fees earned should be disclosed and explained. Audit committees should also have in place a procedure for assuring annually the independence of the auditor.

Capital structure, mergers, asset sales and other special transactions

The capital structure of a company is critical to its owners, the shareholders, as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Preemption rights are a key protection for shareholders against the dilution of their interests.

In assessing mergers, asset sales or other special transactions, BlackRock’s primary consideration is the long-term economic interests of shareholders. Boards proposing a transaction need to clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it enhances long-term shareholder value. We would prefer that proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that executive and/or board members’ financial interests in a given transaction have not affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, we would expect the recommendation to support it to come from the independent directors and would prefer only non-conflicted shareholders to vote on the proposal.

BlackRock believes that shareholders have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. We believe that shareholders are broadly capable of making decisions in their own best interests. We would expect any so-called ‘shareholder rights plans’ being proposed by a board to be subject to shareholder approval on introduction and periodically thereafter for continuation.

Remuneration and benefits

BlackRock expects a company’s board of directors to put in place a compensation structure that incentivizes and rewards executives appropriately and is aligned with shareholder interests, particularly long-term shareholder returns. We would expect the compensation committee to take into account the specific circumstances of the company and the key individuals the board is trying to incentivize. We encourage companies to ensure that their compensation packages incorporate appropriate and challenging performance conditions consistent with corporate strategy and market practice. We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. We hold members of the compensation committee or equivalent accountable for poor compensation practices or structures.

BlackRock believes that there should be a clear link between variable pay and company performance as reflected in returns to shareholders. We are not supportive of one-off or special bonuses unrelated to company or individual performance. We support incentive plans that pay out rewards earned over multiple and extended time periods. We believe consideration should be given to building claw back provisions into incentive plans such that executives would be required to repay rewards where they were not justified by actual performance. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their contract. Finally, pension contributions should be reasonable in light of market practice.

Outside directors should be compensated in a manner that does not risk compromising their independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.

Social, ethical, and environmental issues

Our fiduciary duty to clients is to protect and enhance their economic interest in the companies in which we invest on their behalf. It is within this context that we undertake our corporate governance activities. We believe that well-managed companies will deal effectively with the social, ethical and environmental (“SEE”) aspects of their businesses.

BlackRock expects companies to identify and report on the material, business-specific SEE risks and opportunities and to explain how these are managed. This explanation should make clear how the approach taken by the company best serves the interests of shareholders and protects and enhances the long-term economic value of the company. The key performance indicators in relation to SEE matters should also be disclosed and performance against them discussed, along with any peer group benchmarking and verification processes in place. This helps shareholders assess how well management is dealing with the SEE aspects of the business. Any global standards adopted should also be disclosed and discussed in this context.

We may vote against the election of directors where we have concerns that a company might not be dealing with SEE issues appropriately. Sometimes we may reflect such concerns by supporting a shareholder proposal on the issue, where there seems to be either a significant potential threat or realized harm to shareholders’ interests caused by poor management of SEE matters. In deciding our course of action, we will assess whether the company has already taken sufficient steps to address the concern and whether there is a clear and material economic disadvantage to the company if the issue is not addressed.

More commonly, given that these are often not voting issues, we will engage directly with the board or management. The trigger for engagement on a particular SEE concern is our assessment that there is potential for material economic ramifications for shareholders.

We do not see it as our role to make social, ethical or political judgments on behalf of clients. We expect investee companies to comply, at a minimum, with the laws and regulations of the jurisdictions in which they operate. They should explain how they manage situations where such laws or regulations are contradictory or ambiguous.

General corporate governance matters

BlackRock believes that shareholders have a right to timely and detailed information on the financial performance and viability of the companies in which they invest. In addition, companies should also publish information on the governance structures in place and the rights of shareholders to influence these. The reporting and disclosure provided by companies helps shareholders assess whether the economic interests of shareholders have been protected and the quality of the board’s oversight of management. BlackRock believes shareholders should have the right to vote on key corporate governance matters, including on changes to governance mechanisms, to submit proposals to the shareholders’ meeting and to call special meetings of shareholders.

BlackRock’s oversight of its corporate governance activities

Oversight

BlackRock holds itself to a very high standard in its corporate governance activities, including in relation to executing proxy votes. This function is executed by a team of dedicated BlackRock employees without sales responsibilities (the “Corporate Governance Group”), and which is considered an investment function. BlackRock maintains three regional oversight committees (“Corporate Governance Committees”) for the Americas, Europe, the Middle East and Africa (EMEA) and Asia-Pacific, consisting of senior BlackRock investment professionals. All of the regional Corporate Governance Committees report to a Global Corporate Governance Oversight Committee which is a risk-focused committee composed of senior representatives of the active and index equity investment businesses, the Deputy General Counsel, the Global Executive Committee member to whom the Corporate Governance Group reports and the head of the Corporate Governance Group. The Corporate Governance Committees review and approve amendments to their respective proxy voting guidelines (“Guidelines”) and grant authority to the Global Head of Corporate Governance (“Global Head”), a dedicated BlackRock employee without sales responsibilities, to vote in accordance with the Guidelines. The Global Head leads the Corporate Governance Group to carry out engagement, voting and vote operations in a manner consistent with the relevant Corporate Governance Committee’s mandate. The Corporate Governance Group engages companies in conjunction with the portfolio managers in discussions of significant governance issues, conducts research on corporate governance issues and participates in industry discussions to keep abreast of the field of corporate governance. The Corporate Governance Group, or vendors overseen by the Corporate Governance Group, also monitor upcoming proxy votes, execute proxy votes and maintain records of votes cast. The Corporate Governance Group may refer complicated or particularly controversial matters or discussions to the appropriate investors and/or regional Corporate Governance Committees for their review, discussion and guidance prior to making a voting decision. BlackRock’s Equity Policy Oversight Committee (EPOC) is informed of certain aspects of the work of the Global Corporate Governance Oversight Committee and the Corporate Governance Group.

Vote execution

BlackRock carefully considers proxies submitted to funds and other fiduciary accounts (“Funds”) for which it has voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which it has voting authority based on BlackRock’s evaluation of the best long-term economic interests of shareholders, in the exercise of its independent business judgment, and without regard to the relationship of the issuer of the proxy (or any dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates.

When exercising voting rights, BlackRock will normally vote on specific proxy issues in accordance with its Guidelines for the relevant market. The Guidelines are reviewed regularly and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by BlackRock’s Corporate Governance Committees. The Corporate Governance Committees may, in the exercise of their business judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is requested or that an exception to the Guidelines would be in the best long-term economic interests of BlackRock’s clients.

In the uncommon circumstance of there being a vote with respect to fixed income securities or the securities of privately held issuers the decision generally will be made by a Fund's portfolio managers and/or the Corporate Governance Group based on their assessment of the particular transactions or other matters at issue.

In certain markets, proxy voting involves logistical issues which can affect BlackRock’s ability to vote such proxies, as well as the desirability of voting such proxies. These issues include but are not limited to: (i) untimely notice of shareholder meetings; (ii) restrictions on a foreigner’s ability to exercise votes; (iii) requirements to vote proxies in person; (iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); (v) potential difficulties in translating the proxy; and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as shareblocking or overly burdensome administrative requirements.

As a consequence, BlackRock votes proxies in these markets only on a “best-efforts” basis. In addition, the Corporate Governance Committees may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the issuer’s proposal.

While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the relevant Corporate Governance Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such an account require that such account’s proxies be voted differently due to such account’s investment objective or other factors that differentiate it from other accounts. In addition, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for their funds and the client assets in those Funds, on how best to maximize economic value in respect of a particular investment. Accordingly, portfolio managers retain full discretion to vote the shares in the Funds they manage based on their analysis of the economic impact of a particular ballot item.

Conflicts management

BlackRock maintains policies and procedures that are designed to prevent undue influence on BlackRock’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates. Some of the steps BlackRock has taken to prevent conflicts include, but are not limited to:

101.	BlackRock has adopted a proxy voting oversight structure whereby the Corporate Governance Committees oversee the voting decisions and other activities of the Corporate Governance Group, and particularly its activities with respect to voting in the relevant region of each Corporate Governance Committee’s jurisdiction.

102.	The Corporate Governance Committees have adopted Guidelines for each region, which set forth the firm’s views with respect to certain corporate governance and other issues that typically arise in the proxy voting context. The Corporate Governance Committees receive periodic reports regarding the specific votes cast by the Corporate Governance Group and regular updates on material process issues, procedural changes and other matters of concern to the Corporate Governance Committees.

103.	BlackRock’s Global Corporate Governance Oversight Committee oversees the Global Head, the Corporate Governance Group and the Corporate Governance Committees. The Global Corporate Governance Oversight Committee conducts a review, at least annually, of the proxy voting process to ensure compliance with BlackRock’s risk policies and procedures.

104.	BlackRock maintains a reporting structure that separates the Global Head and Corporate Governance Group from employees with sales responsibilities. In addition, BlackRock maintains procedures intended to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BlackRock’s relationship with the issuer of the proxy or dissident shareholder. Within the normal course of business, the Global Head or Corporate Governance Group may engage directly with BlackRock clients, and with employees with sales responsibilities, in discussions regarding general corporate governance policy matters, and to otherwise ensure that proxy-related client service levels are met. The Global Head or Corporate Governance Group does not discuss any specific voting matter with a client prior to the disclosure of the vote decision to all applicable clients after the shareholder meeting has taken place, except if the client is acting in the capacity as issuer of the proxy or dissident shareholder and is engaging through the established procedures independent of the client relationship.

105.

In certain instances, BlackRock may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BlackRock with instructions as to how to vote such proxies. In the latter case, BlackRock votes the proxy in accordance with the independent fiduciary’s determination. Use of an independent fiduciary has been adopted for voting the proxies related to any company that is affiliated with BlackRock or any company that includes BlackRock employees on its board of directors.

With regard to the relationship between securities lending and proxy voting, BlackRock’s approach is driven by our clients’ economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that generally the likely economic value of casting most votes is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BlackRock recalling loaned securities in order to ensure they are voted. Periodically, BlackRock analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures is necessary in light of future conditions. In addition, BlackRock may in its discretion determine that the value of voting outweighs the cost of recalling shares, and thus recall shares to vote in that instance.

Voting guidelines

The issue-specific voting Guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. These Guidelines are not intended to be exhaustive. BlackRock applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, these Guidelines do not provide a guide to how BlackRock will vote in every instance. Rather, they share our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots.

Reporting

We report our proxy voting activity directly to clients and publically as required. In addition, we publish for clients a more detailed discussion of our corporate governance activities, including engagement with companies and with other relevant parties.

PART C
(Optimum Fund Trust)
File Nos. 333-104654/811-21335
Post-Effective Amendment No. 18

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

	(a)	Articles of Incorporation.

(1) Executed Amended and Restated Agreement and Declaration of Trust (December 6, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 6 filed July 27, 2007.

	(b)	By-Laws. Amended and Restated By-Laws (December 6, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 5 filed July 28, 2006.

	(c)	Instruments Defining Rights of Security Holders. None other than those contained in Exhibits (a)(1) and (b).

	(d)	Investment Advisory Contracts.

(1) Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of each Fund, incorporated into this filing by reference to Post-Effective Amendment No. 10 filed May 28, 2010.

(2) Form of Sub-Advisory Agreement incorporated into this filing by reference to Post-Effective Amendment No. 11 filed July 29, 2010.

(3) Executed Investment Advisory Expense Limitation Letter (July 2014) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant attached as Exhibit No. EX-99.d.3.

	(e)	Underwriting Contracts.

(1) Distribution Agreements.

(i) Executed Distribution Agreement (January 4, 2014) between the Registrant on behalf of each Fund and Delaware Distributors, L.P. (“Delaware Distributors”) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed July 29, 2013.

(ii) Executed Distribution Expense Limitation Letter (July 2014) between Delaware Distributors, L.P. and the Registrant attached as Exhibit No. EX-99.e.ii.

(2) Form of Dealer's Agreement incorporated into this filing by reference to Post-Effective Amendment No. 4 filed July 29, 2005.

	(f)	Bonus or Profit Sharing Contracts. Not applicable.

	(g)	Custodian Agreements.

1

	(1)	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 9 filed July 29, 2009.

		(i)	Executed Amendment (January 1, 2014) to the Mutual Fund Custody and Services Agreement attached as Exhibit No. EX-99.g.1.i.

	(2)	Executed Securities Lending Authorization (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 7 filed May 30, 2008.

		(i)	Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 10 filed May 28, 2010.

		(ii)	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 10 filed May 28, 2010.

(h)	Other Material Contracts.

	(1)	Executed Amended and Restated Mutual Fund Services Agreement (December 15, 2007) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 7 filed May 30, 2008.

		(i)	Executed Amendment No. 1 (July 18, 2011) to the Amended and Restated Mutual Fund Services Agreement incorporated in to this filing by reference to Post-Effective Amendment No. 12 filed July 29, 2011.

		(ii)	Executed Amended and Restated Exhibit 1 (January 1, 2014) to the Amended and Restated Mutual Fund Services Agreement attached as Exhibit No. EX-99.h.1.ii.

	(2)	Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant attached as Exhibit No. EX-99.h.2.

	(3)	Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant attached as Exhibit No. EX-99.h.3.

(i)	Legal Opinion. Opinion and Consent of Counsel (July 22, 2003) incorporated into this filing by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed July 23, 2003.

(j)	Other Opinion. Consent of Independent Registered Public Accounting Firm (July 2014) attached as Exhibit No. EX-99.j.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Not applicable.

2

(m)	Rule 12b-1 Plan.

	(1)	Distribution and Service Plan pursuant to Rule 12b-1 for Class A Shares (August 1, 2003) incorporated in to this filing by reference to Post-Effective Amendment No. 12 filed July 29, 2011.

(i) Amended and Restated Schedule I (January 1, 2014) to Class A Distribution Plan attached as Exhibit No. EX-99.m.1.i.

	(2)	Distribution and Service Plan pursuant to Rule 12b-1 for Class B Shares (August 1, 2003) incorporated in to this filing by reference to Post-Effective Amendment No. 12 filed July 29, 2011.

	(3)	Distribution and Service Plan pursuant to Rule 12b-1 for Class C Shares (August 1, 2003) incorporated in to this filing by reference to Post-Effective Amendment No. 12 filed July 29, 2011.

(n)	Rule 18f-3 Plan.

	(1)	Plan pursuant to Rule 18f-3 (July 17, 2003) incorporated into this filing by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed with the Commission on July 23, 2003.

(i) Amended and Restated Appendix A (January 1, 2014) to Multiple Class Shares Plan Pursuant to Rule 18f-3 attached as Exhibit No. EX-99.n.1.i.

(o)	Reserved.

(p)	Codes of Ethics.

	(1)	Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) and Delaware Investments Family of Funds (October 1, 2013) attached as Exhibit No. EX-99.p.1.

	(2)	Code of Ethics (April 28, 2014) for BlackRock Advisors, LLC ("BlackRock”) attached as Exhibit No. EX-99.p.2.

	(3)	Code of Ethics (February 24, 2014) for Columbia Wanger Asset Management, LLC ("Columbia WAM") attached as Exhibit No. EX-99.p.3.

	(4)	Code of Ethics (August 4, 2008) for EARNEST Partners LLC ("EARNEST") attached as Exhibit No. EX-99.p.4.

	(5)	Code of Ethics (December 1, 2011) for Fred Alger Management, Inc. ("Alger") incorporated into this filing by reference to Post-Effective Amendment No. 16 filed July 29, 2013.

	(6)	Code of Ethics (December 2013) for Herndon Capital Management, LLC ("Herndon”) attached as Exhibit No. EX-99.p.6.

	(7)	Code of Ethics (February 19, 2009) for The Killen Group, Inc. ("Killen") incorporated into this filing by reference to Post-Effective Amendment No. 16 filed July 29, 2013.

	(8)	Code of Ethics (November 22, 2013) for Massachusetts Financial Services Company ("MFS") attached as Exhibit No. EX-99.p.8.

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		(9)	Code of Ethics (March 2014) for Pacific Investment Management Company LLC ("PIMCO") attached as Exhibit No. EX-99.p.9.

		(10)	Code of Ethics (June 3, 2013) for T. Rowe Price Associates, Inc. ("T. Rowe Price") incorporated into this filing by reference to Post-Effective Amendment No. 16 filed July 29, 2013.

		(11)	Code of Ethics (October 25, 2013) for the Delafield Group, a division of Tocqueville Asset Management, L.P. ("Tocqueville") attached as Exhibit No. EX-99.p.11.

		(12)	Code of Ethics (August 1, 2013) for Wellington Management Company, LLP ("Wellington") attached as Exhibit No. EX-99.p.12.

		(13)	Code of Ethics (March 2013) for Westwood Management Corp. ("Westwood") incorporated into this filing by reference to Post-Effective Amendment No. 16 filed July 29, 2013.

	(q)	Other.

		(1)	Powers of Attorney (September 22, 2011) incorporated in to this filing by reference to Post-Effective Amendment No. 14 filed July 27, 2012.

		(2)	Power of Attorney (June 28, 2013) incorporated into this filing by reference to Post-Effective Amendment No. 16 filed July 29, 2013.

		(3)	Power of Attorney (October 1, 2013) attached as Exhibit No. EX-99.q.3.

Item 29.	Persons Controlled by or Under Common Control with Registrant. None.

Item 30.	Indemnification.

A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article X, Section 10.2 of the Declaration of Trust provides that every Person who is, or has been, a Trustee or officer of Optimum Fund Trust (the “Trust”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Trust or its shareholders by reason of “willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office” (“Disabling Conduct”), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct:

	(i)	by the court or other body approving the settlement;
	(ii)	by at least a majority of those trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts; or
	(iii)	by written opinion of independent legal counsel based upon a review of readily available facts. Article XI, Section 11.10 of the Declaration of Trust provides that notwithstanding anything else in the Declaration of Trust, any amendment to Article XI shall not limit the rights to indemnification or insurance provided therein with respect to action or omission of Covered Persons prior to such amendment.

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Pursuant to Article X, Section 10.3 of the Declaration of Trust, in case any Shareholder of former Shareholder of any series (“Series”) shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Pursuant to Section 12 of the Distribution Agreement, the Trust agrees to indemnify, defend and hold harmless from the assets of the relevant Series Delaware Distributors and each person, if any, who controls Delaware Distributors within the meaning of Section 15 of the Securities Act of 1933 (“1933 Act”), from and against any and all losses, damages, or liabilities to which, jointly or severally, Delaware Distributors or such controlling person may become subject, insofar as the losses, damages or liabilities arise out of the performance of its duties hereunder, except that the Trust shall not be liable for indemnification of Delaware Distributors or any controlling person thereof for any liability to the Trust or its shareholders to which they would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties under the Agreement.

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments® Funds (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Pooled® Trust, Delaware VIP® Trust, Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global Dividend and Income Fund) and the Optimum Fund Trust, as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees and/or officers of other Delaware Investments Funds. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments Funds (see Item 32 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

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The description of the Manager under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of the Manager set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-32108) is incorporated into this filing by reference. The Manager, with the approval of the Registrant’s board of trustees, selects sub-advisers for each Fund of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisers for the Funds of the Registrant.

BlackRock serves as a sub-adviser to Optimum International Fund. The description of BlackRock under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of BlackRock set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-47710) is incorporated into this filing by reference.

Columbia WAM serves as a sub-adviser to Optimum Small-Mid Cap Growth Fund. The description of Columbia WAM under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of Columbia WAM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-41391) is incorporated into this filing by reference.

EARNEST serves as a sub-adviser to Optimum International Fund. The description of EARNEST under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of ERNEST set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56189) is incorporated into this filing by reference.

Alger serves as a sub-adviser to Optimum Large Cap Growth Fund. The description of Alger under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of Alger set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-6709) is incorporated into this filing by reference.

Herndon serves as a sub-adviser to Optimum Large Cap Value Fund. The description of Herndon under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of Herndon set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60473) is incorporated into this filing by reference.

Killen serves as a sub-adviser to Optimum Small-Mid Cap Value Fund. The description of Killen under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of Killen set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-18770) is incorporated into this filing by reference.

MFS serves as a sub-adviser to Optimum Large Cap Value Fund. The description of MFS under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of MFS set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17352) is incorporated into this filing by reference.

PIMCO serves as a sub-adviser to Optimum Fixed Income Fund. The description of PIMCO under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of PIMCO set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48187) is incorporated into this filing by reference.

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Tocqueville serves as a sub-adviser to Optimum Small-Mid Cap Value Fund. The description of Tocqueville under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of Tocqueville set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-36209) is incorporated into this filing by reference.

T. Rowe Price serves as a sub-adviser to Optimum Large Cap Growth Fund. The description of T. Rowe Price under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of T. Rowe Price set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-856) is incorporated into this filing by reference.

Wellington serves as a sub-adviser to Optimum Small-Mid Cap Growth Fund. The description of Wellington under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of Wellington set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15908) is incorporated into this filing by reference.

Westwood serves as a sub-adviser to Optimum Small-Mid Cap Value Fund. The description of Westwood under the caption “Who manages the Funds?” in the Prospectuses constituting Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of Westwood set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-18727) is incorporated into this filing by reference.

Item 32.	Principal Underwriters.

	(a)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds and the Optimum Fund Trust.

	(b)	Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices with	Positions and Offices with
Business Address	Underwriter	Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital	Limited Partner	None
Management
Delaware Investment Advisers	Limited Partner	None
J. Scott Coleman	President	None
David P. O’Connor	Executive Vice President/General	Executive Vice President/Strategic
	Counsel	Investment Relationships and
Initiatives/General Counsel
Philip Russo	Executive Vice President	None
Stephen J. Busch	Senior Vice President	Senior Vice President
David F. Connor	Senior Vice President/Secretary	Senior Vice President/Deputy
General Counsel/Secretary
Jeffrey G. Klepacki	Senior Vice President	None
Brian L. Murray, Jr.	Senior Vice President/Chief	Senior Vice President/Chief
	Compliance Officer	Compliance Officer
Marlene D. Petter	Senior Vice President	Senior Vice President
Kurt Phares	Senior Vice President	None

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Name and Principal	Positions and Offices with	Positions and Offices with
Business Address	Underwriter	Registrant
Aiden J. Redmond, Jr.	Senior Vice President	None
Richard Salus	Senior Vice	Senior Vice President/Chief
	President/Controller/Treasurer/	Financial Officer
Financial Operations Principal
Mathew J. Calabro	Vice President/Deputy Chief	Vice President/Deputy Chief
	Compliance Officer	Compliance Officer
Mary Ellen M. Carrozza	Vice President	Vice President/Client Services
Anthony G. Ciavarelli	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
Cori E. Daggett	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
Michael Dresnin	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
Jamie Fox	Vice President	Vice President
Daniel V. Geatens	Vice President	Vice President
John L. Greico	Vice President	None
Robert T. Haenn	Vice President	None
Jerel A. Hopkins	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
Rachel Jacobs	Vice President	None
Konstantine C. Mylonas	Vice President	None
Richard D. Seidel	Vice President/Assistant	None
Controller/Assistant Treasurer
Stephen R. Shamut	Vice President	None
Brett D. Wright	Vice President	None
Kathryn R. Williams	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
Antoinette C. Robbins	Anti-Money Laundering Officer	Anti-Money Laundering Officer

(c)	Not applicable.

Item 33.	Location of Accounts and Records.

All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained by the following entities: Delaware Management Company, Delaware Service Company, Inc. and Delaware Distributors, L.P. (2005 Market Street, Philadelphia, PA 19103-7094); BNY Mellon Investment Servicing (US) Inc. (4400 Computer Drive, Westborough, MA 01581-1722); and The Bank of New York Mellon (One Wall Street, New York, NY 10286-0001).

Item 34.	Management Services. None.

Item 35.	Undertakings. Not Applicable.

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SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 29th day of July, 2014.

OPTIMUM FUND TRUST

By:	/s/ Richard Salus
Richard Salus
Senior Vice President/Chief Financial Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
J. Scott Coleman	*	President/Chief Executive Officer (Principal	July 29, 2014
J. Scott Coleman		Executive Officer) and Trustee

Daniel H. Arnold	*	Trustee	July 29, 2014
Daniel H. Arnold

Robert J. Christian	*	Trustee	July 29, 2014
Robert J. Christian

Durant Adams Hunter	*	Trustee	July 29, 2014
Durant Adams Hunter

Pamela J. Moret	*	Trustee	July 29, 2014
Pamela J. Moret

Stephen Paul Mullin	*	Trustee	July 29, 2014
Stephen Paul Mullin

Robert A. Rudell	*	Trustee	July 29, 2014
Robert A. Rudell

Jon Edward Socolofsky	*	Trustee	July 29, 2014
Jon Edward Socolofsky

/s/ Richard Salus		Senior Vice President/Chief Financial Officer	July 29, 2014
Richard Salus		(Principal Financial Officer)

* By:	/s/ Richard Salus
Richard Salus as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed and filed herewith)

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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS
TO
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Optimum Fund Trust)

Exhibit No.	Exhibit
EX-99.d.3	Executed Investment Advisory Expense Limitation Letter (July 2014) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant

EX-99.e.ii	Executed Distribution Expense Limitation Letter (July 2014) between Delaware Distributors, L.P. and the Registrant.

EX-99.g.1.i	Executed Amendment (January 1, 2014) to Mutual Fund Custody and Services Agreement

EX-99.h.1.ii	Executed Amended and Restated Exhibit 1 (January 1, 2014) to the Amended and Restated Mutual Fund Services Agreement

EX-99.h.2	Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant

EX-99.h.3	Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant

EX-99.j	Consent of Independent Registered Public Accounting Firm (July 2014)

EX-99.m.1.i	Amended and Restated Schedule I (January 1, 2014) to Class A Distribution Plan

EX-99.n.1.i	Amended and Restated Appendix A (January 1, 2014) to Multiple Class Shares Plan Pursuant to Rule 18f-3

EX-99.p.1	Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) and Delaware Investments Family of Funds (October 1, 2013)

EX-99.p.2	Code of Ethics (April 28, 2014) for BlackRock Advisors, LLC

EX-99.p.3	Code of Ethics (February 24, 2014) for Columbia Wanger Asset Management, LLC

EX-99.p.4	Code of Ethics (August 4, 2008) for EARNEST Partners LLC

EX-99.p.6	Code of Ethics (December 2013) for Herndon Capital Management, LLC

EX-99.p.8	Code of Ethics (November 22, 2013) for Massachusetts Financial Services Company

EX-99.p.9	Code of Ethics (March 2014) for Pacific Investment Management Company LLC

EX-99.p.11	Code of Ethics (October 25, 2013) for the Delafield Group, a division of Tocqueville Asset Management, L.P.

EX-99.p.12	Code of Ethics (August 1, 2013) for Wellington Management Company, LLP

EX-99.q.3	Power of Attorney (October 1, 2013)